UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07736
Janus Aspen Series
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206
(address of principal executive offices) (Zip code)
Abigail J. Murray, 151 Detroit Street, Denver, Colorado 80206
(Name and address of agent for service)
Registrant's telephone number, including area code:
303-333-3863
Date of fiscal year end:
12/31
Date of reporting period:
12/31/24
Item 1. Report to Stockholders.
(a) The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Janus Henderson VIT Balanced Portfolio
ANNUAL SHAREHOLDER REPORT
December 31, 2024
Institutional Shares:JABLX
This annual shareholder report contains important information about the Janus Henderson VIT Balanced Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Balanced Portfolio (Institutional Shares/JABLX)	$67	0.62%
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2024, the Janus Henderson VIT Balanced Portfolio Institutional Shares returned 15.43%. Its broad-based benchmarks, the S&P 500® Index, and the Bloomberg U.S. Aggregate Bond Index returned 25.02% and 1.25%, respectively. Its additional benchmark, the Balanced Index, returned 14.45%.
TOP CONTRIBUTORS TO PERFORMANCE
The equity allocation performed in line with the S&P 500® Index. Relative returns benefited from an overweight position in NVIDIA. The data center infrastructure provider reported strong revenue and earnings growth, fueled by soaring demand for its graphics processing units that are integral to the deployment of generative artificial intelligence (AI). NVIDIA's management team signaled a very strong outlook for 2025 and beyond. American Express, another contributor, reported strong profits growth and guidance, reflecting disciplined expense management and healthy spending by affluent cardmembers. The fixed income allocation outperformed the Bloomberg U.S. Aggregate Bond Index, driven by an overweight allocation to credit spread risk as spread sectors broadly outperformed on the back of relatively healthy economic data and positive investor sentiment. Security selection within investment-grade corporates also contributed.
TOP DETRACTORS FROM PERFORMANCE
Within equities, Nike detracted relative to the S&P 500 Index. The footwear company’s revenue growth faced headwinds in a challenging environment for consumer discretionary spending. Lam Research, another detractor, manufactures etching and deposition equipment used in semiconductor production. Investors were concerned about Lam’s business outlook because of a pullback in industry capital spending, a less favorable business mix in China, and increased company research and development costs. In the fixed income allocation, yield curve positioning detracted relative to the Bloomberg U.S. Aggregate Bond Index; the Portfolio’s overweight allocation to duration weighed on results as Treasury yields rose due to expectations for higher inflation under the incoming administration and the Federal Reserve's more hawkish tone at its December meeting. Security selection within agency mortgage-backed securities also hindered results.
Total return based on a $10,000 investment
December 31, 2014, through December 31, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Balanced Portfolio (Institutional Shares/JABLX)	15.43%	8.33%	8.66%
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Balanced Index	14.45%	8.04%	7.99%
Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit janushenderson.com/VIT for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
The Balanced Index is an internally-calculated, hypothetical combination of unmanaged indices. Prior to April 29, 2024, the Balanced Index reflects total returns of the S&P 500 Index (55%) and the Bloomberg U.S. Aggregate Bond Index (45%). Effective April 29, 2024, the Balanced Index reflects the total returns of the S&P 500 Index (60%) and the Bloomberg U.S. Aggregate Bond Index (40%).
Key Portfolio Statistics
Net assets	$9,095M
Number of portfolio holdings	774
Total investment advisory fee paid	$49.1M
Portfolio turnover rate	83%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.5
NVIDIA Corp	5.4
Apple Inc	4.0
Amazon.com Inc	3.1
Alphabet Inc - Class C	2.8
Asset Allocation (% of net assets)
Common Stocks	63.0
Corporate Bonds	10.9
Asset-Backed/Commercial Mortgage-Backed Securities	10.6
Mortgage-Backed Securities	9.1
United States Treasury Notes/Bonds	4.4
Investment Companies	2.4
Bank Loans and Mezzanine Loans	0.6
Other	(1.0)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson VIT Balanced Portfolio
ANNUAL SHAREHOLDER REPORT
December 31, 2024
Service Shares
This annual shareholder report contains important information about the Janus Henderson VIT Balanced Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Balanced Portfolio (Service Shares)	$94	0.87%
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2024, the Janus Henderson VIT Balanced Portfolio Service Shares returned 15.15%. Its broad-based benchmarks, the S&P 500® Index, and the Bloomberg U.S. Aggregate Bond Index returned 25.02% and 1.25%, respectively. Its additional benchmark, the Balanced Index, returned 14.45%.
TOP CONTRIBUTORS TO PERFORMANCE
The equity allocation performed in line with the S&P 500® Index. Relative returns benefited from an overweight position in NVIDIA. The data center infrastructure provider reported strong revenue and earnings growth, fueled by soaring demand for its graphics processing units that are integral to the deployment of generative artificial intelligence (AI). NVIDIA's management team signaled a very strong outlook for 2025 and beyond. American Express, another contributor, reported strong profits growth and guidance, reflecting disciplined expense management and healthy spending by affluent cardmembers. The fixed income allocation outperformed the Bloomberg U.S. Aggregate Bond Index, driven by an overweight allocation to credit spread risk as spread sectors broadly outperformed on the back of relatively healthy economic data and positive investor sentiment. Security selection within investment-grade corporates also contributed.
TOP DETRACTORS FROM PERFORMANCE
Within equities, Nike detracted relative to the S&P 500 Index. The footwear company’s revenue growth faced headwinds in a challenging environment for consumer discretionary spending. Lam Research, another detractor, manufactures etching and deposition equipment used in semiconductor production. Investors were concerned about Lam’s business outlook because of a pullback in industry capital spending, a less favorable business mix in China, and increased company research and development costs. In the fixed income allocation, yield curve positioning detracted relative to the Bloomberg U.S. Aggregate Bond Index; the Portfolio’s overweight allocation to duration weighed on results as Treasury yields rose due to expectations for higher inflation under the incoming administration and the Federal Reserve's more hawkish tone at its December meeting. Security selection within agency mortgage-backed securities also hindered results.
Total return based on a $10,000 investment
December 31, 2014, through December 31, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Balanced Portfolio (Service Shares)	15.15%	8.06%	8.40%
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Balanced Index	14.45%	8.04%	7.99%
Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit janushenderson.com/VIT for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
The Balanced Index is an internally-calculated, hypothetical combination of unmanaged indices. Prior to April 29, 2024, the Balanced Index reflects total returns of the S&P 500 Index (55%) and the Bloomberg U.S. Aggregate Bond Index (45%). Effective April 29, 2024, the Balanced Index reflects the total returns of the S&P 500 Index (60%) and the Bloomberg U.S. Aggregate Bond Index (40%).
Key Portfolio Statistics
Net assets	$9,095M
Number of portfolio holdings	774
Total investment advisory fee paid	$49.1M
Portfolio turnover rate	83%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.5
NVIDIA Corp	5.4
Apple Inc	4.0
Amazon.com Inc	3.1
Alphabet Inc - Class C	2.8
Asset Allocation (% of net assets)
Common Stocks	63.0
Corporate Bonds	10.9
Asset-Backed/Commercial Mortgage-Backed Securities	10.6
Mortgage-Backed Securities	9.1
United States Treasury Notes/Bonds	4.4
Investment Companies	2.4
Bank Loans and Mezzanine Loans	0.6
Other	(1.0)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson VIT Enterprise Portfolio
ANNUAL SHAREHOLDER REPORT
December 31, 2024
Institutional Shares:JAAGX
This annual shareholder report contains important information about the Janus Henderson VIT Enterprise Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Enterprise Portfolio (Institutional Shares/JAAGX)	$78	0.72%
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2024, the Janus Henderson VIT Enterprise Portfolio Institutional Shares returned 15.61%. Its broad-based benchmark, the Russell 3000® Index, returned 23.81%. Its performance benchmark, the Russell Midcap® Growth Index, returned 22.10%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in healthcare lifted performance relative to the Russell Midcap Growth Index. Among individual holdings, GoDaddy was a top relative contributor. The website domain registration company has augmented its earnings growth through sales of higher-margin services such as website design and digital payments. GoDaddy migrated to a new platform that incorporates artificial intelligence (AI). This enabled the company to sell more comprehensive packages of services, resulting in accelerating revenue growth and higher margins. Flex, another contributor, provides outsourced contract design and engineering services. It delivered higher profit margins by focusing on growing end markets such as healthcare and alternative energy. It also manufactures computer server racks used by data centers retooling to support AI workloads.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the information technology sector detracted relative to the Russell Midcap Growth Index, as the Portfolio lacked exposure to several outperforming stocks we believed carried elevated risk. Among portfolio holdings, Teleflex detracted on a relative basis. The medical device maker delivered disappointing earnings growth because of slower sales of its core product UroLift. Teleflex also lost a key customer for its outsourced manufacturing business. We remain invested in Teleflex because of our confidence in its management team and innovative product portfolio. ON Semiconductor was another relative detractor. The company faced weakness in a key end market due to slowing electric vehicle sales. We continued to see long-term potential for the company given its competitive positioning.
Total return based on a $10,000 investment
December 31, 2014, through December 31, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Enterprise Portfolio (Institutional Shares/JAAGX)	15.61%	9.88%	12.40%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%
Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit janushenderson.com/VIT for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
Key Portfolio Statistics
Net assets	$1,756M
Number of portfolio holdings	81
Total investment advisory fee paid	$10.7M
Portfolio turnover rate	14%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.7
GoDaddy Inc	4.3
SS&C Technologies Holdings Inc	3.2
Boston Scientific Corp	3.1
Intact Financial Corp	2.8
Asset Allocation (% of net assets)
Common Stocks	96.0
Investment Companies	3.7
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	0.1
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson VIT Enterprise Portfolio
ANNUAL SHAREHOLDER REPORT
December 31, 2024
Service Shares
This annual shareholder report contains important information about the Janus Henderson VIT Enterprise Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Enterprise Portfolio (Service Shares)	$104	0.97%
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2024, the Janus Henderson VIT Enterprise Portfolio Service Shares returned 15.32%. Its broad-based benchmark, the Russell 3000® Index, returned 23.81%. Its performance benchmark, the Russell Midcap® Growth Index, returned 22.10%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in healthcare lifted performance relative to the Russell Midcap Growth Index. Among individual holdings, GoDaddy was a top relative contributor. The website domain registration company has augmented its earnings growth through sales of higher-margin services such as website design and digital payments. GoDaddy migrated to a new platform that incorporates artificial intelligence (AI). This enabled the company to sell more comprehensive packages of services, resulting in accelerating revenue growth and higher margins. Flex, another contributor, provides outsourced contract design and engineering services. It delivered higher profit margins by focusing on growing end markets such as healthcare and alternative energy. It also manufactures computer server racks used by data centers retooling to support AI workloads.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the information technology sector detracted relative to the Russell Midcap Growth Index, as the Portfolio lacked exposure to several outperforming stocks we believed carried elevated risk. Among portfolio holdings, Teleflex detracted on a relative basis. The medical device maker delivered disappointing earnings growth because of slower sales of its core product UroLift. Teleflex also lost a key customer for its outsourced manufacturing business. We remain invested in Teleflex because of our confidence in its management team and innovative product portfolio. ON Semiconductor was another relative detractor. The company faced weakness in a key end market due to slowing electric vehicle sales. We continued to see long-term potential for the company given its competitive positioning.
Total return based on a $10,000 investment
December 31, 2014, through December 31, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Enterprise Portfolio (Service Shares)	15.32%	9.61%	12.12%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%
Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit janushenderson.com/VIT for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
Key Portfolio Statistics
Net assets	$1,756M
Number of portfolio holdings	81
Total investment advisory fee paid	$10.7M
Portfolio turnover rate	14%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.7
GoDaddy Inc	4.3
SS&C Technologies Holdings Inc	3.2
Boston Scientific Corp	3.1
Intact Financial Corp	2.8
Asset Allocation (% of net assets)
Common Stocks	96.0
Investment Companies	3.7
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	0.1
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson VIT Flexible Bond Portfolio
ANNUAL SHAREHOLDER REPORT
December 31, 2024
Institutional Shares:JAFLX
This annual shareholder report contains important information about the Janus Henderson VIT Flexible Bond Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Flexible Bond Portfolio (Institutional Shares/JAFLX)	$58	0.57%
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2024, the Janus Henderson VIT Flexible Bond Portfolio Institutional Shares returned 1.96%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 1.25%.
TOP CONTRIBUTORS TO PERFORMANCE
An overweight allocation to credit spread risk contributed to returns relative to the Bloomberg U.S. Aggregate Bond Index, as spread sectors broadly outperformed on the back of relatively healthy economic data and positive investor sentiment, particularly following the outcome of the November election. Security selection within investment-grade corporates was a notable contributor. An underweight allocation to U.S. Treasuries resulted in relative outperformance, as did overweight allocations to commercial mortgage-backed securities, non-agency mortgages, high-yield corporates, asset-backed securities, and collateralized loan obligations. On an industry basis, exposure to banking, brokerages, aerospace, healthcare, and technology contributed.
TOP DETRACTORS FROM PERFORMANCE
Yield curve positioning detracted from returns relative to the Bloomberg U.S. Aggregate Bond Index. The Portfolio’s overweight allocation to duration detracted as Treasury yields rose due to expectations for higher inflation under the incoming administration and the Federal Reserve's more hawkish tone at its December meeting. Security selection within agency mortgage-backed securities further detracted, as did a small cash position. The Portfolio used futures contracts to manage interest rate risk during the period, and the use of futures resulted in relative underperformance. On an industry basis, exposure to wirelines, tobacco, pharmaceuticals, and metals and mining detracted.
Total return based on a $10,000 investment
December 31, 2014, through December 31, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Flexible Bond Portfolio (Institutional Shares/JAFLX)	1.96%	0.34%	1.62%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit janushenderson.com/VIT for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Portfolio’s performance may reflect the effects of expense waivers.
Key Portfolio Statistics
Net assets	$621M
Number of portfolio holdings	657
Total investment advisory fee paid	$2.7M
Portfolio turnover rate	188%
Weighted average maturity	6.9 Years
Effective duration	6.5 Years
What did the Portfolio invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	29.5
Corporate Bonds	27.7
Mortgage-Backed Securities	23.8
United States Treasury Notes/Bonds	12.6
Investment Companies	5.5
Bank Loans and Mezzanine Loans	3.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(2.2)
Ratings Summary (% of net assets)†
AAA	3.0
AA	36.9
A	6.9
BBB	18.3
BB	7.5
B	0.9
Not Rated	24.0
Other	2.5
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson VIT Flexible Bond Portfolio
ANNUAL SHAREHOLDER REPORT
December 31, 2024
Service Shares
This annual shareholder report contains important information about the Janus Henderson VIT Flexible Bond Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Flexible Bond Portfolio (Service Shares)	$83	0.82%
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2024, the Janus Henderson VIT Flexible Bond Portfolio Service Shares returned 1.63%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 1.25%.
TOP CONTRIBUTORS TO PERFORMANCE
An overweight allocation to credit spread risk contributed to returns relative to the Bloomberg U.S. Aggregate Bond Index, as spread sectors broadly outperformed on the back of relatively healthy economic data and positive investor sentiment, particularly following the outcome of the November election. Security selection within investment-grade corporates was a notable contributor. An underweight allocation to U.S. Treasuries resulted in relative outperformance, as did overweight allocations to commercial mortgage-backed securities, non-agency mortgages, high-yield corporates, asset-backed securities, and collateralized loan obligations. On an industry basis, exposure to banking, brokerages, aerospace, healthcare, and technology contributed.
TOP DETRACTORS FROM PERFORMANCE
Yield curve positioning detracted from returns relative to the Bloomberg U.S. Aggregate Bond Index. The Portfolio’s overweight allocation to duration detracted as Treasury yields rose due to expectations for higher inflation under the incoming administration and the Federal Reserve's more hawkish tone at its December meeting. Security selection within agency mortgage-backed securities further detracted, as did a small cash position. The Portfolio used futures contracts to manage interest rate risk during the period, and the use of futures resulted in relative underperformance. On an industry basis, exposure to wirelines, tobacco, pharmaceuticals, and metals and mining detracted.
Total return based on a $10,000 investment
December 31, 2014, through December 31, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Flexible Bond Portfolio (Service Shares)	1.63%	0.09%	1.35%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit janushenderson.com/VIT for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Portfolio’s performance may reflect the effects of expense waivers.
Key Portfolio Statistics
Net assets	$621M
Number of portfolio holdings	657
Total investment advisory fee paid	$2.7M
Portfolio turnover rate	188%
Weighted average maturity	6.9 Years
Effective duration	6.5 Years
What did the Portfolio invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	29.5
Corporate Bonds	27.7
Mortgage-Backed Securities	23.8
United States Treasury Notes/Bonds	12.6
Investment Companies	5.5
Bank Loans and Mezzanine Loans	3.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(2.2)
Ratings Summary (% of net assets)†
AAA	3.0
AA	36.9
A	6.9
BBB	18.3
BB	7.5
B	0.9
Not Rated	24.0
Other	2.5
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson VIT Forty Portfolio
ANNUAL SHAREHOLDER REPORT
December 31, 2024
Institutional Shares:JACAX
This annual shareholder report contains important information about the Janus Henderson VIT Forty Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Forty Portfolio (Institutional Shares/JACAX)	$66	0.58%
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2024, the Janus Henderson VIT Forty Portfolio Institutional Shares returned 28.47%. Its broad-based benchmark, the Russell 1000® Index, returned 24.51%. Its performance benchmark, the Russell 1000® Growth Index, returned 33.36%. Its additional benchmark, the S&P 500® Index, returned 25.02%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 1000 Growth Index was aided by stock selection in the industrials sector, and particularly from an investment in Howmet Aerospace. This manufacturer of precision aircraft components delivered several quarters of strong profits growth that surpassed expectations. Marvell Technology, another relative contributor, supplies integrated circuits used in data processing units, security solutions, automobiles, and other end markets. Marvell reported strong earnings and guidance, driven in part by increased investments in artificial intelligence (AI). Meta was another top performer, supported by its strong earnings guidance. The company continued to benefit from its cost rationalization program and excitement over its AI initiatives.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the information technology sector detracted relative to the Russell 1000 Growth Index. This was due in part to an underweight position in Broadcom, a strong performer for the Index. This supplier of semiconductor and infrastructure software solutions was a beneficiary of increased industry investment to support AI. An overweight position in Workday also detracted. Workday provides cloud-based applications for finance and human resources. The stock sold off in the first half of 2024 after the company reduced full-year guidance. We exited the position given a challenging environment for software spending. We also sold our position in real estate analytics company CoStar Group, another detractor. Shares declined after CoStar missed its revenue targets and reported weak bookings.
Total return based on a $10,000 investment
December 31, 2014, through December 31, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Forty Portfolio (Institutional Shares/JACAX)	28.47%	15.40%	15.65%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
S&P 500® Index	25.02%	14.53%	13.10%
Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit janushenderson.com/VIT for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
Key Portfolio Statistics
Net assets	$1,186M
Number of portfolio holdings	37
Total investment advisory fee paid	$5.8M
Portfolio turnover rate	36%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.5
NVIDIA Corp	8.8
Amazon.com Inc	8.2
Apple Inc	6.6
Alphabet Inc - Class C	5.5
Asset Allocation (% of net assets)
Common Stocks	98.7
Investment Companies	1.3
Other	(0.0)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson VIT Forty Portfolio
ANNUAL SHAREHOLDER REPORT
December 31, 2024
Service Shares
This annual shareholder report contains important information about the Janus Henderson VIT Forty Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Forty Portfolio (Service Shares)	$95	0.83%
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2024, the Janus Henderson VIT Forty Portfolio Service Shares returned 28.14%. Its broad-based benchmark, the Russell 1000® Index, returned 24.51%. Its performance benchmark, the Russell 1000® Growth Index, returned 33.36%. Its additional benchmark, the S&P 500® Index, returned 25.02%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 1000 Growth Index was aided by stock selection in the industrials sector, and particularly from an investment in Howmet Aerospace. This manufacturer of precision aircraft components delivered several quarters of strong profits growth that surpassed expectations. Marvell Technology, another relative contributor, supplies integrated circuits used in data processing units, security solutions, automobiles, and other end markets. Marvell reported strong earnings and guidance, driven in part by increased investments in artificial intelligence (AI). Meta was another top performer, supported by its strong earnings guidance. The company continued to benefit from its cost rationalization program and excitement over its AI initiatives.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the information technology sector detracted relative to the Russell 1000 Growth Index. This was due in part to an underweight position in Broadcom, a strong performer for the Index. This supplier of semiconductor and infrastructure software solutions was a beneficiary of increased industry investment to support AI. An overweight position in Workday also detracted. Workday provides cloud-based applications for finance and human resources. The stock sold off in the first half of 2024 after the company reduced full-year guidance. We exited the position given a challenging environment for software spending. We also sold our position in real estate analytics company CoStar Group, another detractor. Shares declined after CoStar missed its revenue targets and reported weak bookings.
Total return based on a $10,000 investment
December 31, 2014, through December 31, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Forty Portfolio (Service Shares)	28.14%	15.12%	15.36%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
S&P 500® Index	25.02%	14.53%	13.10%
Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit janushenderson.com/VIT for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
Key Portfolio Statistics
Net assets	$1,186M
Number of portfolio holdings	37
Total investment advisory fee paid	$5.8M
Portfolio turnover rate	36%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.5
NVIDIA Corp	8.8
Amazon.com Inc	8.2
Apple Inc	6.6
Alphabet Inc - Class C	5.5
Asset Allocation (% of net assets)
Common Stocks	98.7
Investment Companies	1.3
Other	(0.0)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson VIT Global Research Portfolio
ANNUAL SHAREHOLDER REPORT
December 31, 2024
Institutional Shares:JAWGX
This annual shareholder report contains important information about the Janus Henderson VIT Global Research Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Research Portfolio (Institutional Shares/JAWGX)	$80	0.72%
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2024, the Janus Henderson VIT Global Research Portfolio Institutional Shares returned 23.58%. Its broad-based benchmark, the MSCI World IndexSM, returned 18.67%. Its additional benchmark, the MSCI All Country World IndexSM, returned 17.49%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the utilities sector lifted performance relative to the MSCI World Index, aided by a position in Vistra Energy. The U.S. independent power producer delivered strong earnings growth, fueled in part by surging demand for electricity to power artificial intelligence (AI) and data centers. The company raised its full-year guidance and issued a strong outlook for 2025. NVIDIA was another relative contributor. The information technology company reported strong revenue and earnings growth, fueled by soaring demand for its graphics processing units that are integral to generative AI. NVIDIA's management team signaled a very strong outlook for 2025 and beyond, as it has seen indications of accelerating demand for its products from cloud service providers and Internet companies.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the consumer discretionary sector detracted relative to the MSCI World Index. Porsche was a notable individual detractor. The German automaker faced business headwinds as it transitioned to new models, resulting in availability issues and lost sales of some of its most profitable vehicles. Porsche also experienced slower sales because of weaker consumer spending in China. Ferguson Enterprises was another relative detractor. The building products supplier reported weaker-than-expected quarterly results due to weak sales, reduced margins, and increased capital investment. We continued to see long-term opportunity given the company's strong competitive positioning and solid balance sheet.
Total return based on a $10,000 investment
December 31, 2014, through December 31, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Global Research Portfolio (Institutional Shares/JAWGX)	23.58%	12.35%	10.55%
MSCI World IndexSM	18.67%	11.17%	9.95%
MSCI All Country World IndexSM	17.49%	10.06%	9.23%
Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit janushenderson.com/VIT for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
Key Portfolio Statistics
Net assets	$938M
Number of portfolio holdings	113
Total investment advisory fee paid	$5.7M
Portfolio turnover rate	31%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.9
Microsoft Corp	5.3
Alphabet Inc - Class C	4.3
Apple Inc	3.7
Amazon.com Inc	3.5
Asset Allocation (% of net assets)
Common Stocks	98.6
Preferred Stocks	0.8
Investment Companies	0.3
Private Placements	0.0
Other	0.3
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Portfolio since December 31, 2023.
The Portfolio’s net expense ratio materially changed from the prior fiscal year due to an increase in the Portfolio’s advisory fee rate, which adjusts up or down based on the Portfolio’s performance relative to the MSCI World IndexSM.
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson VIT Global Research Portfolio
ANNUAL SHAREHOLDER REPORT
December 31, 2024
Service Shares
This annual shareholder report contains important information about the Janus Henderson VIT Global Research Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Research Portfolio (Service Shares)	$108	0.97%
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2024, the Janus Henderson VIT Global Research Portfolio Service Shares returned 23.27%. Its broad-based benchmark, the MSCI World IndexSM, returned 18.67%. Its additional benchmark, the MSCI All Country World IndexSM, returned 17.49%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the utilities sector lifted performance relative to the MSCI World Index, aided by a position in Vistra Energy. The U.S. independent power producer delivered strong earnings growth, fueled in part by surging demand for electricity to power artificial intelligence (AI) and data centers. The company raised its full-year guidance and issued a strong outlook for 2025. NVIDIA was another relative contributor. The information technology company reported strong revenue and earnings growth, fueled by soaring demand for its graphics processing units that are integral to generative AI. NVIDIA's management team signaled a very strong outlook for 2025 and beyond, as it has seen indications of accelerating demand for its products from cloud service providers and Internet companies.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the consumer discretionary sector detracted relative to the MSCI World Index. Porsche was a notable individual detractor. The German automaker faced business headwinds as it transitioned to new models, resulting in availability issues and lost sales of some of its most profitable vehicles. Porsche also experienced slower sales because of weaker consumer spending in China. Ferguson Enterprises was another relative detractor. The building products supplier reported weaker-than-expected quarterly results due to weak sales, reduced margins, and increased capital investment. We continued to see long-term opportunity given the company's strong competitive positioning and solid balance sheet.
Total return based on a $10,000 investment
December 31, 2014, through December 31, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Global Research Portfolio (Service Shares)	23.27%	12.07%	10.27%
MSCI World IndexSM	18.67%	11.17%	9.95%
MSCI All Country World IndexSM	17.49%	10.06%	9.23%
Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit janushenderson.com/VIT for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
Key Portfolio Statistics
Net assets	$938M
Number of portfolio holdings	113
Total investment advisory fee paid	$5.7M
Portfolio turnover rate	31%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.9
Microsoft Corp	5.3
Alphabet Inc - Class C	4.3
Apple Inc	3.7
Amazon.com Inc	3.5
Asset Allocation (% of net assets)
Common Stocks	98.6
Preferred Stocks	0.8
Investment Companies	0.3
Private Placements	0.0
Other	0.3
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Portfolio since December 31, 2023.
The Portfolio’s net expense ratio materially changed from the prior fiscal year due to an increase in the Portfolio’s advisory fee rate, which adjusts up or down based on the Portfolio’s performance relative to the MSCI World IndexSM.
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson VIT Global Sustainable Equity Portfolio
ANNUAL SHAREHOLDER REPORT
December 31, 2024
Institutional Shares:JHISX
This annual shareholder report contains important information about the Janus Henderson VIT Global Sustainable Equity Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Sustainable Equity Portfolio (Institutional Shares/JHISX)	$91	0.86%
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2024, the Janus Henderson VIT Global Sustainable Equity Portfolio Institutional Shares returned 11.06%. Its broad-based benchmark, the MSCI World IndexSM, returned 18.67%.
TOP CONTRIBUTORS TO PERFORMANCE
Relative to the MSCI World Index, notable individual stock contributors included semiconductor firm NVIDIA and insurer Progressive. NVIDIA posted strong results, and we see the company as being well placed to benefit from continued earnings upgrades. Progressive is one of the largest auto insurance companies in the US. Progressive continued its strong execution, with robust combined ratio metrics and healthy underwriting trends in personal auto. Progressive's superior analytics technology has delivered excellent underwriting results over a long period.
TOP DETRACTORS FROM PERFORMANCE
Stock selection within healthcare was among the primary detractors from returns relative to the MSCI World Index, with healthcare insurer Humana the biggest individual detractor. The company reported increasing hospital utilization trends, which led to concerns about lower margins in the future. Additionally, the company suffered a downgrade in its star ratings, which are assigned and published by the Centers for Medicare and Medicaid Services. Clinical research organization (CRO), Icon, was another notable detractor. The company’s share price fell sharply in October after the company released its third-quarter results, which were below the guidance previously provided by management. The company’s CEO cited ongoing cautiousness of biotech customers as a primary reason, and although this is expected to persist into 2025, he noted that recent new strategic partnerships had already contributed to investment pipelines.
Total return based on a $10,000 investment
January 26, 2022, through December 31, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Janus Henderson VIT Global Sustainable Equity Portfolio (Institutional Shares/JHISX)	11.06%	5.56%
MSCI World IndexSM	18.67%	9.48%
Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit janushenderson.com/VIT for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Portfolio’s performance may reflect the effects of expense waivers.
Key Portfolio Statistics
Net assets	$11M
Number of portfolio holdings	58
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	42%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.8
NVIDIA Corp	5.0
Schneider Electric SE	3.3
Wabtec Corp	3.1
T-Mobile US Inc	3.1
Asset Allocation (% of net assets)
Common Stocks	96.6
Investment Companies	3.8
Other	(0.4)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson VIT Global Sustainable Equity Portfolio
ANNUAL SHAREHOLDER REPORT
December 31, 2024
Service Shares
This annual shareholder report contains important information about the Janus Henderson VIT Global Sustainable Equity Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Sustainable Equity Portfolio (Service Shares)	$99	0.94%
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2024, the Janus Henderson VIT Global Sustainable Equity Portfolio Service Shares returned 11.01%. Its broad-based benchmark, the MSCI World IndexSM, returned 18.67%.
TOP CONTRIBUTORS TO PERFORMANCE
Relative to the MSCI World Index, notable individual stock contributors included semiconductor firm NVIDIA and insurer Progressive. NVIDIA posted strong results, and we see the company as being well placed to benefit from continued earnings upgrades. Progressive is one of the largest auto insurance companies in the US. Progressive continued its strong execution, with robust combined ratio metrics and healthy underwriting trends in personal auto. Progressive's superior analytics technology has delivered excellent underwriting results over a long period.
TOP DETRACTORS FROM PERFORMANCE
Stock selection within healthcare was among the primary detractors from returns relative to the MSCI World Index, with healthcare insurer Humana the biggest individual detractor. The company reported increasing hospital utilization trends, which led to concerns about lower margins in the future. Additionally, the company suffered a downgrade in its star ratings, which are assigned and published by the Centers for Medicare and Medicaid Services. Clinical research organization (CRO), Icon, was another notable detractor. The company’s share price fell sharply in October after the company released its third-quarter results, which were below the guidance previously provided by management. The company’s CEO cited ongoing cautiousness of biotech customers as a primary reason, and although this is expected to persist into 2025, he noted that recent new strategic partnerships had already contributed to investment pipelines.
Total return based on a $10,000 investment
January 26, 2022, through December 31, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Janus Henderson VIT Global Sustainable Equity Portfolio (Service Shares)	11.01%	5.52%
MSCI World IndexSM	18.67%	9.48%
Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit janushenderson.com/VIT for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Portfolio’s performance may reflect the effects of expense waivers.
Key Portfolio Statistics
Net assets	$11M
Number of portfolio holdings	58
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	42%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.8
NVIDIA Corp	5.0
Schneider Electric SE	3.3
Wabtec Corp	3.1
T-Mobile US Inc	3.1
Asset Allocation (% of net assets)
Common Stocks	96.6
Investment Companies	3.8
Other	(0.4)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson VIT Global Technology and Innovation Portfolio
ANNUAL SHAREHOLDER REPORT
December 31, 2024
Institutional Shares:JGLTX
This annual shareholder report contains important information about the Janus Henderson VIT Global Technology and Innovation Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Technology and Innovation Portfolio (Institutional Shares/JGLTX)	$85	0.73%
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2024, the Janus Henderson VIT Global Technology and Innovation Portfolio Institutional Shares returned 32.10%. Its broad-based benchmark, the S&P 500® Index, returned 25.02%. Its additional benchmark, the MSCI All Country World Information Technology IndexSM, returned 31.59%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection lifted performance relative to the MSCI All Country World Information Technology Index. The Portfolio benefited from investments in companies linked to the buildout of artificial intelligence (AI). These included social media company Meta Platforms, a company at the forefront of AI innovation. Taiwan Semiconductor Manufacturing Company (TSMC) was another top contributor. As the world’s leading outsourced chipmaker, TSMC is an integral player in AI deployment within the semiconductor space. TSMC delivered strong revenue growth, reflecting increased sales volumes and a shift to higher-performance, higher-margin components tied to the AI buildout.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the semiconductor and semiconductor equipment industry hindered performance relative to the MSCI All Country World Information Technology Index. In the second half of 2024, multiple semiconductor companies scaled back capital spending plans, reducing demand for the equipment needed to fabricate chips. This negatively impacted stock performance for lithography equipment manufacturer ASML Holding, a notable detractor. The lull in demand for both analog and memory chips was a reminder that, despite the powerful tailwinds of AI, semiconductors can be susceptible to cyclicality. The Portfolio’s relative performance was also dampened by its underweight position in several mega-cap technology stocks, such as graphics chip maker NVIDIA, that outperformed the market due to excitement around AI.
Total return based on a $10,000 investment
December 31, 2014, through December 31, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Global Technology and Innovation Portfolio (Institutional Shares/JGLTX)	32.10%	18.09%	19.34%
S&P 500® Index	25.02%	14.53%	13.10%
MSCI All Country World Information Technology IndexSM	31.59%	20.50%	19.16%
Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit janushenderson.com/VIT for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Portfolio’s performance may reflect the effects of expense waivers.
Key Portfolio Statistics
Net assets	$1,167M
Number of portfolio holdings	81
Total investment advisory fee paid	$7.0M
Portfolio turnover rate	35%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	13.3
Microsoft Corp	9.7
Taiwan Semiconductor Manufacturing Co Ltd	6.3
Apple Inc	5.7
Alphabet Inc - Class C	4.2
Asset Allocation (% of net assets)
Common Stocks	95.6
Investment Companies	3.8
Private Placements	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.1
Warrants	0.0
Other	(0.2)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Portfolio since December 31, 2023.
Effective February 19, 2025, the Portfolio is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified. In addition, effective February 19, 2025, the Portfolio has a fundamental policy to invest 25% or more of the value of its total assets in the industries within the information technology sector in the aggregate.
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson VIT Global Technology and Innovation Portfolio
ANNUAL SHAREHOLDER REPORT
December 31, 2024
Service Shares
This annual shareholder report contains important information about the Janus Henderson VIT Global Technology and Innovation Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Technology and Innovation Portfolio (Service Shares)	$112	0.97%
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2024, the Janus Henderson VIT Global Technology and Innovation Portfolio Service Shares returned 31.76%. Its broad-based benchmark, the S&P 500® Index, returned 25.02%. Its additional benchmark, the MSCI All Country World Information Technology IndexSM, returned 31.59%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection lifted performance relative to the MSCI All Country World Information Technology Index. The Portfolio benefited from investments in companies linked to the buildout of artificial intelligence (AI). These included social media company Meta Platforms, a company at the forefront of AI innovation. Taiwan Semiconductor Manufacturing Company (TSMC) was another top contributor. As the world’s leading outsourced chipmaker, TSMC is an integral player in AI deployment within the semiconductor space. TSMC delivered strong revenue growth, reflecting increased sales volumes and a shift to higher-performance, higher-margin components tied to the AI buildout.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the semiconductor and semiconductor equipment industry hindered performance relative to the MSCI All Country World Information Technology Index. In the second half of 2024, multiple semiconductor companies scaled back capital spending plans, reducing demand for the equipment needed to fabricate chips. This negatively impacted stock performance for lithography equipment manufacturer ASML Holding, a notable detractor. The lull in demand for both analog and memory chips was a reminder that, despite the powerful tailwinds of AI, semiconductors can be susceptible to cyclicality. The Portfolio’s relative performance was also dampened by its underweight position in several mega-cap technology stocks, such as graphics chip maker NVIDIA, that outperformed the market due to excitement around AI.
Total return based on a $10,000 investment
December 31, 2014, through December 31, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Global Technology and Innovation Portfolio (Service Shares)	31.76%	17.80%	19.06%
S&P 500® Index	25.02%	14.53%	13.10%
MSCI All Country World Information Technology IndexSM	31.59%	20.50%	19.16%
Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit janushenderson.com/VIT for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Portfolio’s performance may reflect the effects of expense waivers.
Key Portfolio Statistics
Net assets	$1,167M
Number of portfolio holdings	81
Total investment advisory fee paid	$7.0M
Portfolio turnover rate	35%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	13.3
Microsoft Corp	9.7
Taiwan Semiconductor Manufacturing Co Ltd	6.3
Apple Inc	5.7
Alphabet Inc - Class C	4.2
Asset Allocation (% of net assets)
Common Stocks	95.6
Investment Companies	3.8
Private Placements	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.1
Warrants	0.0
Other	(0.2)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Portfolio since December 31, 2023.
Effective February 19, 2025, the Portfolio is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified. In addition, effective February 19, 2025, the Portfolio has a fundamental policy to invest 25% or more of the value of its total assets in the industries within the information technology sector in the aggregate.
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson VIT Mid Cap Value Portfolio
ANNUAL SHAREHOLDER REPORT
December 31, 2024
Institutional Shares:JAMVX
This annual shareholder report contains important information about the Janus Henderson VIT Mid Cap Value Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Mid Cap Value Portfolio (Institutional Shares/JAMVX)	$99	0.93%
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2024, the Janus Henderson VIT Mid Cap Value Portfolio Institutional Shares returned 13.11%. Its broad-based benchmark, the Russell 3000® Index, returned 23.81%. Its performance benchmark, the Russell Midcap® Value Index, returned 13.07%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the communication services and financials sectors contributed relative to the Russell Midcap Value Index. Among individual holdings, Entergy was a top relative contributor. This integrated power supplier delivered better-than-expected earnings growth and indicated increased electricity demand from data centers to meet the needs of artificial intelligence (AI). Casey’s General Stores, another contributor, owns an expanding network of gas stations and convenience stores. It reported strong earnings growth, supported by higher gasoline and convenience store sales, as well as margin improvement. Globus Medical was another top contributor, as the medical device maker started to capture the synergies from its acquisition of device maker NuVasive.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the industrials sector detracted relative to the Russell Midcap Value Index. Processing equipment manufacturer Hillenbrand was a notable sector detractor after reporting disappointing top- and bottom-line results. We exited the position on near-term uncertainty and concerns over the quality of the company’s balance sheet. Elsewhere in the Portfolio, Globe Life was a prominent detractor. Shares of this insurer fell after a short seller questioned its life insurance sales practices. After we learned regulators were investigating these claims, we saw heightened risk for the core business and quickly eliminated the position. Energy holding HF Sinclair also detracted, due in part to uncertainty over margins in the refining market.
Total return based on a $10,000 investment
December 31, 2014, through December 31, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Mid Cap Value Portfolio (Institutional Shares/JAMVX)	13.11%	7.14%	7.60%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Value Index	13.07%	8.59%	8.10%
Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit janushenderson.com/VIT for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Portfolio’s performance may reflect the effects of expense waivers.
Key Portfolio Statistics
Net assets	$117M
Number of portfolio holdings	74
Total investment advisory fee paid	$0.9M
Portfolio turnover rate	42%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Entergy Corp	2.9
Chesapeake Energy Corp	2.9
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.6
Fox Corp - Class B	2.3
Asset Allocation (% of net assets)
Common Stocks	98.2
Repurchase Agreements	1.9
Other	(0.1)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Portfolio since December 31, 2023.
The Portfolio’s net expense ratio materially changed from the prior fiscal year due to an increase in the Portfolio’s advisory fee rate, which adjusts up or down based on the Portfolio’s performance relative to the Russell Midcap® Value Index
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson VIT Mid Cap Value Portfolio
ANNUAL SHAREHOLDER REPORT
December 31, 2024
Service Shares
This annual shareholder report contains important information about the Janus Henderson VIT Mid Cap Value Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Mid Cap Value Portfolio (Service Shares)	$126	1.18%
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2024, the Janus Henderson VIT Mid Cap Value Portfolio Service Shares returned 12.80%. Its broad-based benchmark, the Russell 3000® Index, returned 23.81%. Its performance benchmark, the Russell Midcap® Value Index, returned 13.07%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the communication services and financials sectors contributed relative to the Russell Midcap Value Index. Among individual holdings, Entergy was a top relative contributor. This integrated power supplier delivered better-than-expected earnings growth and indicated increased electricity demand from data centers to meet the needs of artificial intelligence (AI). Casey’s General Stores, another contributor, owns an expanding network of gas stations and convenience stores. It reported strong earnings growth, supported by higher gasoline and convenience store sales, as well as margin improvement. Globus Medical was another top contributor, as the medical device maker started to capture the synergies from its acquisition of device maker NuVasive.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the industrials sector detracted relative to the Russell Midcap Value Index. Processing equipment manufacturer Hillenbrand was a notable sector detractor after reporting disappointing top- and bottom-line results. We exited the position on near-term uncertainty and concerns over the quality of the company’s balance sheet. Elsewhere in the Portfolio, Globe Life was a prominent detractor. Shares of this insurer fell after a short seller questioned its life insurance sales practices. After we learned regulators were investigating these claims, we saw heightened risk for the core business and quickly eliminated the position. Energy holding HF Sinclair also detracted, due in part to uncertainty over margins in the refining market.
Total return based on a $10,000 investment
December 31, 2014, through December 31, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Mid Cap Value Portfolio (Service Shares)	12.80%	6.86%	7.33%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Value Index	13.07%	8.59%	8.10%
Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit janushenderson.com/VIT for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Portfolio’s performance may reflect the effects of expense waivers.
Key Portfolio Statistics
Net assets	$117M
Number of portfolio holdings	74
Total investment advisory fee paid	$0.9M
Portfolio turnover rate	42%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Entergy Corp	2.9
Chesapeake Energy Corp	2.9
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.6
Fox Corp - Class B	2.3
Asset Allocation (% of net assets)
Common Stocks	98.2
Repurchase Agreements	1.9
Other	(0.1)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Portfolio since December 31, 2023.
The Portfolio’s net expense ratio materially changed from the prior fiscal year due to an increase in the Portfolio’s advisory fee rate, which adjusts up or down based on the Portfolio’s performance relative to the Russell Midcap® Value Index
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson VIT Overseas Portfolio
ANNUAL SHAREHOLDER REPORT
December 31, 2024
Institutional Shares:JAIGX
This annual shareholder report contains important information about the Janus Henderson VIT Overseas Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Overseas Portfolio (Institutional Shares/JAIGX)	$91	0.88%
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2024, the Janus Henderson VIT Overseas Portfolio Institutional Shares returned 5.84%. Its broad-based benchmark, the MSCI All Country World ex-USA IndexSM, returned 5.53%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the communication services sector contributed relative to the MSCI All Country World Ex USA. This was due in part to an out-of-benchmark investment in Liberty Media, which owns a controlling interest in motor racing company Formula One Group. Liberty Media’s efforts to build a higher profile for Formula One racing resulted in increased viewership and strong advertising revenues. Taiwan Semiconductor Manufacturing Company (TSMC) was another relative contributor. TSMC is a major fabricator of logic semiconductors, including graphics processing units critical to the deployment of generative artificial intelligence (AI). TSMC built on its market leadership, leading to expanded pricing power, stronger-than-expected earnings, and increased guidance.
TOP DETRACTORS FROM PERFORMANCE
Stock selection and an overweight in the consumer discretionary sector detracted relative to the MSCI All Country World Ex USA. Sector detractors included UK-based online and sports betting company Entain, which faced headwinds because of regulatory uncertainty and competitive challenges in the U.S. sports betting market. On a positive note, Entain’s sports-betting subsidiary BetMGM started to gain market share in the U.S., supported by an acquisition of a data-driven forecasting business. ICON, another detractor, is a multinational provider of outsourced drug and medical device development and clinical testing services. ICON disappointed investors by reporting weaker-than-expected revenue growth and guidance due to more cautious industry spending on drug development and clinical trials.
Total return based on a $10,000 investment
December 31, 2014, through December 31, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Overseas Portfolio (Institutional Shares/JAIGX)	5.84%	7.21%	5.55%
MSCI All Country World ex-USA IndexSM	5.53%	4.10%	4.80%
Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit janushenderson.com/VIT for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
Key Portfolio Statistics
Net assets	$658M
Number of portfolio holdings	46
Total investment advisory fee paid	$5.3M
Portfolio turnover rate	39%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	8.2
Liberty Media Corp-Liberty Formula One - Series C	3.9
Erste Group Bank AG	3.7
BAE Systems PLC	3.6
Teck Resources Ltd	3.4
Asset Allocation (% of net assets)
Common Stocks	96.6
Investment Companies	1.6
Preferred Stocks	1.5
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	0.1
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson VIT Overseas Portfolio
ANNUAL SHAREHOLDER REPORT
December 31, 2024
Service Shares
This annual shareholder report contains important information about the Janus Henderson VIT Overseas Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Overseas Portfolio (Service Shares)	$116	1.13%
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2024, the Janus Henderson VIT Overseas Portfolio Service Shares returned 5.58%. Its broad-based benchmark, the MSCI All Country World ex-USA IndexSM, returned 5.53%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the communication services sector contributed relative to the MSCI All Country World Ex USA. This was due in part to an out-of-benchmark investment in Liberty Media, which owns a controlling interest in motor racing company Formula One Group. Liberty Media’s efforts to build a higher profile for Formula One racing resulted in increased viewership and strong advertising revenues. Taiwan Semiconductor Manufacturing Company (TSMC) was another relative contributor. TSMC is a major fabricator of logic semiconductors, including graphics processing units critical to the deployment of generative artificial intelligence (AI). TSMC built on its market leadership, leading to expanded pricing power, stronger-than-expected earnings, and increased guidance.
TOP DETRACTORS FROM PERFORMANCE
Stock selection and an overweight in the consumer discretionary sector detracted relative to the MSCI All Country World Ex USA. Sector detractors included UK-based online and sports betting company Entain, which faced headwinds because of regulatory uncertainty and competitive challenges in the U.S. sports betting market. On a positive note, Entain’s sports-betting subsidiary BetMGM started to gain market share in the U.S., supported by an acquisition of a data-driven forecasting business. ICON, another detractor, is a multinational provider of outsourced drug and medical device development and clinical testing services. ICON disappointed investors by reporting weaker-than-expected revenue growth and guidance due to more cautious industry spending on drug development and clinical trials.
Total return based on a $10,000 investment
December 31, 2014, through December 31, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Overseas Portfolio (Service Shares)	5.58%	6.95%	5.29%
MSCI All Country World ex-USA IndexSM	5.53%	4.10%	4.80%
Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit janushenderson.com/VIT for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
Key Portfolio Statistics
Net assets	$658M
Number of portfolio holdings	46
Total investment advisory fee paid	$5.3M
Portfolio turnover rate	39%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	8.2
Liberty Media Corp-Liberty Formula One - Series C	3.9
Erste Group Bank AG	3.7
BAE Systems PLC	3.6
Teck Resources Ltd	3.4
Asset Allocation (% of net assets)
Common Stocks	96.6
Investment Companies	1.6
Preferred Stocks	1.5
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	0.1
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson VIT Research Portfolio
ANNUAL SHAREHOLDER REPORT
December 31, 2024
Institutional Shares:JAGRX
This annual shareholder report contains important information about the Janus Henderson VIT Research Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Research Portfolio (Institutional Shares/JAGRX)	$79	0.67%
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2024, the Janus Henderson VIT Research Portfolio Institutional Shares returned 35.31%. Its broad-based benchmark, the Russell 1000® Index, returned 24.51%. Its performance benchmark, the Russell 1000® Growth Index, returned 33.36%. Its additional benchmark, the S&P 500® Index, returned 25.02%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the information technology sector contributed relative to the Russell 1000 Growth Index. NVIDIA was a top sector contributor. The data center infrastructure provider reported strong revenue and earnings growth, fueled by soaring demand for its graphics processing units that are integral to the deployment of generative artificial intelligence (AI). NVIDIA's management team signaled a very strong outlook for 2025 and beyond, as it has seen indications of accelerating demand from a diverse and growing array of customers, including data centers and cloud service providers. Meta was another top performer, supported by its strong earnings performance, positive guidance, and excitement over its AI initiatives.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the consumer discretionary sector detracted relative to the Russell 1000 Growth Index. Among individual holdings, CoStar Group was a prominent relative detractor. CoStar provides real estate information and analytics to the residential and commercial property markets. Higher interest rates pressured CoStar’s core commercial real estate business in the first half of the year and again in the fourth quarter. CoStar also missed its revenue targets for the third quarter, and bookings were weaker than expected. We exited the position. Energy drink company Monster Beverage was another detractor. The company faced earnings headwinds as slow sales trends raised concerns over a shift in consumer tastes away from sugary energy drinks. We trimmed the position.
Total return based on a $10,000 investment
December 31, 2014, through December 31, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Research Portfolio (Institutional Shares/JAGRX)	35.31%	16.79%	14.53%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
S&P 500® Index	25.02%	14.53%	13.10%
Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit janushenderson.com/VIT for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
Key Portfolio Statistics
Net assets	$732M
Number of portfolio holdings	89
Total investment advisory fee paid	$3.8M
Portfolio turnover rate	27%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	13.5
Microsoft Corp	11.1
Apple Inc	7.5
Amazon.com Inc	6.7
Meta Platforms Inc - Class A	6.3
Asset Allocation (% of net assets)
Common Stocks	99.9
Investments Purchased with Cash Collateral from Securities Lending	0.2
Investment Companies	0.0
Other	(0.1)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Portfolio since December 31, 2023.
Effective February 19, 2025, the Portfolio is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified.
The Portfolio’s net expense ratio materially changed from the prior fiscal year due to an increase in the Portfolio’s advisory fee rate, which adjusts up or down based on the Portfolio’s performance relative to the Russell 1000® Growth Index.
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson VIT Research Portfolio
ANNUAL SHAREHOLDER REPORT
December 31, 2024
Service Shares
This annual shareholder report contains important information about the Janus Henderson VIT Research Portfolio (the "Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Portfolio that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Research Portfolio (Service Shares)	$108	0.92%
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2024, the Janus Henderson VIT Research Portfolio Service Shares returned 34.96%. Its broad-based benchmark, the Russell 1000® Index, returned 24.51%. Its performance benchmark, the Russell 1000® Growth Index, returned 33.36%. Its additional benchmark, the S&P 500® Index, returned 25.02%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the information technology sector contributed relative to the Russell 1000 Growth Index. NVIDIA was a top sector contributor. The data center infrastructure provider reported strong revenue and earnings growth, fueled by soaring demand for its graphics processing units that are integral to the deployment of generative artificial intelligence (AI). NVIDIA's management team signaled a very strong outlook for 2025 and beyond, as it has seen indications of accelerating demand from a diverse and growing array of customers, including data centers and cloud service providers. Meta was another top performer, supported by its strong earnings performance, positive guidance, and excitement over its AI initiatives.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the consumer discretionary sector detracted relative to the Russell 1000 Growth Index. Among individual holdings, CoStar Group was a prominent relative detractor. CoStar provides real estate information and analytics to the residential and commercial property markets. Higher interest rates pressured CoStar’s core commercial real estate business in the first half of the year and again in the fourth quarter. CoStar also missed its revenue targets for the third quarter, and bookings were weaker than expected. We exited the position. Energy drink company Monster Beverage was another detractor. The company faced earnings headwinds as slow sales trends raised concerns over a shift in consumer tastes away from sugary energy drinks. We trimmed the position.
Total return based on a $10,000 investment
December 31, 2014, through December 31, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson VIT Research Portfolio (Service Shares)	34.96%	16.49%	14.25%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
S&P 500® Index	25.02%	14.53%	13.10%
Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit janushenderson.com/VIT for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
Key Portfolio Statistics
Net assets	$732M
Number of portfolio holdings	89
Total investment advisory fee paid	$3.8M
Portfolio turnover rate	27%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	13.5
Microsoft Corp	11.1
Apple Inc	7.5
Amazon.com Inc	6.7
Meta Platforms Inc - Class A	6.3
Asset Allocation (% of net assets)
Common Stocks	99.9
Investments Purchased with Cash Collateral from Securities Lending	0.2
Investment Companies	0.0
Other	(0.1)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Portfolio since December 31, 2023.
Effective February 19, 2025, the Portfolio is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified.
The Portfolio’s net expense ratio materially changed from the prior fiscal year due to an increase in the Portfolio’s advisory fee rate, which adjusts up or down based on the Portfolio’s performance relative to the Russell 1000® Growth Index.
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.

Item 2 - Code of Ethics

Code of Ethics

(a) As of the end of the period covered by this report, the Registrant has adopted the Fund Code of Ethics for Principal Executive Officer and Senior Financial Officers that applies to the Registrant’s Principal Executive Officer and Principal Financial Officer; the Registrant’s Principal Financial Officer also serves as the Principal Accounting Officer (the ("code of ethics").

(c) There was no amendment to the Registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the Registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not applicable.

(f)(3) The Registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the Registrant at 1-877-335-2687, and ask for a copy of the Fund Code of Ethics for Principal Executive Officer and Senior Financial Officers.

Item 3 - Audit Committee Financial Expert

The Registrant's Board of Trustees has determined that the following members of the Board's Audit Committee are "audit committee financial experts," as defined in Item 3 to Form N-CSR: Cheryl D. Alston, William D. Cvengros, Gary A. Poliner, and Diane L. Wallace who are each "independent" under the standards set forth in Item 3 to Form N-CSR.

Item 4 - Principal Accountant Fees and Services

(a)  Audit Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Portfolios' annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $486,210 in the fiscal year ended 2024 and $462,700 in the fiscal year ended 2023.

(b)  Audit-Related Fees

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Portfolios' financial statements and are not reported under paragraph (a) of this Item were $0 in the fiscal year ended 2024 and $0 in the fiscal year ended 2023.

(c)  Tax Fees

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $71,871 in the fiscal year ended 2024 and $69,108 in the fiscal year ended 2023.

The nature of the services comprising the fees disclosed under this category includes tax compliance, tax planning, tax advice, and corporate actions review.

(d)  All Other Fees

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 in the fiscal year ended 2024 and $0 in the fiscal year ended 2023.

(e) (1) The Registrant's Audit Committee Charter requires the Registrant's Audit Committee to pre-approve any engagement of the principal accountant (i) to provide audit or non-audit services to the Registrant or (ii) to provide non-audit services to the Registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X. The Chairman of the Audit Committee or, if the Chairman is unavailable, another member of the Audit Committee who is an independent Trustee, may grant the pre-approval. All such delegated pre-approvals must be presented to the Audit Committee no later than the next Audit Committee meeting.

(2) No services described in paragraphs (b) through (d) of this Item were approved by the Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not applicable as less than 50%

(g) The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $71,871 in the fiscal year ended 2024 and $69,108 in the fiscal year ended 2023.

(h) The Registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

Item 5 - Audit Committee of Listed Registrants

Not applicable.

Item 6 - Investments

(a)  Schedule of Investments is contained in the Reports to Shareholders included under Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7 - Financial Statements and Financial Highlights for Open-Ended Management Investment Companies

ANNUAL FINANCIAL STATEMENTS

December 31, 2024
Janus Henderson VIT Balanced Portfolio
Janus Aspen Series

Janus Henderson VIT Balanced Portfolio

Janus Henderson VIT Balanced Portfolio
Schedule of Investments
December 31, 2024

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – 10.6%
208 Park Avenue Mortgage Trust 2017-280P, CME Term SOFR 1 Month + 1.1800%, 5.6630%, 9/15/34ž,‡	$3,072,117	$3,057,693
A&D Mortgage Trust 2024-NQM5 A1, 5.6990%, 11/25/69ž	3,379,236	3,369,693
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49ž,‡	187,928	184,103
Angel Oak Mortgage Trust I LLC 2019-6, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59ž,‡	184,954	179,620
Angel Oak Mortgage Trust I LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.0000%, 2.4100%, 4/25/65ž,‡	537,151	504,559
Angel Oak Mortgage Trust I LLC 2024-3 A1, 4.8000%, 11/26/68ž,Ç	1,449,786	1,411,342
Angel Oak Mortgage Trust I LLC 2024-5 A1, 4.9500%, 7/25/68ž,Ç	8,468,043	8,299,013
Angel Oak Mortgage Trust I LLC 2024-6 A1, 4.6500%, 11/25/67ž,Ç	9,248,260	8,917,829
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46ž	847,735	748,523
ARES CLO Ltd 2016-39A AR3, CME Term SOFR 3 Month + 1.4200%, 6.0524%, 7/20/37ž,‡	7,128,013	7,150,079
ARES CLO Ltd 2019-53A A1R, CME Term SOFR 3 Month + 1.2800%, 5.9148%, 10/24/36ž,‡	10,419,000	10,499,368
ARES CLO Ltd 2021-60A A, CME Term SOFR 3 Month + 1.3816%, 6.0140%, 7/18/34ž,‡	1,719,000	1,721,632
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28ž	424,553	423,092
Asset Based Lending LLC 2024-RTL1 A1, 6.0750%, 9/25/29ž,Ç	2,758,000	2,744,110
Babson CLO Ltd LP-5A A, CME Term SOFR 3 Month + 1.2200%, 5.8228%, 1/22/35ž,‡	8,736,327	8,737,110
Ballyrock Ltd 2020-14A A1AR, CME Term SOFR 3 Month + 1.3800%, 6.6791%, 7/20/37ž,‡	11,524,460	11,596,657
Ballyrock Ltd 2020-14A A1BR, CME Term SOFR 3 Month + 1.5800%, 6.8791%, 7/20/37ž,‡	1,845,969	1,857,086
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 E, 1.2731%, 7/27/50ž,‡	2,374,000	1,861,758
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 E, 0.4996%, 1/27/50ž,‡	3,322,516	2,770,758
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 E, 1.3063%, 11/27/48ž,‡	760,000	708,246
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 F, 1.2257%, 11/27/48ž,‡	1,497,000	1,379,968
Barclays Commercial Mortgage Securities LLC 2015-SRCH, 4.1970%, 8/10/35ž	2,528,000	2,413,450
Benefit Street Partners CLO Ltd 2018-15A A1R, CME Term SOFR 3 Month + 1.3900%, 6.0459%, 7/15/37ž,‡	6,911,000	6,958,825
BPR Trust 2022-OANA A, CME Term SOFR 1 Month + 1.8980%, 6.2951%, 4/15/37ž,‡	6,361,000	6,384,944
BPR Trust 2023-BRK2 A, 6.8990%, 10/5/38ž,‡	7,145,000	7,360,462
BPR Trust 2024-PMDW A, 5.3580%, 11/5/41ž,‡	9,912,470	9,897,075
BPR Trust 2024-PMDW D, 5.8500%, 11/5/41ž,‡	3,827,000	3,639,252
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41ž	1,121,000	1,023,469
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41ž	2,229,000	2,037,444
BX Commercial Mortgage Trust 2021-LBA AJV, CME Term SOFR 1 Month + 0.9145%, 5.3125%, 2/15/36ž,‡	5,213,000	5,209,305
BX Commercial Mortgage Trust 2021-LBA AV, CME Term SOFR 1 Month + 0.9145%, 5.3125%, 2/15/36ž,‡	6,853,553	6,852,134
BX Commercial Mortgage Trust 2021-VINO A, CME Term SOFR 1 Month + 0.7668%, 5.1638%, 5/17/38ž,‡	1,036,224	1,035,027
BX Commercial Mortgage Trust 2021-VOLT B, CME Term SOFR 1 Month + 1.0645%, 5.4616%, 9/15/36ž,‡	5,286,000	5,263,743
BX Commercial Mortgage Trust 2021-VOLT D, CME Term SOFR 1 Month + 1.7645%, 6.1616%, 9/15/36ž,‡	4,869,000	4,852,559
BX Commercial Mortgage Trust 2022-FOX2 A2, CME Term SOFR 1 Month + 0.7492%, 5.1463%, 4/15/39ž,‡	4,835,748	4,808,362
BX Commercial Mortgage Trust 2023-VLT3 A, CME Term SOFR 1 Month + 1.9400%, 6.3371%, 11/15/28ž,‡	6,432,194	6,416,251
BX Commercial Mortgage Trust 2023-VLT3 B, CME Term SOFR 1 Month + 2.6890%, 7.0861%, 11/15/28ž,‡	5,516,812	5,468,481
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 1

Janus Henderson VIT Balanced Portfolio
Schedule of Investments
December 31, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
BX Commercial Mortgage Trust 2024-AIR2 A, CME Term SOFR 1 Month + 1.4923%, 5.8903%, 10/15/41ž,‡	$9,487,000	$9,522,797
BX Commercial Mortgage Trust 2024-AIRC A, CME Term SOFR 1 Month + 1.6912%, 6.0883%, 8/15/39ž,‡	13,026,000	13,099,305
BX Commercial Mortgage Trust 2024-AIRC C, CME Term SOFR 1 Month + 2.5900%, 6.9870%, 8/15/39ž,‡	4,026,000	4,044,614
BX Commercial Mortgage Trust 2024-BRBK A, CME Term SOFR 1 Month + 2.8796%, 7.2615%, 10/15/41ž,‡	10,411,568	10,473,968
BX Commercial Mortgage Trust 2024-GPA3 A, CME Term SOFR 1 Month + 1.2928%, 5.7998%, 12/15/39ž,‡	6,052,843	6,054,053
BX Commercial Mortgage Trust 2024-GPA3 B, CME Term SOFR 1 Month + 1.6423%, 6.1493%, 12/15/39ž,‡	4,186,000	4,183,343
BX Commercial Mortgage Trust 2024-VLT4 A, CME Term SOFR 1 Month + 1.4914%, 6.1007%, 7/16/29ž,‡	8,689,450	8,722,152
BX Commercial Mortgage Trust 2024-VLT5 A, 5.4104%, 11/13/46ž,‡	10,665,000	10,594,780
BX Commercial Mortgage Trust 2024-VLT5 B, 5.8015%, 11/13/46ž,‡	2,774,000	2,772,663
BX Commercial Mortgage Trust 2024-VLT5 C, 6.1920%, 11/13/46ž,‡	1,468,000	1,477,737
BXP Trust 2017-GM, 3.3790%, 6/13/39ž	1,140,000	1,086,838
Carlyle Global Markets Strategies 2017-3A A1R2, CME Term SOFR 3 Month + 1.4000%, 6.5354%, 10/21/37ž,‡	8,417,000	8,443,645
CART 2024-DFW1 A, CME Term SOFR 1 Month + 1.6417%, 6.0388%, 8/15/41ž,‡	5,952,000	5,985,871
CART 2024-DFW1 B, CME Term SOFR 1 Month + 2.2908%, 6.6879%, 8/15/41ž,‡	4,376,181	4,376,182
CBAM CLO Management 2019-11RA A1, CME Term SOFR 3 Month + 1.4416%, 6.0590%, 1/22/35ž,‡	4,973,000	4,982,736
CBAM CLO Management 2019-11RA B, CME Term SOFR 3 Month + 2.0116%, 6.6290%, 1/22/35ž,‡	2,006,778	2,010,394
Cedar Funding Ltd 2018-9A AR, CME Term SOFR 3 Month + 1.4200%, 6.0374%, 7/20/37ž,‡	8,839,000	8,865,631
CENT Trust 2023-CITY A, CME Term SOFR 1 Month + 2.6200%, 7.0171%, 9/15/38ž,‡	7,203,000	7,249,064
CF Hippolyta Issuer LLC 2020-1 A1, 1.6900%, 7/15/60ž	3,021,782	2,953,610
CF Hippolyta Issuer LLC 2020-1 B1, 2.2800%, 7/15/60ž	305,814	296,870
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61ž	4,384,266	4,155,682
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61ž	1,655,880	1,545,763
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62ž	5,533,064	5,521,519
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62ž	15,932,112	15,891,896
Chase Mortgage Finance Corp 2021-CL1 M1, US 30 Day Average SOFR + 1.2000%, 5.7688%, 2/25/50ž,‡	3,865,149	3,781,676
CIFC Funding Ltd 2014-2RA AR, CME Term SOFR 3 Month + 1.3600%, 5.9948%, 10/26/37ž,‡	10,170,000	10,203,139
CIFC Funding Ltd 2014-5A A1R3, CME Term SOFR 3 Month + 1.3800%, 6.0275%, 7/17/37ž,‡	12,662,000	12,698,939
CIFC Funding Ltd 2018-3A A, CME Term SOFR 3 Month + 1.3616%, 5.9940%, 7/18/31ž,‡	2,653,684	2,657,362
CIFC Funding Ltd 2021-7A B, CME Term SOFR 3 Month + 1.8616%, 6.4879%, 1/23/35ž,‡	1,621,184	1,628,945
CIM Trust 2021-NR1 A1, 5.5690%, 7/25/55ž,Ç	781,539	778,112
CIM Trust 2021-NR4 A1, 5.8160%, 10/25/61ž,Ç	1,022,971	1,014,936
COLT Funding LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.2000%, 1.5060%, 4/27/65ž,‡	132,895	127,582
COMM Mortgage Trust 2024-WCL1 A, CME Term SOFR 1 Month + 1.8410%, 6.2381%, 6/17/41ž,‡	8,490,370	8,460,204
Connecticut Avenue Securities Trust 2021-R01 1M2, US 30 Day Average SOFR + 1.5500%, 6.1188%, 10/25/41ž,‡	409,442	411,230
Connecticut Avenue Securities Trust 2021-R02 2M2, US 30 Day Average SOFR + 2.0000%, 6.5688%, 11/25/41ž,‡	12,768,015	12,856,067
Connecticut Avenue Securities Trust 2021-R03 1M1, US 30 Day Average SOFR + 0.8500%, 5.4188%, 12/25/41ž,‡	1,068,348	1,067,047
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | December 31, 2024

Janus Henderson VIT Balanced Portfolio
Schedule of Investments
December 31, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Connecticut Avenue Securities Trust 2021-R03 1M2, US 30 Day Average SOFR + 1.6500%, 6.2188%, 12/25/41ž,‡	$3,397,000	$3,420,320
Connecticut Avenue Securities Trust 2022-R02 2M2, US 30 Day Average SOFR + 3.0000%, 7.5688%, 1/27/42ž,‡	4,661,000	4,783,251
Connecticut Avenue Securities Trust 2022-R05 2M1, US 30 Day Average SOFR + 1.9000%, 6.4688%, 4/25/42ž,‡	1,707,455	1,718,123
Connecticut Avenue Securities Trust 2022-R05 2M2, US 30 Day Average SOFR + 3.0000%, 7.5688%, 4/25/42ž,‡	2,737,000	2,829,374
Connecticut Avenue Securities Trust 2022-R09 2M1, US 30 Day Average SOFR + 2.5000%, 7.0601%, 9/25/42ž,‡	4,062,133	4,136,796
Connecticut Avenue Securities Trust 2023-R04 1M1, US 30 Day Average SOFR + 2.3000%, 6.8601%, 5/25/43ž,‡	3,830,170	3,915,180
Connecticut Avenue Securities Trust 2023-R06 1M1, US 30 Day Average SOFR + 1.7000%, 6.2688%, 7/27/43ž,‡	3,094,064	3,104,534
Connecticut Avenue Securities Trust 2023-R07 2M1, US 30 Day Average SOFR + 1.9500%, 6.5101%, 9/25/43ž,‡	1,480,923	1,489,541
Connecticut Avenue Securities Trust 2023-R08 1M1, US 30 Day Average SOFR + 1.5000%, 6.0688%, 10/26/43ž,‡	2,888,689	2,903,180
Connecticut Avenue Securities Trust 2024-R01 1M1, US 30 Day Average SOFR + 1.0500%, 5.6188%, 1/25/44ž,‡	2,860,747	2,863,635
Connecticut Avenue Securities Trust 2024-R03 2M1, US 30 Day Average SOFR + 1.1500%, 5.7101%, 3/25/44ž,‡	1,878,587	1,878,891
Connecticut Avenue Securities Trust 2024-R04 1M1, US 30 Day Average SOFR + 1.1000%, 5.6688%, 5/25/44ž,‡	2,627,444	2,627,440
Connecticut Avenue Securities Trust 2024-R05 2M1, US 30 Day Average SOFR + 1.0000%, 5.5688%, 7/25/44ž,‡	1,937,455	1,936,760
CP EF Asset Securitization I LLC 2002-1A A, 5.9600%, 4/15/30ž	346,955	347,172
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A A, 7.4800%, 3/15/32ž	2,264,517	2,294,000
CRB Securitization Trust 2023-1 A, 6.9600%, 10/20/33ž	643,769	649,857
Croton Park CLO Ltd, CME Term SOFR 3 Month + 1.5600%, 6.2097%, 10/15/36ž,‡	5,745,000	5,752,643
CyrusOne Data Centers Issuer I LLC 2023-1A B, 5.4500%, 4/20/48ž	1,599,406	1,564,131
CyrusOne Data Centers Issuer I LLC 2023-2A A2, 5.5600%, 11/20/48ž	4,498,764	4,486,556
CyrusOne Data Centers Issuer I LLC 2024-1A A2, 4.7600%, 3/22/49ž	3,355,063	3,239,130
CyrusOne Data Centers Issuer I LLC 2024-2A A2, 4.5000%, 5/20/49ž	1,200,000	1,143,685
CyrusOne Data Centers Issuer I LLC 2024-3A A2, 4.6500%, 5/20/49ž	11,661,000	10,829,541
DATA Mortgage Trust 2024-CTR2 A, 5.2990%, 5/10/46ž,‡	2,393,509	2,351,707
DB Master Finance LLC 2021-1A A23, 2.7910%, 11/20/51ž	1,255,180	1,061,875
DB Master Finance LLC 2021-1A A2II, 2.4930%, 11/20/51ž	1,678,100	1,513,007
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49ž	4,917,000	4,594,050
DROP Mortgage Trust 2021-FILE A, CME Term SOFR 1 Month + 1.2645%, 5.6615%, 10/15/43ž,‡	2,133,961	2,026,076
Elmwood CLO VI Ltd 2020-3A ARR, CME Term SOFR 3 Month + 1.3800%, 6.0124%, 7/20/37ž,‡	13,821,000	13,863,169
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	958,570	948,780
Extended Stay America Trust 2021-ESH A, CME Term SOFR 1 Month + 1.1945%, 5.5915%, 7/15/38ž,‡	2,276,844	2,278,668
Fannie Mae REMICS, 3.0000%, 5/25/48	1,912,318	1,662,366
Fannie Mae REMICS, 3.0000%, 11/25/49	2,457,217	2,140,483
FIGRE Trust 2024-HE1 A, 6.1650%, 3/25/54ž,‡	3,631,698	3,664,200
FIGRE Trust 2024-HE2 A, 6.3800%, 5/25/54ž,‡	3,331,159	3,364,424
FIGRE Trust 2024-HE3 A, 5.9370%, 7/25/54ž,‡	2,317,413	2,311,274
FIGRE Trust 2024-HE4 A, 5.0560%, 9/25/54ž,‡	4,432,790	4,340,306
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51ž,‡	5,365,122	4,425,502
Freddie Mac - SLST 2020-2 M1, 4.7500%, 9/25/60ž,‡	1,205,693	1,181,638
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 M1, US 30 Day Average SOFR + 0.8000%, 5.3688%, 10/25/41ž,‡	311,302	311,086
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 M2, US 30 Day Average SOFR + 1.5000%, 6.0688%, 10/25/41ž,‡	1,721,939	1,728,091
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 3

Janus Henderson VIT Balanced Portfolio
Schedule of Investments
December 31, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 M1, US 30 Day Average SOFR + 0.8500%, 5.4188%, 11/25/41ž,‡	$1,733,885	$1,731,087
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 M2, US 30 Day Average SOFR + 2.1000%, 6.6688%, 9/25/41ž,‡	1,806,722	1,819,125
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M1, US 30 Day Average SOFR + 0.9500%, 5.5188%, 12/25/41ž,‡	4,863,652	4,854,156
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M2, US 30 Day Average SOFR + 2.3500%, 6.9188%, 12/25/41ž,‡	2,293,831	2,319,472
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 M1A, US 30 Day Average SOFR + 1.3000%, 5.8688%, 2/25/42ž,‡	725,878	727,078
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA3 M1A, US 30 Day Average SOFR + 2.0000%, 6.5688%, 4/25/42ž,‡	820,297	829,085
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A, US 30 Day Average SOFR + 2.1000%, 6.6688%, 3/25/42ž,‡	4,210,159	4,239,347
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA3 M1A, US 30 Day Average SOFR + 2.3000%, 6.8688%, 8/25/42ž,‡	1,456,882	1,487,532
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A, US 30 Day Average SOFR + 2.1000%, 6.6601%, 4/27/43ž,‡	1,672,508	1,697,722
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A, US 30 Day Average SOFR + 2.0000%, 6.5688%, 6/25/43ž,‡	343,766	345,022
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1, US 30 Day Average SOFR + 1.8500%, 6.4188%, 11/25/43ž,‡	2,772,711	2,789,103
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 5.9340%, 5/25/44ž,‡	4,221,381	4,341,255
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA3 M1, US 30 Day Average SOFR + 1.0000%, 5.5688%, 10/25/44ž,‡	1,989,921	1,989,206
FREMF Mortgage Trust 2023-K511 C, 5.6346%, 11/25/28ž,‡	1,838,000	1,652,904
GCAT 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	5,646,395	4,790,728
GCAT 2023-INV1 A1, 6.0000%, 8/25/53ž,‡	6,694,447	6,660,067
Gracie Point International Funding 2024-1A A, US 90 Day Average SOFR + 1.7000%, 6.6145%, 3/1/28ž,‡	2,783,000	2,790,731
Great Wolf Trust 2024-WLF2 A, CME Term SOFR 1 Month + 1.6912%, 6.0883%, 5/15/41ž,‡	10,398,000	10,439,654
Highbridge Loan Management Ltd 2021-16A B, CME Term SOFR 3 Month + 1.9616%, 6.5879%, 1/23/35ž,‡	1,569,525	1,581,685
Homeward Opportunities Fund I Trust 2024-RRTL2 A1, 5.9890%, 9/25/39ž,Ç	4,070,000	4,075,141
Homeward Opportunities Fund I Trust 2024-RTL1 A1, 7.1200%, 7/25/29ž,Ç	9,130,000	9,204,949
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34ž	2,826,661	2,749,329
Hudson's Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34ž	1,016,483	1,006,702
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27ž	1,361,904	1,363,943
LBA Trust 2024-BOLT A, CME Term SOFR 1 Month + 1.5911%, 5.9882%, 6/15/39ž,‡	6,949,352	6,970,422
LCM LP 24A AR, CME Term SOFR 3 Month + 1.2416%, 5.8590%, 3/20/30ž,‡	441,816	442,105
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27ž	1,491,945	1,482,946
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28ž	1,414,361	1,435,182
Lex Commercial Loan Master Trust 2024-BBG A, 4.8736%, 10/13/33ž,‡	2,200,000	2,166,259
LHOME Mortgage Trust 2022-RTL3 A1, 8.1500%, 11/25/27ž,Ç	12,476,000	12,490,807
LHOME Mortgage Trust 2024-RTL2 A1, 7.1280%, 3/25/29ž,Ç	2,268,288	2,295,315
LHOME Mortgage Trust 2024-RTL3 A1, 6.9000%, 5/25/29ž,Ç	2,894,523	2,924,605
LHOME Mortgage Trust 2024-RTL4 A1, 5.9210%, 7/25/39ž,Ç	8,728,504	8,749,368
Life Financial Services Trust 2021-BMR A, CME Term SOFR 1 Month + 0.8145%, 5.2115%, 3/15/38ž,‡	8,063,796	7,964,495
Life Financial Services Trust 2021-BMR C, CME Term SOFR 1 Month + 1.2145%, 5.6115%, 3/15/38ž,‡	3,388,269	3,341,080
Life Financial Services Trust 2022-BMR2 A1, CME Term SOFR 1 Month + 1.2952%, 5.6923%, 5/15/39ž,‡	11,353,000	11,099,600
Life Financial Services Trust 2022-BMR2 B, CME Term SOFR 1 Month + 1.7939%, 6.1910%, 5/15/39ž,‡	1,854,000	1,770,181
M&T Equipment Notes 2023-1A A2, 6.0900%, 7/15/30ž	1,117,788	1,120,914
M&T Equipment Notes 2023-1A A3, 5.7400%, 7/15/30ž	1,785,000	1,799,651
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | December 31, 2024

Janus Henderson VIT Balanced Portfolio
Schedule of Investments
December 31, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Madison Park Funding Ltd 2019-34A A2RR, CME Term SOFR 3 Month + 1.6000%, 6.2473%, 10/16/37ž,‡	$4,190,000	$4,192,555
Madison Park Funding Ltd 2019-35A A1R, CME Term SOFR 3 Month + 1.2516%, 5.8690%, 4/20/32ž,‡	10,706,705	10,723,838
Madison Park Funding Ltd 2022-55A A1R, CME Term SOFR 3 Month + 1.3600%, 5.9924%, 7/20/37ž,‡	10,487,139	10,553,713
Marlette Funding Trust 2023-2A B, 6.5400%, 6/15/33ž	1,483,689	1,490,493
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 8/25/51ž,‡	2,882,496	2,700,581
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51ž,‡	3,636,651	3,404,309
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2, 3.0000%, 3/25/52ž,‡	2,152,382	1,775,072
Mello Mortgage Capital Acceptance Trust 2024-SD1 A1, 4.0000%, 4/25/54ž,Ç	3,054,326	2,960,775
Mercury Financial Credit Card Master Trust 2023-1A A, 8.0400%, 9/20/27ž	6,295,000	6,303,724
MHC Commercial Mortgage Trust 2021-MHC A, CME Term SOFR 1 Month + 0.9154%, 5.3124%, 4/15/38ž,‡	2,352,025	2,348,758
MHC Commercial Mortgage Trust 2021-MHC C, CME Term SOFR 1 Month + 1.4654%, 5.8624%, 4/15/38ž,‡	3,486,153	3,477,101
NCMF Trust 2022-MFP A, CME Term SOFR 1 Month + 1.7420%, 6.1391%, 3/15/39ž,‡	3,432,000	3,409,759
New Economy Assets Phase 1 Issuer LLC 2021-1 B1, 2.4100%, 10/20/61ž	2,779,000	2,501,213
New Residential Mortgage Loan Trust 2018-2, Refinitiv USD IBOR Consumer Cash Fallbacks 6 Months + 0.6800%, 4.5000%, 2/25/58ž,‡	301,106	289,120
New Residential Mortgage Loan Trust 2024-NQM2 A1, US 30 Day Average SOFR + 0.1400%, 5.1170%, 9/25/64ž,‡	5,935,521	5,865,718
New Residential Mortgage Loan Trust 2024-RTL2 A1, 5.4430%, 9/25/39ž,Ç	3,319,000	3,271,889
NRTH PARK Mortgage Trust 2024-PARK A, CME Term SOFR 1 Month + 1.6413%, 6.0384%, 3/15/41ž,‡	12,462,000	12,474,874
NRZ Excess Spread Collateralized Notes 2020-PLS1 A, 3.8440%, 12/25/25ž	574,785	564,492
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26ž	1,246,780	1,194,860
NRZ Excess Spread Collateralized Notes 2024-FNT1 A, 7.3980%, 11/25/31ž	4,927,848	4,937,615
Oak Hill Credit Partners 2021-9A A2R, CME Term SOFR 3 Month + 1.5800%, 6.4232%, 10/19/37ž,‡	6,022,000	6,028,203
Oak Street Investment Grade Net Lease Fund 2020-1A A1, 1.8500%, 11/20/50ž	3,454,773	3,331,719
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38§	1,616,000	1,584,475
Oceanview Mortgage Trust 2021-5 AF, US 30 Day Average SOFR + 0.8500%, 5.0000%, 11/25/51ž,‡	4,003,228	3,732,936
Oceanview Mortgage Trust 2022-2 A1, 3.0000%, 12/25/51ž,‡	3,121,371	2,663,039
OCP CLO Ltd 2020-8RA AR, CME Term SOFR 3 Month + 1.2500%, 5.7727%, 10/17/36ž,‡	8,736,327	8,756,366
Octagon Investment Partners 42 Ltd 2019-3A A2RR, CME Term SOFR 3 Month + 1.5600%, 6.2159%, 7/15/37ž,‡	900,034	901,305
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	1,331,580	1,118,605
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51ž,‡	3,523,652	2,854,004
OPEN Trust 2023-AIR A, CME Term SOFR 1 Month + 3.0891%, 7.6984%, 11/15/40ž,‡	2,126,834	2,147,410
OPEN Trust 2023-AIR C, CME Term SOFR 1 Month + 5.2359%, 9.8452%, 11/15/40ž,‡	1,438,086	1,445,312
PRP Advisors LLC 2020-4 A1, 6.6100%, 10/25/25ž,Ç	1,962,423	1,959,913
PRP Advisors LLC 2021-9 A1, 5.3630%, 10/25/26ž,Ç	3,628,130	3,689,472
PRP Advisors LLC 2022-2 A1, 5.0000%, 3/25/27ž,Ç	6,119,265	6,102,384
PRP Advisors LLC 2024-RCF2 A1, 3.7500%, 3/25/54ž,Ç	1,985,990	1,909,490
Rad CLO Ltd 2023-21A A, CME Term SOFR 3 Month + 1.5900%, 6.2159%, 1/25/33ž,‡	4,493,293	4,501,343
Rain City Mortgage Trust 2024-RTL1 A1, 6.5300%, 11/25/29ž,‡	3,801,000	3,797,227
Regatta Funding 2018-1A AR, CME Term SOFR 3 Month + 1.4000%, 6.0475%, 7/17/37ž,‡	11,756,718	11,794,108
Regatta XXIII Funding Ltd 2021-4A B, CME Term SOFR 3 Month + 1.9616%, 6.5790%, 1/22/35ž,‡	1,732,772	1,746,683
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 5

Janus Henderson VIT Balanced Portfolio
Schedule of Investments
December 31, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
RR Ltd 2022-21A A1AR, CME Term SOFR 3 Month + 1.4000%, 6.0559%, 7/15/39ž,‡	$7,128,013	$7,150,524
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A, 7.0670%, 8/25/53ž,‡	8,467,807	8,720,415
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A, 6.7180%, 11/25/53ž,‡	4,672,534	4,778,467
Saluda Grade Alternative Mortgage Trust 2024-CES1 A1, 6.3060%, 3/25/54ž,‡	3,152,938	3,136,098
Saluda Grade Alternative Mortgage Trust 2024-FIG5 A, 6.2550%, 4/25/54ž,‡	3,597,410	3,599,111
Saluda Grade Alternative Mortgage Trust 2024-RTL6 A1, 7.4390%, 7/25/30ž,Ç	6,625,667	6,667,505
Santander Bank Auto Credit-Linked Notes 2021-1A B, 1.8330%, 12/15/31ž	1,379	1,379
Santander Bank Auto Credit-Linked Notes 2022-A B, 5.2810%, 5/15/32ž	745,579	745,465
Santander Bank Auto Credit-Linked Notes 2022-B A2, 5.5870%, 8/16/32ž	623,775	627,776
SELF Commercial Mortgage Trust 2024-STRG A, CME Term SOFR 1 Month + 1.5423%, 5.9394%, 11/15/34ž,‡	9,852,000	9,863,072
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43ž,‡	555,890	478,394
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50ž,‡	207,287	179,209
Sixth Street CLO Ltd 2017-9A AR, CME Term SOFR 3 Month + 1.3800%, 6.6630%, 7/21/37ž,‡	8,897,000	8,951,773
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 5.3980%, 1/15/39ž,‡	11,242,000	11,212,208
SREIT Trust 2021-MFP A, CME Term SOFR 1 Month + 0.8453%, 5.2424%, 11/15/38ž,‡	679,373	678,798
Taco Bell Funding LLC 2021-1A A23, 2.5420%, 8/25/51ž	4,316,731	3,552,843
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51ž	6,538,538	5,752,676
Texas Debt Capital CLO Ltd 2023-2A A1R, CME Term SOFR 3 Month + 1.3700%, 6.2215%, 10/21/37ž,‡	9,000,000	9,031,145
THE 2023-MIC Trust 2023-MIC A, 8.4366%, 12/5/38ž,‡	5,052,469	5,418,599
The Huntington National Bank 2024-2 B1, 5.4420%, 10/20/32ž	3,595,764	3,600,489
THL Credit Wind River CLO Ltd 2019-1A AR, CME Term SOFR 3 Month + 1.4216%, 6.0390%, 7/20/34ž,‡	2,394,000	2,398,566
TYSN 2023-CRNR Mortgage Trust 2023-CRNR A, 6.5797%, 12/10/33ž,‡	8,090,504	8,452,461
United Wholesale Mortgage LLC 2021-INV1 A9, US 30 Day Average SOFR + 0.9000%, 5.0000%, 8/25/51ž,‡	3,414,047	3,188,318
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45ž	5,173,000	5,052,532
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45ž	3,097,000	2,828,316
VASA Trust 2021-VASA A, CME Term SOFR 1 Month + 1.0145%, 5.4125%, 7/15/39ž,‡	2,382,000	2,266,261
Voya CLO Ltd 2024-4A A2, CME Term SOFR 3 Month + 1.5500%, 6.7336%, 7/20/37ž,‡	3,637,684	3,642,142
Wells Fargo Commercial Mortgage Trust 2021-SAVE A, CME Term SOFR 1 Month + 1.2645%, 5.6625%, 2/15/40ž,‡	1,007,856	1,004,839
Wendy's Funding LLC 2021-1A A2I, 2.3700%, 6/15/51ž	1,285,737	1,141,661
Wendy's Funding LLC 2021-1A A2II, 2.7750%, 6/15/51ž	3,574,344	3,041,628
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36ž	572,323	560,206
Westlake Automobile Receivable Trust 2023-3A A2A, 5.9600%, 10/15/26ž	1,017,956	1,020,202
Woodward Capital Management 2021-3 A21, US 30 Day Average SOFR + 0.8000%, 5.0000%, 7/25/51ž,‡	2,512,496	2,335,996
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43ž,‡	2,079,264	2,092,325
Woodward Capital Management 2023-CES3 A1A, 7.1130%, 11/25/43ž,‡	3,316,392	3,341,205
Woodward Capital Management 2024-CES1 A1A, 6.0250%, 2/25/44ž,‡	4,291,423	4,287,068
Woodward Capital Management 2024-CES2 A1A, 6.1410%, 4/25/44ž,‡	11,856,043	11,919,124
Woodward Capital Management 2024-CES3 A1A, 6.5910%, 5/25/44ž,‡	4,567,526	4,628,164
Woodward Capital Management 2024-CES5 A1A, 5.8460%, 8/25/44ž,Ç	7,858,148	7,891,185
Woodward Capital Management 2024-CES6 A1A, 5.3440%, 9/25/44ž,Ç	6,032,703	6,040,523
Woodward Capital Management 2024-CES7 A1A, 5.1580%, 10/25/44ž,Ç	9,639,485	9,521,002
Woodward Capital Management 2024-CES8 A1A, 5.4896%, 11/25/44ž,Ç	5,698,664	5,674,239
Woodward Capital Management 2024-CES9 A1A, 5.5820%, 12/25/44ž,Ç	4,871,000	4,870,941
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $967,783,195)		966,807,072
Bank Loans and Mezzanine Loans – 0.6%
Capital Goods – 0.1%
EMRLD Borrower LP, CME Term SOFR 3 Month + 2.5000%, 6.8288%, 8/4/31‡	10,362,276	10,418,580
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  | December 31, 2024

Janus Henderson VIT Balanced Portfolio
Schedule of Investments
December 31, 2024
	Shares or Principal Amounts	Value
Bank Loans and Mezzanine Loans – (continued)
Consumer Non-Cyclical – 0.1%
Medline Borrower LP, CME Term SOFR 1 Month + 2.2500%, 6.6070%, 10/23/28‡	$8,134,612	$8,156,495
Diversified Financial Services – 0%
Belron Finance 2019 LLC, CME Term SOFR 3 Month + 2.7500%, 7.2727%, 10/16/31ƒ,‡	4,467,948	4,512,390
Electric – 0.2%
Alpha Generation LLC, CME Term SOFR 1 Month + 2.7500%, 7.1070%, 9/30/31‡	5,227,897	5,271,136
Lightning Power LLC, CME Term SOFR 3 Month + 3.2500%, 7.7354%, 8/18/31‡	9,560,040	9,679,840
		14,950,976
Industrial – 0.1%
Amazon Holdco Inc, CME Term SOFR 1 Month + 2.2500%, 6.6070%, 9/29/31‡	6,204,000	6,178,129
Transportation – 0.1%
Genesee & Wyoming Inc, CME Term SOFR 3 Month + 1.7500%, 6.0788%, 4/10/31‡	13,092,439	13,086,532
Total Bank Loans and Mezzanine Loans (cost $56,931,924)		57,303,102
Corporate Bonds – 10.9%
Banking – 2.6%
Bank of America Corp, SOFR + 1.8400%, 5.8720%, 9/15/34‡	6,100,000	6,264,967
Bank of New York Mellon Corp/The, SOFR + 1.0260%, 4.9470%, 4/26/27‡	4,390,000	4,408,312
Bank of New York Mellon Corp/The, SOFR + 1.5980%, 6.3170%, 10/25/29‡	3,794,000	3,985,905
Bank of New York Mellon Corp/The, SOFR + 1.8450%, 6.4740%, 10/25/34‡	7,801,000	8,423,397
BNP Paribas SA, SOFR + 1.2280%, 2.5910%, 1/20/28ž,‡	3,776,000	3,588,994
Capital One Financial Corp, SOFR + 2.6400%, 6.3120%, 6/8/29‡	3,004,000	3,101,927
Capital One Financial Corp, SOFR + 1.9050%, 5.7000%, 2/1/30‡	1,796,000	1,820,611
Capital One Financial Corp, SOFR + 3.0700%, 7.6240%, 10/30/31‡	6,330,000	6,988,984
Capital One Financial Corp, SOFR + 1.9900%, 5.8840%, 7/26/35‡	8,321,000	8,369,456
Citigroup Inc, CME Term SOFR 3 Month + 1.8246%, 3.8870%, 1/10/28‡	11,561,000	11,332,566
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 1.2800%, 5.5920%, 11/19/34‡	5,139,000	5,094,709
Citigroup Inc, SOFR + 2.0560%, 5.8270%, 2/13/35‡	17,397,000	17,311,856
Citigroup Inc, CME Term SOFR 3 Month + 4.1666%, 5.9500%‡,μ	2,339,000	2,336,580
Discover Financial Services, SOFR + 3.3700%, 7.9640%, 11/2/34‡	10,015,000	11,445,736
Fifth Third Bancorp, SOFR + 1.8400%, 5.6310%, 1/29/32‡	2,034,000	2,056,661
Goldman Sachs Group Inc, 3.5000%, 4/1/25	12,173,000	12,129,576
JPMorgan Chase & Co, SOFR + 1.1900%, 5.0400%, 1/23/28‡	4,467,000	4,483,550
JPMorgan Chase & Co, SOFR + 1.4500%, 5.2990%, 7/24/29‡	7,427,000	7,501,681
JPMorgan Chase & Co, SOFR + 1.5700%, 6.0870%, 10/23/29‡	7,488,000	7,766,867
JPMorgan Chase & Co, SOFR + 1.3100%, 5.0120%, 1/23/30‡	3,543,000	3,539,780
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26‡	8,296,000	8,222,010
Morgan Stanley, 4.3500%, 9/8/26	3,985,000	3,954,256
Morgan Stanley, SOFR + 0.8790%, 1.5930%, 5/4/27‡	3,223,000	3,089,346
Morgan Stanley, CME Term SOFR 3 Month + 1.4016%, 3.7720%, 1/24/29‡	730,000	703,985
Morgan Stanley, SOFR + 1.5900%, 5.1640%, 4/20/29‡	6,890,000	6,909,394
Morgan Stanley, SOFR + 1.2150%, 5.0420%, 7/19/30‡	4,906,000	4,889,059
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	5,523,000	4,731,930
Morgan Stanley, SOFR + 1.8800%, 5.4240%, 7/21/34‡	6,139,000	6,096,177
Morgan Stanley, SOFR + 1.5550%, 5.3200%, 7/19/35‡	8,439,000	8,300,679
National Australia Bank Ltd, 2.9900%, 5/21/31ž	8,080,000	6,983,282
Nordea Bank Abp, 5.3750%, 9/22/27ž	9,960,000	10,085,657
PNC Financial Services Group Inc/The, SOFR + 2.2840%, 6.8750%, 10/20/34‡	7,688,000	8,391,926
PNC Financial Services Group Inc/The, SOFR + 1.5990%, 5.4010%, 7/23/35‡	8,376,000	8,310,885
Truist Financial Corp, SOFR + 2.0500%, 6.0470%, 6/8/27‡	4,253,000	4,322,971
Truist Financial Corp, SOFR + 1.6200%, 5.4350%, 1/24/30‡	3,215,000	3,243,376
US Bancorp, SOFR + 1.5600%, 5.3840%, 1/23/30‡	6,844,000	6,900,534
US Bancorp, US Treasury Yield Curve Rate 5 Year + 0.9500%, 2.4910%, 11/3/36‡	6,449,000	5,223,375
		232,310,957
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 7

Janus Henderson VIT Balanced Portfolio
Schedule of Investments
December 31, 2024
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Basic Industry – 0.2%
Celanese US Holdings LLC, 6.8000%, 11/15/30	$7,857,000	$8,133,369
Celanese US Holdings LLC, 6.9500%, 11/15/33	7,655,000	7,944,178
		16,077,547
Brokerage – 0.6%
Blue Owl Finance LLC, 6.2500%, 4/18/34	7,954,000	8,171,472
Jane Street Group / JSG Finance Inc, 7.1250%, 4/30/31ž	8,174,000	8,400,148
Jane Street Group / JSG Finance Inc, 6.1250%, 11/1/32ž	8,603,000	8,522,916
LPL Holdings Inc, 6.7500%, 11/17/28	10,435,000	10,959,641
LPL Holdings Inc, 6.0000%, 5/20/34	6,846,000	6,970,227
Nasdaq Inc, 5.5500%, 2/15/34	10,515,000	10,607,223
		53,631,627
Capital Goods – 0.7%
Berry Global Inc, 5.8000%, 6/15/31ž	11,390,000	11,593,304
Boeing Co/The, 6.2980%, 5/1/29	6,610,000	6,851,709
Boeing Co/The, 5.1500%, 5/1/30	6,910,000	6,813,140
Boeing Co/The, 6.3880%, 5/1/31	6,808,000	7,117,905
Boeing Co/The, 6.5280%, 5/1/34	6,555,000	6,867,074
Boeing Co/The, 7.0080%, 5/1/64	2,232,000	2,368,434
Regal Rexnord Corp, 6.0500%, 4/15/28	5,593,000	5,688,753
TransDigm Inc, 6.3750%, 3/1/29ž	2,076,000	2,080,612
TransDigm Inc, 6.6250%, 3/1/32ž	9,352,000	9,436,408
WESCO Distribution Inc, 6.3750%, 3/15/29ž	3,947,000	3,999,753
WESCO Distribution Inc, 6.6250%, 3/15/32ž	4,996,000	5,077,805
		67,894,897
Communications – 0.4%
AppLovin Corp, 5.3750%, 12/1/31	3,716,000	3,716,966
AppLovin Corp, 5.9500%, 12/1/54	2,234,000	2,200,376
AT&T Inc, 3.6500%, 9/15/59	604,000	400,069
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.6500%, 2/1/34	16,043,000	16,513,081
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.5000%, 4/1/63	5,334,000	4,243,939
T-Mobile USA Inc, 4.8500%, 1/15/29	5,089,000	5,060,358
		32,134,789
Consumer Cyclical – 0.8%
CBRE Services Inc, 5.9500%, 8/15/34	11,547,000	11,906,569
Ford Motor Credit Co LLC, 5.8000%, 3/8/29	6,786,000	6,788,404
Ford Motor Credit Co LLC, 6.1250%, 3/8/34	5,298,000	5,183,510
Ford Motor Credit Co LLC, 7.3500%, 3/6/30	1,887,000	1,998,217
Ford Motor Credit Co LLC, 7.2000%, 6/10/30	1,856,000	1,953,925
Ford Motor Credit Co LLC, 7.1220%, 11/7/33	3,812,000	3,978,518
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	2,597,000	2,597,039
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	344,000	341,506
GLP Capital LP / GLP Financing II Inc, 6.7500%, 12/1/33	4,841,000	5,124,562
GLP Capital LP / GLP Financing II Inc, 5.6250%, 9/15/34	10,838,000	10,664,005
LKQ Corp, 5.7500%, 6/15/28	6,947,000	7,059,254
LKQ Corp, 6.2500%, 6/15/33	6,533,000	6,738,415
Royal Caribbean Cruises Ltd, 5.6250%, 9/30/31ž	1,418,000	1,394,829
ZF North America Capital Inc, 6.7500%, 4/23/30ž	4,102,000	3,945,854
ZF North America Capital Inc, 6.8750%, 4/23/32ž	3,536,000	3,352,984
		73,027,591
Consumer Non-Cyclical – 1.2%
AbbVie Inc, 5.4000%, 3/15/54	3,013,000	2,900,181
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 6.5000%, 2/15/28ž	4,757,000	4,819,591
CVS Health Corp, 5.2500%, 2/21/33	999,000	957,697
CVS Health Corp, 5.7000%, 6/1/34	1,499,000	1,473,410
Diageo Capital PLC, 1.3750%, 9/29/25	3,173,000	3,099,628
Diageo Capital PLC, 2.1250%, 4/29/32	2,398,000	1,958,190
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
8  | December 31, 2024

Janus Henderson VIT Balanced Portfolio
Schedule of Investments
December 31, 2024
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – (continued)
HCA Inc, 5.8750%, 2/15/26	$1,152,000	$1,157,793
HCA Inc, 5.3750%, 9/1/26	883,000	885,649
HCA Inc, 5.6250%, 9/1/28	2,351,000	2,382,241
HCA Inc, 5.8750%, 2/1/29	1,902,000	1,941,258
HCA Inc, 3.6250%, 3/15/32	3,617,000	3,187,917
HCA Inc, 5.6000%, 4/1/34	5,683,000	5,598,280
Illumina Inc, 5.8000%, 12/12/25	3,833,000	3,861,493
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 3.0000%, 5/15/32	4,058,000	3,378,125
Organon & Co / Organon Foreign Debt Co-Issuer BV, 6.7500%, 5/15/34ž	5,728,000	5,684,893
Organon & Co / Organon Foreign Debt Co-Issuer BV, 7.8750%, 5/15/34ž	7,626,000	7,796,514
Pilgrim's Pride Corp, 6.2500%, 7/1/33	7,777,000	7,923,734
Royalty Pharma PLC, 3.5500%, 9/2/50	3,923,000	2,616,078
Solventum Corp, 5.4000%, 3/1/29ž	6,889,000	6,906,315
Solventum Corp, 5.4500%, 3/13/31ž	10,557,000	10,548,663
Solventum Corp, 5.6000%, 3/23/34ž	13,920,000	13,851,566
Solventum Corp, 6.0000%, 5/15/64ž	4,900,000	4,778,391
Universal Health Services Inc, 2.6500%, 10/15/30	10,551,000	9,068,700
		106,776,307
Electric – 0.4%
American Electric Power Co Inc, 5.6250%, 3/1/33	7,210,000	7,283,580
Duke Energy Corp, 5.4500%, 6/15/34	12,350,000	12,330,053
Duquesne Light Holdings Inc, 2.7750%, 1/7/32ž	4,842,000	4,031,489
Exelon Corp, 5.4500%, 3/15/34	6,072,000	6,057,922
National Grid PLC, 5.8090%, 6/12/33	5,522,000	5,632,401
		35,335,445
Energy – 1.0%
Cheniere Energy Inc, 5.6500%, 4/15/34	7,295,000	7,336,902
Columbia Pipelines Operating Company LLC, 5.9270%, 8/15/30ž	1,790,000	1,842,469
Columbia Pipelines Operating Company LLC, 6.0360%, 11/15/33ž	4,304,000	4,415,048
Columbia Pipelines Operating Company LLC, 6.4970%, 8/15/43ž	868,000	900,670
Columbia Pipelines Operating Company LLC, 6.5440%, 11/15/53ž	4,489,000	4,704,352
DT Midstream Inc, 4.3750%, 6/15/31ž	5,244,000	4,784,737
DT Midstream Inc, 4.3000%, 4/15/32ž	2,519,000	2,298,805
DT Midstream Inc, 5.8000%, 12/15/34ž	6,309,000	6,353,410
Enbridge Inc, 6.0000%, 11/15/28	3,932,000	4,069,787
Energy Transfer LP, 5.5500%, 2/15/28	4,769,000	4,841,391
Energy Transfer Operating LP, 4.9500%, 6/15/28	184,000	183,675
Hess Midstream Operations LP, 5.1250%, 6/15/28ž	3,621,000	3,521,988
Occidental Petroleum Corp, 5.2000%, 8/1/29	3,246,000	3,220,530
Occidental Petroleum Corp, 8.8750%, 7/15/30	3,602,000	4,113,672
Occidental Petroleum Corp, 6.6250%, 9/1/30	2,536,000	2,653,913
Occidental Petroleum Corp, 6.1250%, 1/1/31	4,546,000	4,651,559
Occidental Petroleum Corp, 5.3750%, 1/1/32	7,465,000	7,309,363
Occidental Petroleum Corp, 5.5500%, 10/1/34	6,815,000	6,628,774
Sunoco LP, 7.0000%, 5/1/29ž	7,825,000	8,030,553
Sunoco LP, 7.2500%, 5/1/32ž	4,408,000	4,553,376
Viper Energy Partners LP, 7.3750%, 11/1/31ž	6,827,000	7,147,462
		93,562,436
Finance Companies – 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.6250%, 10/15/27	3,328,000	3,305,785
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.6250%, 9/10/29	4,537,000	4,437,138
Blackstone Private Credit Fund, 7.3000%, 11/27/28	5,166,000	5,433,174
Blue Owl Credit Income Corp, 7.9500%, 6/13/28	3,051,000	3,239,668
OWL Rock Core Income Corp, 4.7000%, 2/8/27	877,000	864,470
		17,280,235
Government Sponsored – 0%
Electricite de France SA, 5.7000%, 5/23/28ž	3,030,000	3,077,121
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 9

Janus Henderson VIT Balanced Portfolio
Schedule of Investments
December 31, 2024
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Insurance – 1.5%
Aon North America Inc, 5.3000%, 3/1/31	$7,698,000	$7,729,491
Aon North America Inc, 5.4500%, 3/1/34	15,757,000	15,729,538
Arthur J Gallagher & Co, 4.8500%, 12/15/29	1,222,000	1,216,394
Arthur J Gallagher & Co, 5.0000%, 2/15/32	1,133,000	1,118,243
Arthur J Gallagher & Co, 6.5000%, 2/15/34	3,511,000	3,771,660
Arthur J Gallagher & Co, 5.4500%, 7/15/34	6,755,000	6,792,397
Arthur J Gallagher & Co, 5.1500%, 2/15/35	2,833,000	2,762,047
Athene Global Funding, 2.7170%, 1/7/29ž	6,386,000	5,792,647
Athene Global Funding, 2.6460%, 10/4/31ž	5,823,000	4,889,993
Brown & Brown Inc, 4.9500%, 3/17/52	5,658,000	4,830,863
Centene Corp, 4.2500%, 12/15/27	16,441,000	15,926,459
Elevance Health Inc, 4.9500%, 11/1/31	8,305,000	8,167,397
Elevance Health Inc, 5.2000%, 2/15/35	4,543,000	4,436,828
Health Care Service Corp, 5.2000%, 6/15/29ž	5,028,000	5,050,899
Health Care Service Corp, 2.2000%, 6/1/30ž	4,729,000	4,087,666
Health Care Service Corp, 5.4500%, 6/15/34ž	11,338,000	11,328,801
Health Care Service Corp, 5.8750%, 6/15/54ž	4,739,000	4,587,293
Humana Inc, 5.8750%, 3/1/33	1,812,000	1,818,681
Humana Inc, 5.9500%, 3/15/34	4,950,000	4,987,942
Humana Inc, 5.7500%, 4/15/54	4,648,000	4,307,637
UnitedHealth Group Inc, 4.9500%, 1/15/32	11,384,000	11,255,567
UnitedHealth Group Inc, 5.1500%, 7/15/34	4,576,000	4,514,937
		135,103,380
Professional Services – 0.1%
Booz Allen Hamilton Inc, 5.9500%, 8/4/33	7,687,000	7,858,084
Real Estate Investment Trusts (REITs) – 0.2%
American Tower Trust I, 5.4900%, 3/15/28ž	11,317,000	11,364,412
Invitation Homes Inc, 2.0000%, 8/15/31	5,620,000	4,559,960
Sun Communities Operating LP, 2.7000%, 7/15/31	6,161,000	5,180,237
		21,104,609
Technology – 1.0%
Analog Devices Inc, 2.9500%, 4/1/25	2,815,000	2,802,726
Broadcom Inc, 5.0500%, 7/12/29	7,681,000	7,710,187
Broadcom Inc, 4.3500%, 2/15/30	5,938,000	5,777,639
Broadcom Inc, 5.1500%, 11/15/31	4,880,000	4,911,597
Cadence Design Systems Inc, 4.3000%, 9/10/29	4,176,000	4,093,903
Cadence Design Systems Inc, 4.7000%, 9/10/34	5,006,000	4,799,408
Constellation Software Inc/Canada, 5.1580%, 2/16/29ž	2,126,000	2,135,953
Constellation Software Inc/Canada, 5.4610%, 2/16/34ž	6,181,000	6,195,243
CoStar Group Inc, 2.8000%, 7/15/30ž	3,797,000	3,315,672
Fiserv Inc, 4.7500%, 3/15/30	2,952,000	2,916,058
Fiserv Inc, 5.1500%, 8/12/34	11,686,000	11,418,750
Intel Corp, 2.4500%, 11/15/29	2,286,000	2,006,347
Intel Corp, 5.1250%, 2/10/30	3,040,000	3,013,246
Marvell Technology Inc, 1.6500%, 4/15/26	3,675,000	3,526,113
Marvell Technology Inc, 4.8750%, 6/22/28	4,065,000	4,041,961
Marvell Technology Inc, 5.7500%, 2/15/29	3,340,000	3,423,659
MSCI Inc, 4.0000%, 11/15/29ž	1,463,000	1,379,361
MSCI Inc, 3.6250%, 9/1/30ž	8,577,000	7,807,898
MSCI Inc, 3.8750%, 2/15/31ž	6,019,000	5,510,670
Trimble Inc, 4.9000%, 6/15/28	2,548,000	2,545,761
Workday Inc, 3.8000%, 4/1/32	4,129,000	3,757,424
		93,089,576
Transportation – 0%
GXO Logistics Inc, 1.6500%, 7/15/26	4,255,000	4,040,731
Total Corporate Bonds (cost $1,000,623,681)		992,305,332
Mortgage-Backed Securities – 9.1%
Fannie Mae:
3.0000%, TBA, 30 Year Maturity	2,786,129	2,363,888
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
10 | December 31, 2024

Janus Henderson VIT Balanced Portfolio
Schedule of Investments
December 31, 2024
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae – (continued)
3.5000%, TBA, 30 Year Maturity	$16,216,340	$14,337,742
5.0000%, TBA, 30 Year Maturity	22,426,455	21,633,209
6.0000%, TBA, 30 Year Maturity	3,714,939	3,732,474
		42,067,313
Fannie Mae Pool:
BO3223, 3.0000%, 10/1/34	216,791	204,050
BO4725, 2.5000%, 11/1/34	163,967	150,279
BO7717, 3.0000%, 11/1/34	102,523	96,506
BO5957, 3.0000%, 12/1/34	96,286	90,637
FS3713, 2.5000%, 12/1/36	10,582,591	9,711,283
995757, 6.0000%, 2/1/37	43,601	45,320
AL6997, 4.5000%, 11/1/42	240,738	233,020
AB7563, 3.0000%, 1/1/43	156,569	138,622
MA1363, 3.0000%, 2/1/43	35,576	31,444
AT2957, 3.0000%, 5/1/43	354,393	313,065
AL5942, 5.0000%, 7/1/44	27,303	26,948
AL5887, 4.5000%, 10/1/44	576,942	555,927
AL6542, 4.5000%, 3/1/45	934,627	900,584
AL6842, 4.0000%, 5/1/45	209,807	196,008
AL7381, 4.5000%, 6/1/45	476,586	460,580
BM3912, 3.0000%, 3/1/47	1,166,842	1,020,112
CA0108, 3.5000%, 8/1/47	198,648	180,632
BH1902, 3.5000%, 12/1/47	73,960	67,252
BM3282, 3.5000%, 12/1/47	59,728	54,311
BJ4559, 3.5000%, 1/1/48	573,723	518,026
BJ4567, 4.0000%, 1/1/48	2,084,233	1,941,745
BJ4566, 4.0000%, 1/1/48	2,076,279	1,938,536
CA4646, 3.0000%, 2/1/48	583,302	512,300
BJ5170, 3.5000%, 3/1/48	100,235	90,870
BK1964, 4.0000%, 3/1/48	631,922	588,961
BK3211, 4.5000%, 3/1/48	23,717	22,633
BJ9181, 5.0000%, 5/1/48	550,264	540,296
BN0012, 4.5000%, 8/1/48	13,040	12,444
MA3521, 4.0000%, 11/1/48	1,647,130	1,527,499
BN3899, 4.0000%, 12/1/48	247,790	229,793
FM3664, 4.0000%, 3/1/49	854,518	792,455
CA3683, 4.5000%, 6/1/49	96,639	92,133
BJ8459, 3.0000%, 8/1/49	774,903	659,111
CA4035, 4.5000%, 8/1/49	149,651	142,673
MA3774, 3.0000%, 9/1/49	4,174,202	3,593,762
BO2983, 3.0000%, 9/1/49	155,527	135,891
MA3908, 4.5000%, 1/1/50	210,995	201,196
CA5573, 4.0000%, 4/1/50	656,827	607,055
MA4079, 3.0000%, 7/1/50	2,167,308	1,861,564
BM7069, 4.5000%, 7/1/50	4,506,121	4,187,966
CA6635, 2.5000%, 8/1/50	19,746,225	16,445,707
BK2913, 2.5000%, 8/1/50	523,690	437,003
FM5076, 4.0000%, 8/1/50	584,108	539,847
FS2713, 4.5000%, 10/1/50	3,375,835	3,221,514
FS5362, 4.5000%, 12/1/50	4,632,924	4,417,757
FS2546, 4.0000%, 3/1/51	130,084	120,636
MA4378, 2.0000%, 7/1/51	19,835,353	15,508,177
FS0359, 2.5000%, 1/1/52	3,688,908	3,054,028
CB2681, 3.5000%, 1/1/52	1,828,550	1,644,491
FS0662, 2.5000%, 2/1/52	17,555,850	14,523,521
FS5130, 2.5000%, 2/1/52	17,275,854	14,268,097
CB2750, 2.5000%, 2/1/52	9,304,242	7,635,896
CB2891, 3.0000%, 2/1/52	12,260,784	10,502,140
BV2802, 3.0000%, 2/1/52	1,711,215	1,465,090
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 11

Janus Henderson VIT Balanced Portfolio
Schedule of Investments
December 31, 2024
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
CB2907, 3.5000%, 2/1/52	$4,758,371	$4,279,034
CB3043, 2.5000%, 3/1/52	7,317,829	6,053,859
FS1081, 2.5000%, 3/1/52	7,268,138	6,003,200
FS5988, 2.5000%, 3/1/52	7,188,359	5,925,715
CB3042, 2.5000%, 3/1/52	2,713,671	2,245,160
BT2256, 2.5000%, 3/1/52	647,156	534,526
BV2965, 2.5000%, 3/1/52	554,982	458,394
BV5152, 2.5000%, 3/1/52	497,635	411,681
BV2962, 2.5000%, 3/1/52	217,608	179,875
BV4144, 3.0000%, 3/1/52	3,350,069	2,881,543
CB3123, 3.5000%, 3/1/52	17,207,251	15,455,319
FS1184, 3.5000%, 3/1/52	3,347,803	3,010,282
CB3240, 3.0000%, 4/1/52	7,593,124	6,520,746
BV5379, 3.0000%, 4/1/52	2,930,185	2,525,704
BV5380, 3.0000%, 4/1/52	2,499,681	2,149,805
BV5394, 3.5000%, 4/1/52	2,413,741	2,166,390
FS1869, 3.5000%, 4/1/52	1,889,759	1,697,356
BV5393, 3.5000%, 4/1/52	1,315,810	1,182,235
BV8485, 3.5000%, 4/1/52	801,137	719,040
BV4203, 3.5000%, 4/1/52	445,427	400,243
BV8484, 3.5000%, 4/1/52	438,475	393,963
BV7632, 4.5000%, 4/1/52	448,267	422,497
BV6879, 4.5000%, 4/1/52	379,425	357,612
BV7132, 4.5000%, 4/1/52	217,493	204,956
BW0081, 4.5000%, 4/1/52	197,604	186,214
BW0072, 4.5000%, 4/1/52	172,625	162,675
BV7131, 4.5000%, 4/1/52	111,169	104,767
FS6926, 2.5000%, 5/1/52	18,400,117	15,184,057
BV8544, 3.5000%, 5/1/52	1,377,367	1,236,117
FS3377, 4.0000%, 5/1/52	3,037,334	2,816,733
BW0343, 4.5000%, 5/1/52	602,230	567,515
FS9074, 3.0000%, 6/1/52	16,274,475	13,927,594
FS5668, 3.0000%, 6/1/52	3,802,111	3,253,823
FS3160, 3.0000%, 6/1/52	1,668,973	1,428,536
CB3837, 3.5000%, 6/1/52	8,111,918	7,284,131
FS2144, 3.5000%, 6/1/52	4,651,095	4,181,099
FS5491, 3.0000%, 7/1/52	7,212,524	6,173,468
FS5339, 3.0000%, 7/1/52	4,388,930	3,757,158
CB4076, 3.5000%, 7/1/52	1,191,061	1,069,518
CB4329, 3.5000%, 7/1/52	409,978	368,517
BW0972, 4.5000%, 7/1/52	2,132,174	2,014,506
CB4320, 3.5000%, 8/1/52	829,594	744,874
BW7369, 5.0000%, 10/1/52	1,930,007	1,879,735
BW1288, 5.0000%, 10/1/52	860,748	837,771
BT8021, 5.0000%, 1/1/53	1,142,360	1,112,053
BX5759, 5.0000%, 1/1/53	385,012	374,615
BX5969, 5.0000%, 2/1/53	468,123	455,107
BX8071, 5.0000%, 3/1/53	281,232	273,138
BX7860, 5.5000%, 3/1/53	186,961	186,599
BX9351, 5.0000%, 4/1/53	545,288	529,595
BY0782, 5.5000%, 4/1/53	94,823	94,627
BY1920, 5.0000%, 5/1/53	278,513	270,498
BY1896, 5.5000%, 5/1/53	174,675	174,301
BY0866, 5.5000%, 5/1/53	90,546	90,353
BY3263, 5.0000%, 6/1/53	395,391	384,012
BY2783, 5.0000%, 6/1/53	336,992	327,293
FS5292, 5.5000%, 6/1/53	10,228,083	10,225,567
BY4284, 5.5000%, 6/1/53	164,226	164,236
CB6686, 4.5000%, 7/1/53	2,293,450	2,181,330
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
12 | December 31, 2024

Janus Henderson VIT Balanced Portfolio
Schedule of Investments
December 31, 2024
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
FS9027, 5.5000%, 7/1/53	$21,381,769	$21,040,887
BY6374, 5.5000%, 7/1/53	471,645	470,573
BY7004, 5.5000%, 7/1/53	253,253	253,248
CB6851, 4.5000%, 8/1/53	1,800,368	1,712,353
BY6690, 5.0000%, 8/1/53	333,604	324,329
CB7112, 5.5000%, 9/1/53	7,891,071	7,882,736
CB7430, 5.5000%, 11/1/53	2,725,416	2,738,322
FS8037, 6.0000%, 1/1/54	2,671,574	2,745,639
CB8221, 5.5000%, 3/1/54	14,093,210	13,991,931
CB8134, 5.5000%, 3/1/54	4,980,790	5,001,117
FS7607, 6.0000%, 3/1/54	2,314,790	2,371,567
FS7643, 6.0000%, 4/1/54	5,566,791	5,691,245
CB8543, 6.0000%, 5/1/54	14,218,398	14,466,541
CB8818, 5.0000%, 7/1/54	3,648,344	3,530,597
FS9246, 5.5000%, 10/1/54	2,530,067	2,520,959
FS9408, 5.5000%, 10/1/54	2,485,925	2,464,741
CB9612, 5.5000%, 12/1/54	9,631,380	9,567,140
BF0130, 3.5000%, 8/1/56	2,527,817	2,227,320
BF0167, 3.0000%, 2/1/57	2,529,327	2,115,467
BF0189, 3.0000%, 6/1/57	46,043	38,529
BF0619, 2.5000%, 3/1/62	19,351,990	15,267,153
BF0598, 2.5000%, 3/1/62	6,019,674	4,847,629
		399,928,683
Freddie Mac Gold Pool:
Q58477, 4.0000%, 9/1/48	480,696	446,334
Freddie Mac Pool:
ZS7403, 3.0000%, 5/1/31	1,982,549	1,906,004
ZK8962, 3.0000%, 9/1/32	478,857	455,223
ZK9009, 3.0000%, 10/1/32	235,705	223,738
ZK9163, 3.0000%, 1/1/33	299,279	284,243
SB0040, 2.5000%, 12/1/33	2,127,203	2,006,891
QN0786, 3.0000%, 10/1/34	541,428	509,658
QN0783, 3.0000%, 10/1/34	254,950	239,966
SB0116, 2.5000%, 11/1/34	639,917	586,497
QN0951, 2.5000%, 11/1/34	170,221	156,011
SB0866, 2.5000%, 6/1/37	7,616,201	6,941,330
ZS3695, 6.0000%, 4/1/40	650,137	675,737
ZT1145, 4.5000%, 5/1/44	174,379	168,522
ZT1257, 3.0000%, 1/1/46	107,750	95,387
ZM1434, 3.5000%, 7/1/46	449,726	407,467
ZT1633, 4.0000%, 3/1/47	227,682	212,558
ZT0534, 3.5000%, 12/1/47	1,416,288	1,277,444
ZM5707, 3.5000%, 2/1/48	503,671	453,598
ZM5945, 4.0000%, 3/1/48	554,819	517,100
ZM5865, 4.5000%, 3/1/48	21,846	20,847
ZM6276, 4.0000%, 4/1/48	566,618	526,895
ZM6220, 4.0000%, 4/1/48	504,862	468,194
ZM6427, 4.0000%, 5/1/48	925,262	858,060
ZM7182, 4.5000%, 7/1/48	145,008	138,379
ZM7926, 5.0000%, 9/1/48	29,430	28,820
ZT1320, 4.0000%, 11/1/48	147,672	136,946
SI2017, 4.0000%, 12/1/48	1,766,463	1,638,151
ZN2165, 4.5000%, 12/1/48	474,165	454,769
ZA7158, 4.5000%, 6/1/49	131,767	125,200
RA1087, 4.5000%, 7/1/49	1,018,074	967,338
RA1088, 4.5000%, 7/1/49	168,263	160,417
QA2159, 3.0000%, 8/1/49	206,062	175,270
RA1188, 4.5000%, 8/1/49	922,072	876,120
QA4936, 3.0000%, 12/1/49	284,354	244,814
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 13

Janus Henderson VIT Balanced Portfolio
Schedule of Investments
December 31, 2024
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
QA5622, 3.0000%, 12/1/49	$209,042	$179,974
RA1999, 4.5000%, 1/1/50	629,759	598,375
SD8040, 4.5000%, 1/1/50	165,860	158,157
QA8274, 3.5000%, 3/1/50	142,501	126,601
SD1551, 4.0000%, 3/1/50	1,792,396	1,662,214
SE9056, 4.5000%, 3/1/50	2,077,346	1,885,718
QB1708, 2.5000%, 8/1/50	290,912	242,847
QB2976, 2.5000%, 8/1/50	117,451	98,009
QB3353, 2.5000%, 9/1/50	517,933	432,038
SD1143, 4.5000%, 9/1/50	5,115,087	4,881,259
RA5285, 2.5000%, 5/1/51	12,931,182	10,644,540
SD1137, 2.5000%, 6/1/51	6,124,636	5,089,540
QC5848, 2.5000%, 8/1/51	15,215,805	12,515,742
RA5906, 2.5000%, 9/1/51	10,613,177	8,761,445
SD0688, 2.5000%, 10/1/51	13,360,344	11,017,724
SD7548, 2.5000%, 11/1/51	4,149,833	3,442,052
QD6087, 2.5000%, 1/1/52	1,101,403	912,406
QD4842, 2.5000%, 1/1/52	713,128	590,537
QD7069, 2.5000%, 2/1/52	1,717,776	1,421,074
QD9513, 2.5000%, 2/1/52	1,292,480	1,062,078
QD6554, 3.0000%, 2/1/52	959,743	825,626
QD6555, 3.0000%, 2/1/52	629,260	542,539
SD0931, 2.5000%, 3/1/52	9,296,023	7,654,523
QD8288, 2.5000%, 3/1/52	275,957	227,930
QD9182, 3.0000%, 3/1/52	923,968	796,528
QE0318, 4.5000%, 3/1/52	93,297	87,933
SD0943, 3.5000%, 4/1/52	1,929,143	1,734,958
QE0354, 3.5000%, 4/1/52	955,403	857,497
QE1072, 3.5000%, 4/1/52	950,878	853,435
QE1073, 3.5000%, 4/1/52	260,554	234,104
QD9191, 3.5000%, 4/1/52	257,683	231,545
SD8212, 2.5000%, 5/1/52	4,606,552	3,759,867
SD3493, 2.5000%, 5/1/52	3,921,840	3,236,610
SD1041, 3.0000%, 6/1/52	12,171,853	10,499,492
SD7023, 3.0000%, 6/1/52	5,539,709	4,739,538
SD1840, 3.0000%, 6/1/52	3,958,053	3,387,845
SD1150, 3.5000%, 6/1/52	4,255,078	3,826,440
QF0488, 5.5000%, 9/1/52	2,245,612	2,237,763
QF2386, 5.0000%, 10/1/52	3,824,460	3,720,034
QF2145, 5.0000%, 10/1/52	118,796	115,552
QF2437, 5.5000%, 10/1/52	136,147	136,558
QF7813, 5.0000%, 1/1/53	222,215	216,283
QF6841, 5.0000%, 1/1/53	193,405	188,041
QF8398, 5.0000%, 3/1/53	813,798	790,378
QF9871, 5.0000%, 3/1/53	777,708	755,327
QG1442, 5.0000%, 4/1/53	946,277	917,069
QG2380, 5.0000%, 5/1/53	1,927,766	1,872,288
QG3598, 5.0000%, 5/1/53	1,103,017	1,071,274
QG3742, 5.0000%, 5/1/53	214,048	207,888
SD2897, 5.5000%, 5/1/53	1,678,512	1,666,555
QG2543, 5.5000%, 5/1/53	388,612	387,781
QG4742, 5.0000%, 6/1/53	759,985	733,517
QG3917, 5.0000%, 6/1/53	715,701	695,104
QG5161, 5.0000%, 6/1/53	710,396	685,538
QG5055, 5.0000%, 6/1/53	607,394	586,241
QG4676, 5.0000%, 6/1/53	288,400	278,308
QG3912, 5.5000%, 6/1/53	890,509	888,604
QG4840, 5.5000%, 6/1/53	733,741	724,815
QG4679, 5.5000%, 6/1/53	602,205	594,768
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
14 | December 31, 2024

Janus Henderson VIT Balanced Portfolio
Schedule of Investments
December 31, 2024
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
QG5487, 5.5000%, 6/1/53	$570,793	$563,849
QG4741, 5.5000%, 6/1/53	469,055	463,242
QG6693, 5.5000%, 7/1/53	2,114,219	2,109,411
QG5660, 5.5000%, 7/1/53	1,382,597	1,365,523
QG7441, 5.5000%, 7/1/53	1,220,249	1,217,474
SD4294, 5.5000%, 9/1/53	1,935,355	1,943,685
RA9851, 6.0000%, 9/1/53	15,247,790	15,512,794
SD4009, 6.0000%, 9/1/53	4,583,988	4,696,425
SD4668, 6.0000%, 10/1/53	8,318,052	8,410,619
SD4247, 6.5000%, 11/1/53	5,475,922	5,679,748
SD5067, 5.5000%, 3/1/54	2,351,606	2,346,939
QI2699, 5.5000%, 4/1/54	1,341,596	1,348,054
RJ1341, 6.0000%, 4/1/54	10,488,243	10,671,286
RJ1505, 5.0000%, 5/1/54	385,775	373,325
RJ2663, 5.0000%, 10/1/54	3,219,962	3,116,040
RJ3021, 5.5000%, 12/1/54	15,046,601	14,847,806
		227,292,240
Ginnie Mae:
2.5000%, TBA, 30 Year Maturity	29,198,258	24,377,363
3.5000%, TBA, 30 Year Maturity	32,384,335	28,952,535
4.0000%, TBA, 30 Year Maturity	17,210,047	15,847,046
4.5000%, TBA, 30 Year Maturity	9,372,944	8,861,500
5.0000%, TBA, 30 Year Maturity	6,595,041	6,395,343
		84,433,787
Ginnie Mae I Pool:
784059, 4.0000%, 1/15/45	2,252,942	2,128,316
784182, 4.5000%, 8/15/46	2,482,422	2,378,734
BB4357, 4.0000%, 7/15/47	472,470	438,463
BC7161, 4.0000%, 8/15/47	63,324	59,058
BD7109, 4.0000%, 11/15/47	72,445	67,231
BD7135, 4.0000%, 12/15/47	198,025	183,771
		5,255,573
Ginnie Mae II Pool:
MA4068, 3.0000%, 11/20/46	9,786,065	8,603,616
BB9817, 4.0000%, 8/20/47	292,866	273,034
BB9814, 4.0000%, 8/20/47	43,025	40,111
BB9835, 4.0000%, 8/20/47	40,400	37,664
MA5021, 4.5000%, 2/20/48	223,095	213,864
MA5192, 4.0000%, 5/20/48	114,285	106,287
BH3673, 4.5000%, 5/20/48	386,840	370,565
BH3672, 4.5000%, 5/20/48	79,479	76,079
MA5264, 4.0000%, 6/20/48	1,151,315	1,070,384
MA5400, 5.0000%, 8/20/48	768,696	754,553
MA5930, 3.5000%, 5/20/49	12,964,997	11,685,069
MA7255, 2.5000%, 3/20/51	12,409,802	10,387,692
MA7313, 3.0000%, 4/20/51	10,716,262	9,321,289
MA7473, 3.0000%, 7/20/51	6,121,535	5,321,835
MA7535, 3.0000%, 8/20/51	13,873,604	12,059,050
785843, 2.5000%, 1/20/52	10,530,422	8,573,721
		68,894,813
Total Mortgage-Backed Securities (cost $861,232,486)		828,318,743
United States Treasury Notes/Bonds – 4.4%
4.1250%, 11/30/29	158,451,600	156,651,398
4.1250%, 11/30/31	21,059,200	20,609,582
4.2500%, 11/15/34	88,304,200	86,002,691
4.6250%, 11/15/44	73,822,000	71,578,541
4.2500%, 8/15/54	68,253,200	62,328,878
Total United States Treasury Notes/Bonds (cost $405,997,105)		397,171,090
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 15

Janus Henderson VIT Balanced Portfolio
Schedule of Investments
December 31, 2024
	Shares or Principal Amounts	Value
Common Stocks – 63.0%
Aerospace & Defense – 1.0%
General Electric Co	358,800	$59,844,252
Howmet Aerospace Inc	285,797	31,257,618
		91,101,870
Banks – 1.1%
JPMorgan Chase & Co	427,439	102,461,403
Beverages – 0.9%
Constellation Brands Inc - Class A	177,688	39,269,048
Monster Beverage Corp*	876,983	46,094,226
		85,363,274
Biotechnology – 1.5%
AbbVie Inc	299,578	53,235,011
Amgen Inc	131,417	34,252,527
Vertex Pharmaceuticals Inc*	111,110	44,743,997
		132,231,535
Building Products – 0.6%
Trane Technologies PLC	146,674	54,174,042
Capital Markets – 2.6%
Charles Schwab Corp	264,467	19,573,203
CME Group Inc	227,743	52,888,757
Goldman Sachs Group Inc	52,007	29,780,248
Intercontinental Exchange Inc	216,476	32,257,089
Moody's Corp	58,458	27,672,263
Morgan Stanley	557,467	70,084,751
		232,256,311
Chemicals – 0.3%
Corteva Inc	479,464	27,310,269
Communications Equipment – 0.4%
Motorola Solutions Inc	85,006	39,292,323
Consumer Finance – 1.6%
American Express Co	501,077	148,714,643
Diversified Financial Services – 2.4%
Mastercard Inc - Class A	408,655	215,185,463
Electric Utilities – 0.7%
American Electric Power Co Inc	318,465	29,372,027
Xcel Energy Inc	477,222	32,222,029
		61,594,056
Electrical Equipment – 0.5%
Eaton Corp PLC	144,550	47,971,809
Electronic Equipment, Instruments & Components – 0.4%
Amphenol Corp	535,062	37,160,056
Entertainment – 1.6%
Netflix Inc*	88,950	79,282,914
Walt Disney Co	573,040	63,808,004
		143,090,918
Food & Staples Retailing – 1.0%
Costco Wholesale Corp	52,902	48,472,515
Sysco Corp	591,369	45,216,074
		93,688,589
Health Care Equipment & Supplies – 1.0%
Abbott Laboratories	362,075	40,954,303
Stryker Corp	150,630	54,234,332
		95,188,635
Health Care Providers & Services – 2.0%
HCA Healthcare Inc	164,914	49,498,937
UnitedHealth Group Inc	259,527	131,284,328
		180,783,265
Hotels, Restaurants & Leisure – 3.4%
Booking Holdings Inc	20,612	102,409,073
Chipotle Mexican Grill Inc*	665,176	40,110,113
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
16 | December 31, 2024

Janus Henderson VIT Balanced Portfolio
Schedule of Investments
December 31, 2024
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
Hilton Worldwide Holdings Inc	233,478	$57,706,423
Las Vegas Sands Corp	485,151	24,917,355
McDonald's Corp	193,788	56,177,203
Royal Caribbean Cruises Ltd	133,411	30,776,584
		312,096,751
Independent Power and Renewable Electricity Producers – 0%
Vistra Corp	31,844	4,390,332
Industrial Real Estate Investment Trusts (REITs) – 0.3%
Prologis Inc	231,362	24,454,963
Information Technology Services – 0.8%
Accenture PLC	198,451	69,813,077
Insurance – 2.0%
Marsh & McLennan Cos Inc	200,405	42,568,026
Progressive Corp/The	597,638	143,200,041
		185,768,067
Interactive Media & Services – 5.0%
Alphabet Inc - Class C	1,347,122	256,545,914
Meta Platforms Inc - Class A	336,339	196,929,848
		453,475,762
Life Sciences Tools & Services – 0.8%
Danaher Corp	135,410	31,083,366
Thermo Fisher Scientific Inc	76,114	39,596,786
		70,680,152
Machinery – 0.5%
Deere & Co	108,742	46,073,985
Multiline Retail – 3.1%
Amazon.com Inc*	1,303,091	285,885,135
Multi-Utilities – 0.6%
Sempra Energy	389,092	34,131,150
WEC Energy Group Inc	204,231	19,205,883
		53,337,033
Oil, Gas & Consumable Fuels – 1.3%
Chevron Corp	470,644	68,168,077
ConocoPhillips	475,799	47,184,987
		115,353,064
Pharmaceuticals – 2.1%
Eli Lilly & Co	142,389	109,924,308
Johnson & Johnson	426,031	61,612,603
Zoetis Inc	146,662	23,895,640
		195,432,551
Professional Services – 0.8%
Automatic Data Processing Inc	234,366	68,605,959
Road & Rail – 0.4%
Uber Technologies Inc*	560,999	33,839,460
Semiconductor & Semiconductor Equipment – 8.1%
Broadcom Inc	617,511	143,163,750
KLA Corp	83,088	52,355,411
Lam Research Corp	625,206	45,158,629
NVIDIA Corp	3,695,528	496,272,455
		736,950,245
Software – 7.9%
Adobe Inc*	69,495	30,903,037
Cadence Design Systems Inc*	107,805	32,391,090
Intuit Inc	78,336	49,234,176
Microsoft Corp	1,183,843	498,989,824
Oracle Corp	368,115	61,342,684
ServiceNow Inc*	42,859	45,435,683
		718,296,494
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 17

Janus Henderson VIT Balanced Portfolio
Schedule of Investments
December 31, 2024
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Specialized Real Estate Investment Trusts (REITs) – 0.3%
Equinix Inc	26,258	$24,758,406
Specialty Retail – 1.5%
Home Depot Inc	177,693	69,120,800
TJX Cos Inc	522,297	63,098,701
		132,219,501
Technology Hardware, Storage & Peripherals – 4.0%
Apple Inc	1,438,773	360,297,535
Textiles, Apparel & Luxury Goods – 0.5%
NIKE Inc - Class B	605,656	45,829,990
Total Common Stocks (cost $2,708,721,299)		5,725,126,923
Investment Companies – 2.4%
Money Markets – 2.4%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº,£ (cost $219,099,655)	219,072,161	219,115,975
Total Investments (total cost $6,220,389,345) – 101.0%		9,186,148,237
Liabilities, net of Cash, Receivables and Other Assets – (1.0)%		(90,861,509)
Net Assets – 100%		$9,095,286,728

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$9,124,280,220	99.3%
Canada	12,400,983	0.1
United Kingdom	10,690,219	0.1
Finland	10,085,657	0.1
Ireland	7,742,923	0.1
Germany	7,298,838	0.1
Australia	6,983,282	0.1
France	6,666,115	0.1
Total	$9,186,148,237	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/24	Ending Shares	Dividend Income
Investment Companies - 2.4%
Money Markets - 2.4%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº
	$279,389,312	$1,633,441,669	$(1,693,711,597)	$2,011	$(5,420)	$219,115,975	219,072,161	$12,519,106

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	3,307	4/3/25	$679,950,206	$(171,299)
5 Year US Treasury Note	5,904	4/3/25	627,622,878	(5,212,122)
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
18 | December 31, 2024

Janus Henderson VIT Balanced Portfolio
Schedule of Investments
December 31, 2024

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Ultra Long Term US Treasury Bond	759	3/31/25	$90,249,844	$(2,932,201)
US Treasury Long Bond	2,623	3/31/25	298,612,156	(12,068,358)
Total - Futures Long				(20,383,980)
Futures Short:
10 Year US Treasury Note	82	3/31/25	(8,917,500)	88,406
Ultra 10-Year Treasury Note	1,947	3/31/25	(216,725,438)	5,340,908
Total - Futures Short				5,429,314
Total				$(14,954,666)
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of December 31, 2024.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2024
Interest Rate Contracts
Asset Derivatives:
*Futures contracts	$5,429,314
Liability Derivatives:
*Futures contracts	$20,383,980

*
The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s
Statement of Operations for the year ended December 31, 2024.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended December 31, 2024
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Interest Rate Contracts
Futures contracts	$(10,027,259)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Interest Rate Contracts
Futures contracts	$(39,676,253)
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Portfolio’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Year Ended December 31, 2024
Futures contracts:
Average notional amount of contracts - long	$1,422,089,112
Average notional amount of contracts - short	207,316,811
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 19

Janus Henderson VIT Balanced Portfolio
Notes to Schedule of Investments and Other Information

IBOR	Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA
(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the year ended December 31, 2024 is $1,222,427,435, which represents 13.4% of net assets.

*	Non-income producing security.
ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See  Notes to Financial Statements.

‡
Variable or floating rate security. Rate shown is the current rate as of December 31, 2024. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of December 31, 2024.
μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

§	Schedule of Restricted Securities (as of December 31, 2024)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38	09/24/24	$1,615,751	$1,584,475	0.0%
The Portfolio has registration rights for certain restricted securities held as of December 31, 2024. The issuer incurs all registration costs.
20 | December 31, 2024

Janus Henderson VIT Balanced Portfolio
Notes to Schedule of Investments and Other Information
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of December 31, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$966,807,072	$-
Bank Loans and Mezzanine Loans	-	57,303,102	-
Corporate Bonds	-	992,305,332	-
Mortgage-Backed Securities	-	828,318,743	-
United States Treasury Notes/Bonds	-	397,171,090	-
Common Stocks	5,725,126,923	-	-
Investment Companies	-	219,115,975	-
Total Investments in Securities	$5,725,126,923	$3,461,021,314	$-
Other Financial Instruments(a):
Futures Contracts	5,429,314	-	-
Total Assets	$5,730,556,237	$3,461,021,314	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$20,383,980	$-	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Janus Aspen Series | 21

Janus Henderson VIT Balanced Portfolio
Statement of Assets and Liabilities
December 31, 2024

Assets:
Unaffiliated investments, at value (cost $6,001,289,690)	$8,967,032,262
Affiliated investments, at value (cost $219,099,655)	219,115,975
Cash	169,731
Collateral for To Be Announced transactions	1,440,000
Deposits with brokers for futures	20,190,000
Variation margin receivable on futures contracts	504,007
Trustees' deferred compensation	252,208
Receivables:
Interest	24,085,066
TBA investments sold	5,848,114
Investments sold	4,059,898
Dividends	3,294,581
Dividends from affiliates	870,273
Portfolio shares sold	599,757
Other assets	100,990
Total Assets	9,247,562,862
Liabilities:
Variation margin payable on futures contracts	1,736,826
Payables:
TBA investments purchased	134,399,816
Portfolio shares repurchased	7,448,054
Advisory fees	4,461,668
12b-1 Distribution and shareholder servicing fees	1,923,755
Investments purchased	1,260,491
Transfer agent fees and expenses	418,663
Trustees' deferred compensation fees	252,208
Professional fees	81,973
Affiliated portfolio administration fees payable	20,280
Trustees' fees and expenses	14,111
Custodian fees	7,813
Accrued expenses and other payables	250,476
Total Liabilities	152,276,134
Net Assets	$9,095,286,728
Net Assets Consist of:
Capital (par value and paid-in surplus)	$5,817,892,057
Total distributable earnings (loss)	3,277,394,671
Total Net Assets	$9,095,286,728
Net Assets - Institutional Shares	$468,473,954
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	9,146,145
Net Asset Value Per Share	$51.22
Net Assets - Service Shares	$8,626,812,774
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	158,598,742
Net Asset Value Per Share	$54.39
See Notes to Financial Statements.
22 | December 31, 2024

Janus Henderson VIT Balanced Portfolio
Statement of Operations
For the year ended December 31, 2024

Investment Income:
Interest	$164,395,991
Dividends	62,496,898
Dividends from affiliates	12,519,106
Other income	911,493
Foreign tax withheld	(11,019)
Total Investment Income	240,312,469
Expenses:
Advisory fees	49,055,092
12b-1 Distribution and shareholder servicing fees:
Service Shares	21,163,786
Transfer agent administrative fees and expenses:
Institutional Shares	226,797
Service Shares	4,232,757
Other transfer agent fees and expenses:
Institutional Shares	7,260
Service Shares	74,492
Affiliated portfolio administration fees	286,000
Trustees' fees and expenses	189,116
Professional fees	111,105
Custodian fees	62,663
Shareholder reports expense	58,225
Registration fees	24,806
Other expenses	674,001
Total Expenses	76,166,100
Net Investment Income/(Loss)	164,146,369
Net Realized Gain/(Loss) on Investments:
Investments	560,934,546
Investments in affiliates	2,011
Futures contracts	(10,027,259)
Total Net Realized Gain/(Loss) on Investments	550,909,298
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	569,213,079
Investments in affiliates	(5,420)
Futures contracts	(39,676,253)
Total Change in Unrealized Net Appreciation/Depreciation	529,531,406
Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,244,587,073
See Notes to Financial Statements.
Janus Aspen Series | 23

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Statements of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Operations:
Net investment income/(loss)	$164,146,369	$150,177,475
Net realized gain/(loss) on investments	550,909,298	(99,832,183)
Change in unrealized net appreciation/depreciation	529,531,406	1,065,988,917
Net Increase/(Decrease) in Net Assets Resulting from Operations	1,244,587,073	1,116,334,209
Dividends and Distributions to Shareholders:
Institutional Shares	(9,432,051)	(8,446,199)
Service Shares	(148,222,440)	(134,776,763)
Net Decrease from Dividends and Distributions to Shareholders	(157,654,491)	(143,222,962)
Capital Share Transactions:
Institutional Shares	(5,095,588)	(22,543,408)
Service Shares	(367,099,949)	(44,130,567)
Net Increase/(Decrease) from Capital Share Transactions	(372,195,537)	(66,673,975)
Net Increase/(Decrease) in Net Assets	714,737,045	906,437,272
Net Assets:
Beginning of period	8,380,549,683	7,474,112,411
End of period	$9,095,286,728	$8,380,549,683
See Notes to Financial Statements.
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Janus Henderson VIT Balanced Portfolio
Financial Highlights

Institutional Shares
For a share outstanding during the year ended December 31	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$45.28	$40.01	$50.23	$43.58	$39.48
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	1.02	0.91	0.57	0.42	0.61
Net realized and unrealized gain/(loss)	5.95	5.27	(8.87)	7.03	4.86
Total from Investment Operations	6.97	6.18	(8.30)	7.45	5.47
Less Dividends and Distributions:
Dividends (from net investment income)	(1.03)	(0.91)	(0.54)	(0.43)	(0.73)
Distributions (from capital gains)	—	—	(1.38)	(0.37)	(0.64)
Total Dividends and Distributions	(1.03)	(0.91)	(1.92)	(0.80)	(1.37)
Net Asset Value, End of Period	$51.22	$45.28	$40.01	$50.23	$43.58
Total Return*	15.43%	15.53%	(16.50)%	17.22%	14.31%
Net Assets, End of Period (in thousands)	$468,474	$418,783	$391,354	$512,742	$464,280
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.62%	0.62%	0.62%	0.62%	0.62%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.62%	0.62%	0.62%	0.62%	0.62%
Ratio of Net Investment Income/(Loss)	2.08%	2.14%	1.32%	0.91%	1.54%
Portfolio Turnover Rate(2)	83%	97%	89%	56%	80%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
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Financial Highlights

Service Shares
For a share outstanding during the year ended December 31	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$48.05	$42.48	$53.15	$46.11	$41.70
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.96	0.85	0.48	0.32	0.54
Net realized and unrealized gain/(loss)	6.31	5.54	(9.32)	7.42	5.15
Total from Investment Operations	7.27	6.39	(8.84)	7.74	5.69
Less Dividends and Distributions:
Dividends (from net investment income)	(0.93)	(0.82)	(0.45)	(0.33)	(0.64)
Distributions (from capital gains)	—	—	(1.38)	(0.37)	(0.64)
Total Dividends and Distributions	(0.93)	(0.82)	(1.83)	(0.70)	(1.28)
Net Asset Value, End of Period	$54.39	$48.05	$42.48	$53.15	$46.11
Total Return*	15.15%	15.11%	(16.61)%	16.91%	14.05%
Net Assets, End of Period (in thousands)	$8,626,813	$7,961,766	$7,082,759	$8,272,771	$6,217,051
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.87%	0.87%	0.86%	0.86%	0.87%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.87%	0.87%	0.86%	0.86%	0.87%
Ratio of Net Investment Income/(Loss)	1.83%	1.89%	1.09%	0.65%	1.28%
Portfolio Turnover Rate(2)	83%	97%	89%	56%	80%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
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Notes to Financial Statements
1.
Organization and Significant Accounting Policies
Janus Henderson VIT Balanced Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 10 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio is classified as diversified, as defined in the 1940 Act. Janus Henderson
Investors US LLC is the investment adviser (the “Adviser”) to the Portfolio.
The Portfolio currently offers two classes of shares:  Institutional Shares and Service Shares. Each class represents an interest in the same portfolio of investments. Institutional Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans. Service Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants.
Shareholders, including participating insurance companies, as well as accounts, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (and which may differ from control as determined in accordance with
United States of America generally accepted accounting principles ("US GAAP")).
The Chief Financial Officer of the Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Portfolio operated as a single segment entity for the year ended December 31, 2024. The key indicator of performance of the Portfolio is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Portfolio and are in conformity with US GAAP.
Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they
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Notes to Financial Statements
use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2024 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Portfolio classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Portfolio bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against
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Notes to Financial Statements
the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).
The Portfolio may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Portfolio distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Derivative Instruments
The Portfolio may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolio may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Portfolio during the year ended December 31, 2024 is discussed in further detail below. A summary of derivative activity by the Portfolio is reflected in the tables at the end of the Schedule of Investments.
The Portfolio may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolio may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Portfolio’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
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Notes to Financial Statements
In pursuit of its investment objective, the Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Portfolio’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Portfolio creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolio may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Portfolio may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Portfolio has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Portfolio’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Portfolio may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Portfolio is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective
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Notes to Financial Statements
through its investments in futures contracts. The Portfolio may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date on the exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used.
Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
Securities held by the Portfolio that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Portfolio’s futures commission merchant.
With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the year, the Portfolio purchased interest rate futures to increase exposure to interest rate risk.
During the year, the Portfolio sold interest rate futures to decrease exposure to interest rate risk.
3.
Other Investments and Strategies
Market Risk
The Portfolio may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.
The value of the Portfolio’s portfolio may decrease if the value of one or more issuers in the Portfolio’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Portfolio invests. If the value of the Portfolio’s portfolio decreases, the Portfolio’s NAV will also decrease, which means if you sell your shares in the Portfolio you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Loans
The Portfolio may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Portfolio’s total
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Notes to Financial Statements
assets. Below are descriptions of the types of loans held by the Portfolio as of December 31, 2024.
• Bank Loans – Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Portfolio’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.
• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as Secured Overnight Financing Rate ("SOFR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Portfolio may invest in obligations of borrowers who are in bankruptcy proceedings. While the Portfolio generally expects to invest in fully funded term loans, certain of the loans in which the Portfolio may invest include revolving loans, bridge loans, and delayed draw term loans.
Purchasers of floating rate loans may pay and/or receive certain fees. The Portfolio may receive fees such as covenant waiver fees or prepayment penalty fees. The Portfolio may pay fees such as facility fees. Such fees may affect the Portfolio’s return.
• Mezzanine Loans – Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.
Mortgage- and Asset-Backed Securities
Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Portfolio may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Portfolio may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation
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Notes to Financial Statements
risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Restricted Security Transactions
Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
Sovereign Debt
The Portfolio may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Portfolio may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Portfolio’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Portfolio may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Portfolio invests in non-U.S. sovereign debt, it may be subject to currency risk.
TBA Commitments
The Portfolio may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Portfolio will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the delivery of a specific security, the characteristics of the security delivered to the Portfolio may be less favorable than expected. If the counterparty to a transaction fails to deliver the security, the Portfolio could suffer a loss. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Collateral for To Be Announced
Transactions.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Portfolio may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Portfolio has committed to purchase prior to the time delivery of the securities is made. Because the Portfolio is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Portfolio’s other investments. If the other party to a transaction fails to deliver the securities, the Portfolio could miss a favorable price or yield opportunity. If the Portfolio remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage. If the Portfolio remains substantially fully
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Notes to Financial Statements
invested at a time when when-issued, delayed delivery, or forward commitment purchases (including TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Portfolio has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Portfolio does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Portfolio could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Portfolio will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Portfolio may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
4.
Investment Advisory Agreements and Other Transactions with Affiliates
The Portfolio pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Portfolio’s contractual investment advisory fee rate (expressed as an annual rate) is 0.55% of its average daily net assets.
The Adviser serves as administrator to the Portfolio pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Portfolio, including providing office space for the Portfolio, and is reimbursed by the Portfolio for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Portfolio pays for some or all of the salaries, fees, and expenses of the Adviser employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Portfolio. These amounts are disclosed as “Affiliated portfolio administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Portfolio. Total compensation of $42,433 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended December 31, 2024. The Portfolio's portion is reported as part of
“Other expenses” on the Statement of Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Portfolio’s transfer agent. The Transfer Agent receives an administrative services fee at an annual rate of 0.05% of the average daily net assets of the Portfolio for arranging for the provision by participating insurance companies and qualified plan service providers of administrative services, including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided on behalf of contract holders or plan participants investing in the Portfolio. The Transfer Agent expects to use this entire fee to compensate insurance companies and qualified plan service providers for providing these services to their customers who invest in the Portfolio.
The Transfer Agent is not compensated for internal services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Service Shares may pay the Trust’s distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Service Shares at an annual rate of up to 0.25% of the average daily net assets of the Service Shares. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to insurance companies and qualified plan service providers as compensation for distribution and/or shareholder services performed by such entities. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Portfolio as unrealized appreciation/(depreciation) and is included as of
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Notes to Financial Statements
December 31, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended December 31, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the year ended December 31, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Portfolio's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Portfolio to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended December 31, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
The Portfolio is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Portfolio and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Portfolio from or to another fund or account that is or could be considered an affiliate of the Portfolio under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended December 31, 2024, the Portfolio engaged in cross trades amounting to $411,467 in sales, resulting in a net realized gain of $114,742. The net realized gain is included within the “Net Realized Gain/(Loss) on Investments” section of the Portfolio’s Statement of
Operations.
5.
Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Portfolio must satisfy under the income tax regulations; (2) losses or deductions the Portfolio may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation and derivatives. The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$33,928,027	$285,134,248	$-	$-	$(248,090)	$2,958,580,486
During the year ended December 31, 2024, capital loss carryovers of $219,001,840 were utilized by the Portfolio.
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Notes to Financial Statements
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$6,227,567,751	$3,078,762,618	$(120,182,132)	$2,958,580,486
Information on the tax components of derivatives as of December 31, 2024 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$(14,954,666)	$-	$-	$-
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
For the year ended December 31, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$157,654,491	$-	$-	$-

For the year ended December 31, 2023
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$143,222,962	$-	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
6.
Capital Share Transactions
	Year ended December 31, 2024		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Institutional Shares:
Shares sold	898,720	$43,802,575	562,948	$23,996,875
Reinvested dividends and distributions	185,181	9,432,051	192,712	8,446,199
Shares repurchased	(1,186,575)	(58,330,214)	(1,288,375)	(54,986,482)
Net Increase/(Decrease)	(102,674)	$(5,095,588)	(532,715)	$(22,543,408)
Service Shares:
Shares sold	5,519,284	$288,748,262	6,728,027	$303,583,268
Reinvested dividends and distributions	2,740,870	148,222,440	2,896,657	134,776,763
Shares repurchased	(15,342,725)	(804,070,651)	(10,686,923)	(482,490,598)
Net Increase/(Decrease)	(7,082,571)	$(367,099,949)	(1,062,239)	$(44,130,567)
7.
Purchases and Sales of Investment Securities
For the year ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$3,261,610,963	$3,432,372,035	$3,898,065,116	$4,085,095,112
8.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2024 and through the date of issuance of the Portfolio's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.
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Janus Henderson Balanced Portfolio
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Aspen Series and Shareholders of Janus Henderson VIT Balanced Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson VIT Balanced Portfolio (one of the portfolios constituting Janus Aspen Series, referred to hereafter as the "Portfolio") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
February 20, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
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Designation Requirements (unaudited)
For federal income tax purposes, the Portfolio designated the following for the year ended December 31, 2024:
Section 163(j) Interest Dividend	76%
Dividends Received Deduction Percentage	38%
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Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Aspen Series. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:  (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Portfolios:
• For Janus Henderson Balanced Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Portfolio’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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Additional Information (unaudited)
• For Janus Henderson Forty Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Portfolio’s underperformance over various periods of time, while also noting that the Portfolio has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that 36-month end performance was not yet available because of the Portfolio’s inception date.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees considered the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Overseas Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Research Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service
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Additional Information (unaudited)
quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Portfolio’s total expenses, net of applicable fee waivers (the Portfolio’s “total expenses”) as reflected in the comparative information provided by Broadridge:
• For Janus Henderson Balanced Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Portfolio’s expenses.
• For Janus Henderson Forty Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
42 | December 31, 2024

Janus Henderson VIT Balanced Portfolio
Additional Information (unaudited)
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Overseas Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Portfolio’s expenses, although the limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Research Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable,
Janus Aspen Series | 43

Janus Henderson VIT Balanced Portfolio
Additional Information (unaudited)
taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and
44 | December 31, 2024

Janus Henderson VIT Balanced Portfolio
Additional Information (unaudited)
services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Aspen Series | 45

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Portfolios distributed by Janus Henderson Distributors US LLC
109-02-81113 02-25

ANNUAL FINANCIAL STATEMENTS

December 31, 2024
Janus Henderson VIT Enterprise Portfolio
Janus Aspen Series

Janus Henderson VIT Enterprise Portfolio

Janus Henderson VIT Enterprise Portfolio
Schedule of Investments
December 31, 2024

	Shares or Principal Amounts	Value
Common Stocks – 96.0%
Aerospace & Defense – 0.9%
L3Harris Technologies Inc	56,326	$11,844,232
Standardaero Inc*	191,103	4,731,710
		16,575,942
Airlines – 0.7%
Ryanair Holdings PLC (ADR)	259,783	11,323,941
Biotechnology – 2.8%
Argenx SE (ADR)*	23,792	14,632,080
Ascendis Pharma A/S (ADR)*	76,622	10,548,551
Revolution Medicines Inc*	143,648	6,283,163
Sarepta Therapeutics Inc*	72,954	8,870,477
Vaxcyte Inc*	109,013	8,923,804
		49,258,075
Capital Markets – 3.5%
Cboe Global Markets Inc	51,015	9,968,331
Charles Schwab Corp	183,436	13,576,098
LPL Financial Holdings Inc	116,148	37,923,484
		61,467,913
Chemicals – 1.2%
Corteva Inc	377,357	21,494,255
Commercial Services & Supplies – 4.5%
Cimpress PLC*	173,670	12,455,612
Clean Harbors Inc*	68,869	15,849,512
RB Global Inc	202,211	18,241,454
Rentokil Initial PLC	991,660	4,925,529
Rentokil Initial PLC (ADR)#	521,599	13,206,887
Veralto Corp	140,904	14,351,072
		79,030,066
Construction & Engineering – 1.0%
APi Group Corp*	489,142	17,594,438
Diversified Financial Services – 2.9%
Global Payments Inc	140,756	15,773,117
WEX Inc*	199,240	34,930,757
		50,703,874
Electric Utilities – 2.0%
Alliant Energy Corp	579,298	34,259,684
Electrical Equipment – 0.9%
Sensata Technologies Holding PLC	598,656	16,403,174
Electronic Equipment, Instruments & Components – 6.4%
CDW Corp/DE	93,363	16,248,896
Flex Ltd*	1,256,102	48,221,756
TE Connectivity PLC	68,869	9,846,201
Teledyne Technologies Inc*	81,333	37,749,085
		112,065,938
Entertainment – 2.5%
Liberty Media Corp-Liberty Formula One - Series A*	54,039	4,541,437
Liberty Media Corp-Liberty Formula One - Series C*	415,127	38,465,668
		43,007,105
Food & Staples Retailing – 0.5%
Dollar Tree Inc*	105,778	7,927,003
Health Care Equipment & Supplies – 8.0%
Boston Scientific Corp*	616,800	55,092,576
Cooper Cos Inc/The*	136,639	12,561,223
ICU Medical Inc*	103,035	15,987,941
Lantheus Holdings Inc*	63,418	5,673,374
STERIS PLC	58,577	12,041,088
Teleflex Inc	223,936	39,856,130
		141,212,332
Hotels, Restaurants & Leisure – 3.0%
Aramark	695,649	25,954,664
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 1

Janus Henderson VIT Enterprise Portfolio
Schedule of Investments
December 31, 2024
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
DoorDash Inc - Class A*	108,819	$18,254,387
Entain PLC	934,019	7,998,241
		52,207,292
Industrial Real Estate Investment Trusts (REITs) – 0.5%
Lineage Inc#	144,062	8,437,711
Information Technology Services – 6.2%
Amdocs Ltd	396,235	33,735,448
GoDaddy Inc*	376,058	74,222,567
		107,958,015
Insurance – 6.1%
Intact Financial Corp	273,326	49,772,222
Ryan Specialty Group Holdings Inc - Class A	131,434	8,432,805
Willis Towers Watson PLC	50,170	15,715,251
WR Berkley Corp	571,699	33,455,825
		107,376,103
Interactive Media & Services – 0.4%
Ziff Davis Inc*	123,950	6,735,443
Life Sciences Tools & Services – 5.2%
Avantor Inc*	985,357	20,761,472
Illumina Inc*	92,512	12,362,379
PerkinElmer Inc	346,785	38,704,674
Waters Corp*	54,541	20,233,620
		92,062,145
Machinery – 3.2%
Fortive Corp	440,338	33,025,350
Ingersoll Rand Inc	218,845	19,796,719
Wabtec Corp	21,571	4,089,646
		56,911,715
Multi-Utilities – 2.4%
Ameren Corp	257,926	22,991,524
DTE Energy Co	160,736	19,408,872
		42,400,396
Oil, Gas & Consumable Fuels – 1.3%
ONEOK Inc	233,841	23,477,636
Professional Services – 7.4%
Broadridge Financial Solutions Inc	145,740	32,950,357
Ceridian HCM Holding Inc*	295,831	21,489,164
SS&C Technologies Holdings Inc	750,302	56,857,885
TransUnion	159,265	14,765,458
UL Solutions Inc - Class A	80,109	3,995,837
		130,058,701
Road & Rail – 3.1%
JB Hunt Transport Services Inc	198,664	33,903,998
TFI International Inc	147,782	19,963,871
		53,867,869
Semiconductor & Semiconductor Equipment – 4.9%
KLA Corp	23,990	15,116,579
Lam Research Corp	87,110	6,291,955
NXP Semiconductors NV	146,021	30,350,465
ON Semiconductor Corp*	554,455	34,958,388
		86,717,387
Software – 8.1%
AppLovin Corp - Class A*	133,104	43,103,068
Constellation Software Inc/Canada	26,731	82,666,730
Dynatrace Inc*	187,561	10,193,940
Topicus.com Inc	78,142	6,607,792
		142,571,530
Specialized Real Estate Investment Trusts (REITs) – 1.1%
Lamar Advertising Co	151,496	18,443,123
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | December 31, 2024

Janus Henderson VIT Enterprise Portfolio
Schedule of Investments
December 31, 2024
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Specialty Retail – 2.5%
Burlington Stores Inc*	46,191	$13,167,206
CarMax Inc*	287,418	23,499,296
Wayfair Inc - Class A*	166,695	7,387,922
		44,054,424
Textiles, Apparel & Luxury Goods – 1.1%
Gildan Activewear Inc	415,376	19,543,441
Trading Companies & Distributors – 1.7%
Ferguson Enterprises Inc	176,408	30,619,137
Total Common Stocks (cost $1,030,640,219)		1,685,765,808
Investment Companies – 3.7%
Money Markets – 3.7%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº,£ (cost $64,353,830)	64,342,634	64,355,503
Investments Purchased with Cash Collateral from Securities Lending – 0.2%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 4.3732%ºº,£	2,721,720	2,721,720
Time Deposits – 0%
Royal Bank of Canada, 4.3100%, 1/2/25	$680,430	680,430
Total Investments Purchased with Cash Collateral from Securities Lending (cost $3,402,150)		3,402,150
Total Investments (total cost $1,098,396,199) – 99.9%		1,753,523,461
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		2,255,442
Net Assets – 100%		$1,755,778,903

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$1,484,246,521	84.7%
Canada	196,795,510	11.2
United Kingdom	26,130,657	1.5
Ireland	21,170,142	1.2
Belgium	14,632,080	0.8
Denmark	10,548,551	0.6
Total	$1,753,523,461	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/24	Ending Shares	Dividend Income
Investment Companies - 3.7%
Money Markets - 3.7%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº
	$33,641,177	$167,599,606	$(136,885,026)	$(169)	$(85)	$64,355,503	64,342,634	$2,150,353
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 4.3732%ºº
	-	157,040,401	(154,318,681)	-	-	2,721,720	2,721,720	11,901 ∆
Total Affiliated Investments - 3.9%
	$33,641,177	$324,640,007	$(291,203,707)	$(169)	$(85)	$67,077,223	67,064,354	$2,162,254
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 3

Janus Henderson VIT Enterprise Portfolio
Schedule of Investments
December 31, 2024

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
Canadian Dollar	1/9/25	(1,445,000)	$1,073,958	$68,352
Euro	1/9/25	2,302,000	(2,477,461)	(92,653)
				(24,301)
Barclays Capital, Inc.:
Canadian Dollar	1/9/25	(10,624,000)	7,897,194	503,726
Euro	1/9/25	2,596,000	(2,790,172)	(100,789)
Euro	1/9/25	(8,148,000)	8,994,178	553,079
				956,016
BNP Paribas:
Canadian Dollar	1/9/25	(3,026,000)	2,201,343	95,486
Euro	1/9/25	(1,135,000)	1,259,209	83,381
				178,867
Citibank, National Association:
Canadian Dollar	1/9/25	1,643,000	(1,207,177)	(63,778)
Canadian Dollar	1/9/25	(15,961,000)	11,825,597	717,996
Euro	1/9/25	(6,000,000)	6,639,684	423,852
				1,078,070
Goldman Sachs & Co. LLC:
Canadian Dollar	1/9/25	(2,470,000)	1,802,685	83,758
Euro	1/9/25	(4,130,000)	4,582,755	304,191
				387,949
HSBC Securities (USA), Inc.:
Canadian Dollar	1/9/25	5,242,000	(3,757,130)	(109,110)
Canadian Dollar	1/9/25	(12,581,000)	9,306,859	551,473
Euro	1/9/25	864,000	(914,536)	(19,456)
Euro	1/9/25	(153,598)	170,399	11,276
				434,183
JPMorgan Chase Bank, National Association:
Canadian Dollar	1/9/25	(15,927,000)	11,834,471	750,532
Euro	1/9/25	(8,792,400)	9,753,542	644,863
				1,395,395
Morgan Stanley & Co. International PLC:
Canadian Dollar	1/9/25	215,000	(159,815)	(10,192)
Euro	1/9/25	333,000	(369,266)	(24,288)
Euro	1/9/25	(2,385,000)	2,569,895	99,102
				64,622
State Street Bank and Trust Company:
Canadian Dollar	1/9/25	(13,438,500)	9,985,139	633,001
Euro	1/9/25	(12,054,000)	13,308,566	820,961
				1,453,962
Total				$5,924,763
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | December 31, 2024

Janus Henderson VIT Enterprise Portfolio
Schedule of Investments
December 31, 2024

Schedule of Total Return Swaps
Counterparty/ Return Paid by the Portfolio	Return Received by the Portfolio	Payment Frequency	Termination Date	Notional Amount		Swap Contracts, at Value and Unrealized Appreciation/ (Depreciation)
UBS AG, London Branch:
Euro short-term rate + 0.55%	Ryanair Holdings PLC	At Maturity	1/8/25	2,042,841	EUR	$21,298
Euro short-term rate + 0.55%	Ryanair Holdings PLC	At Maturity	2/26/25	2,019,254	EUR	46,754
Euro short-term rate + 0.55%	Ryanair Holdings PLC	At Maturity	3/12/25	1,420,967	EUR	(82,671)
Euro short-term rate + 0.65%	Ryanair Holdings PLC	At Maturity	11/14/25	1,431,064	EUR	194,566
Total						$179,947
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of December 31, 2024.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2024
	Currency Contracts	Equity Contracts	Total
Asset Derivatives:
Forward foreign currency exchange contracts	$6,345,029	$-	$6,345,029
Swaps - OTC, at value	-	262,618	$262,618
Total Asset Derivatives	$6,345,029	$262,618	$6,607,647
Liability Derivatives:
Forward foreign currency exchange contracts	$420,266	$-	$420,266
Swaps - OTC, at value	-	82,671	$82,671
Total Liability Derivatives	$420,266	$82,671	$502,937
The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s
Statement of Operations for the year ended December 31, 2024.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended December 31, 2024
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Currency Contracts	Equity Contracts	Total
Forward foreign currency exchange contracts	$(1,597,440)	$-	$(1,597,440)
Swap contracts	-	76,154	$76,154
Total	$(1,597,440)	$76,154	$(1,521,286)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Currency Contracts	Equity Contracts	Total
Forward foreign currency exchange contracts	$8,741,404	$-	$8,741,404
Swap contracts	-	156,054	$156,054
Total	$8,741,404	$156,054	$8,897,458
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 5

Janus Henderson VIT Enterprise Portfolio
Schedule of Investments
December 31, 2024
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Portfolio’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Year Ended December 31, 2024
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$6,650,472
Average amounts sold - in USD	89,587,012
Total return swaps:
Average notional amount	5,439,370

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Bank of America, National Association	$68,352	$(68,352)	$—	$—
Barclays Capital, Inc.	1,056,805	(100,789)	—	956,016
BNP Paribas	178,867	—	—	178,867
Citibank, National Association	1,141,848	(63,778)	—	1,078,070
Goldman Sachs & Co. LLC	387,949	—	—	387,949
HSBC Securities (USA), Inc.	562,749	(128,566)	—	434,183
JPMorgan Chase Bank, National Association	4,726,050	—	(3,330,655)	1,395,395
Morgan Stanley & Co. International PLC	99,102	(34,480)	—	64,622
State Street Bank and Trust Company	1,453,962	—	—	1,453,962
UBS AG, London Branch	262,618	(82,671)	—	179,947
Total	$9,938,302	$(478,636)	$(3,330,655)	$6,129,011

Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty	Gross Amounts of Recognized Liabilities	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Bank of America, National Association	$92,653	$(68,352)	$—	$24,301
Barclays Capital, Inc.	100,789	(100,789)	—	—
Citibank, National Association	63,778	(63,778)	—	—
HSBC Securities (USA), Inc.	128,566	(128,566)	—	—
Morgan Stanley & Co. International PLC	34,480	(34,480)	—	—
UBS AG, London Branch	82,671	(82,671)	—	—
Total	$502,937	$(478,636)	$—	$24,301

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  | December 31, 2024

Janus Henderson VIT Enterprise Portfolio
Notes to Schedule of Investments and Other Information

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of December 31, 2024.
#	Loaned security; a portion of the security is on loan at December 31, 2024.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of December 31, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Commercial Services & Supplies	$74,104,537	$4,925,529	$-
Hotels, Restaurants & Leisure	44,209,051	7,998,241	-
All Other	1,554,528,450	-	-
Investment Companies	-	64,355,503	-
Investments Purchased with Cash Collateral from Securities Lending	-	3,402,150	-
Total Investments in Securities	$1,672,842,038	$80,681,423	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	6,345,029	-
OTC Swaps	-	262,618	-
Total Assets	$1,672,842,038	$87,289,070	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$420,266	$-
OTC Swaps	-	82,671	-
Total Liabilities	$-	$502,937	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Janus Aspen Series | 7

Janus Henderson VIT Enterprise Portfolio
Statement of Assets and Liabilities
December 31, 2024

Assets:
Unaffiliated investments, at value (cost $1,031,320,649)(1)	$1,686,446,238
Affiliated investments, at value (cost $67,075,550)	67,077,223
Cash	15
Forward foreign currency exchange contracts	6,345,029
OTC swap contracts, at value (premium paid/received $0)	262,618
Trustees' deferred compensation	48,660
Receivables:
Dividends	1,003,054
Portfolio shares sold	298,357
Dividends from affiliates	208,845
Dividends and interest on swap contracts	76,378
Other assets	15,744
Total Assets	1,761,782,161
Liabilities:
Collateral for securities loaned (Note 3)	3,402,150
Forward foreign currency exchange contracts	420,266
OTC swap contracts, at value (premium paid/received $0)	82,671
Payables:
Advisory fees	1,010,746
Portfolio shares repurchased	566,738
12b-1 Distribution and shareholder servicing fees	240,079
Transfer agent fees and expenses	82,288
Professional fees	52,797
Trustees' deferred compensation fees	48,660
Affiliated portfolio administration fees payable	3,948
Custodian fees	2,549
Trustees' fees and expenses	2,283
Accrued expenses and other payables	88,083
Total Liabilities	6,003,258
Net Assets	$1,755,778,903
Net Assets Consist of:
Capital (par value and paid-in surplus)	$953,202,666
Total distributable earnings (loss)	802,576,237
Total Net Assets	$1,755,778,903
Net Assets - Institutional Shares	$683,126,132
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	8,115,030
Net Asset Value Per Share	$84.18
Net Assets - Service Shares	$1,072,652,771
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	14,355,167
Net Asset Value Per Share	$74.72

(1)	Includes $3,330,655 of securities on loan. See Note 3 in Notes to Financial Statements.
See Notes to Financial Statements.
8  | December 31, 2024

Janus Henderson VIT Enterprise Portfolio
Statement of Operations
For the year ended December 31, 2024

Investment Income:
Dividends	$15,842,006
Dividends from affiliates	2,150,353
Affiliated securities lending income, net	11,901
Unaffiliated securities lending income, net	3,427
Other income	2,852
Foreign tax withheld	(429,751)
Total Investment Income	17,580,788
Expenses:
Advisory fees	10,673,132
12b-1 Distribution and shareholder servicing fees:
Service Shares	2,494,578
Transfer agent administrative fees and expenses:
Institutional Shares	334,923
Service Shares	498,915
Other transfer agent fees and expenses:
Institutional Shares	11,196
Service Shares	9,445
Shareholder reports expense	62,855
Professional fees	58,191
Affiliated portfolio administration fees	53,022
Trustees' fees and expenses	34,858
Custodian fees	28,891
Registration fees	23,894
Other expenses	132,303
Total Expenses	14,416,203
Net Investment Income/(Loss)	3,164,585
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	137,900,009
Investments in affiliates	(169)
Forward foreign currency exchange contracts	(1,597,440)
Swap contracts	76,154
Total Net Realized Gain/(Loss) on Investments	136,378,554
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	87,161,758
Investments in affiliates	(85)
Forward foreign currency exchange contracts	8,741,404
Swap contracts	156,054
Total Change in Unrealized Net Appreciation/Depreciation	96,059,131
Net Increase/(Decrease) in Net Assets Resulting from Operations	$235,602,270
See Notes to Financial Statements.
Janus Aspen Series | 9

Janus Henderson VIT Enterprise Portfolio
Statements of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Operations:
Net investment income/(loss)	$3,164,585	$5,102,054
Net realized gain/(loss) on investments	136,378,554	72,606,134
Change in unrealized net appreciation/depreciation	96,059,131	162,695,770
Net Increase/(Decrease) in Net Assets Resulting from Operations	235,602,270	240,403,958
Dividends and Distributions to Shareholders:
Institutional Shares	(31,530,803)	(41,418,577)
Service Shares	(50,413,692)	(66,077,334)
Net Decrease from Dividends and Distributions to Shareholders	(81,944,495)	(107,495,911)
Capital Share Transactions:
Institutional Shares	(17,576,891)	13,208,769
Service Shares	67,133,613	32,921,076
Net Increase/(Decrease) from Capital Share Transactions	49,556,722	46,129,845
Net Increase/(Decrease) in Net Assets	203,214,497	179,037,892
Net Assets:
Beginning of period	1,552,564,406	1,373,526,514
End of period	$1,755,778,903	$1,552,564,406
See Notes to Financial Statements.
10 | December 31, 2024

Janus Henderson VIT Enterprise Portfolio
Financial Highlights

Institutional Shares
For a share outstanding during the year ended December 31	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$76.52	$69.58	$100.51	$94.21	$85.46
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.27	0.36	0.20	0.22	0.20
Net realized and unrealized gain/(loss)	11.31	11.85	(16.86)	14.99	14.53
Total from Investment Operations	11.58	12.21	(16.66)	15.21	14.73
Less Dividends and Distributions:
Dividends (from net investment income)	(0.62)	(0.12)	(0.17)	(0.33)	(0.06)
Distributions (from capital gains)	(3.30)	(5.15)	(14.10)	(8.58)	(5.92)
Total Dividends and Distributions	(3.92)	(5.27)	(14.27)	(8.91)	(5.98)
Net Asset Value, End of Period	$84.18	$76.52	$69.58	$100.51	$94.21
Total Return*	15.61%	18.07%	(15.94)%	16.83%	19.47%
Net Assets, End of Period (in thousands)	$683,126	$636,056	$565,810	$736,679	$768,141
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.72%	0.72%	0.72%	0.71%	0.72%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.72%	0.72%	0.72%	0.71%	0.72%
Ratio of Net Investment Income/(Loss)	0.34%	0.49%	0.28%	0.22%	0.25%
Portfolio Turnover Rate	14%	13%	15%	17%	16%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Aspen Series | 11

Janus Henderson VIT Enterprise Portfolio
Financial Highlights

Service Shares
For a share outstanding during the year ended December 31	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$68.37	$62.78	$92.49	$87.46	$79.93
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.16	0.02	(0.03)	— (2)
Net realized and unrealized gain/(loss)	10.05	10.64	(15.57)	13.87	13.45
Total from Investment Operations	10.12	10.80	(15.55)	13.84	13.45
Less Dividends and Distributions:
Dividends (from net investment income)	(0.47)	(0.06)	(0.06)	(0.23)	—
Distributions (from capital gains)	(3.30)	(5.15)	(14.10)	(8.58)	(5.92)
Total Dividends and Distributions	(3.77)	(5.21)	(14.16)	(8.81)	(5.92)
Net Asset Value, End of Period	$74.72	$68.37	$62.78	$92.49	$87.46
Total Return*	15.32%	17.78%	(16.15)%	16.54%	19.18%
Net Assets, End of Period (in thousands)	$1,072,653	$916,508	$807,716	$1,039,696	$922,221
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.97%	0.97%	0.96%	0.96%	0.97%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.97%	0.97%	0.96%	0.96%	0.97%
Ratio of Net Investment Income/(Loss)	0.09%	0.25%	0.03%	(0.03)%	0.00% (3)
Portfolio Turnover Rate	14%	13%	15%	17%	16%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Less than 0.005%.
See Notes to Financial Statements.
12 | December 31, 2024

Janus Henderson VIT Enterprise Portfolio
Notes to Financial Statements
1.
Organization and Significant Accounting Policies
Janus Henderson VIT Enterprise Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 10 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks long-term growth of capital. The Portfolio is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Portfolio.
The Portfolio currently offers two classes of shares:  Institutional Shares and Service Shares. Each class represents an interest in the same portfolio of investments. Institutional Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans. Service Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants.
Shareholders, including participating insurance companies, as well as accounts, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (and which may differ from control as determined in accordance with
United States of America generally accepted accounting principles ("US GAAP")).
The Chief Financial Officer of the Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Portfolio operated as a single segment entity for the year ended December 31, 2024. The key indicator of performance of the Portfolio is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Portfolio and are in conformity with US GAAP.
Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of
Janus Aspen Series | 13

Janus Henderson VIT Enterprise Portfolio
Notes to Financial Statements
such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2024 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Portfolio classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Portfolio bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
14 | December 31, 2024

Janus Henderson VIT Enterprise Portfolio
Notes to Financial Statements
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).
The Portfolio may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Portfolio distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Derivative Instruments
The Portfolio may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolio may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Portfolio during the year ended December 31, 2024 is discussed in further detail below. A summary of derivative activity by the Portfolio is reflected in the tables at the end of the Schedule of Investments.
The Portfolio may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolio may not use any derivative to gain exposure to an asset or class of assets that it
Janus Aspen Series | 15

Janus Henderson VIT Enterprise Portfolio
Notes to Financial Statements
would be prohibited by its investment restrictions from purchasing directly. The Portfolio’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Portfolio’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Portfolio creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolio may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Portfolio may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Portfolio has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Portfolio’s commitment with respect
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Notes to Financial Statements
to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Portfolio may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Portfolio may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Portfolio is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the year, the Portfolio entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Portfolio.
During the year, the Portfolio entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Portfolio.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set  of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Portfolio. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Portfolio or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Portfolio. If the other party to a swap defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Portfolio utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Portfolio and reduce the Portfolio’s total return.
Swap agreements also bear the risk that the Portfolio will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Portfolio to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Portfolio will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Portfolio may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Portfolio may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Portfolio to losses, increase its costs, or prevent the Portfolio from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The
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Janus Henderson VIT Enterprise Portfolio
Notes to Financial Statements
regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades. The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Portfolio’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Portfolio’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the year is included in the Statement of Operations (if applicable).
The Portfolio’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty.
Total return swaps involve an exchange by two parties in which one party makes payments based on a set  rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).
During the year, the Portfolio entered into total return swaps on equity securities to increase exposure to equity risk. These total return swaps require the Portfolio to pay a floating reference interest rate, and an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Portfolio will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities.
3.
Other Investments and Strategies
Market Risk
The value of the Portfolio’s portfolio may decrease if the value of one or more issuers in the Portfolio’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Portfolio invests. If the value of the Portfolio’s portfolio decreases, the Portfolio’s NAV will also decrease, which means if you sell your shares in the Portfolio you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Counterparties
Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery,
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Notes to Financial Statements
and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Portfolio does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.
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Notes to Financial Statements
As of December 31, 2024, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $3,330,655. Gross amounts of recognized liabilities for securities lending (collateral received) as of December 31, 2024 is $3,402,150, resulting in the net amount due the counterparty of $71,495.
Offsetting Assets and Liabilities
The Portfolio presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Portfolio mitigate its counterparty risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Portfolio may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities table located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2024” table located in the Portfolio’s Schedule of Investments.
The Portfolio may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Portfolio has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Portfolio may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Portfolio has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.
The Portfolio generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Portfolio’s commitment with respect to these contracts. Certain securities may be segregated at the Portfolio’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Portfolio’s corresponding forward foreign currency exchange contract's obligation value.
4.
Investment Advisory Agreements and Other Transactions with Affiliates
The Portfolio pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Portfolio’s contractual investment advisory fee rate (expressed as an annual rate) is 0.64% of its average daily net assets.
The Adviser serves as administrator to the Portfolio pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Portfolio, including providing office space for the Portfolio, and is reimbursed by the Portfolio for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Portfolio pays for some or all of the salaries, fees, and expenses of the Adviser employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Portfolio. These amounts are disclosed as “Affiliated portfolio administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Portfolio. Total compensation of $42,433 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended December 31, 2024. The Portfolio's portion is reported as part of
“Other expenses” on the Statement of Operations.
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Notes to Financial Statements
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Portfolio’s transfer agent. The Transfer Agent receives an administrative services fee at an annual rate of 0.05% of the average daily net assets of the Portfolio for arranging for the provision by participating insurance companies and qualified plan service providers of administrative services, including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided on behalf of contract holders or plan participants investing in the Portfolio. The Transfer Agent expects to use this entire fee to compensate insurance companies and qualified plan service providers for providing these services to their customers who invest in the Portfolio.
The Transfer Agent is not compensated for internal services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Service Shares may pay the Trust’s distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Service Shares at an annual rate of up to 0.25% of the average daily net assets of the Service Shares. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to insurance companies and qualified plan service providers as compensation for distribution and/or shareholder services performed by such entities. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Portfolio as unrealized appreciation/(depreciation) and is included as of December 31, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended December 31, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the year ended December 31, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Portfolio's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Portfolio to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended December 31, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
The Portfolio is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Portfolio and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed
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Notes to Financial Statements
to ensure that any cross-trade of securities by the Portfolio from or to another fund or account that is or could be considered an affiliate of the Portfolio under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended December 31, 2024, the
Portfolio engaged in cross trades amounting to $680,896 in purchases.
5.
Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Portfolio must satisfy under the income tax regulations; (2) losses or deductions the Portfolio may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation, derivatives, and foreign currency contract adjustments. The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$3,679,875	$142,788,940	$-	$-	$133,372	$655,974,050
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$1,097,549,411	$729,567,372	$(73,593,322)	$655,974,050
Information on the tax components of derivatives as of December 31, 2024 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$5,924,763	$179,947	$-	$179,947
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended December 31, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$11,294,026	$70,650,469	$-	$-

For the year ended December 31, 2023
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$-	$107,495,911	$-	$3,404,793
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
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Janus Henderson VIT Enterprise Portfolio
Notes to Financial Statements
6.
Capital Share Transactions
	Year ended December 31, 2024		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Institutional Shares:
Shares sold	742,662	$60,504,314	1,224,720	$88,891,456
Reinvested dividends and distributions	408,918	31,530,803	578,639	41,418,577
Shares repurchased	(1,348,765)	(109,612,008)	(1,623,431)	(117,101,264)
Net Increase/(Decrease)	(197,185)	$(17,576,891)	179,928	$13,208,769
Service Shares:
Shares sold	2,080,371	$151,812,306	1,780,953	$115,982,113
Reinvested dividends and distributions	737,529	50,413,692	1,033,087	66,077,334
Shares repurchased	(1,866,996)	(135,092,385)	(2,276,110)	(149,138,371)
Net Increase/(Decrease)	950,904	$67,133,613	537,930	$32,921,076
7.
Purchases and Sales of Investment Securities
For the year ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$232,427,498	$294,320,394	$-	$-
8.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2024 and through the date of issuance of the Portfolio's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.
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Janus Henderson Enterprise Portfolio
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Aspen Series and Shareholders of Janus Henderson VIT Enterprise Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson VIT Enterprise Portfolio (one of the portfolios constituting Janus Aspen Series, referred to hereafter as the "Portfolio") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
February 20, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
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Janus Henderson Enterprise Portfolio
Designation Requirements (unaudited)
For federal income tax purposes, the Portfolio designated the following for the year ended December 31, 2024:
Section 163(j) Interest Dividend	3%
Capital Gain Distributions	$70,650,469
Dividends Received Deduction Percentage	32%
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Janus Henderson VIT Enterprise Portfolio
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Aspen Series. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:  (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Portfolios:
• For Janus Henderson Balanced Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Portfolio’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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Additional Information (unaudited)
• For Janus Henderson Forty Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Portfolio’s underperformance over various periods of time, while also noting that the Portfolio has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that 36-month end performance was not yet available because of the Portfolio’s inception date.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees considered the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Overseas Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Research Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service
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Additional Information (unaudited)
quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Portfolio’s total expenses, net of applicable fee waivers (the Portfolio’s “total expenses”) as reflected in the comparative information provided by Broadridge:
• For Janus Henderson Balanced Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Portfolio’s expenses.
• For Janus Henderson Forty Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
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Additional Information (unaudited)
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Overseas Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Portfolio’s expenses, although the limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Research Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable,
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Additional Information (unaudited)
taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and
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Additional Information (unaudited)
services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
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Notes
Janus Aspen Series | 33

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Portfolios distributed by Janus Henderson Distributors US LLC
109-02-81116 02-25

ANNUAL FINANCIAL STATEMENTS

December 31, 2024
Janus Henderson VIT Flexible Bond Portfolio
Janus Aspen Series

Janus Henderson VIT Flexible Bond Portfolio

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments
December 31, 2024

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – 29.5%
208 Park Avenue Mortgage Trust 2017-280P, CME Term SOFR 1 Month + 1.1800%, 5.6630%, 9/15/34ž,‡	$629,029	$626,076
A&D Mortgage Trust 2024-NQM5 A1, 5.6990%, 11/25/69ž	617,086	615,344
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49ž,‡	38,147	37,371
Angel Oak Mortgage Trust I LLC 2019-6, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59ž,‡	38,329	37,223
Angel Oak Mortgage Trust I LLC 2020-2, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 2.2000%, 2.5310%, 1/26/65ž,‡	375,637	340,523
Angel Oak Mortgage Trust I LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.0000%, 2.4100%, 4/25/65ž,‡	112,290	105,477
Angel Oak Mortgage Trust I LLC 2024-3 A1, 4.8000%, 11/26/68ž,Ç	247,236	240,679
Angel Oak Mortgage Trust I LLC 2024-5 A1, 4.9500%, 7/25/68ž,Ç	1,454,227	1,425,199
Angel Oak Mortgage Trust I LLC 2024-6 A1, 4.6500%, 11/25/67ž,Ç	1,046,014	1,008,641
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46ž	194,874	172,067
ARES CLO Ltd 2016-39A AR3, CME Term SOFR 3 Month + 1.4200%, 6.0524%, 7/20/37ž,‡	1,220,050	1,223,827
ARES CLO Ltd 2019-53A A1R, CME Term SOFR 3 Month + 1.2800%, 5.9148%, 10/24/36ž,‡	726,000	731,600
ARES CLO Ltd 2021-60A A, CME Term SOFR 3 Month + 1.3816%, 6.0140%, 7/18/34ž,‡	278,000	278,426
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28ž	75,637	75,377
Asset Based Lending LLC 2024-RTL1 A1, 6.0750%, 9/25/29ž,Ç	508,000	505,442
Babson CLO Ltd LP-5A A, CME Term SOFR 3 Month + 1.2200%, 5.8228%, 1/22/35ž,‡	1,571,653	1,571,794
Ballyrock Ltd 2020-14A A1AR, CME Term SOFR 3 Month + 1.3800%, 6.6791%, 7/20/37ž,‡	1,942,234	1,954,402
Ballyrock Ltd 2020-14A A1BR, CME Term SOFR 3 Month + 1.5800%, 6.8791%, 7/20/37ž,‡	270,000	271,626
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 E, 1.2731%, 7/27/50ž,‡	441,000	345,845
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 E, 0.4996%, 1/27/50ž,‡	563,509	469,929
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 E, 1.3063%, 11/27/48ž,‡	131,000	122,079
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 F, 1.2257%, 11/27/48ž,‡	259,000	238,752
Bank 2018-BN12 A4, 4.2550%, 5/15/61‡	260,123	253,473
Barclays Commercial Mortgage Securities LLC 2015-SRCH, 4.1970%, 8/10/35ž	1,447,000	1,381,433
Benefit Street Partners CLO Ltd 2018-15A A1R, CME Term SOFR 3 Month + 1.3900%, 6.0459%, 7/15/37ž,‡	1,174,000	1,182,124
BPR Trust 2022-OANA A, CME Term SOFR 1 Month + 1.8980%, 6.2951%, 4/15/37ž,‡	1,351,000	1,356,085
BPR Trust 2023-BRK2 A, 6.8990%, 10/5/38ž,‡	1,289,000	1,327,871
BPR Trust 2024-PMDW A, 5.3580%, 11/5/41ž,‡	1,697,946	1,695,309
BPR Trust 2024-PMDW D, 5.8500%, 11/5/41ž,‡	651,000	619,063
Brean Asset Backed Securities Trust 2024-RM8 A1, 4.5000%, 5/25/64ž	980,589	935,431
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41ž	309,000	282,116
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41ž	614,000	561,234
BX Commercial Mortgage Trust 2021-LBA AJV, CME Term SOFR 1 Month + 0.9145%, 5.3125%, 2/15/36ž,‡	848,000	847,399
BX Commercial Mortgage Trust 2021-LBA AV, CME Term SOFR 1 Month + 0.9145%, 5.3125%, 2/15/36ž,‡	762,341	762,183
BX Commercial Mortgage Trust 2021-VINO A, CME Term SOFR 1 Month + 0.7668%, 5.1638%, 5/17/38ž,‡	46,619	46,565
BX Commercial Mortgage Trust 2021-VOLT B, CME Term SOFR 1 Month + 1.0645%, 5.4616%, 9/15/36ž,‡	1,043,000	1,038,608
BX Commercial Mortgage Trust 2021-VOLT D, CME Term SOFR 1 Month + 1.7645%, 6.1616%, 9/15/36ž,‡	1,096,000	1,092,299
BX Commercial Mortgage Trust 2022-FOX2 A2, CME Term SOFR 1 Month + 0.7492%, 5.1463%, 4/15/39ž,‡	900,050	894,953
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 1

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments
December 31, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
BX Commercial Mortgage Trust 2023-VLT3 A, CME Term SOFR 1 Month + 1.9400%, 6.3371%, 11/15/28ž,‡	$1,158,226	$1,155,355
BX Commercial Mortgage Trust 2023-VLT3 B, CME Term SOFR 1 Month + 2.6890%, 7.0861%, 11/15/28ž,‡	993,397	984,694
BX Commercial Mortgage Trust 2024-AIR2 A, CME Term SOFR 1 Month + 1.4923%, 5.8903%, 10/15/41ž,‡	1,680,000	1,686,339
BX Commercial Mortgage Trust 2024-AIRC A, CME Term SOFR 1 Month + 1.6912%, 6.0883%, 8/15/39ž,‡	2,218,000	2,230,482
BX Commercial Mortgage Trust 2024-AIRC C, CME Term SOFR 1 Month + 2.5900%, 6.9870%, 8/15/39ž,‡	684,000	687,162
BX Commercial Mortgage Trust 2024-BRBK A, CME Term SOFR 1 Month + 2.8796%, 7.2615%, 10/15/41ž,‡	720,832	725,152
BX Commercial Mortgage Trust 2024-GPA3 A, CME Term SOFR 1 Month + 1.2928%, 5.7998%, 12/15/39ž,‡	1,016,107	1,016,310
BX Commercial Mortgage Trust 2024-GPA3 B, CME Term SOFR 1 Month + 1.6423%, 6.1493%, 12/15/39ž,‡	468,000	467,703
BX Commercial Mortgage Trust 2024-VLT4 A, CME Term SOFR 1 Month + 1.4914%, 6.1007%, 7/16/29ž,‡	1,494,815	1,500,441
BX Commercial Mortgage Trust 2024-VLT5 A, 5.4104%, 11/13/46ž,‡	1,807,000	1,795,102
BX Commercial Mortgage Trust 2024-VLT5 B, 5.8015%, 11/13/46ž,‡	466,000	465,775
BX Commercial Mortgage Trust 2024-VLT5 C, 6.1920%, 11/13/46ž,‡	220,000	221,459
Carlyle Global Markets Strategies 2017-3A A1R2, CME Term SOFR 3 Month + 1.4000%, 6.5354%, 10/21/37ž,‡	1,484,000	1,488,698
Carlyle Global Markets Strategies 2018-4A A2R, CME Term SOFR 3 Month + 1.5600%, 6.4266%, 10/19/37ž,‡	1,898,000	1,900,998
CART 2024-DFW1 A, CME Term SOFR 1 Month + 1.6417%, 6.0388%, 8/15/41ž,‡	993,000	998,651
CART 2024-DFW1 B, CME Term SOFR 1 Month + 2.2908%, 6.6879%, 8/15/41ž,‡	729,739	729,739
CBAM CLO Management 2019-11RA A1, CME Term SOFR 3 Month + 1.4416%, 6.0590%, 1/22/35ž,‡	1,312,000	1,314,569
CBAM CLO Management 2019-11RA B, CME Term SOFR 3 Month + 2.0116%, 6.6290%, 1/22/35ž,‡	500,944	501,847
Cedar Funding Ltd 2018-9A AR, CME Term SOFR 3 Month + 1.4200%, 6.0374%, 7/20/37ž,‡	1,500,000	1,504,519
CENT Trust 2023-CITY A, CME Term SOFR 1 Month + 2.6200%, 7.0171%, 9/15/38ž,‡	1,282,000	1,290,199
CF Hippolyta Issuer LLC 2020-1 B1, 2.2800%, 7/15/60ž	134,918	130,972
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61ž	1,132,822	1,073,760
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61ž	415,619	387,980
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62ž	1,014,864	1,012,747
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62ž	2,995,882	2,988,320
Chase Mortgage Finance Corp 2021-CL1 M1, US 30 Day Average SOFR + 1.2000%, 5.7688%, 2/25/50ž,‡	461,161	451,202
CIFC Funding Ltd 2014-2RA AR, CME Term SOFR 3 Month + 1.3600%, 5.9948%, 10/26/37ž,‡	2,168,000	2,175,064
CIFC Funding Ltd 2014-5A A1R3, CME Term SOFR 3 Month + 1.3800%, 6.0275%, 7/17/37ž,‡	2,132,000	2,138,220
CIFC Funding Ltd 2021-7A B, CME Term SOFR 3 Month + 1.8616%, 6.4879%, 1/23/35ž,‡	383,807	385,644
CIM Trust 2021-NR1 A1, 5.5690%, 7/25/55ž,Ç	202,712	201,823
CIM Trust 2021-NR4 A1, 5.8160%, 10/25/61ž,Ç	183,372	181,931
COLT Funding LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.2000%, 1.5060%, 4/27/65ž,‡	27,368	26,274
COMM Mortgage Trust 2024-WCL1 A, CME Term SOFR 1 Month + 1.8410%, 6.2381%, 6/17/41ž,‡	1,450,000	1,444,848
Connecticut Avenue Securities Trust 2021-R02 2M2, US 30 Day Average SOFR + 2.0000%, 6.5688%, 11/25/41ž,‡	1,922,000	1,935,255
Connecticut Avenue Securities Trust 2021-R03 1M1, US 30 Day Average SOFR + 0.8500%, 5.4188%, 12/25/41ž,‡	197,395	197,154
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  |

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments
December 31, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Connecticut Avenue Securities Trust 2021-R03 1M2, US 30 Day Average SOFR + 1.6500%, 6.2188%, 12/25/41ž,‡	$711,000	$715,881
Connecticut Avenue Securities Trust 2022-R01 1B1, US 30 Day Average SOFR + 3.1500%, 7.7188%, 12/25/41ž,‡	2,186,000	2,252,129
Connecticut Avenue Securities Trust 2022-R02 2M2, US 30 Day Average SOFR + 3.0000%, 7.5688%, 1/27/42ž,‡	804,000	825,088
Connecticut Avenue Securities Trust 2022-R05 2M1, US 30 Day Average SOFR + 1.9000%, 6.4688%, 4/25/42ž,‡	55,040	55,384
Connecticut Avenue Securities Trust 2023-R06 1M1, US 30 Day Average SOFR + 1.7000%, 6.2688%, 7/27/43ž,‡	552,014	553,881
Connecticut Avenue Securities Trust 2023-R07 2M1, US 30 Day Average SOFR + 1.9500%, 6.5101%, 9/25/43ž,‡	266,555	268,107
Connecticut Avenue Securities Trust 2023-R08 1M1, US 30 Day Average SOFR + 1.5000%, 6.0688%, 10/26/43ž,‡	512,714	515,286
Connecticut Avenue Securities Trust 2024-R01 1M1, US 30 Day Average SOFR + 1.0500%, 5.6188%, 1/25/44ž,‡	501,345	501,851
Connecticut Avenue Securities Trust 2024-R03 2M1, US 30 Day Average SOFR + 1.1500%, 5.7101%, 3/25/44ž,‡	321,741	321,793
Connecticut Avenue Securities Trust 2024-R04 1M1, US 30 Day Average SOFR + 1.1000%, 5.6688%, 5/25/44ž,‡	450,794	450,793
Connecticut Avenue Securities Trust 2024-R05 2M1, US 30 Day Average SOFR + 1.0000%, 5.5688%, 7/25/44ž,‡	320,597	320,482
CP EF Asset Securitization I LLC 2002-1A A, 5.9600%, 4/15/30ž	67,469	67,511
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A A, 7.4800%, 3/15/32ž	403,337	408,588
CPT Mortgage Trust 2019-CPT F, 2.9968%, 11/13/39ž,‡	1,452,000	1,084,163
CRB Securitization Trust 2023-1 A, 6.9600%, 10/20/33ž	114,722	115,807
Croton Park CLO Ltd, CME Term SOFR 3 Month + 1.5600%, 6.2097%, 10/15/36ž,‡	994,000	995,322
CyrusOne Data Centers Issuer I LLC 2023-1A B, 5.4500%, 4/20/48ž	281,667	275,454
CyrusOne Data Centers Issuer I LLC 2023-2A A2, 5.5600%, 11/20/48ž	798,347	796,181
CyrusOne Data Centers Issuer I LLC 2024-1A A2, 4.7600%, 3/22/49ž	570,666	550,947
CyrusOne Data Centers Issuer I LLC 2024-2A A2, 4.5000%, 5/20/49ž	742,000	707,178
CyrusOne Data Centers Issuer I LLC 2024-3A A2, 4.6500%, 5/20/49ž	1,761,000	1,635,436
DATA Mortgage Trust 2024-CTR2 A, 5.2990%, 5/10/46ž,‡	206,594	202,986
DC Commercial Mortgage Trust 2023-DC B, 6.8043%, 9/12/40ž	1,014,152	1,043,167
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49ž	1,183,000	1,105,300
Elmwood CLO VI Ltd 2020-3A ARR, CME Term SOFR 3 Month + 1.3800%, 6.0124%, 7/20/37ž,‡	2,348,000	2,355,164
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	179,984	178,146
Fannie Mae REMICS, 3.0000%, 5/25/48	753,579	655,081
Fannie Mae REMICS, 3.0000%, 11/25/49	773,996	674,229
FIGRE Trust 2024-HE1 A, 6.1650%, 3/25/54ž,‡	616,212	621,727
FIGRE Trust 2024-HE2 A, 6.3800%, 5/25/54ž,‡	593,113	599,036
FIGRE Trust 2024-HE3 A, 5.9370%, 7/25/54ž,‡	378,871	377,867
FIGRE Trust 2024-HE4 A, 5.0560%, 9/25/54ž,‡	779,183	762,926
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51ž,‡	1,921,159	1,584,697
Freddie Mac - SLST 2020-2 M1, 4.7500%, 9/25/60ž,‡	218,051	213,701
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 M1, US 30 Day Average SOFR + 0.8000%, 5.3688%, 10/25/41ž,‡	57,762	57,722
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 M2, US 30 Day Average SOFR + 2.1000%, 6.6688%, 9/25/41ž,‡	306,930	309,037
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M2, US 30 Day Average SOFR + 2.3500%, 6.9188%, 12/25/41ž,‡	1,639,000	1,657,321
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A, US 30 Day Average SOFR + 2.1000%, 6.6688%, 3/25/42ž,‡	291,011	293,029
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A, US 30 Day Average SOFR + 2.1000%, 6.6601%, 4/27/43ž,‡	308,925	313,583
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A, US 30 Day Average SOFR + 2.0000%, 6.5688%, 6/25/43ž,‡	61,624	61,849
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 3

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments
December 31, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1, US 30 Day Average SOFR + 1.8500%, 6.4188%, 11/25/43ž,‡	$498,181	$501,126
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 5.9340%, 5/25/44ž,‡	729,013	749,715
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA3 M1, US 30 Day Average SOFR + 1.0000%, 5.5688%, 10/25/44ž,‡	408,036	407,890
FREMF Mortgage Trust 2023-K511 C, 5.6346%, 11/25/28ž,‡	310,000	278,781
GCAT 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	1,228,717	1,042,515
GCAT 2023-INV1 A1, 6.0000%, 8/25/53ž,‡	1,192,721	1,186,595
Gracie Point International Funding 2024-1A A, US 90 Day Average SOFR + 1.7000%, 6.6145%, 3/1/28ž,‡	446,000	447,239
Great Wolf Trust 2024-WLF2 A, CME Term SOFR 1 Month + 1.6912%, 6.0883%, 5/15/41ž,‡	1,795,000	1,802,191
GS Mortgage Securities Trust 2018-GS10, 4.1550%, 7/10/51‡	371,605	356,483
GS Mortgage Securities Trust 2018-GS9, 3.9920%, 3/10/51‡	618,450	588,649
Highbridge Loan Management Ltd 2021-16A B, CME Term SOFR 3 Month + 1.9616%, 6.5879%, 1/23/35ž,‡	380,629	383,578
Homeward Opportunities Fund I Trust 2024-RRTL2 A1, 5.9890%, 9/25/39ž,Ç	704,000	704,889
Homeward Opportunities Fund I Trust 2024-RTL1 A1, 7.1200%, 7/25/29ž,Ç	1,520,000	1,532,478
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34ž	329,000	319,999
Hudson's Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34ž	182,798	181,039
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27ž	197,477	197,773
LBA Trust 2024-BOLT A, CME Term SOFR 1 Month + 1.5911%, 5.9882%, 6/15/39ž,‡	1,192,215	1,195,830
LCM LP 24A AR, CME Term SOFR 3 Month + 1.2416%, 5.8590%, 3/20/30ž,‡	73,374	73,422
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27ž	265,885	264,281
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28ž	255,378	259,137
Lex Commercial Loan Master Trust 2024-BBG A, 4.8736%, 10/13/33ž,‡	376,000	370,233
LHOME Mortgage Trust 2022-RTL3 A1, 8.1500%, 11/25/27ž,Ç	2,099,000	2,101,491
LHOME Mortgage Trust 2024-RTL2 A1, 7.1280%, 3/25/29ž,Ç	387,030	391,642
LHOME Mortgage Trust 2024-RTL3 A1, 6.9000%, 5/25/29ž,Ç	493,034	498,158
LHOME Mortgage Trust 2024-RTL4 A1, 5.9210%, 7/25/39ž,Ç	1,506,328	1,509,929
Life Financial Services Trust 2021-BMR A, CME Term SOFR 1 Month + 0.8145%, 5.2115%, 3/15/38ž,‡	1,494,265	1,475,864
Life Financial Services Trust 2021-BMR C, CME Term SOFR 1 Month + 1.2145%, 5.6115%, 3/15/38ž,‡	834,377	822,757
Life Financial Services Trust 2022-BMR2 A1, CME Term SOFR 1 Month + 1.2952%, 5.6923%, 5/15/39ž,‡	1,237,000	1,209,390
M&T Equipment Notes 2023-1A A2, 6.0900%, 7/15/30ž	190,430	190,963
M&T Equipment Notes 2023-1A A3, 5.7400%, 7/15/30ž	317,000	319,602
Madison Park Funding Ltd 2019-34A A2RR, CME Term SOFR 3 Month + 1.6000%, 6.2473%, 10/16/37ž,‡	730,000	730,445
Madison Park Funding Ltd 2019-35A A1R, CME Term SOFR 3 Month + 1.2516%, 5.8690%, 4/20/32ž,‡	1,016,919	1,018,546
Madison Park Funding Ltd 2022-55A A1R, CME Term SOFR 3 Month + 1.3600%, 5.9924%, 7/20/37ž,‡	1,758,667	1,769,831
Marlette Funding Trust 2023-2A B, 6.5400%, 6/15/33ž	274,876	276,137
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 8/25/51ž,‡	650,506	609,452
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51ž,‡	845,940	791,893
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2, 3.0000%, 3/25/52ž,‡	473,383	390,399
Mello Mortgage Capital Acceptance Trust 2024-SD1 A1, 4.0000%, 4/25/54ž,Ç	526,118	510,004
Mercury Financial Credit Card Master Trust 2023-1A A, 8.0400%, 9/20/27ž	890,000	891,233
MHC Commercial Mortgage Trust 2021-MHC A, CME Term SOFR 1 Month + 0.9154%, 5.3124%, 4/15/38ž,‡	515,418	514,703
MHC Commercial Mortgage Trust 2021-MHC C, CME Term SOFR 1 Month + 1.4654%, 5.8624%, 4/15/38ž,‡	763,763	761,780
Morgan Stanley Capital I Trust 2015-UBS8, 3.8090%, 12/15/48	447,000	441,945
Morgan Stanley Capital I Trust 2016-UB11, 2.7820%, 8/15/49	594,000	571,130
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  |

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments
December 31, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Morgan Stanley Capital I Trust 2018-H3, 4.1770%, 7/15/51	$590,372	$571,342
Morgan Stanley Capital I Trust 2018-H4, 4.3100%, 12/15/51	883,008	854,374
NCMF Trust 2022-MFP A, CME Term SOFR 1 Month + 1.7420%, 6.1391%, 3/15/39ž,‡	617,000	613,002
New Residential Mortgage Loan Trust 2018-2, Refinitiv USD IBOR Consumer Cash Fallbacks 6 Months + 0.6800%, 4.5000%, 2/25/58ž,‡	145,437	139,647
New Residential Mortgage Loan Trust 2024-NQM2 A1, US 30 Day Average SOFR + 0.1400%, 5.1170%, 9/25/64ž,‡	1,036,058	1,023,874
New Residential Mortgage Loan Trust 2024-RTL2 A1, 5.4430%, 9/25/39ž,Ç	584,000	575,711
NRTH PARK Mortgage Trust 2024-PARK A, CME Term SOFR 1 Month + 1.6413%, 6.0384%, 3/15/41ž,‡	2,142,000	2,144,213
NRZ Excess Spread Collateralized Notes 2020-PLS1 A, 3.8440%, 12/25/25ž	112,645	110,628
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26ž	295,306	283,008
NRZ Excess Spread Collateralized Notes 2024-FNT1 A, 7.3980%, 11/25/31ž	839,089	840,752
Oak Hill Credit Partners 2021-9A A2R, CME Term SOFR 3 Month + 1.5800%, 6.4232%, 10/19/37ž,‡	1,058,000	1,059,090
Oak Street Investment Grade Net Lease Fund 2020-1A A1, 1.8500%, 11/20/50ž	709,143	683,884
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38§	301,000	295,128
Oceanview Mortgage Trust 2021-4 A11, US 30 Day Average SOFR + 0.8500%, 5.0000%, 10/25/51ž,‡	915,154	853,045
Oceanview Mortgage Trust 2021-5 AF, US 30 Day Average SOFR + 0.8500%, 5.0000%, 11/25/51ž,‡	925,562	863,070
Oceanview Mortgage Trust 2022-2 A1, 3.0000%, 12/25/51ž,‡	709,073	604,955
OCP CLO Ltd 2020-18A A2R2, CME Term SOFR 3 Month + 1.5700%, 6.8037%, 7/20/37ž,‡	503,005	506,260
OCP CLO Ltd 2020-8RA AR, CME Term SOFR 3 Month + 1.2500%, 5.7727%, 10/17/36ž,‡	1,571,653	1,575,258
Octagon Investment Partners 42 Ltd 2019-3A A2RR, CME Term SOFR 3 Month + 1.5600%, 6.2159%, 7/15/37ž,‡	250,000	250,353
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	302,491	254,110
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51ž,‡	800,720	648,548
OPEN Trust 2023-AIR A, CME Term SOFR 1 Month + 3.0891%, 7.6984%, 11/15/40ž,‡	383,223	386,931
OPEN Trust 2023-AIR C, CME Term SOFR 1 Month + 5.2359%, 9.8452%, 11/15/40ž,‡	259,122	260,423
PRP Advisors LLC 2020-4 A1, 6.6100%, 10/25/25ž,Ç	389,948	389,450
PRP Advisors LLC 2021-9 A1, 5.3630%, 10/25/26ž,Ç	1,366,341	1,389,443
PRP Advisors LLC 2021-RPL2 A1, 1.4550%, 10/25/51ž,‡	876,692	796,216
PRP Advisors LLC 2022-2 A1, 5.0000%, 3/25/27ž,Ç	1,148,727	1,145,558
PRP Advisors LLC 2024-RCF2 A1, 3.7500%, 3/25/54ž,Ç	336,893	323,916
Rad CLO Ltd 2023-21A A, CME Term SOFR 3 Month + 1.5900%, 6.2159%, 1/25/33ž,‡	809,039	810,488
Rain City Mortgage Trust 2024-RTL1 A1, 6.5300%, 11/25/29ž,‡	664,000	663,341
Regatta Funding 2018-1A AR, CME Term SOFR 3 Month + 1.4000%, 6.0475%, 7/17/37ž,‡	2,137,215	2,144,012
Regatta XXIII Funding Ltd 2021-4A B, CME Term SOFR 3 Month + 1.9616%, 6.5790%, 1/22/35ž,‡	393,948	397,111
RR Ltd 2022-21A A1AR, CME Term SOFR 3 Month + 1.4000%, 6.0559%, 7/15/39ž,‡	1,220,050	1,223,903
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A, 7.0670%, 8/25/53ž,‡	2,371,742	2,442,494
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A, 6.7180%, 11/25/53ž,‡	835,671	854,617
Saluda Grade Alternative Mortgage Trust 2024-CES1 A1, 6.3060%, 3/25/54ž,‡	519,214	516,440
Saluda Grade Alternative Mortgage Trust 2024-FIG5 A, 6.2550%, 4/25/54ž,‡	622,793	623,088
Saluda Grade Alternative Mortgage Trust 2024-RTL5 A1, 7.7620%, 4/25/30ž,Ç	859,678	869,325
Saluda Grade Alternative Mortgage Trust 2024-RTL6 A1, 7.4390%, 7/25/30ž,Ç	1,022,917	1,029,376
Santander Bank Auto Credit-Linked Notes 2021-1A B, 1.8330%, 12/15/31ž	311	311
Santander Bank Auto Credit-Linked Notes 2022-A B, 5.2810%, 5/15/32ž	141,310	141,288
SELF Commercial Mortgage Trust 2024-STRG A, CME Term SOFR 1 Month + 1.5423%, 5.9394%, 11/15/34ž,‡	1,656,000	1,657,861
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43ž,‡	85,429	73,519
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 5

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments
December 31, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Sixth Street CLO Ltd 2017-9A AR, CME Term SOFR 3 Month + 1.3800%, 6.6630%, 7/21/37ž,‡	$1,509,000	$1,518,290
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 5.3980%, 1/15/39ž,‡	696,000	694,156
SREIT Trust 2021-MFP A, CME Term SOFR 1 Month + 0.8453%, 5.2424%, 11/15/38ž,‡	144,486	144,364
Taco Bell Funding LLC 2021-1A A23, 2.5420%, 8/25/51ž	570,090	469,207
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51ž	1,125,945	990,619
Texas Debt Capital CLO Ltd 2023-2A A1R, CME Term SOFR 3 Month + 1.3700%, 6.2215%, 10/21/37ž,‡	1,619,000	1,624,603
THE 2023-MIC Trust 2023-MIC A, 8.4366%, 12/5/38ž,‡	920,808	987,535
The Huntington National Bank 2024-2 B1, 5.4420%, 10/20/32ž	653,775	654,634
TYSN 2023-CRNR Mortgage Trust 2023-CRNR A, 6.5797%, 12/10/33ž,‡	2,921,612	3,052,320
United Wholesale Mortgage LLC 2021-INV1 A9, US 30 Day Average SOFR + 0.9000%, 5.0000%, 8/25/51ž,‡	784,565	732,691
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45ž	982,000	959,131
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45ž	634,000	578,997
VASA Trust 2021-VASA A, CME Term SOFR 1 Month + 1.0145%, 5.4125%, 7/15/39ž,‡	605,000	575,604
Voya CLO Ltd 2024-4A A2, CME Term SOFR 3 Month + 1.5500%, 6.7336%, 7/20/37ž,‡	613,178	613,930
Wells Fargo Commercial Mortgage Trust 2021-SAVE A, CME Term SOFR 1 Month + 1.2645%, 5.6625%, 2/15/40ž,‡	192,409	191,833
Wells Fargo Commercial Mortgage Trust 2024-MGP A11, CME Term SOFR 1 Month + 1.9907%, 6.3878%, 8/15/41ž,‡	2,266,971	2,262,246
Wells Fargo Commercial Mortgage Trust 2024-MGP B11, CME Term SOFR 1 Month + 2.4900%, 6.8871%, 8/15/41ž,‡	864,209	863,529
Wendy's Funding LLC 2021-1A A2I, 2.3700%, 6/15/51ž	227,632	202,125
Wendy's Funding LLC 2021-1A A2II, 2.7750%, 6/15/51ž	564,523	480,387
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36ž	135,711	132,838
Westlake Automobile Receivable Trust 2023-3A A2A, 5.9600%, 10/15/26ž	188,411	188,826
Woodward Capital Management 2021-3 A21, US 30 Day Average SOFR + 0.8000%, 5.0000%, 7/25/51ž,‡	622,706	578,962
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43ž,‡	371,220	373,551
Woodward Capital Management 2023-CES3 A1A, 7.1130%, 11/25/43ž,‡	590,257	594,674
Woodward Capital Management 2024-CES1 A1A, 6.0250%, 2/25/44ž,‡	731,634	730,891
Woodward Capital Management 2024-CES2 A1A, 6.1410%, 4/25/44ž,‡	2,003,277	2,013,936
Woodward Capital Management 2024-CES3 A1A, 6.5910%, 5/25/44ž,‡	790,874	801,374
Woodward Capital Management 2024-CES5 A1A, 5.8460%, 8/25/44ž,Ç	1,323,290	1,328,853
Woodward Capital Management 2024-CES6 A1A, 5.3440%, 9/25/44ž,Ç	1,062,123	1,063,499
Woodward Capital Management 2024-CES7 A1A, 5.1580%, 10/25/44ž,Ç	1,678,944	1,658,307
Woodward Capital Management 2024-CES8 A1A, 5.4896%, 11/25/44ž,Ç	969,755	965,599
Woodward Capital Management 2024-CES9 A1A, 5.5820%, 12/25/44ž,Ç	817,000	816,990
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $184,559,897)		182,929,064
Bank Loans and Mezzanine Loans – 3.1%
Capital Goods – 0.5%
EMRLD Borrower LP, CME Term SOFR 3 Month + 2.5000%, 6.8288%, 8/4/31ƒ,‡	3,165,755	3,174,999
Consumer Cyclical – 0.7%
Delta 2 Lux Sarl, CME Term SOFR 3 Month + 2.0000%, 7.2006%, 9/10/31ƒ,‡	956,551	957,986
Life Time Inc, CME Term SOFR 1 Month + 2.5000%, 7.0254%, 11/5/31‡	3,086,000	3,094,486
		4,052,472
Consumer Non-Cyclical – 0.3%
Concentra Health Services Inc, CME Term SOFR 1 Month + 2.2500%, 6.6070%, 7/26/31‡	379,050	381,419
Medline Borrower LP, CME Term SOFR 1 Month + 2.2500%, 6.6070%, 10/23/28‡	1,474,305	1,478,271
		1,859,690
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  |

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments
December 31, 2024
	Shares or Principal Amounts	Value
Bank Loans and Mezzanine Loans – (continued)
Diversified Financial Services – 0.5%
Belron Finance 2019 LLC, CME Term SOFR 3 Month + 2.7500%, 7.2727%, 10/16/31ƒ,‡	$915,538	$924,455
Delta 2 Lux Sarl, CME Term SOFR 3 Month + 2.0000%, 6.3288%, 9/30/31‡	1,913,098	1,915,968
		2,840,423
Electric – 0.2%
Alpha Generation LLC, CME Term SOFR 1 Month + 2.7500%, 7.1070%, 9/30/31‡	949,620	957,474
Talen Energy Supply LLC, CME Term SOFR 3 Month + 2.5000%, 7.0235%, 12/12/31‡	464,000	465,160
		1,422,634
Industrial – 0.4%
Amazon Holdco Inc, CME Term SOFR 1 Month + 2.2500%, 6.6070%, 9/29/31‡	797,000	793,676
APi Group DE Inc, CME Term SOFR 1 Month + 2.0000%, 6.3570%, 1/3/29‡	1,917,016	2,005,453
		2,799,129
Insurance – 0%
Ryan Specialty LLC, CME Term SOFR 1 Month + 2.2500%, 6.6070%, 9/15/31‡	256,000	256,640
Technology – 0%
SS&C Technologies Inc, CME Term SOFR 1 Month + 2.0000%, 6.3570%, 5/9/31‡	8,492	15,217
Transportation – 0.5%
Genesee & Wyoming Inc, CME Term SOFR 3 Month + 1.7500%, 6.0788%, 4/10/31‡	2,946,207	2,944,878
Total Bank Loans and Mezzanine Loans (cost $19,211,991)		19,366,082
Corporate Bonds – 27.7%
Banking – 5.0%
Bank of New York Mellon Corp/The, SOFR + 1.8450%, 6.4740%, 10/25/34‡	1,483,000	1,601,320
BNP Paribas SA, SOFR + 1.2280%, 2.5910%, 1/20/28ž,‡	995,000	945,723
Capital One Financial Corp, SOFR + 2.6400%, 6.3120%, 6/8/29‡	669,000	690,809
Capital One Financial Corp, SOFR + 1.9050%, 5.7000%, 2/1/30‡	332,000	336,549
Capital One Financial Corp, SOFR + 3.0700%, 7.6240%, 10/30/31‡	2,194,000	2,422,406
Capital One Financial Corp, SOFR + 1.9900%, 5.8840%, 7/26/35‡	969,000	974,643
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 1.2800%, 5.5920%, 11/19/34‡	5,002,000	4,958,890
Citigroup Inc, CME Term SOFR 3 Month + 4.1666%, 5.9500%‡,μ	877,000	876,093
Discover Financial Services, SOFR + 3.3700%, 7.9640%, 11/2/34‡	1,810,000	2,068,575
Fifth Third Bancorp, SOFR + 2.3400%, 6.3390%, 7/27/29‡	1,003,000	1,040,601
Fifth Third Bancorp, SOFR + 1.8400%, 5.6310%, 1/29/32‡	375,000	379,178
JPMorgan Chase & Co, SOFR + 1.4500%, 5.2990%, 7/24/29‡	2,135,000	2,156,468
JPMorgan Chase & Co, SOFR + 1.5700%, 6.0870%, 10/23/29‡	1,516,000	1,572,459
JPMorgan Chase & Co, SOFR + 1.3100%, 5.0120%, 1/23/30‡	657,000	656,403
Morgan Stanley, SOFR + 1.5900%, 5.1640%, 4/20/29‡	1,477,000	1,481,157
Morgan Stanley, SOFR + 1.2150%, 5.0420%, 7/19/30‡	925,000	921,806
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	1,172,000	1,004,132
Morgan Stanley, SOFR + 1.8800%, 5.4240%, 7/21/34‡	1,017,000	1,009,906
Morgan Stanley, SOFR + 1.5550%, 5.3200%, 7/19/35‡,#	2,158,000	2,122,629
PNC Financial Services Group Inc/The, SOFR + 2.2840%, 6.8750%, 10/20/34‡	1,565,000	1,708,294
Truist Financial Corp, SOFR + 1.6200%, 5.4350%, 1/24/30‡	592,000	597,225
US Bancorp, SOFR + 1.5600%, 5.3840%, 1/23/30‡	1,263,000	1,273,433
		30,798,699
Basic Industry – 0.4%
Novelis Corp, 3.2500%, 11/15/26ž	924,000	880,115
Verde Purchaser LLC, 10.5000%, 11/30/30ž	1,248,000	1,344,071
		2,224,186
Brokerage – 1.1%
Blue Owl Finance LLC, 6.2500%, 4/18/34	1,181,000	1,213,290
Jane Street Group / JSG Finance Inc, 7.1250%, 4/30/31ž	1,487,000	1,528,140
LPL Holdings Inc, 6.7500%, 11/17/28	2,337,000	2,454,497
LPL Holdings Inc, 4.0000%, 3/15/29ž	250,000	236,762
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 7

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments
December 31, 2024
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Brokerage – (continued)
LPL Holdings Inc, 6.0000%, 5/20/34	$1,203,000	$1,224,830
Nasdaq Inc, 5.3500%, 6/28/28	287,000	291,024
		6,948,543
Capital Goods – 2.2%
Berry Global Inc, 5.8000%, 6/15/31ž	2,081,000	2,118,145
Berry Global Inc, 5.6500%, 1/15/34ž	1,749,000	1,754,008
Boeing Co/The, 6.2980%, 5/1/29	1,201,000	1,244,917
Boeing Co/The, 5.1500%, 5/1/30	1,300,000	1,281,777
Boeing Co/The, 6.3880%, 5/1/31	1,230,000	1,285,991
Boeing Co/The, 6.5280%, 5/1/34	1,184,000	1,240,368
Boeing Co/The, 7.0080%, 5/1/64	419,000	444,612
Ferguson Enterprises Inc, 5.0000%, 10/3/34	2,384,000	2,278,303
Regal Rexnord Corp, 6.0500%, 4/15/28	1,072,000	1,090,353
Standard Industries Inc/NJ, 6.5000%, 8/15/32ž	948,000	949,518
		13,687,992
Communications – 1.0%
AppLovin Corp, 5.3750%, 12/1/31	680,000	680,177
AppLovin Corp, 5.5000%, 12/1/34	746,000	740,441
AppLovin Corp, 5.9500%, 12/1/54	411,000	404,814
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.6500%, 2/1/34	2,899,000	2,983,945
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.5000%, 4/1/63	981,000	780,522
T-Mobile USA Inc, 4.8500%, 1/15/29	939,000	933,715
		6,523,614
Consumer Cyclical – 2.1%
CBRE Services Inc, 5.9500%, 8/15/34	1,489,000	1,535,367
CBRE Services Inc, 5.5000%, 4/1/29	779,000	793,026
Ford Motor Credit Co LLC, 5.8000%, 3/8/29	1,265,000	1,265,448
Ford Motor Credit Co LLC, 6.1250%, 3/8/34	984,000	962,736
Ford Motor Credit Co LLC, 7.3500%, 3/6/30	346,000	366,393
Ford Motor Credit Co LLC, 7.2000%, 6/10/30	341,000	358,992
Ford Motor Credit Co LLC, 7.1220%, 11/7/33	700,000	730,578
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	100,000	99,275
GLP Capital LP / GLP Financing II Inc, 6.7500%, 12/1/33	901,000	953,776
GLP Capital LP / GLP Financing II Inc, 5.6250%, 9/15/34	754,000	741,895
KB Home, 4.0000%, 6/15/31#	593,000	523,548
LKQ Corp, 5.7500%, 6/15/28	305,000	309,928
LKQ Corp, 6.2500%, 6/15/33	1,415,000	1,459,491
Royal Caribbean Cruises Ltd, 5.6250%, 9/30/31ž	258,000	253,784
Taylor Morrison Home Corp, 5.1250%, 8/1/30ž	1,396,000	1,335,868
Wynn Resorts Finance LLC, 6.2500%, 3/15/33ž	1,323,000	1,299,829
		12,989,934
Consumer Non-Cyclical – 3.3%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 6.5000%, 2/15/28ž	987,000	999,987
CVS Health Corp, 5.2500%, 2/21/33	183,000	175,434
CVS Health Corp, 5.7000%, 6/1/34	275,000	270,305
Hasbro Inc, 6.0500%, 5/14/34	3,538,000	3,553,196
HCA Inc, 3.6250%, 3/15/32	1,794,000	1,581,179
HCA Inc, 5.6000%, 4/1/34	1,054,000	1,038,287
Heartland Dental LLC / Heartland Dental Finance Corp, 10.5000%, 4/30/28ž	1,698,000	1,800,232
Mattel Inc, 3.7500%, 4/1/29ž	2,643,000	2,488,354
Organon & Co / Organon Foreign Debt Co-Issuer BV, 6.7500%, 5/15/34ž	1,043,000	1,035,151
Solventum Corp, 5.4000%, 3/1/29ž	1,279,000	1,282,215
Solventum Corp, 5.4500%, 3/13/31ž	1,960,000	1,958,452
Solventum Corp, 5.6000%, 3/23/34ž	2,583,000	2,570,301
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
8  |

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments
December 31, 2024
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – (continued)
Solventum Corp, 6.0000%, 5/15/64ž	$915,000	$892,291
Universal Health Services Inc, 2.6500%, 10/15/30#	1,020,000	876,701
		20,522,085
Electric – 0.9%
American Electric Power Co Inc, 5.6250%, 3/1/33	1,501,000	1,516,318
Duke Energy Corp, US Treasury Yield Curve Rate 5 Year + 2.5880%, 6.4500%, 9/1/54‡	1,793,000	1,814,780
Liberty Utilities Co, 5.8690%, 1/31/34ž	1,076,000	1,076,953
Lightning Power LLC, 7.2500%, 8/15/32ž	650,000	668,287
NRG Energy Inc, 6.0000%, 2/1/33ž	606,000	588,563
		5,664,901
Energy – 3.1%
Columbia Pipelines Holding Company LLC, 5.0970%, 10/1/31ž	1,768,000	1,725,083
Columbia Pipelines Operating Company LLC, 5.9270%, 8/15/30ž	315,000	324,233
DT Midstream Inc, 4.1250%, 6/15/29ž	1,683,000	1,571,717
DT Midstream Inc, 4.3750%, 6/15/31ž	973,000	887,786
DT Midstream Inc, 4.3000%, 4/15/32ž	555,000	506,485
DT Midstream Inc, 5.8000%, 12/15/34ž	1,245,000	1,253,764
Energy Transfer Operating LP, 4.9500%, 6/15/28	172,000	171,696
EQM Midstream Partners LP, 6.3750%, 4/1/29ž	2,015,000	2,021,780
FTAI Infra Escrow Holdings LLC, 10.5000%, 6/1/27ž	1,250,000	1,334,017
Hess Midstream Operations LP, 5.1250%, 6/15/28ž	704,000	684,750
Hess Midstream Operations LP, 6.5000%, 6/1/29ž	1,820,000	1,837,994
Occidental Petroleum Corp, 5.2000%, 8/1/29	594,000	589,339
Occidental Petroleum Corp, 8.8750%, 7/15/30	665,000	759,465
Occidental Petroleum Corp, 6.6250%, 9/1/30	473,000	494,993
Occidental Petroleum Corp, 6.1250%, 1/1/31	837,000	856,435
Occidental Petroleum Corp, 5.3750%, 1/1/32	1,366,000	1,337,520
Occidental Petroleum Corp, 5.5500%, 10/1/34	1,247,000	1,212,925
Viper Energy Partners LP, 7.3750%, 11/1/31ž	1,396,000	1,461,529
		19,031,511
Finance Companies – 1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.6250%, 9/10/29	820,000	801,952
Blackstone Private Credit Fund, 7.3000%, 11/27/28	860,000	904,477
Blackstone Secured Lending Fund, 5.8750%, 11/15/27	1,452,000	1,474,822
Blue Owl Credit Income Corp, 7.9500%, 6/13/28	566,000	601,000
GGAM Finance Ltd, 5.8750%, 3/15/30ž	1,677,000	1,644,986
Macquarie Airfinance Holdings Ltd, 6.4000%, 3/26/29ž	405,000	416,718
Macquarie Airfinance Holdings Ltd, 6.5000%, 3/26/31ž	611,000	631,213
OWL Rock Core Income Corp, 4.7000%, 2/8/27	140,000	138,000
		6,613,168
Financial Institutions – 0.3%
Atlas Warehouse Lending Co LP, 6.0500%, 1/15/28ž	909,000	910,359
Atlas Warehouse Lending Co LP, 6.2500%, 1/15/30ž	924,000	918,440
		1,828,799
Government Sponsored – 0.1%
Electricite de France SA, 5.7000%, 5/23/28ž	556,000	564,647
Insurance – 3.6%
Aon North America Inc, 5.3000%, 3/1/31	1,427,000	1,432,838
Aon North America Inc, 5.4500%, 3/1/34	2,922,000	2,916,907
Arthur J Gallagher & Co, 4.8500%, 12/15/29	224,000	222,972
Arthur J Gallagher & Co, 5.0000%, 2/15/32	207,000	204,304
Arthur J Gallagher & Co, 6.5000%, 2/15/34	652,000	700,405
Arthur J Gallagher & Co, 5.4500%, 7/15/34	1,253,000	1,259,937
Arthur J Gallagher & Co, 5.1500%, 2/15/35	518,000	505,027
Centene Corp, 4.2500%, 12/15/27	3,733,000	3,581,945
Elevance Health Inc, 4.9500%, 11/1/31	1,518,000	1,492,849
Elevance Health Inc, 5.2000%, 2/15/35	830,000	810,603
Health Care Service Corp, 5.2000%, 6/15/29ž	915,000	919,167
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 9

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments
December 31, 2024
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Insurance – (continued)
Health Care Service Corp, 5.4500%, 6/15/34ž	$2,064,000	$2,062,325
Health Care Service Corp, 5.8750%, 6/15/54ž	863,000	835,373
Humana Inc, 5.9500%, 3/15/34	2,414,000	2,432,503
UnitedHealth Group Inc, 4.9500%, 1/15/32	2,080,000	2,056,534
UnitedHealth Group Inc, 5.1500%, 7/15/34	836,000	824,844
		22,258,533
Real Estate Investment Trusts (REITs) – 0.3%
American Tower Trust I, 5.4900%, 3/15/28ž	2,070,000	2,078,672
Technology – 3.2%
Amentum Escrow Corp, 7.2500%, 8/1/32ž	1,183,000	1,191,953
Broadcom Inc, 5.0500%, 7/12/29	935,000	938,553
Broadcom Inc, 4.3500%, 2/15/30	2,160,000	2,101,667
Broadcom Inc, 5.1500%, 11/15/31	636,000	640,118
Constellation Software Inc/Canada, 5.1580%, 2/16/29ž	394,000	395,845
Constellation Software Inc/Canada, 5.4610%, 2/16/34ž	1,145,000	1,147,638
CoStar Group Inc, 2.8000%, 7/15/30ž	1,228,000	1,072,332
Fiserv Inc, 4.7500%, 3/15/30	560,000	553,182
Fiserv Inc, 5.1500%, 8/12/34	2,116,000	2,067,609
Intel Corp, 2.4500%, 11/15/29	415,000	364,232
Intel Corp, 5.1250%, 2/10/30	552,000	547,142
Keysight Technologies Inc, 4.9500%, 10/15/34	2,191,000	2,107,455
Marvell Technology Inc, 4.8750%, 6/22/28	1,537,000	1,528,289
Marvell Technology Inc, 5.7500%, 2/15/29	1,756,000	1,799,983
MSCI Inc, 4.0000%, 11/15/29ž	2,706,000	2,551,299
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc, 6.7500%, 8/15/32ž	616,000	626,507
Trimble Inc, 4.9000%, 6/15/28	480,000	479,578
		20,113,382
Total Corporate Bonds (cost $171,444,065)		171,848,666
Mortgage-Backed Securities – 23.8%
Fannie Mae:
3.0000%, TBA, 30 Year Maturity	606,292	514,408
3.5000%, TBA, 30 Year Maturity	2,358,031	2,084,863
5.0000%, TBA, 30 Year Maturity	2,673,684	2,579,113
6.0000%, TBA, 30 Year Maturity	661,288	664,409
		5,842,793
Fannie Mae Pool:
BO3223, 3.0000%, 10/1/34	66,733	62,810
BO4725, 2.5000%, 11/1/34	103,650	94,998
BO7717, 3.0000%, 11/1/34	17,582	16,550
BO5957, 3.0000%, 12/1/34	16,576	15,603
FS3713, 2.5000%, 12/1/36	1,185,218	1,087,634
995757, 6.0000%, 2/1/37	49,680	51,638
AL6997, 4.5000%, 11/1/42	35,898	34,747
AB7563, 3.0000%, 1/1/43	17,056	15,101
MA1363, 3.0000%, 2/1/43	16,995	15,022
AT2957, 3.0000%, 5/1/43	123,190	108,824
AL5942, 5.0000%, 7/1/44	264,039	260,607
AL5887, 4.5000%, 10/1/44	80,110	77,192
AL6542, 4.5000%, 3/1/45	129,754	125,027
AL6842, 4.0000%, 5/1/45	37,921	35,427
AL7381, 4.5000%, 6/1/45	64,366	62,205
BJ4559, 3.5000%, 1/1/48	92,920	83,899
BJ4566, 4.0000%, 1/1/48	675,279	630,480
CA4646, 3.0000%, 2/1/48	75,117	65,973
BK1964, 4.0000%, 3/1/48	213,060	198,575
BJ9181, 5.0000%, 5/1/48	64,985	63,808
MA3521, 4.0000%, 11/1/48	278,978	258,716
BN3899, 4.0000%, 12/1/48	41,969	38,921
FM3664, 4.0000%, 3/1/49	86,216	79,954
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
10 |

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments
December 31, 2024
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
CA3683, 4.5000%, 6/1/49	$15,579	$14,852
BJ8459, 3.0000%, 8/1/49	147,134	125,148
CA4035, 4.5000%, 8/1/49	24,125	23,000
MA3774, 3.0000%, 9/1/49	73,161	62,988
BO2983, 3.0000%, 9/1/49	38,258	33,428
MA3908, 4.5000%, 1/1/50	34,014	32,434
CA5573, 4.0000%, 4/1/50	118,422	109,449
MA4079, 3.0000%, 7/1/50	1,110,085	953,484
BK2913, 2.5000%, 8/1/50	117,102	97,718
FM5076, 4.0000%, 8/1/50	105,574	97,574
FS2713, 4.5000%, 10/1/50	563,194	537,449
FS5362, 4.5000%, 12/1/50	821,964	783,789
FS2546, 4.0000%, 3/1/51	21,406	19,852
MA4378, 2.0000%, 7/1/51	3,594,416	2,810,278
FS0359, 2.5000%, 1/1/52	834,994	691,287
CB2681, 3.5000%, 1/1/52	347,079	312,142
FS5130, 2.5000%, 2/1/52	4,295,685	3,547,799
FS0662, 2.5000%, 2/1/52	3,907,820	3,232,843
CB2750, 2.5000%, 2/1/52	1,620,349	1,329,804
CB2891, 3.0000%, 2/1/52	1,093,423	936,586
BV2802, 3.0000%, 2/1/52	152,607	130,657
CB2907, 3.5000%, 2/1/52	903,191	812,207
FS5988, 2.5000%, 3/1/52	1,787,404	1,473,444
FS1081, 2.5000%, 3/1/52	1,682,434	1,389,625
CB3043, 2.5000%, 3/1/52	1,674,695	1,385,434
CB3042, 2.5000%, 3/1/52	621,027	513,808
BT2256, 2.5000%, 3/1/52	141,416	116,804
BV2965, 2.5000%, 3/1/52	127,471	105,286
BV5152, 2.5000%, 3/1/52	116,623	96,480
BV2962, 2.5000%, 3/1/52	49,982	41,315
BV4144, 3.0000%, 3/1/52	629,663	541,601
CB3123, 3.5000%, 3/1/52	2,183,702	1,961,371
FS1184, 3.5000%, 3/1/52	1,116,129	1,003,602
BV5379, 3.0000%, 4/1/52	548,278	472,594
BV5380, 3.0000%, 4/1/52	467,726	402,259
CB3240, 3.0000%, 4/1/52	133,084	114,288
BV5394, 3.5000%, 4/1/52	456,903	410,081
FS1869, 3.5000%, 4/1/52	317,466	285,144
BV5393, 3.5000%, 4/1/52	248,581	223,346
BV8485, 3.5000%, 4/1/52	151,562	136,030
BV4203, 3.5000%, 4/1/52	84,149	75,613
BV8484, 3.5000%, 4/1/52	82,836	74,427
BV7632, 4.5000%, 4/1/52	72,907	68,716
BV6879, 4.5000%, 4/1/52	61,711	58,163
BV7132, 4.5000%, 4/1/52	35,373	33,334
BW0081, 4.5000%, 4/1/52	32,138	30,286
BW0072, 4.5000%, 4/1/52	28,076	26,458
BV7131, 4.5000%, 4/1/52	18,081	17,040
FS6926, 2.5000%, 5/1/52	3,378,056	2,787,623
BV8544, 3.5000%, 5/1/52	238,094	213,677
FS3377, 4.0000%, 5/1/52	306,450	284,193
BW0343, 4.5000%, 5/1/52	97,948	92,302
FS9074, 3.0000%, 6/1/52	1,826,504	1,563,111
FS5668, 3.0000%, 6/1/52	836,249	715,656
FS3160, 3.0000%, 6/1/52	148,840	127,398
CB3837, 3.5000%, 6/1/52	1,393,757	1,251,530
FS2144, 3.5000%, 6/1/52	781,350	702,394
FS5339, 3.0000%, 7/1/52	774,948	663,397
FS5491, 3.0000%, 7/1/52	643,216	550,553
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 11

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments
December 31, 2024
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
CB4076, 3.5000%, 7/1/52	$204,643	$183,760
CB4329, 3.5000%, 7/1/52	67,683	60,839
BW0972, 4.5000%, 7/1/52	356,641	336,959
CB4320, 3.5000%, 8/1/52	136,958	122,971
BW7369, 5.0000%, 10/1/52	312,194	304,062
BW1288, 5.0000%, 10/1/52	139,233	135,516
BT8021, 5.0000%, 1/1/53	212,624	206,983
BX5759, 5.0000%, 1/1/53	71,661	69,726
BX5969, 5.0000%, 2/1/53	87,130	84,708
BX8071, 5.0000%, 3/1/53	52,345	50,839
BX7860, 5.5000%, 3/1/53	103,463	103,262
BX9351, 5.0000%, 4/1/53	101,492	98,572
BY0782, 5.5000%, 4/1/53	52,475	52,366
BY1920, 5.0000%, 5/1/53	51,839	50,347
BY1896, 5.5000%, 5/1/53	96,664	96,457
BY0866, 5.5000%, 5/1/53	50,108	50,000
BY3263, 5.0000%, 6/1/53	74,005	71,875
BY2783, 5.0000%, 6/1/53	62,724	60,919
FS5292, 5.5000%, 6/1/53	1,841,127	1,840,674
BY4284, 5.5000%, 6/1/53	29,562	29,564
CB6686, 4.5000%, 7/1/53	409,362	389,349
FS9027, 5.5000%, 7/1/53	3,496,075	3,486,439
CB6689, 5.5000%, 7/1/53	2,726,114	2,692,617
BY6374, 5.5000%, 7/1/53	84,899	84,706
BY7004, 5.5000%, 7/1/53	45,587	45,586
CB6851, 4.5000%, 8/1/53	253,868	241,457
BY6690, 5.0000%, 8/1/53	62,092	60,366
CB7112, 5.5000%, 9/1/53	1,468,663	1,467,112
CB7430, 5.5000%, 11/1/53	547,846	550,441
FS8037, 6.0000%, 1/1/54	531,687	546,427
CB8221, 5.5000%, 3/1/54	2,379,641	2,362,540
CB8134, 5.5000%, 3/1/54	1,001,208	1,005,294
FS7607, 6.0000%, 3/1/54	460,663	471,962
FS7643, 6.0000%, 4/1/54	1,107,824	1,132,591
CB8543, 6.0000%, 5/1/54	1,696,380	1,725,986
CB8818, 5.0000%, 7/1/54	599,869	580,509
FS9246, 5.5000%, 10/1/54	429,060	427,515
FS9408, 5.5000%, 10/1/54	421,574	417,981
CB9612, 5.5000%, 12/1/54	1,440,113	1,430,508
BF0130, 3.5000%, 8/1/56	1,389,823	1,224,607
BF0167, 3.0000%, 2/1/57	963,986	806,255
BF0189, 3.0000%, 6/1/57	4,607	3,855
BF0619, 2.5000%, 3/1/62	3,390,018	2,674,449
BF0598, 2.5000%, 3/1/62	675,595	544,055
		68,569,868
Freddie Mac Gold Pool:
Q58477, 4.0000%, 9/1/48	86,883	80,672
Freddie Mac Pool:
ZS7403, 3.0000%, 5/1/31	550,095	528,856
ZK8962, 3.0000%, 9/1/32	123,130	117,053
ZK9009, 3.0000%, 10/1/32	37,726	35,811
ZK9163, 3.0000%, 1/1/33	75,478	71,687
SB0040, 2.5000%, 12/1/33	677,294	638,987
QN0786, 3.0000%, 10/1/34	163,066	153,498
QN0783, 3.0000%, 10/1/34	78,477	73,864
QN0951, 2.5000%, 11/1/34	107,403	98,437
SB0116, 2.5000%, 11/1/34	75,532	69,227
SB0866, 2.5000%, 6/1/37	1,361,081	1,240,476
ZS3695, 6.0000%, 4/1/40	71,749	74,575
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
12 |

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments
December 31, 2024
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
ZT1145, 4.5000%, 5/1/44	$54,148	$52,330
ZT1173, 4.0000%, 2/1/46	232,269	216,820
ZM1434, 3.5000%, 7/1/46	153,601	139,168
ZT1633, 4.0000%, 3/1/47	51,124	47,728
ZM5707, 3.5000%, 2/1/48	81,858	73,720
ZM6276, 4.0000%, 4/1/48	206,022	191,579
ZM7182, 4.5000%, 7/1/48	42,194	40,265
ZM7926, 5.0000%, 9/1/48	11,019	10,790
ZT1320, 4.0000%, 11/1/48	25,011	23,195
SI2017, 4.0000%, 12/1/48	291,978	270,770
ZA7158, 4.5000%, 6/1/49	21,242	20,183
RA1087, 4.5000%, 7/1/49	164,119	155,940
RA1088, 4.5000%, 7/1/49	27,125	25,860
QA2159, 3.0000%, 8/1/49	39,129	33,282
RA1188, 4.5000%, 8/1/49	148,643	141,235
QA4936, 3.0000%, 12/1/49	105,433	90,772
QA5622, 3.0000%, 12/1/49	51,674	44,488
RA1999, 4.5000%, 1/1/50	101,521	96,462
SD8040, 4.5000%, 1/1/50	26,738	25,496
SD1551, 4.0000%, 3/1/50	292,146	270,927
QB1708, 2.5000%, 8/1/50	65,051	54,303
QB2976, 2.5000%, 8/1/50	26,263	21,916
QB3353, 2.5000%, 9/1/50	115,815	96,608
SD1143, 4.5000%, 9/1/50	862,680	823,244
RA5285, 2.5000%, 5/1/51	1,153,209	949,285
QC5848, 2.5000%, 8/1/51	3,166,061	2,604,240
RA5906, 2.5000%, 9/1/51	1,951,229	1,610,788
SD0688, 2.5000%, 10/1/51	2,358,974	1,945,349
SD7548, 2.5000%, 11/1/51	665,706	552,166
QD6087, 2.5000%, 1/1/52	246,285	204,024
QD4842, 2.5000%, 1/1/52	159,463	132,050
QD7069, 2.5000%, 2/1/52	382,366	316,322
QD9513, 2.5000%, 2/1/52	268,936	220,994
QD6554, 3.0000%, 2/1/52	181,481	156,120
QD6555, 3.0000%, 2/1/52	118,989	102,590
SD0931, 2.5000%, 3/1/52	2,311,480	1,903,317
QD8288, 2.5000%, 3/1/52	64,674	53,418
QD9182, 3.0000%, 3/1/52	213,881	184,381
QE0318, 4.5000%, 3/1/52	15,174	14,302
SD0943, 3.5000%, 4/1/52	366,172	329,314
QE0354, 3.5000%, 4/1/52	165,133	148,211
QE1072, 3.5000%, 4/1/52	164,351	147,509
QE1073, 3.5000%, 4/1/52	49,224	44,227
QD9191, 3.5000%, 4/1/52	48,681	43,743
SD8212, 2.5000%, 5/1/52	2,711,062	2,212,768
SD3493, 2.5000%, 5/1/52	975,175	804,791
SD1041, 3.0000%, 6/1/52	2,334,920	2,014,112
SD3523, 3.0000%, 6/1/52	1,584,213	1,355,803
SD7023, 3.0000%, 6/1/52	621,728	531,924
SD1840, 3.0000%, 6/1/52	444,217	380,222
SD1150, 3.5000%, 6/1/52	1,418,607	1,275,703
QF0488, 5.5000%, 9/1/52	371,221	369,923
QF2386, 5.0000%, 10/1/52	618,638	601,747
QF2145, 5.0000%, 10/1/52	19,216	18,692
QF2437, 5.5000%, 10/1/52	24,508	24,581
QF7813, 5.0000%, 1/1/53	41,360	40,256
QF6841, 5.0000%, 1/1/53	35,998	35,000
QF9871, 5.0000%, 3/1/53	153,526	149,107
QF8398, 5.0000%, 3/1/53	151,470	147,111
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 13

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments
December 31, 2024
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
QG1442, 5.0000%, 4/1/53	$176,128	$170,692
QG2380, 5.0000%, 5/1/53	359,595	349,246
QG3598, 5.0000%, 5/1/53	206,451	200,509
QG3742, 5.0000%, 5/1/53	39,840	38,693
SD2897, 5.5000%, 5/1/53	311,711	309,490
QG2543, 5.5000%, 5/1/53	215,055	214,595
QG3917, 5.0000%, 6/1/53	784,580	762,001
QG4742, 5.0000%, 6/1/53	137,726	132,929
QG5161, 5.0000%, 6/1/53	128,739	124,234
QG5055, 5.0000%, 6/1/53	110,073	106,239
QG4676, 5.0000%, 6/1/53	52,264	50,436
QG3912, 5.5000%, 6/1/53	492,803	491,749
QG4840, 5.5000%, 6/1/53	132,970	131,352
QG4679, 5.5000%, 6/1/53	109,133	107,785
QG5487, 5.5000%, 6/1/53	103,440	102,181
QG4741, 5.5000%, 6/1/53	85,003	83,950
QG6693, 5.5000%, 7/1/53	380,574	379,709
QG5660, 5.5000%, 7/1/53	249,864	246,778
QG7441, 5.5000%, 7/1/53	219,653	219,154
SD4294, 5.5000%, 9/1/53	389,034	390,708
RA9851, 6.0000%, 9/1/53	3,065,369	3,118,644
SD4009, 6.0000%, 9/1/53	912,252	934,628
SD4668, 6.0000%, 10/1/53	1,672,045	1,690,652
SD4247, 6.5000%, 11/1/53	971,910	1,008,086
SD5067, 5.5000%, 3/1/54	398,796	398,004
QI2699, 5.5000%, 4/1/54	269,680	270,978
RJ1341, 6.0000%, 4/1/54	1,251,340	1,273,179
RJ1505, 5.0000%, 5/1/54	63,430	61,383
RJ2663, 5.0000%, 10/1/54	468,218	453,106
RJ3021, 5.5000%, 12/1/54	2,755,011	2,718,612
		44,233,344
Ginnie Mae:
2.5000%, TBA, 30 Year Maturity	5,548,763	4,632,612
3.5000%, TBA, 30 Year Maturity	5,935,736	5,306,720
4.0000%, TBA, 30 Year Maturity	2,347,727	2,161,792
4.5000%, TBA, 30 Year Maturity	664,009	627,777
5.0000%, TBA, 30 Year Maturity	982,425	952,677
		13,681,578
Ginnie Mae I Pool:
784059, 4.0000%, 1/15/45	819,429	774,100
784182, 4.5000%, 8/15/46	1,042,401	998,861
BC7161, 4.0000%, 8/15/47	37,906	35,353
BD7109, 4.0000%, 11/15/47	33,865	31,428
BD7135, 4.0000%, 12/15/47	97,201	90,205
		1,929,947
Ginnie Mae II Pool:
MA4068, 3.0000%, 11/20/46	1,825,158	1,604,625
BB9817, 4.0000%, 8/20/47	105,272	98,143
BB9835, 4.0000%, 8/20/47	25,893	24,140
BB9814, 4.0000%, 8/20/47	9,936	9,263
MA5021, 4.5000%, 2/20/48	126,506	121,272
MA5192, 4.0000%, 5/20/48	161,750	150,430
BH3673, 4.5000%, 5/20/48	135,743	130,033
BH3672, 4.5000%, 5/20/48	36,256	34,706
MA5264, 4.0000%, 6/20/48	239,416	222,586
MA5400, 5.0000%, 8/20/48	203,049	199,313
MA5930, 3.5000%, 5/20/49	2,402,911	2,165,691
MA7255, 2.5000%, 3/20/51	2,314,501	1,937,365
MA7313, 3.0000%, 4/20/51	1,231,458	1,071,155
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
14 |

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments
December 31, 2024
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Ginnie Mae II Pool – (continued)
MA7473, 3.0000%, 7/20/51	$1,156,472	$1,005,394
MA7535, 3.0000%, 8/20/51	3,168,094	2,753,733
785843, 2.5000%, 1/20/52	1,950,833	1,588,340
		13,116,189
Total Mortgage-Backed Securities (cost $153,485,963)		147,454,391
United States Treasury Notes/Bonds – 12.6%
4.6250%, 6/30/26	4,122,000	4,144,074
3.5000%, 9/30/26	3,087,000	3,048,116
4.0000%, 12/15/27	2,967,000	2,944,182
4.1250%, 11/30/29	17,564,600	17,365,045
4.1250%, 11/30/31	2,903,800	2,841,803
4.2500%, 11/15/34	22,967,800	22,369,181
4.6250%, 11/15/44	14,376,000	13,939,112
4.2500%, 8/15/54	12,761,500	11,653,812
Total United States Treasury Notes/Bonds (cost $79,822,918)		78,305,325
Investment Companies – 5.5%
Money Markets – 5.5%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº,£ (cost $34,418,201)	34,413,275	34,420,158
Investments Purchased with Cash Collateral from Securities Lending – 0%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 4.3732%ºº,£	179,720	179,720
Time Deposits – 0%
Royal Bank of Canada, 4.3100%, 1/2/25	$44,930	44,930
Total Investments Purchased with Cash Collateral from Securities Lending (cost $224,650)		224,650
Total Investments (total cost $643,167,685) – 102.2%		634,548,336
Liabilities, net of Cash, Receivables and Other Assets – (2.2)%		(13,635,070)
Net Assets – 100%		$620,913,266

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$626,083,646	98.7%
Ireland	2,446,938	0.4
Luxembourg	1,915,968	0.3
Canada	1,543,483	0.2
France	1,510,370	0.2
United Kingdom	1,047,931	0.2
Total	$634,548,336	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/24	Ending Shares	Dividend Income
Investment Companies - 5.5%
Money Markets - 5.5%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº
	$53,613,853	$311,594,692	$(330,788,090)	$1,548	$(1,845)	$34,420,158	34,413,275	$2,295,160
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 15

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments
December 31, 2024

Affiliate	Affiliated Investments, at Value at 12/31/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/24	Ending Shares	Dividend Income
Investments Purchased with Cash Collateral from Securities Lending - 0%
Investment Companies - 0%
Janus Henderson Cash Collateral Fund LLC, 4.3732%ºº
	$13,649,589	$121,246,495	$(134,716,364)	$-	$-	$179,720	179,720	$97,617 ∆
Total Affiliated Investments - 5.5%
	$67,263,442	$432,841,187	$(465,504,454)	$1,548	$(1,845)	$34,599,878	34,592,995	$2,392,777

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	513	4/3/25	$105,477,610	$(20,653)
5 Year US Treasury Note	1,251	4/3/25	132,987,165	(1,104,398)
Ultra Long Term US Treasury Bond	156	3/31/25	18,549,375	(645,921)
US Treasury Long Bond	463	3/31/25	52,709,656	(2,130,251)
Total - Futures Long				(3,901,223)
Futures Short:
10 Year US Treasury Note	55	3/31/25	(5,981,250)	59,297
Ultra 10-Year Treasury Note	335	3/31/25	(37,289,688)	815,500
Total - Futures Short				874,797
Total				$(3,026,426)
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of December 31, 2024.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2024
Interest Rate Contracts
Asset Derivatives:
*Futures contracts	$874,797
Liability Derivatives:
*Futures contracts	$3,901,223

*
The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
16 |

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments
December 31, 2024
The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s
Statement of Operations for the year ended December 31, 2024.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended December 31, 2024
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Credit Contracts	Interest Rate Contracts	Total
Futures contracts	$-	$(2,400,836)	$(2,400,836)
Swap contracts	(3,988)	-	$(3,988)
Total	$(3,988)	$(2,400,836)	$(2,404,824)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Interest Rate Contracts
Futures contracts	$(7,092,751)
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Portfolio’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Year Ended December 31, 2024
Futures contracts:
Average notional amount of contracts - long	$265,115,325
Average notional amount of contracts - short	38,805,947

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$217,518	$—	$(217,518)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 17

Janus Henderson VIT Flexible Bond Portfolio
Notes to Schedule of Investments and Other Information

IBOR	Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate
TBA
(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the year ended December 31, 2024 is $237,072,445, which represents 38.2% of net assets.

ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See  Notes to Financial Statements.

‡
Variable or floating rate security. Rate shown is the current rate as of December 31, 2024. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of December 31, 2024.
#	Loaned security; a portion of the security is on loan at December 31, 2024.
μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of December 31, 2024)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38	9/24/2024	$300,954	$295,128	0.1%
The Portfolio has registration rights for certain restricted securities held as of December 31, 2024. The issuer incurs all registration costs.
18 |

Janus Henderson VIT Flexible Bond Portfolio
Notes to Schedule of Investments and Other Information
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of December 31, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$182,929,064	$-
Bank Loans and Mezzanine Loans	-	19,366,082	-
Corporate Bonds	-	171,848,666	-
Mortgage-Backed Securities	-	147,454,391	-
United States Treasury Notes/Bonds	-	78,305,325	-
Investment Companies	-	34,420,158	-
Investments Purchased with Cash Collateral from Securities Lending	-	224,650	-
Total Investments in Securities	$-	$634,548,336	$-
Other Financial Instruments(a):
Futures Contracts	874,797	-	-
Total Assets	$874,797	$634,548,336	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$3,901,223	$-	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

 | 19

Janus Henderson VIT Flexible Bond Portfolio
Statement of Assets and Liabilities
December 31, 2024

Assets:
Unaffiliated investments, at value (cost $608,569,764)(1)	$599,948,458
Affiliated investments, at value (cost $34,597,921)	34,599,878
Cash	34,278
Collateral for To Be Announced transactions	40,000
Deposits with brokers for futures	4,140,000
Variation margin receivable on futures contracts	104,057
Trustees' deferred compensation	17,194
Receivables:
Interest	4,357,804
TBA investments sold	1,041,009
Investments sold	578,367
Portfolio shares sold	321,229
Dividends from affiliates	139,811
Other assets	41,788
Total Assets	645,363,873
Liabilities:
Collateral for securities loaned (Note 3)	224,650
Variation margin payable on futures contracts	334,022
Payables:
TBA investments purchased	20,885,730
Investments purchased	2,288,501
Advisory fees	229,295
12b-1 Distribution and shareholder servicing fees	111,506
Portfolio shares repurchased	103,647
Professional fees	65,254
Transfer agent fees and expenses	28,566
Trustees' deferred compensation fees	17,194
Custodian fees	1,838
Affiliated portfolio administration fees payable	1,364
Trustees' fees and expenses	990
Accrued expenses and other payables	158,050
Total Liabilities	24,450,607
Commitments and contingent liabilities (Note 4)
Net Assets	$620,913,266
Net Assets Consist of:
Capital (par value and paid-in surplus)	$729,098,642
Total distributable earnings (loss)	(108,185,376)
Total Net Assets	$620,913,266
Net Assets - Institutional Shares	$114,305,680
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	11,724,500
Net Asset Value Per Share	$9.75
Net Assets - Service Shares	$506,607,586
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	46,585,126
Net Asset Value Per Share	$10.87

(1)	Includes $217,518 of securities on loan. See Note 3 in Notes to Financial Statements.
See Notes to Financial Statements.
20 | December 31, 2024

Janus Henderson VIT Flexible Bond Portfolio
Statement of Operations
For the year ended December 31, 2024

Investment Income:
Interest	$30,377,245
Dividends from affiliates	2,295,160
Affiliated securities lending income, net	97,617
Unaffiliated securities lending income, net	26,298
Other income	174,648
Total Investment Income	32,970,968
Expenses:
Advisory fees	3,056,342
12b-1 Distribution and shareholder servicing fees:
Service Shares	1,245,981
Transfer agent administrative fees and expenses:
Institutional Shares	57,064
Service Shares	249,196
Other transfer agent fees and expenses:
Institutional Shares	2,182
Service Shares	5,238
Non-affiliated portfolio administration fees	99,912
Professional fees	66,419
Shareholder reports expense	46,047
Registration fees	23,018
Affiliated portfolio administration fees	19,566
Custodian fees	14,941
Trustees' fees and expenses	12,870
Other expenses	174,932
Total Expenses	5,073,708
Less: Excess Expense Reimbursement and Waivers	(320,438)
Net Expenses	4,753,270
Net Investment Income/(Loss)	28,217,698
Net Realized Gain/(Loss) on Investments:
Investments	(849,197)
Investments in affiliates	1,548
Futures contracts	(2,400,836)
Swap contracts	(3,988)
Total Net Realized Gain/(Loss) on Investments	(3,252,473)
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	(7,394,406)
Investments in affiliates	(1,845)
Futures contracts	(7,092,751)
Total Change in Unrealized Net Appreciation/Depreciation	(14,489,002)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$10,476,223
See Notes to Financial Statements.
Janus Aspen Series | 21

Janus Henderson VIT Flexible Bond Portfolio
Statements of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Operations:
Net investment income/(loss)	$28,217,698	$22,229,253
Net realized gain/(loss) on investments	(3,252,473)	(32,794,565)
Change in unrealized net appreciation/depreciation	(14,489,002)	40,715,795
Net Increase/(Decrease) in Net Assets Resulting from Operations	10,476,223	30,150,483
Dividends and Distributions to Shareholders:
Institutional Shares	(5,594,686)	(4,813,510)
Service Shares	(21,282,595)	(16,984,971)
Net Decrease from Dividends and Distributions to Shareholders	(26,877,281)	(21,798,481)
Capital Share Transactions:
Institutional Shares	2,037,304	6,784,673
Service Shares	35,040,967	32,594,010
Net Increase/(Decrease) from Capital Share Transactions	37,078,271	39,378,683
Net Increase/(Decrease) in Net Assets	20,677,213	47,730,685
Net Assets:
Beginning of period	600,236,053	552,505,368
End of period	$620,913,266	$600,236,053
See Notes to Financial Statements.
22 | December 31, 2024

Janus Henderson VIT Flexible Bond Portfolio
Financial Highlights

Institutional Shares
For a share outstanding during the year ended December 31	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.06	$9.94	$12.05	$12.75	$11.88
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.48	0.41	0.26	0.21	0.28
Net realized and unrealized gain/(loss)	(0.29)	0.14	(1.90)	(0.33)	0.96
Total from Investment Operations	0.19	0.55	(1.64)	(0.12)	1.24
Less Dividends and Distributions:
Dividends (from net investment income)	(0.50)	(0.43)	(0.27)	(0.25)	(0.37)
Distributions (from capital gains)	—	—	(0.20)	(0.33)	—
Total Dividends and Distributions	(0.50)	(0.43)	(0.47)	(0.58)	(0.37)
Net Asset Value, End of Period	$9.75	$10.06	$9.94	$12.05	$12.75
Total Return*	1.86%	5.61%	(13.66)%	(0.90)%	10.48%
Net Assets, End of Period (in thousands)	$114,306	$115,746	$107,682	$136,115	$145,792
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.63%	0.64%	0.60%	0.59%	0.60%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.57%	0.57%	0.57%	0.58%	0.59%
Ratio of Net Investment Income/(Loss)	4.81%	4.07%	2.37%	1.72%	2.28%
Portfolio Turnover Rate(2)	188%	203%	182%	160%	139%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
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Janus Henderson VIT Flexible Bond Portfolio
Financial Highlights

Service Shares
For a share outstanding during the year ended December 31	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.16	$10.99	$13.27	$13.99	$12.99
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.51	0.42	0.25	0.20	0.28
Net realized and unrealized gain/(loss)	(0.33)	0.15	(2.09)	(0.37)	1.05
Total from Investment Operations	0.18	0.57	(1.84)	(0.17)	1.33
Less Dividends and Distributions:
Dividends (from net investment income)	(0.47)	(0.40)	(0.24)	(0.22)	(0.33)
Distributions (from capital gains)	—	—	(0.20)	(0.33)	—
Total Dividends and Distributions	(0.47)	(0.40)	(0.44)	(0.55)	(0.33)
Net Asset Value, End of Period	$10.87	$11.16	$10.99	$13.27	$13.99
Total Return*	1.63%	5.29%	(13.90)%	(1.18)%	10.33%
Net Assets, End of Period (in thousands)	$506,608	$484,490	$444,824	$547,915	$493,364
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.87%	0.88%	0.84%	0.84%	0.85%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.82%	0.82%	0.82%	0.82%	0.84%
Ratio of Net Investment Income/(Loss)	4.56%	3.83%	2.12%	1.47%	2.03%
Portfolio Turnover Rate(2)	188%	203%	182%	160%	139%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
24 | December 31, 2024

Janus Henderson VIT Flexible Bond Portfolio
Notes to Financial Statements
1.
Organization and Significant Accounting Policies
Janus Henderson VIT Flexible Bond Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 10 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks to obtain maximum total return, consistent with preservation of capital. The Portfolio is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Portfolio.
The Portfolio currently offers two classes of shares:  Institutional Shares and Service Shares. Each class represents an interest in the same portfolio of investments. Institutional Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans. Service Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants.
Shareholders, including participating insurance companies, as well as accounts, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (and which may differ from control as determined in accordance with
United States of America generally accepted accounting principles ("US GAAP")).
The Chief Financial Officer of the Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Portfolio operated as a single segment entity for the year ended December 31, 2024. The key indicator of performance of the Portfolio is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Portfolio and are in conformity with US GAAP.
Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they
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Janus Henderson VIT Flexible Bond Portfolio
Notes to Financial Statements
use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2024 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Portfolio classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Portfolio bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against
26 | December 31, 2024

Janus Henderson VIT Flexible Bond Portfolio
Notes to Financial Statements
the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).
The Portfolio may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Portfolio distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Derivative Instruments
The Portfolio may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolio may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Portfolio during the year ended December 31, 2024 is discussed in further detail below. A summary of derivative activity by the Portfolio is reflected in the tables at the end of the Schedule of Investments.
The Portfolio may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolio may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Portfolio’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
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Janus Henderson VIT Flexible Bond Portfolio
Notes to Financial Statements
In pursuit of its investment objective, the Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Portfolio’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Portfolio creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolio may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Portfolio may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Portfolio has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Portfolio’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Portfolio may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Portfolio is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective
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Janus Henderson VIT Flexible Bond Portfolio
Notes to Financial Statements
through its investments in futures contracts. The Portfolio may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date on the exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used.
Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
Securities held by the Portfolio that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Portfolio’s futures commission merchant.
With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the year, the Portfolio purchased interest rate futures to increase exposure to interest rate risk.
During the year, the Portfolio sold interest rate futures to decrease exposure to interest rate risk.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set  of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Portfolio. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Portfolio or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Portfolio. If the other party to a swap defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Portfolio utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Portfolio and reduce the Portfolio’s total return.
Swap agreements also bear the risk that the Portfolio will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Portfolio to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Portfolio will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Portfolio may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Portfolio may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Portfolio to losses, increase its costs, or prevent the Portfolio from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are
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Janus Henderson VIT Flexible Bond Portfolio
Notes to Financial Statements
valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades. The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Portfolio’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Portfolio’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the year is included in the Statement of Operations (if applicable).
The Portfolio’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty.
The Portfolio may enter into various types of credit default swap agreements, including OTC credit default swap agreements, for investment purposes, to add leverage to its Portfolio, or to hedge against widening credit spreads on high-yield/high-risk bonds. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Portfolio does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Portfolio had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. The Portfolio will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Portfolio may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Portfolio, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Portfolio.
As a buyer of credit protection, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Portfolio as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and potentially received no benefit from the contract.
If the Portfolio is the seller of credit protection against a particular security, the Portfolio would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Portfolio would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
The Portfolio may invest in CDXs. A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Portfolio holds a long position in a CDX, the Portfolio would indirectly bear its proportionate share of any expenses paid by a CDX. A Portfolio holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Portfolio could be exposed to illiquidity risk, counterparty risk, and credit risk of the issuers of the underlying loan obligations and of the CDX markets. If there is a default by the CDX counterparty, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Portfolio will not be able to meet its obligation to the counterparty.
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During the year, the Portfolio sold protection via the credit default swap market in order to gain credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
During the year, the Portfolio purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where reducing this exposure via the cash bond market was less attractive.
There were no credit default swaps held at December 31, 2024.
3.
Other Investments and Strategies
Market Risk
The Portfolio may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.
The value of the Portfolio’s portfolio may decrease if the value of one or more issuers in the Portfolio’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Portfolio invests. If the value of the Portfolio’s portfolio decreases, the Portfolio’s NAV will also decrease, which means if you sell your shares in the Portfolio you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Loans
The Portfolio may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Portfolio’s total assets. Below are descriptions of the types of loans held by the Portfolio as of December 31, 2024.
• Bank Loans – Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Portfolio’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.
• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as Secured Overnight Financing Rate ("SOFR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s
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default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Portfolio may invest in obligations of borrowers who are in bankruptcy proceedings. While the Portfolio generally expects to invest in fully funded term loans, certain of the loans in which the Portfolio may invest include revolving loans, bridge loans, and delayed draw term loans.
Purchasers of floating rate loans may pay and/or receive certain fees. The Portfolio may receive fees such as covenant waiver fees or prepayment penalty fees. The Portfolio may pay fees such as facility fees. Such fees may affect the Portfolio’s return.
• Mezzanine Loans – Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.
Mortgage- and Asset-Backed Securities
Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Portfolio may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Portfolio may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Restricted Security Transactions
Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
Sovereign Debt
The Portfolio may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest
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on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Portfolio may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Portfolio’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Portfolio may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Portfolio invests in non-U.S. sovereign debt, it may be subject to currency risk.
TBA Commitments
The Portfolio may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Portfolio will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the delivery of a specific security, the characteristics of the security delivered to the Portfolio may be less favorable than expected. If the counterparty to a transaction fails to deliver the security, the Portfolio could suffer a loss. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Collateral for To Be Announced
Transactions.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Portfolio may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Portfolio has committed to purchase prior to the time delivery of the securities is made. Because the Portfolio is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Portfolio’s other investments. If the other party to a transaction fails to deliver the securities, the Portfolio could miss a favorable price or yield opportunity. If the Portfolio remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage. If the Portfolio remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Portfolio has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Portfolio does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Portfolio could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Portfolio will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Portfolio may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
Counterparties
Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery,
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and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Portfolio does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.
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As of December 31, 2024, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $217,518. Gross amounts of recognized liabilities for securities lending (collateral received) as of December 31, 2024 is $224,650, resulting in the net amount due to the counterparty of $7,132.
Offsetting Assets and Liabilities
The Portfolio presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Portfolio's Schedule of Investments.
4.
Investment Advisory Agreements and Other Transactions with Affiliates
The Portfolio pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Portfolio’s contractual investment advisory fee rate (expressed as an annual rate).
Average Daily Net Assets of the Portfolio	Contractual Investment Advisory Fee (%)
First $300 Million	0.55
Over $300 Million	0.45
The Portfolio’s actual investment advisory fee rate for the reporting period was 0.50% of average annual net assets before any applicable waivers.
The Adviser has contractually agreed to waive the investment advisory fee and/or reimburse operating expenses to the extent that the Portfolio’s total annual fund operating expenses, excluding the 12b-1 distribution and shareholder servicing fees (applicable to Service Shares), transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.52% of the Portfolio’s average daily net assets for at least a one-year period commencing on April 29, 2024. If applicable, amounts waived and/or reimbursed to the Portfolio by the
Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Portfolio pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Portfolio, including providing office space for the Portfolio, and is reimbursed by the Portfolio for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Portfolio pays for some or all of the salaries, fees, and expenses of the Adviser employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Portfolio. These amounts are disclosed as “Affiliated portfolio administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Portfolio. Total compensation of $42,433 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended December 31, 2024. The Portfolio's portion is reported as part of
“Other expenses” on the Statement of Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Portfolio’s transfer agent. The Transfer Agent receives an administrative services fee at an annual rate of 0.05% of the average daily net assets of the Portfolio for arranging for the provision by participating insurance companies and qualified plan service providers of administrative services, including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided on behalf of contract holders or plan participants investing in the Portfolio. The Transfer Agent expects to use this entire fee to compensate insurance companies and qualified plan service providers for providing these services to their customers who invest in the Portfolio.
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The Transfer Agent is not compensated for internal services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Service Shares may pay the Trust’s distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Service Shares at an annual rate of up to 0.25% of the average daily net assets of the Service Shares. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to insurance companies and qualified plan service providers as compensation for distribution and/or shareholder services performed by such entities. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Portfolio as unrealized appreciation/(depreciation) and is included as of December 31, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended December 31, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the year ended December 31, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Portfolio's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Portfolio to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended December 31, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
5.
Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Portfolio must satisfy under the income tax regulations; (2) losses or deductions the Portfolio may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
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Other book to tax differences primarily consist of deferred compensation and derivatives. The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$3,832,092	$-	$(103,518,927)	$-	$(17,196)	$(8,481,345)
Accumulated capital losses noted below represent net capital loss carryovers, as of December 31, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended December 31, 2024
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(56,071,552)	$(47,447,375)	$(103,518,927)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$643,029,681	$3,525,633	$(12,006,978)	$(8,481,345)
Information on the tax components of derivatives as of December 31, 2024 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$(3,026,426)	$-	$-	$-
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended December 31, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$26,877,281	$-	$-	$-

For the year ended December 31, 2023
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$21,798,481	$-	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
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Janus Henderson VIT Flexible Bond Portfolio
Notes to Financial Statements
6.
Capital Share Transactions
	Year ended December 31, 2024		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Institutional Shares:
Shares sold	2,373,624	$23,606,494	2,231,460	$22,281,957
Reinvested dividends and distributions	567,683	5,594,686	482,279	4,813,510
Shares repurchased	(2,726,856)	(27,163,876)	(2,036,112)	(20,310,794)
Net Increase/(Decrease)	214,451	$2,037,304	677,627	$6,784,673
Service Shares:
Shares sold	8,421,397	$93,377,042	6,464,332	$71,398,401
Reinvested dividends and distributions	1,938,060	21,282,595	1,534,773	16,984,971
Shares repurchased	(7,171,510)	(79,618,670)	(5,064,707)	(55,789,362)
Net Increase/(Decrease)	3,187,947	$35,040,967	2,934,398	$32,594,010
7.
Purchases and Sales of Investment Securities
For the year ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$477,008,762	$396,117,260	$634,082,331	$677,821,569
8.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2024 and through the date of issuance of the Portfolio's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.
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Janus Henderson Flexible Bond Portfolio
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Aspen Series and Shareholders of Janus Henderson VIT Flexible Bond Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson VIT Flexible Bond Portfolio (one of the portfolios constituting Janus Aspen Series, referred to hereafter as the "Portfolio") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
February 20, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
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Janus Henderson Flexible Bond Portfolio
Designation Requirements (unaudited)
For federal income tax purposes, the Portfolio designated the following for the year ended December 31, 2024:
Section 163(j) Interest Dividend	100%
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Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Aspen Series. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Janus Henderson VIT Flexible Bond Portfolio
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:  (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Portfolios:
• For Janus Henderson Balanced Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Portfolio’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson VIT Flexible Bond Portfolio
Additional Information (unaudited)
• For Janus Henderson Forty Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Portfolio’s underperformance over various periods of time, while also noting that the Portfolio has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that 36-month end performance was not yet available because of the Portfolio’s inception date.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees considered the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Overseas Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Research Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service
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Janus Henderson VIT Flexible Bond Portfolio
Additional Information (unaudited)
quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Portfolio’s total expenses, net of applicable fee waivers (the Portfolio’s “total expenses”) as reflected in the comparative information provided by Broadridge:
• For Janus Henderson Balanced Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Portfolio’s expenses.
• For Janus Henderson Forty Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
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Janus Henderson VIT Flexible Bond Portfolio
Additional Information (unaudited)
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Overseas Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Portfolio’s expenses, although the limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Research Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable,
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Janus Henderson VIT Flexible Bond Portfolio
Additional Information (unaudited)
taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and
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Janus Henderson VIT Flexible Bond Portfolio
Additional Information (unaudited)
services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
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Notes
48 | December 31, 2024

Janus Henderson VIT Flexible Bond Portfolio
Notes
Janus Aspen Series | 49

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Portfolios distributed by Janus Henderson Distributors US LLC
109-02-81114 02-25

ANNUAL FINANCIAL STATEMENTS

December 31, 2024
Janus Henderson VIT Forty Portfolio
Janus Aspen Series

Janus Henderson VIT Forty Portfolio

Janus Henderson VIT Forty Portfolio
Schedule of Investments
December 31, 2024

	Shares	Value
Common Stocks – 98.7%
Aerospace & Defense – 2.2%
Howmet Aerospace Inc	234,942	$25,695,607
Beverages – 1.9%
Monster Beverage Corp*	428,249	22,508,767
Biotechnology – 4.3%
Argenx SE (ADR)*	32,845	20,199,675
Madrigal Pharmaceuticals Inc*	33,946	10,474,717
Vaxcyte Inc*	81,787	6,695,084
Vertex Pharmaceuticals Inc*	34,227	13,783,213
		51,152,689
Capital Markets – 3.4%
Blackstone Group Inc	136,280	23,497,398
Intercontinental Exchange Inc	112,794	16,807,434
		40,304,832
Chemicals – 1.2%
Linde PLC	34,186	14,312,653
Diversified Financial Services – 4.9%
Mastercard Inc - Class A	110,373	58,119,111
Electrical Equipment – 1.5%
Eaton Corp PLC	55,091	18,283,050
Health Care Providers & Services – 2.7%
UnitedHealth Group Inc	64,510	32,633,029
Hotels, Restaurants & Leisure – 7.4%
Booking Holdings Inc	8,348	41,476,370
DoorDash Inc - Class A*	86,623	14,531,008
DraftKings Inc*	398,930	14,840,196
Las Vegas Sands Corp	330,269	16,962,616
		87,810,190
Information Technology Services – 1.1%
Shopify Inc*	125,763	13,372,380
Insurance – 1.4%
Progressive Corp/The	72,209	17,301,998
Interactive Media & Services – 10.5%
Alphabet Inc - Class C	343,219	65,362,627
Meta Platforms Inc - Class A	100,471	58,826,775
		124,189,402
Life Sciences Tools & Services – 1.6%
Danaher Corp	82,535	18,945,909
Machinery – 1.2%
Deere & Co	32,636	13,827,873
Multiline Retail – 9.8%
Amazon.com Inc*	441,103	96,773,587
MercadoLibre Inc*	11,479	19,519,351
		116,292,938
Pharmaceuticals – 2.7%
Eli Lilly & Co	41,244	31,840,368
Semiconductor & Semiconductor Equipment – 18.9%
Applied Materials Inc	102,495	16,668,762
ASML Holding NV	26,968	18,690,982
Broadcom Inc	80,936	18,764,202
Marvell Technology Inc	293,245	32,388,910
NVIDIA Corp	774,876	104,058,098
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	170,357	33,643,804
		224,214,758
Software – 14.2%
Datadog Inc - Class A*	110,985	15,858,646
Microsoft Corp	268,244	113,064,846
Oracle Corp	235,220	39,197,061
		168,120,553
Specialized Real Estate Investment Trusts (REITs) – 1.2%
American Tower Corp	75,258	13,803,070
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 1

Janus Henderson VIT Forty Portfolio
Schedule of Investments
December 31, 2024
	Shares	Value
Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 6.6%
Apple Inc	311,963	$78,121,774
Total Common Stocks (cost $610,480,610)		1,170,850,951
Investment Companies – 1.3%
Money Markets – 1.3%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº,£ (cost $15,759,577)	15,756,426	15,759,577
Total Investments (total cost $626,240,187) – 100.0%		1,186,610,528
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(363,914)
Net Assets – 100%		$1,186,246,614

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$1,081,184,336	91.1%
Taiwan	33,643,804	2.8
Belgium	20,199,675	1.7
Argentina	19,519,351	1.7
Netherlands	18,690,982	1.6
Canada	13,372,380	1.1
Total	$1,186,610,528	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/24	Ending Shares	Dividend Income
Investment Companies - 1.3%
Money Markets - 1.3%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº
	$14,478,003	$257,091,174	$(255,809,371)	$127	$(356)	$15,759,577	15,756,426	$852,467
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.3732%ºº
	1,156,686	25,542,337	(26,699,023)	-	-	-	-	728 ∆
Total Affiliated Investments - 1.3%
	$15,634,689	$282,633,511	$(282,508,394)	$127	$(356)	$15,759,577	15,756,426	$853,195
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  |

Janus Henderson VIT Forty Portfolio
Notes to Schedule of Investments and Other Information

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of December 31, 2024.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of December 31, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$1,170,850,951	$-	$-
Investment Companies	-	15,759,577	-
Total Assets	$1,170,850,951	$15,759,577	$-
 | 3

Janus Henderson VIT Forty Portfolio
Statement of Assets and Liabilities
December 31, 2024

Assets:
Unaffiliated investments, at value (cost $610,480,610)	$1,170,850,951
Affiliated investments, at value (cost $15,759,577)	15,759,577
Trustees' deferred compensation	32,866
Receivables:
Portfolio shares sold	460,819
Dividends	279,921
Dividends from affiliates	49,397
Foreign tax reclaims	7,160
Other assets	10,253
Total Assets	1,187,450,944
Liabilities:
Payables:
Advisory fees	561,723
Portfolio shares repurchased	299,320
12b-1 Distribution and shareholder servicing fees	154,625
Transfer agent fees and expenses	55,816
Professional fees	50,908
Trustees' deferred compensation fees	32,866
Affiliated portfolio administration fees payable	2,679
Trustees' fees and expenses	1,743
Custodian fees	1,249
Accrued expenses and other payables	43,401
Total Liabilities	1,204,330
Net Assets	$1,186,246,614
Net Assets Consist of:
Capital (par value and paid-in surplus)	$468,117,845
Total distributable earnings (loss)	718,128,769
Total Net Assets	$1,186,246,614
Net Assets - Institutional Shares	$501,365,534
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	8,737,273
Net Asset Value Per Share	$57.38
Net Assets - Service Shares	$684,881,080
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	13,413,332
Net Asset Value Per Share	$51.06
See Notes to Financial Statements.
4  | December 31, 2024

Janus Henderson VIT Forty Portfolio
Statement of Operations
For the year ended December 31, 2024

Investment Income:
Dividends	$7,850,466
Dividends from affiliates	852,467
Affiliated securities lending income, net	728
Unaffiliated securities lending income, net	207
Other income	1,938
Foreign tax withheld	(116,442)
Total Investment Income	8,589,364
Expenses:
Advisory fees	5,808,786
12b-1 Distribution and shareholder servicing fees:
Service Shares	1,673,624
Transfer agent administrative fees and expenses:
Institutional Shares	237,574
Service Shares	334,725
Other transfer agent fees and expenses:
Institutional Shares	7,838
Service Shares	6,363
Professional fees	52,414
Affiliated portfolio administration fees	36,840
Shareholder reports expense	26,273
Trustees' fees and expenses	24,579
Registration fees	20,871
Custodian fees	9,205
Other expenses	96,558
Total Expenses	8,335,650
Net Investment Income/(Loss)	253,714
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	162,382,392
Investments in affiliates	127
Total Net Realized Gain/(Loss) on Investments	162,382,519
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	116,306,980
Investments in affiliates	(356)
Total Change in Unrealized Net Appreciation/Depreciation	116,306,624
Net Increase/(Decrease) in Net Assets Resulting from Operations	$278,942,857
See Notes to Financial Statements.
Janus Aspen Series | 5

Janus Henderson VIT Forty Portfolio
Statements of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Operations:
Net investment income/(loss)	$253,714	$2,250,559
Net realized gain/(loss) on investments	162,382,519	93,019,655
Change in unrealized net appreciation/depreciation	116,306,624	208,524,248
Net Increase/(Decrease) in Net Assets Resulting from Operations	278,942,857	303,794,462
Dividends and Distributions to Shareholders:
Institutional Shares	(27,357,191)	(721,329)
Service Shares	(42,980,210)	(677,823)
Net Decrease from Dividends and Distributions to Shareholders	(70,337,401)	(1,399,152)
Capital Share Transactions:
Institutional Shares	(5,487,981)	(22,314,450)
Service Shares	(44,853,261)	(44,235,945)
Net Increase/(Decrease) from Capital Share Transactions	(50,341,242)	(66,550,395)
Net Increase/(Decrease) in Net Assets	158,264,214	235,844,915
Net Assets:
Beginning of period	1,027,982,400	792,137,485
End of period	$1,186,246,614	$1,027,982,400
See Notes to Financial Statements.
6  | December 31, 2024

Janus Henderson VIT Forty Portfolio
Financial Highlights

Institutional Shares
For a share outstanding during the year ended December 31	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$47.35	$33.89	$61.75	$57.00	$44.38
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.09	0.16	0.10	(0.15)	(0.01)
Net realized and unrealized gain/(loss)	13.14	13.38	(20.82)	12.39	16.29
Total from Investment Operations	13.23	13.54	(20.72)	12.24	16.28
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)	(0.08)	(0.07)	—	(0.14)
Distributions (from capital gains)	(3.14)	—	(7.07)	(7.49)	(3.52)
Total Dividends and Distributions	(3.20)	(0.08)	(7.14)	(7.49)	(3.66)
Net Asset Value, End of Period	$57.38	$47.35	$33.89	$61.75	$57.00
Total Return*	28.47%	39.96%	(33.55)%	22.90%	39.40%
Net Assets, End of Period (in thousands)	$501,366	$418,209	$317,938	$523,822	$462,216
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.58%	0.55%	0.55%	0.77%	0.76%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.58%	0.55%	0.55%	0.77%	0.76%
Ratio of Net Investment Income/(Loss)	0.17%	0.39%	0.25%	(0.25)%	(0.02)%
Portfolio Turnover Rate	36%	36%	39%	31%	41%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Aspen Series | 7

Janus Henderson VIT Forty Portfolio
Financial Highlights

Service Shares
For a share outstanding during the year ended December 31	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$42.49	$30.46	$56.64	$52.96	$41.53
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.04)	0.05	— (2)	(0.28)	(0.12)
Net realized and unrealized gain/(loss)	11.76	12.03	(19.09)	11.45	15.15
Total from Investment Operations	11.72	12.08	(19.09)	11.17	15.03
Less Dividends and Distributions:
Dividends (from net investment income)	(0.01)	(0.05)	(0.02)	—	(0.08)
Distributions (from capital gains)	(3.14)	—	(7.07)	(7.49)	(3.52)
Total Dividends and Distributions	(3.15)	(0.05)	(7.09)	(7.49)	(3.60)
Net Asset Value, End of Period	$51.06	$42.49	$30.46	$56.64	$52.96
Total Return*	28.14%	39.65%	(33.73)%	22.60%	39.03%
Net Assets, End of Period (in thousands)	$684,881	$609,773	$474,200	$718,925	$634,393
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.83%	0.80%	0.80%	1.02%	1.01%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.83%	0.80%	0.80%	1.02%	1.01%
Ratio of Net Investment Income/(Loss)	(0.08)%	0.14%	0.00% (3)	(0.50)%	(0.27)%
Portfolio Turnover Rate	36%	36%	39%	31%	41%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Less than 0.005%.
See Notes to Financial Statements.
8  | December 31, 2024

Janus Henderson VIT Forty Portfolio
Notes to Financial Statements
1.
Organization and Significant Accounting Policies
Janus Henderson VIT Forty Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 10 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks long-term growth of capital. The Portfolio is classified as nondiversified, as defined in the
1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Portfolio.
The Portfolio currently offers two classes of shares:  Institutional Shares and Service Shares. Each class represents an interest in the same portfolio of investments. Institutional Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans. Service Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants.
Shareholders, including participating insurance companies, as well as accounts, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (and which may differ from control as determined in accordance with
United States of America generally accepted accounting principles ("US GAAP")).
The Chief Financial Officer of the Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Portfolio operated as a single segment entity for the year ended December 31, 2024. The key indicator of performance of the Portfolio is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Portfolio and are in conformity with US GAAP.
Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of
Janus Aspen Series | 9

Janus Henderson VIT Forty Portfolio
Notes to Financial Statements
such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2024 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Portfolio classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Portfolio bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
10 | December 31, 2024

Janus Henderson VIT Forty Portfolio
Notes to Financial Statements
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).
The Portfolio may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Portfolio distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Other Investments and Strategies
Market Risk
The value of the Portfolio’s portfolio may decrease if the value of one or more issuers in the Portfolio’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Portfolio invests. If the value of the Portfolio’s portfolio decreases, the Portfolio’s NAV will also decrease, which means if you sell your shares in the Portfolio you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest,
Janus Aspen Series | 11

Janus Henderson VIT Forty Portfolio
Notes to Financial Statements
financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Counterparties
Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.
The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Portfolio does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee
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Janus Henderson VIT Forty Portfolio
Notes to Financial Statements
of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.
There were no securities on loan as of December 31, 2024.
3.
Investment Advisory Agreements and Other Transactions with Affiliates
The Portfolio pays the Adviser an investment advisory fee rate that may adjust up or down based on the Portfolio’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Portfolio consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Portfolio’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Portfolio’s average daily net assets based on the Portfolio’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of the Portfolio’s Service Shares for the performance measurement period is used to calculate the Performance Adjustment. The Portfolio’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.64%, and the Portfolio’s benchmark index used in the calculation is the Russell 1000® Growth Index.
No Performance Adjustment is applied unless the difference between the Portfolio’s investment performance and the cumulative investment record of the Portfolio’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Portfolio outperforms or underperforms its benchmark index, up to the Portfolio’s full performance rate of ±8.50%. Because the Performance Adjustment is tied to a Portfolio’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Portfolio’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Portfolio’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Portfolio is calculated net of expenses whereas the Portfolio’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Portfolio and the Portfolio’s benchmark index.
The Portfolio’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the year ended December 31, 2024, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.51%.
The Adviser serves as administrator to the Portfolio pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Portfolio, including providing office space for the Portfolio, and is reimbursed by the Portfolio for certain of its costs in providing these services (to the extent the Adviser seeks
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Janus Henderson VIT Forty Portfolio
Notes to Financial Statements
reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Portfolio pays for some or all of the salaries, fees, and expenses of the Adviser employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Portfolio. These amounts are disclosed as “Affiliated portfolio administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Portfolio. Total compensation of $42,433 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended December 31, 2024. The Portfolio's portion is reported as part of
“Other expenses” on the Statement of Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Portfolio’s transfer agent. The Transfer Agent receives an administrative services fee at an annual rate of 0.05% of the average daily net assets of the Portfolio for arranging for the provision by participating insurance companies and qualified plan service providers of administrative services, including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided on behalf of contract holders or plan participants investing in the Portfolio. The Transfer Agent expects to use this entire fee to compensate insurance companies and qualified plan service providers for providing these services to their customers who invest in the Portfolio.
The Transfer Agent is not compensated for internal services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Service Shares may pay the Trust’s distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Service Shares at an annual rate of up to 0.25% of the average daily net assets of the Service Shares. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to insurance companies and qualified plan service providers as compensation for distribution and/or shareholder services performed by such entities. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Portfolio as unrealized appreciation/(depreciation) and is included as of December 31, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended December 31, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the year ended December 31, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting
14 | December 31, 2024

Janus Henderson VIT Forty Portfolio
Notes to Financial Statements
market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Portfolio's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Portfolio to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended December 31, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
4.
Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Portfolio must satisfy under the income tax regulations; (2) losses or deductions the Portfolio may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation. The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$3,394,377	$154,860,183	$-	$-	$(30,149)	$559,904,358
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$626,706,170	$569,222,892	$(9,318,534)	$559,904,358
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended December 31, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$584,880	$69,752,521	$-	$-

For the year ended December 31, 2023
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$1,399,152	$-	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
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Notes to Financial Statements
5.
Capital Share Transactions
	Year ended December 31, 2024		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Institutional Shares:
Shares sold	535,504	$28,728,586	581,746	$23,521,761
Reinvested dividends and distributions	514,620	27,357,191	15,519	721,329
Shares repurchased	(1,144,476)	(61,573,758)	(1,148,271)	(46,557,540)
Net Increase/(Decrease)	(94,352)	$(5,487,981)	(551,006)	$(22,314,450)
Service Shares:
Shares sold	1,203,230	$57,428,664	1,090,100	$40,342,648
Reinvested dividends and distributions	907,330	42,980,210	16,251	677,823
Shares repurchased	(3,049,060)	(145,262,135)	(2,322,499)	(85,256,416)
Net Increase/(Decrease)	(938,500)	$(44,853,261)	(1,216,148)	$(44,235,945)
6.
Purchases and Sales of Investment Securities
For the year ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$403,444,234	$524,697,727	$-	$-
7.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2024 and through the date of issuance of the Portfolio's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.
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Janus Henderson Forty Portfolio
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Aspen Series and Shareholders of Janus Henderson VIT Forty Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson VIT Forty Portfolio (one of the portfolios constituting Janus Aspen Series, referred to hereafter as the "Portfolio") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
February 20, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
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Janus Henderson Forty Portfolio
Designation Requirements (unaudited)
For federal income tax purposes, the Portfolio designated the following for the year ended December 31, 2024:
Section 163(j) Interest Dividend	49%
Capital Gain Distributions	$69,752,521
Dividends Received Deduction Percentage	100%
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Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Aspen Series. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:  (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Portfolios:
• For Janus Henderson Balanced Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Portfolio’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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Additional Information (unaudited)
• For Janus Henderson Forty Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Portfolio’s underperformance over various periods of time, while also noting that the Portfolio has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that 36-month end performance was not yet available because of the Portfolio’s inception date.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees considered the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Overseas Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Research Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service
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Additional Information (unaudited)
quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Portfolio’s total expenses, net of applicable fee waivers (the Portfolio’s “total expenses”) as reflected in the comparative information provided by Broadridge:
• For Janus Henderson Balanced Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Portfolio’s expenses.
• For Janus Henderson Forty Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
22 | December 31, 2024

Janus Henderson VIT Forty Portfolio
Additional Information (unaudited)
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Overseas Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Portfolio’s expenses, although the limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Research Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable,
Janus Aspen Series | 23

Janus Henderson VIT Forty Portfolio
Additional Information (unaudited)
taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and
24 | December 31, 2024

Janus Henderson VIT Forty Portfolio
Additional Information (unaudited)
services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Aspen Series | 25

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Portfolios distributed by Janus Henderson Distributors US LLC
109-02-81115 02-25

ANNUAL FINANCIAL STATEMENTS

December 31, 2024
Janus Henderson VIT Global Research Portfolio
Janus Aspen Series

Janus Henderson VIT Global Research Portfolio

Janus Henderson VIT Global Research Portfolio
Schedule of Investments
December 31, 2024

	Shares	Value
Common Stocks – 98.6%
Aerospace & Defense – 3.2%
BAE Systems PLC	794,620	$11,397,842
General Electric Co	75,909	12,660,862
Howmet Aerospace Inc	52,984	5,794,860
		29,853,564
Automobiles – 0.7%
Toyota Motor Corp	327,900	6,464,267
Banks – 6.6%
BNP Paribas SA	127,840	7,828,252
Erste Group Bank AG	137,191	8,475,238
HDFC Bank Ltd	230,298	4,763,940
JPMorgan Chase & Co	86,455	20,724,128
Natwest Group PLC	2,166,278	10,901,976
UniCredit SpA	226,813	9,054,094
		61,747,628
Beverages – 2.0%
Constellation Brands Inc - Class A	25,931	5,730,751
Monster Beverage Corp*	166,585	8,755,707
Pernod Ricard SA	36,574	4,089,937
		18,576,395
Biotechnology – 1.9%
AbbVie Inc	8,292	1,473,488
Amgen Inc	11,873	3,094,579
Argenx SE (ADR)*	5,604	3,446,460
Ascendis Pharma A/S (ADR)*	14,495	1,995,527
Sarepta Therapeutics Inc*	7,748	942,079
Vaxcyte Inc*	21,825	1,786,595
Vertex Pharmaceuticals Inc*	12,335	4,967,304
		17,706,032
Capital Markets – 3.7%
Ares Management Corp - Class A	36,745	6,504,967
Blackstone Group Inc	42,374	7,306,125
Charles Schwab Corp	84,326	6,240,967
LPL Financial Holdings Inc	23,448	7,656,007
Morgan Stanley	55,230	6,943,516
		34,651,582
Commercial Services & Supplies – 0.2%
Rentokil Initial PLC (ADR)	85,664	2,169,012
Consumer Finance – 1.3%
Capital One Financial Corp	49,242	8,780,833
OneMain Holdings Inc	58,437	3,046,321
		11,827,154
Diversified Financial Services – 4.1%
Apollo Global Management Inc	39,836	6,579,314
Global Payments Inc	28,656	3,211,191
Mastercard Inc - Class A	28,421	14,965,646
Visa Inc	44,623	14,102,653
		38,858,804
Electric Utilities – 0.6%
Xcel Energy Inc	79,474	5,366,085
Electrical Equipment – 0.6%
Eaton Corp PLC	16,900	5,608,603
Electronic Equipment, Instruments & Components – 1.2%
Hexagon AB - Class B	1,143,769	10,857,732
Entertainment – 2.3%
Liberty Media Corp-Liberty Formula One - Series C*	116,655	10,809,252
Netflix Inc*	11,363	10,128,069
Spotify Technology SA*	2,313	1,034,790
		21,972,111
Health Care Equipment & Supplies – 1.6%
Abbott Laboratories	43,785	4,952,521
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 1

Janus Henderson VIT Global Research Portfolio
Schedule of Investments
December 31, 2024
	Shares	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
Boston Scientific Corp*	47,717	$4,262,083
Lantheus Holdings Inc*	28,705	2,567,949
Stryker Corp	9,596	3,455,040
		15,237,593
Health Care Providers & Services – 1.4%
McKesson Corp	6,598	3,760,266
UnitedHealth Group Inc	19,255	9,740,335
		13,500,601
Hotels, Restaurants & Leisure – 3.3%
Booking Holdings Inc	2,490	12,371,366
DoorDash Inc - Class A*	24,774	4,155,839
Entain PLC	512,807	4,391,296
McDonald's Corp	33,106	9,597,098
		30,515,599
Independent Power and Renewable Electricity Producers – 1.9%
RWE AG	99,175	2,960,835
Vistra Corp	110,972	15,299,710
		18,260,545
Industrial Conglomerates – 2.0%
3M Co	96,663	12,478,226
Honeywell International Inc	28,712	6,485,754
		18,963,980
Insurance – 3.0%
AIA Group Ltd	456,400	3,301,672
Arthur J Gallagher & Co	24,933	7,077,232
Beazley PLC	493,581	5,030,450
Progressive Corp/The	54,127	12,969,371
		28,378,725
Interactive Media & Services – 6.9%
Alphabet Inc - Class C	211,803	40,335,764
Meta Platforms Inc - Class A	40,824	23,902,860
		64,238,624
Life Sciences Tools & Services – 0.5%
Thermo Fisher Scientific Inc	8,734	4,543,689
Machinery – 2.8%
Alstom SA*	449,468	10,038,455
Atlas Copco AB - Class A	553,368	8,469,410
Deere & Co	17,874	7,573,214
		26,081,079
Metals & Mining – 1.2%
Rio Tinto PLC	53,762	3,164,132
Teck Resources Ltd	206,571	8,376,093
		11,540,225
Multiline Retail – 3.5%
Amazon.com Inc*	149,185	32,729,697
Oil, Gas & Consumable Fuels – 3.8%
Canadian Natural Resources Ltd	137,519	4,246,221
Cheniere Energy Inc	12,910	2,773,972
Chevron Corp	30,877	4,472,225
ConocoPhillips	46,656	4,626,876
EOG Resources Inc	27,459	3,365,924
Marathon Petroleum Corp	4,966	692,757
Suncor Energy Inc	118,815	4,241,562
TC Energy Corp	149,555	6,970,493
TotalEnergies SE	70,948	3,941,934
		35,331,964
Personal Products – 1.7%
Unilever PLC	282,774	16,022,788
Pharmaceuticals – 4.9%
AstraZeneca PLC	71,063	9,249,156
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | December 31, 2024

Janus Henderson VIT Global Research Portfolio
Schedule of Investments
December 31, 2024
	Shares	Value
Common Stocks – (continued)
Pharmaceuticals – (continued)
Eli Lilly & Co	15,749	$12,158,228
Johnson & Johnson	76,289	11,032,915
Merck & Co Inc	18,463	1,836,699
Novo Nordisk A/S - Class B	43,373	3,733,565
Sanofi	85,318	8,249,387
		46,259,950
Professional Services – 0.6%
Booz Allen Hamilton Holding Corp	44,276	5,698,321
Road & Rail – 0.4%
Uber Technologies Inc*	65,253	3,936,061
Semiconductor & Semiconductor Equipment – 12.0%
Advanced Micro Devices Inc*	7,737	934,552
Analog Devices Inc	13,348	2,835,916
Applied Materials Inc	8,516	1,384,957
ASML Holding NV	15,678	11,024,471
Broadcom Inc	79,942	18,533,753
Lam Research Corp	40,229	2,905,741
Marvell Technology Inc	49,477	5,464,735
NVIDIA Corp	415,442	55,789,706
Taiwan Semiconductor Manufacturing Co Ltd	420,000	13,715,939
		112,589,770
Software – 9.9%
Autodesk Inc*	21,352	6,311,011
Cadence Design Systems Inc*	9,540	2,866,388
Constellation Software Inc/Canada	1,364	4,218,227
Datadog Inc - Class A*	24,841	3,549,530
Intuit Inc	5,037	3,165,755
Microsoft Corp	118,193	49,818,350
Oracle Corp	24,739	4,122,507
Salesforce.com Inc	18,480	6,178,418
ServiceNow Inc*	4,562	4,836,267
Synopsys Inc*	15,240	7,396,886
		92,463,339
Specialty Retail – 1.7%
O'Reilly Automotive Inc*	6,584	7,807,307
TJX Cos Inc	70,893	8,564,584
		16,371,891
Technology Hardware, Storage & Peripherals – 3.7%
Apple Inc	137,474	34,426,239
Textiles, Apparel & Luxury Goods – 1.2%
LVMH Moet Hennessy Louis Vuitton SE	8,398	5,490,570
Moncler SpA	39,645	2,105,414
NIKE Inc - Class B	42,664	3,228,385
		10,824,369
Trading Companies & Distributors – 1.2%
Ferguson Enterprises Inc/DE	64,702	11,223,696
Wireless Telecommunication Services – 1.0%
T-Mobile US Inc	43,287	9,554,740
Total Common Stocks (cost $521,174,907)		924,352,454
Preferred Stocks – 0.8%
Automobiles – 0.8%
Dr Ing hc F Porsche AGž (cost $10,188,032)	118,581	7,171,876
Private Placements – 0%
Health Care Providers & Services – 0%
API Holdings Private Ltd*,¢,§ (cost $2,347,416)	3,231,470	187,225
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 3

Janus Henderson VIT Global Research Portfolio
Schedule of Investments
December 31, 2024
	Shares	Value
Investment Companies – 0.3%
Money Markets – 0.3%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº,£ (cost $3,248,072)	3,247,422	$3,248,072
Total Investments (total cost $536,958,427) – 99.7%		934,959,627
Cash, Receivables and Other Assets, net of Liabilities – 0.3%		2,585,125
Net Assets – 100%		$937,544,752

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$706,179,389	75.5%
United Kingdom	46,303,864	4.9
France	39,638,535	4.2
Canada	28,052,596	3.0
Netherlands	27,047,259	2.9
Sweden	20,361,932	2.2
Taiwan	13,715,939	1.5
Italy	11,159,508	1.2
Germany	10,132,711	1.1
Austria	8,475,238	0.9
Japan	6,464,267	0.7
Denmark	5,729,092	0.6
India	4,951,165	0.5
Belgium	3,446,460	0.4
Hong Kong	3,301,672	0.4
Total	$934,959,627	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/24	Ending Shares	Dividend Income
Investment Companies - 0.3%
Money Markets - 0.3%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº
	$794,382	$105,968,021	$(103,514,175)	$(156)	$-	$3,248,072	3,247,422	$218,934
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.3732%ºº
	-	61,524,386	(61,524,386)	-	-	-	-	25,627 ∆
Total Affiliated Investments - 0.3%
	$794,382	$167,492,407	$(165,038,561)	$(156)	$-	$3,248,072	3,247,422	$244,561
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | December 31, 2024

Janus Henderson VIT Global Research Portfolio
Schedule of Investments
December 31, 2024

Schedule of Total Return Swaps
Counterparty/ Return Paid by the Portfolio	Return Received by the Portfolio	Payment Frequency	Termination Date	Notional Amount		Swap Contracts, at Value and Unrealized Appreciation/ (Depreciation)
UBS AG, London Branch:
Euro short-term rate + 0.55%	Ryanair Holdings PLC	At Maturity	2/24/25	3,680,728	EUR	$165,211
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of December 31, 2024.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2024
Equity Contracts
Asset Derivatives:
Swaps - OTC, at value	$165,211
The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s
Statement of Operations for the year ended December 31, 2024.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended December 31, 2024
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Equity Contracts
Swap contracts	$39,160

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Equity Contracts
Swap contracts	$165,211
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Portfolio’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Year Ended December 31, 2024
Total return swaps:
Average notional amount	$3,397,595
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 5

Janus Henderson VIT Global Research Portfolio
Schedule of Investments
December 31, 2024

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
UBS AG, London Branch	$165,211	$—	$—	$165,211

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  | December 31, 2024

Janus Henderson VIT Global Research Portfolio
Notes to Schedule of Investments and Other Information

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the year ended December 31, 2024 is $7,171,876, which represents 0.8% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of December 31, 2024.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the year ended December 31, 2024 is $187,225, which represents 0.0% of net assets.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of December 31, 2024)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
API Holdings Private Ltd	9/27/21	$2,347,416	$187,225	0.0%
The Portfolio has registration rights for certain restricted securities held as of December 31, 2024. The issuer incurs all registration costs.
Janus Aspen Series | 7

Janus Henderson VIT Global Research Portfolio
Notes to Schedule of Investments and Other Information
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of December 31, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Aerospace & Defense	$18,455,722	$11,397,842	$-
Automobiles	-	6,464,267	-
Banks	20,724,128	41,023,500	-
Beverages	14,486,458	4,089,937	-
Electronic Equipment, Instruments & Components	-	10,857,732	-
Hotels, Restaurants & Leisure	26,124,303	4,391,296	-
Independent Power and Renewable Electricity Producers	15,299,710	2,960,835	-
Insurance	20,046,603	8,332,122	-
Machinery	7,573,214	18,507,865	-
Metals & Mining	8,376,093	3,164,132	-
Oil, Gas & Consumable Fuels	31,390,030	3,941,934	-
Personal Products	-	16,022,788	-
Pharmaceuticals	25,027,842	21,232,108	-
Semiconductor & Semiconductor Equipment	87,849,360	24,740,410	-
Textiles, Apparel & Luxury Goods	3,228,385	7,595,984	-
Trading Companies & Distributors	-	11,223,696	-
All Other	449,824,158	-	-
Preferred Stocks	-	7,171,876	-
Private Placements	-	-	187,225
Investment Companies	-	3,248,072	-
Total Investments in Securities	$728,406,006	$206,366,396	$187,225
Other Financial Instruments(a):
OTC Swaps	-	165,211	-
Total Assets	$728,406,006	$206,531,607	$187,225

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

8  | December 31, 2024

Janus Henderson VIT Global Research Portfolio
Statement of Assets and Liabilities
December 31, 2024

Assets:
Unaffiliated investments, at value (cost $533,710,355)	$931,711,555
Affiliated investments, at value (cost $3,248,072)	3,248,072
Cash denominated in foreign currency (cost $11)	11
OTC swap contracts, at value (premium paid/received $0)	165,211
Trustees' deferred compensation	25,944
Receivables:
Portfolio shares sold	1,360,623
Investments sold	1,008,470
Foreign tax reclaims	556,900
Dividends	334,107
Dividends and interest on swap contracts	39,160
Dividends from affiliates	19,333
Other assets	9,028
Total Assets	938,478,414
Liabilities:
Payables:
Advisory fees	569,275
Portfolio shares repurchased	91,719
Professional fees	68,702
12b-1 Distribution and shareholder servicing fees	61,476
Transfer agent fees and expenses	44,026
Trustees' deferred compensation fees	25,944
Custodian fees	4,451
Affiliated portfolio administration fees payable	2,096
Trustees' fees and expenses	1,392
Accrued expenses and other payables	64,581
Total Liabilities	933,662
Net Assets	$937,544,752
Net Assets Consist of:
Capital (par value and paid-in surplus)	$452,251,951
Total distributable earnings (loss)	485,292,801
Total Net Assets	$937,544,752
Net Assets - Institutional Shares	$661,846,837
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	9,115,864
Net Asset Value Per Share	$72.60
Net Assets - Service Shares	$275,697,915
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	3,940,270
Net Asset Value Per Share	$69.97
See Notes to Financial Statements.
Janus Aspen Series | 9

Janus Henderson VIT Global Research Portfolio
Statement of Operations
For the year ended December 31, 2024

Investment Income:
Dividends	$13,511,421
Dividends from affiliates	218,934
Affiliated securities lending income, net	25,627
Unaffiliated securities lending income, net	6,200
Other income	3,640
Foreign tax withheld	(715,194)
Total Investment Income	13,050,628
Expenses:
Advisory fees	5,677,009
12b-1 Distribution and shareholder servicing fees:
Service Shares	651,969
Transfer agent administrative fees and expenses:
Institutional Shares	322,603
Service Shares	131,246
Other transfer agent fees and expenses:
Institutional Shares	10,886
Service Shares	2,621
Professional fees	68,465
Shareholder reports expense	40,146
Custodian fees	37,871
Affiliated portfolio administration fees	28,946
Registration fees	24,447
Trustees' fees and expenses	19,304
Other expenses	117,018
Total Expenses	7,132,531
Net Investment Income/(Loss)	5,918,097
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	87,135,272
Investments in affiliates	(156)
Swap contracts	39,160
Total Net Realized Gain/(Loss) on Investments	87,174,276
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	91,961,060
Swap contracts	165,211
Total Change in Unrealized Net Appreciation/Depreciation	92,126,271
Net Increase/(Decrease) in Net Assets Resulting from Operations	$185,218,644
See Notes to Financial Statements.
10 | December 31, 2024

Janus Henderson VIT Global Research Portfolio
Statements of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Operations:
Net investment income/(loss)	$5,918,097	$6,400,585
Net realized gain/(loss) on investments	87,174,276	29,246,189
Change in unrealized net appreciation/depreciation	92,126,271	139,443,372
Net Increase/(Decrease) in Net Assets Resulting from Operations	185,218,644	175,090,146
Dividends and Distributions to Shareholders:
Institutional Shares	(25,203,588)	(19,669,882)
Service Shares	(10,059,820)	(7,852,295)
Net Decrease from Dividends and Distributions to Shareholders	(35,263,408)	(27,522,177)
Capital Share Transactions:
Institutional Shares	(19,041,927)	(13,530,466)
Service Shares	1,611,606	(10,719,436)
Net Increase/(Decrease) from Capital Share Transactions	(17,430,321)	(24,249,902)
Net Increase/(Decrease) in Net Assets	132,524,915	123,318,067
Net Assets:
Beginning of period	805,019,837	681,701,770
End of period	$937,544,752	$805,019,837
See Notes to Financial Statements.
Janus Aspen Series | 11

Janus Henderson VIT Global Research Portfolio
Financial Highlights

Institutional Shares
For a share outstanding during the year ended December 31	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$61.10	$50.02	$71.28	$63.62	$56.59
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.50	0.52	0.53	0.39	0.39
Net realized and unrealized gain/(loss)	13.77	12.67	(14.52)	10.90	10.04
Total from Investment Operations	14.27	13.19	(13.99)	11.29	10.43
Less Dividends and Distributions:
Dividends (from net investment income)	(0.53)	(0.52)	(0.60)	(0.36)	(0.41)
Distributions (from capital gains)	(2.24)	(1.59)	(6.67)	(3.27)	(2.99)
Total Dividends and Distributions	(2.77)	(2.11)	(7.27)	(3.63)	(3.40)
Net Asset Value, End of Period	$72.60	$61.10	$50.02	$71.28	$63.62
Total Return*	23.58%	26.78%	(19.41)%	18.09%	20.06%
Net Assets, End of Period (in thousands)	$661,847	$573,846	$482,188	$653,853	$600,868
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.72%	0.61%	0.64%	0.77%	0.84%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.72%	0.61%	0.64%	0.77%	0.84%
Ratio of Net Investment Income/(Loss)	0.73%	0.94%	0.98%	0.57%	0.72%
Portfolio Turnover Rate	31%	25%	32%	20%	33%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
12 | December 31, 2024

Janus Henderson VIT Global Research Portfolio
Financial Highlights

Service Shares
For a share outstanding during the year ended December 31	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$59.01	$48.41	$69.31	$62.00	$55.27
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.32	0.37	0.38	0.21	0.25
Net realized and unrealized gain/(loss)	13.29	12.24	(14.11)	10.62	9.77
Total from Investment Operations	13.61	12.61	(13.73)	10.83	10.02
Less Dividends and Distributions:
Dividends (from net investment income)	(0.41)	(0.42)	(0.50)	(0.25)	(0.30)
Distributions (from capital gains)	(2.24)	(1.59)	(6.67)	(3.27)	(2.99)
Total Dividends and Distributions	(2.65)	(2.01)	(7.17)	(3.52)	(3.29)
Net Asset Value, End of Period	$69.97	$59.01	$48.41	$69.31	$62.00
Total Return*	23.29%	26.45%	(19.61)%	17.80%	19.76%
Net Assets, End of Period (in thousands)	$275,698	$231,174	$199,513	$258,922	$235,787
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.97%	0.86%	0.89%	1.02%	1.09%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.97%	0.86%	0.89%	1.02%	1.09%
Ratio of Net Investment Income/(Loss)	0.48%	0.69%	0.73%	0.32%	0.47%
Portfolio Turnover Rate	31%	25%	32%	20%	33%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Aspen Series | 13

Janus Henderson VIT Global Research Portfolio
Notes to Financial Statements
1.
Organization and Significant Accounting Policies
Janus Henderson VIT Global Research Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 10 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks long-term growth of capital. The Portfolio is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Portfolio.
The Portfolio currently offers two classes of shares:  Institutional Shares and Service Shares. Each class represents an interest in the same portfolio of investments. Institutional Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans. Service Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants.
Shareholders, including participating insurance companies, as well as accounts, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (and which may differ from control as determined in accordance with
United States of America generally accepted accounting principles ("US GAAP")).
The Chief Financial Officer of the Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Portfolio operated as a single segment entity for the year ended December 31, 2024. The key indicator of performance of the Portfolio is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Portfolio and are in conformity with US GAAP.
Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of
14 | December 31, 2024

Janus Henderson VIT Global Research Portfolio
Notes to Financial Statements
such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2024 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments and Other Information.
The Portfolio's management has determined the Portfolio did not hold a significant amount of Level 3 securities as of
December 31, 2024.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Portfolio classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Janus Aspen Series | 15

Janus Henderson VIT Global Research Portfolio
Notes to Financial Statements
Expenses
The Portfolio bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).
The Portfolio may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Portfolio distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Derivative Instruments
The Portfolio may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolio may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Portfolio during the year ended December 31, 2024 is discussed in further detail below. A summary of derivative activity by the Portfolio is reflected in the tables at the end of the Schedule of Investments.
16 | December 31, 2024

Janus Henderson VIT Global Research Portfolio
Notes to Financial Statements
The Portfolio may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolio may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Portfolio’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Portfolio’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Portfolio creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolio may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative
Janus Aspen Series | 17

Janus Henderson VIT Global Research Portfolio
Notes to Financial Statements
contracts with a particular counterparty. Additionally, the Portfolio may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Portfolio has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Portfolio’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set  of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Portfolio. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Portfolio or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Portfolio. If the other party to a swap defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Portfolio utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Portfolio and reduce the Portfolio’s total return.
Swap agreements also bear the risk that the Portfolio will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Portfolio to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Portfolio will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Portfolio may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Portfolio may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Portfolio to losses, increase its costs, or prevent the Portfolio from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades. The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Portfolio’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Portfolio’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the year is included in the Statement of Operations (if applicable).
The Portfolio’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty.
Total return swaps involve an exchange by two parties in which one party makes payments based on a set  rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).
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Notes to Financial Statements
During the year, the Portfolio entered into total return swaps on to increase exposure to equity risk. These total return swaps require the Portfolio to pay a floating reference interest rate, and an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Portfolio will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities.
3.
Other Investments and Strategies
Market Risk
The value of the Portfolio’s portfolio may decrease if the value of one or more issuers in the Portfolio’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Portfolio invests. If the value of the Portfolio’s portfolio decreases, the Portfolio’s NAV will also decrease, which means if you sell your shares in the Portfolio you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Restricted Security Transactions
Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
Counterparties
Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
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Notes to Financial Statements
Securities Lending
Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Portfolio does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.
There were no securities on loan as of December 31, 2024.
Offsetting Assets and Liabilities
The Portfolio presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Portfolio mitigate its counterparty risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the
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Notes to Financial Statements
event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Portfolio may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities table located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2024” table located in the Portfolio’s Schedule of Investments.
The Portfolio may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Portfolio has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Portfolio may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Portfolio has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.
4.
Investment Advisory Agreements and Other Transactions with Affiliates
The Portfolio pays the Adviser an investment advisory fee rate that may adjust up or down based on the Portfolio’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Portfolio consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Portfolio’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Portfolio’s average daily net assets based on the Portfolio’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of the Portfolio’s Service Shares for the performance measurement period is used to calculate the Performance Adjustment. The Portfolio’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.60%, and the Portfolio’s benchmark index used in the calculation is the MSCI World Index SM .
No Performance Adjustment is applied unless the difference between the Portfolio’s investment performance and the cumulative investment record of the Portfolio’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Portfolio outperforms or underperforms its benchmark index, up to the Portfolio’s full performance rate of ±6.00%. Because the Performance Adjustment is tied to a Portfolio’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Portfolio’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Portfolio’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Portfolio is calculated net of expenses whereas the Portfolio’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Portfolio and the Portfolio’s benchmark index.
The Portfolio’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the year ended December 31, 2024, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.63%.
The Adviser serves as administrator to the Portfolio pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Portfolio, including providing office space for the Portfolio, and is reimbursed by the Portfolio for certain of its costs in providing these services (to the extent the Adviser seeks
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Notes to Financial Statements
reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Portfolio pays for some or all of the salaries, fees, and expenses of the Adviser employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Portfolio. These amounts are disclosed as “Affiliated portfolio administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Portfolio. Total compensation of $42,433 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended December 31, 2024. The Portfolio's portion is reported as part of
“Other expenses” on the Statement of Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Portfolio’s transfer agent. The Transfer Agent receives an administrative services fee at an annual rate of 0.05% of the average daily net assets of the Portfolio for arranging for the provision by participating insurance companies and qualified plan service providers of administrative services, including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided on behalf of contract holders or plan participants investing in the Portfolio. The Transfer Agent expects to use this entire fee to compensate insurance companies and qualified plan service providers for providing these services to their customers who invest in the Portfolio.
The Transfer Agent is not compensated for internal services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Service Shares may pay the Trust’s distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Service Shares at an annual rate of up to 0.25% of the average daily net assets of the Service Shares. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to insurance companies and qualified plan service providers as compensation for distribution and/or shareholder services performed by such entities. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Portfolio as unrealized appreciation/(depreciation) and is included as of December 31, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended December 31, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the year ended December 31, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting
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Notes to Financial Statements
market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Portfolio's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Portfolio to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended December 31, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
The Portfolio is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Portfolio and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Portfolio from or to another fund or account that is or could be considered an affiliate of the Portfolio under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended December 31, 2024, the Portfolio engaged in cross trades amounting to $5,909,041 in purchases and $455,913 in sales, resulting in a net realized loss of $67,007. The net realized loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Portfolio’s Statement of Operations.
5.
Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Portfolio must satisfy under the income tax regulations; (2) losses or deductions the Portfolio may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation. The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$2,559,713	$85,489,019	$-	$-	$128,780	$397,115,289
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$537,844,338	$409,725,027	$(12,609,738)	$397,115,289
Information on the tax components of derivatives as of December 31, 2024 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$-	$165,211	$-	$165,211
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
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Notes to Financial Statements
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended December 31, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$6,381,115	$28,882,293	$-	$-

For the year ended December 31, 2023
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$6,531,964	$20,990,213	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
6.
Capital Share Transactions
	Year ended December 31, 2024		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Institutional Shares:
Shares sold	278,926	$19,199,877	353,190	$19,679,517
Reinvested dividends and distributions	364,204	25,203,588	351,048	19,669,882
Shares repurchased	(918,754)	(63,445,392)	(951,802)	(52,879,865)
Net Increase/(Decrease)	(275,624)	$(19,041,927)	(247,564)	$(13,530,466)
Service Shares:
Shares sold	305,008	$20,525,854	158,290	$8,538,316
Reinvested dividends and distributions	150,993	10,059,820	145,245	7,852,295
Shares repurchased	(432,954)	(28,974,068)	(507,574)	(27,110,047)
Net Increase/(Decrease)	23,047	$1,611,606	(204,039)	$(10,719,436)
7.
Purchases and Sales of Investment Securities
For the year ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$277,704,241	$328,867,197	$-	$-
8.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2024 and through the date of issuance of the Portfolio's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.
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Janus Henderson Global Research Portfolio
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Aspen Series and Shareholders of Janus Henderson VIT Global Research Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson VIT Global Research Portfolio (one of the portfolios constituting Janus Aspen Series, referred to hereafter as the "Portfolio") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent, and broker; when replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
February 20, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
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Janus Henderson Global Research Portfolio
Designation Requirements (unaudited)
For federal income tax purposes, the Portfolio designated the following for the year ended December 31, 2024:
Capital Gain Distributions	$28,882,293
Dividends Received Deduction Percentage	93%
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Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Aspen Series. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:  (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Portfolios:
• For Janus Henderson Balanced Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Portfolio’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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• For Janus Henderson Forty Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Portfolio’s underperformance over various periods of time, while also noting that the Portfolio has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that 36-month end performance was not yet available because of the Portfolio’s inception date.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees considered the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Overseas Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Research Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service
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Additional Information (unaudited)
quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Portfolio’s total expenses, net of applicable fee waivers (the Portfolio’s “total expenses”) as reflected in the comparative information provided by Broadridge:
• For Janus Henderson Balanced Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Portfolio’s expenses.
• For Janus Henderson Forty Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
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Additional Information (unaudited)
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Overseas Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Portfolio’s expenses, although the limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Research Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable,
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Additional Information (unaudited)
taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and
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Additional Information (unaudited)
services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Aspen Series | 33

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Portfolios distributed by Janus Henderson Distributors US LLC
109-02-81112 02-25

ANNUAL FINANCIAL STATEMENTS

December 31, 2024
Janus Henderson VIT Global Sustainable Equity Portfolio
Janus Aspen Series

Janus Henderson VIT Global Sustainable Equity Portfolio

Janus Henderson VIT Global Sustainable Equity Portfolio
Schedule of Investments
December 31, 2024

	Shares	Value
Common Stocks – 96.6%
Auto Components – 0.9%
Aptive PLC*	1,679	$101,546
Banks – 1.1%
HDFC Bank Ltd (ADR)	2,001	127,784
Biotechnology – 1.8%
Vertex Pharmaceuticals Inc*	513	206,585
Building Products – 3.6%
Advanced Drainage Systems Inc	1,147	132,593
Cie de Saint-Gobain	3,159	278,033
		410,626
Capital Markets – 1.2%
S&P Global Inc	276	137,456
Construction & Engineering – 1.0%
Stantec Inc	1,423	111,658
Diversified Financial Services – 3.8%
Mastercard Inc - Class A	557	293,299
Walker & Dunlop Inc	1,380	134,150
		427,449
Electric Utilities – 1.5%
SSE PLC	8,327	167,089
Electrical Equipment – 8.6%
Legrand SA	1,872	181,138
NEXTracker Inc - Class A*	2,681	97,937
nVent Electric PLC	1,260	85,882
Prysmian SpA	3,571	229,065
Schneider Electric SE	1,534	379,145
		973,167
Electronic Equipment, Instruments & Components – 5.5%
Keyence Corp	300	122,082
Keysight Technologies Inc*	962	154,526
Murata Manufacturing Co Ltd	8,600	137,462
TE Connectivity PLC	1,496	213,883
		627,953
Entertainment – 4.0%
Nintendo Co Ltd	2,200	128,160
Spotify Technology SA*	742	331,956
		460,116
Food Products – 0.3%
McCormick & Co Inc/MD	491	37,434
Health Care Equipment & Supplies – 0.9%
Lantheus Holdings Inc*	1,130	101,090
Nanosonics Ltd*	3,200	5,946
		107,036
Health Care Providers & Services – 4.9%
Encompass Health Corp	1,746	161,243
Humana Inc	671	170,239
McKesson Corp	403	229,674
		561,156
Independent Power and Renewable Electricity Producers – 1.8%
Boralex Inc - Class A	6,965	139,126
Innergex Renewable Energy Inc	12,592	70,525
		209,651
Industrial Real Estate Investment Trusts (REITs) – 0.8%
Prologis Inc	864	91,325
Information Technology Services – 1.3%
CGI Inc	1,358	148,602
Insurance – 11.7%
AIA Group Ltd	27,800	201,110
Arthur J Gallagher & Co	984	279,308
Intact Financial Corp	1,363	248,200
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 1

Janus Henderson VIT Global Sustainable Equity Portfolio
Schedule of Investments
December 31, 2024
	Shares	Value
Common Stocks – (continued)
Insurance – (continued)
Marsh & McLennan Cos Inc	1,173	$249,157
Progressive Corp/The	1,456	348,872
		1,326,647
Leisure Products – 1.0%
Shimano Inc	800	107,931
Life Sciences Tools & Services – 1.8%
ICON PLC*	953	199,854
Machinery – 6.6%
Knorr-Bremse AG	2,624	191,202
Wabtec Corp	1,883	356,998
Xylem Inc/NY	1,742	202,107
		750,307
Pharmaceuticals – 0.8%
Eli Lilly & Co	122	94,184
Professional Services – 1.9%
Wolters Kluwer NV	1,283	212,771
Road & Rail – 1.7%
Uber Technologies Inc*	3,268	197,126
Semiconductor & Semiconductor Equipment – 10.4%
ASML Holding NV	325	228,534
Infineon Technologies AG	3,649	118,506
Lam Research Corp	2,205	159,267
NVIDIA Corp	4,190	562,675
Texas Instruments Inc	603	113,069
		1,182,051
Software – 10.6%
Autodesk Inc*	755	223,155
Cadence Design Systems Inc*	643	193,196
Microsoft Corp	1,577	664,706
SAP SE	525	128,466
		1,209,523
Specialized Real Estate Investment Trusts (REITs) – 1.3%
Equinix Inc	160	150,862
Specialty Retail – 1.4%
Home Depot Inc	420	163,376
Trading Companies & Distributors – 1.3%
Core & Main Inc - Class A*	2,796	142,344
Wireless Telecommunication Services – 3.1%
T-Mobile US Inc	1,598	352,727
Total Common Stocks (cost $9,963,383)		10,996,336
Investment Companies – 3.8%
Money Markets – 3.8%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº,£ (cost $427,510)	427,424	427,510
Total Investments (total cost $10,390,893) – 100.4%		11,423,846
Liabilities, net of Cash, Receivables and Other Assets – (0.4)%		(43,049)
Net Assets – 100%		$11,380,797
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | December 31, 2024

Janus Henderson VIT Global Sustainable Equity Portfolio
Schedule of Investments
December 31, 2024

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$6,914,072	60.5%
France	838,316	7.3
Canada	718,111	6.3
Japan	495,635	4.3
Netherlands	441,305	3.9
Germany	438,174	3.8
Ireland	413,737	3.6
Sweden	331,956	2.9
Italy	229,065	2.0
Hong Kong	201,110	1.8
United Kingdom	167,089	1.5
India	127,784	1.1
Jersey	101,546	0.9
Australia	5,946	0.1
Total	$11,423,846	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/24	Ending Shares	Dividend Income
Investment Companies - 3.8%
Money Markets - 3.8%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº
	$267,292	$6,342,619	$(6,182,410)	$13	$(4)	$427,510	427,424	$17,075
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 3

Janus Henderson VIT Global Sustainable Equity Portfolio
Notes to Schedule of Investments and Other Information

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of December 31, 2024.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of December 31, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Building Products	$132,593	$278,033	$-
Electric Utilities	-	167,089	-
Electrical Equipment	183,819	789,348	-
Electronic Equipment, Instruments & Components	368,409	259,544	-
Entertainment	331,956	128,160	-
Health Care Equipment & Supplies	101,090	5,946	-
Insurance	1,125,537	201,110	-
Leisure Products	-	107,931	-
Machinery	559,105	191,202	-
Professional Services	-	212,771	-
Semiconductor & Semiconductor Equipment	835,011	347,040	-
Software	1,081,057	128,466	-
All Other	3,461,119	-	-
Investment Companies	-	427,510	-
Total Assets	$8,179,696	$3,244,150	$-
4  | December 31, 2024

Janus Henderson VIT Global Sustainable Equity Portfolio
Statement of Assets and Liabilities
December 31, 2024

Assets:
Unaffiliated investments, at value (cost $9,963,383)	$10,996,336
Affiliated investments, at value (cost $427,510)	427,510
Cash denominated in foreign currency (cost $4,065)	4,065
Trustees' deferred compensation	315
Receivables:
Due from adviser	19,820
Portfolio shares sold	11,114
Dividends	3,120
Investments sold	2,239
Dividends from affiliates	1,216
Foreign tax reclaims	271
Other assets	120
Total Assets	11,466,126
Liabilities:
Payables:
Professional fees	57,491
Advisory fees	7,542
Custodian fees	1,358
12b-1 Distribution and shareholder servicing fees	1,016
Portfolio shares repurchased	793
Transfer agent fees and expenses	750
Trustees' deferred compensation fees	315
Affiliated portfolio administration fees payable	25
Trustees' fees and expenses	21
Accrued expenses and other payables	16,018
Total Liabilities	85,329
Commitments and contingent liabilities (Note 3)
Net Assets	$11,380,797
Net Assets Consist of:
Capital (par value and paid-in surplus)	$10,297,568
Total distributable earnings (loss)	1,083,229
Total Net Assets	$11,380,797
Net Assets - Institutional Shares	$6,861,849
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	596,668
Net Asset Value Per Share	$11.50
Net Assets - Service Shares	$4,518,948
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	393,447
Net Asset Value Per Share	$11.49
See Notes to Financial Statements.
Janus Aspen Series | 5

Janus Henderson VIT Global Sustainable Equity Portfolio
Statement of Operations
For the year ended December 31, 2024

Investment Income:
Dividends	$110,536
Dividends from affiliates	17,075
Other income	451
Foreign tax withheld	(6,153)
Total Investment Income	121,909
Expenses:
Advisory fees	78,214
12b-1 Distribution and shareholder servicing fees:
Service Shares	3,304
Transfer agent administrative fees and expenses:
Institutional Shares	3,106
Service Shares	2,108
Other transfer agent fees and expenses:
Institutional Shares	624
Service Shares	409
Professional fees	53,215
Non-affiliated portfolio administration fees	45,768
Registration fees	43,027
Pricing valuation fees	18,481
Custodian fees	9,183
Shareholder reports expense	4,368
Affiliated portfolio administration fees	337
Trustees' fees and expenses	230
Other expenses	3,726
Total Expenses	266,100
Less: Excess Expense Reimbursement and Waivers	(172,969)
Net Expenses	93,131
Net Investment Income/(Loss)	28,778
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	358,745
Investments in affiliates	13
Total Net Realized Gain/(Loss) on Investments	358,758
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	427,441
Investments in affiliates	(4)
Total Change in Unrealized Net Appreciation/Depreciation	427,437
Net Increase/(Decrease) in Net Assets Resulting from Operations	$814,973
See Notes to Financial Statements.
6  | December 31, 2024

Janus Henderson VIT Global Sustainable Equity Portfolio
Statements of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Operations:
Net investment income/(loss)	$28,778	$32,413
Net realized gain/(loss) on investments	358,758	(84,257)
Change in unrealized net appreciation/depreciation	427,437	1,190,712
Net Increase/(Decrease) in Net Assets Resulting from Operations	814,973	1,138,868
Dividends and Distributions to Shareholders:
Institutional Shares	(55,725)	(13,604)
Service Shares	(39,166)	(15,422)
Net Decrease from Dividends and Distributions to Shareholders	(94,891)	(29,026)
Capital Share Transactions:
Institutional Shares	3,024,811	769,557
Service Shares	704,180	647,841
Net Increase/(Decrease) from Capital Share Transactions	3,728,991	1,417,398
Net Increase/(Decrease) in Net Assets	4,449,073	2,527,240
Net Assets:
Beginning of period	6,931,724	4,404,484
End of period	$11,380,797	$6,931,724
See Notes to Financial Statements.
Janus Aspen Series | 7

Janus Henderson VIT Global Sustainable Equity Portfolio
Financial Highlights

Institutional Shares
For a share outstanding during the year or period ended December 31	2024	2023	2022(1)
Net Asset Value, Beginning of Period	$10.44	$8.50	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.04	0.06	0.04
Net realized and unrealized gain/(loss)	1.12	1.92	(1.48)
Total from Investment Operations	1.16	1.98	(1.44)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.03)	(0.04)	(0.06)
Distributions (from capital gains)	(0.07)	—	—
Total Dividends and Distributions	(0.10)	(0.04)	(0.06)
Net Asset Value, End of Period	$11.50	$10.44	$8.50
Total Return*	11.06%	23.32%	(14.46)%
Net Assets, End of Period (in thousands)	$6,862	$3,451	$2,140
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.46%	4.25%	4.91%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.86%	0.88%	0.93%
Ratio of Net Investment Income/(Loss)	0.31%	0.61%	0.47%
Portfolio Turnover Rate	42%	17%	15%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

**	Annualized for periods of less than one full year.
(1)	Period from January 26, 2022 (inception date) through December 31, 2022.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
8  | December 31, 2024

Janus Henderson VIT Global Sustainable Equity Portfolio
Financial Highlights

Service Shares
For a share outstanding during the year or period ended December 31	2024	2023	2022(1)
Net Asset Value, Beginning of Period	$10.44	$8.51	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.03	0.05	0.04
Net realized and unrealized gain/(loss)	1.12	1.93	(1.48)
Total from Investment Operations	1.15	1.98	(1.44)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.03)	(0.05)	(0.05)
Distributions (from capital gains)	(0.07)	—	—
Total Dividends and Distributions	(0.10)	(0.05)	(0.05)
Net Asset Value, End of Period	$11.49	$10.44	$8.51
Total Return*	11.01%	23.24%	(14.44)%
Net Assets, End of Period (in thousands)	$4,519	$3,480	$2,265
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.69%	4.31%	4.91%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.94%	0.92%	0.95%
Ratio of Net Investment Income/(Loss)	0.23%	0.57%	0.44%
Portfolio Turnover Rate	42%	17%	15%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

**	Annualized for periods of less than one full year.
(1)	Period from January 26, 2022 (inception date) through December 31, 2022.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Aspen Series | 9

Janus Henderson VIT Global Sustainable Equity Portfolio
Notes to Financial Statements
1.
Organization and Significant Accounting Policies
Janus Henderson VIT Global Sustainable Equity Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 10 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks long-term growth of capital. The Portfolio is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Portfolio.
The Portfolio currently offers two classes of shares:  Institutional Shares and Service Shares. Each class represents an interest in the same portfolio of investments. Institutional Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans. Service Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants.
Shareholders, including participating insurance companies, as well as accounts, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (and which may differ from control as determined in accordance with
United States of America generally accepted accounting principles ("US GAAP")).
The Chief Financial Officer of the Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Portfolio operated as a single segment entity for the year ended December 31, 2024. The key indicator of performance of the Portfolio is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Portfolio and are in conformity with US GAAP.
Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they
10 | December 31, 2024

Janus Henderson VIT Global Sustainable Equity Portfolio
Notes to Financial Statements
use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2024 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Portfolio classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Portfolio bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against
Janus Aspen Series | 11

Janus Henderson VIT Global Sustainable Equity Portfolio
Notes to Financial Statements
the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).
The Portfolio may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Portfolio distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Other Investments and Strategies
Market Risk
The value of the Portfolio’s portfolio may decrease if the value of one or more issuers in the Portfolio’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Portfolio invests. If the value of the Portfolio’s portfolio decreases, the Portfolio’s NAV will also decrease, which means if you sell your shares in the Portfolio you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest,
12 | December 31, 2024

Janus Henderson VIT Global Sustainable Equity Portfolio
Notes to Financial Statements
financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
3.
Investment Advisory Agreements and Other Transactions with Affiliates
The Portfolio pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Portfolio’s contractual investment advisory fee rate (expressed as an annual rate).
Average Daily Net Assets of the Portfolio	Contractual Investment Advisory Fee (%)
First $2 Billion	0.75
Over $2 Billion	0.70
The Portfolio’s actual investment advisory fee rate for the reporting period was 0.75% of average annual net assets before any applicable waivers.
The Adviser has contractually agreed to waive the investment advisory fee and/or reimburse operating expenses to the extent that the Portfolio’s total annual fund operating expenses, excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed 0.80% of the Portfolio’s average daily net assets for at least a one-year period commencing April 29, 2024. If applicable, amounts waived and/or reimbursed to the Portfolio by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of
Operations.
For a period of three years subsequent to the Portfolio’s commencement of operations, or until the Portfolio’s assets meet the first breakpoint in the investment advisory fee schedule, whichever occurs first, the Adviser may recover from the Portfolio fees and expenses previously waived or reimbursed, if the Portfolio’s expense ratio, including recovered expenses, falls below the expense limit. If applicable, this amount is disclosed as “Recoupment expense” on the Statement of Operations. During the year ended December 31, 2024, the Adviser reimbursed the Portfolio $172,969 of fees and expense that are eligible for recoupment. As of December 31, 2024, the aggregate amount of recoupment that may potentially be made to the Adviser is $526,996. The recoupment of such reimbursements expires at the latest
January 26, 2025.
The Adviser serves as administrator to the Portfolio pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Portfolio, including providing office space for the Portfolio, and is reimbursed by the Portfolio for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Portfolio pays for some or all of the salaries, fees, and expenses of the Adviser employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Portfolio. These amounts are disclosed as “Affiliated portfolio administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Portfolio. Total compensation of $42,433 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended December 31, 2024. The Portfolio's portion is reported as part of
“Other expenses” on the Statement of Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Portfolio’s transfer agent. The Transfer Agent receives an administrative services fee at an annual rate of 0.05% of the average daily net assets of the Portfolio for arranging for the provision by participating insurance companies and qualified plan service providers of administrative services, including, but not limited to, recordkeeping, subaccounting, answering
Janus Aspen Series | 13

Janus Henderson VIT Global Sustainable Equity Portfolio
Notes to Financial Statements
inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided on behalf of contract holders or plan participants investing in the Portfolio. The Transfer Agent expects to use this entire fee to compensate insurance companies and qualified plan service providers for providing these services to their customers who invest in the Portfolio.
The Transfer Agent is not compensated for internal services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Service Shares may pay the Trust’s distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Service Shares at an annual rate of up to 0.25% of the average daily net assets of the Service Shares. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to insurance companies and qualified plan service providers as compensation for distribution and/or shareholder services performed by such entities. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Portfolio as unrealized appreciation/(depreciation) and is included as of December 31, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended December 31, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the year ended December 31, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Portfolio's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Portfolio to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended December 31, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
As of December 31, 2024, shares of the Portfolio were owned by affiliates of the Adviser, and/or other funds advised by the Adviser, as indicated in the table below:
Class	% of Class Owned	% of Fund Owned
Institutional Shares	43%	26%
Service Shares	65	26
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Janus Henderson VIT Global Sustainable Equity Portfolio
Notes to Financial Statements
4.
Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Portfolio must satisfy under the income tax regulations; (2) losses or deductions the Portfolio may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation. The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$2,650	$95,096	$-	$-	$(327)	$985,810
During the year ended December 31, 2024, capital loss carryovers of $241,558 were utilized by the Portfolio.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$10,438,036	$1,585,691	$(599,881)	$985,810
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended December 31, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$24,679	$70,212	$-	$-

For the year ended December 31, 2023
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$29,026	$-	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
5.
Capital Share Transactions
	Year ended December 31, 2024		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Institutional Shares:
Shares sold	512,513	$5,968,624	96,431	$931,647
Reinvested dividends and distributions	4,655	55,725	1,318	13,604
Shares repurchased	(251,071)	(2,999,538)	(18,768)	(175,694)
Net Increase/(Decrease)	266,097	$3,024,811	78,981	$769,557
Service Shares:
Shares sold	79,681	$929,699	71,356	$686,406
Reinvested dividends and distributions	3,272	39,166	1,494	15,422
Shares repurchased	(22,901)	(264,685)	(5,562)	(53,987)
Net Increase/(Decrease)	60,052	$704,180	67,288	$647,841
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Notes to Financial Statements
6.
Purchases and Sales of Investment Securities
For the year ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$7,753,486	$4,253,828	$-	$-
7.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2024 and through the date of issuance of the Portfolio's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.
16 | December 31, 2024

Janus Henderson Global Sustainable Equity Portfolio
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Aspen Series and Shareholders of Janus Henderson VIT Global Sustainable Equity Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson VIT Global Sustainable Equity Portfolio (one of the portfolios constituting Janus Aspen Series, referred to hereafter as the "Portfolio") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the two years in the period ended December 31, 2024 and for the period January 26, 2022 (inception date) through December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year ended December 31, 2024, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the two years in the period ended December 31, 2024 and for the period January 26, 2022 (inception date) through December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
February 20, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
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Janus Henderson Global Sustainable Equity Portfolio
Designation Requirements (unaudited)
For federal income tax purposes, the Portfolio designated the following for the year ended December 31, 2024:
Section 163(j) Interest Dividend	6%
Capital Gain Distributions	$70,212
Dividends Received Deduction Percentage	100%
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Janus Henderson VIT Global Sustainable Equity Portfolio
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Aspen Series. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Janus Henderson VIT Global Sustainable Equity Portfolio
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:  (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Portfolios:
• For Janus Henderson Balanced Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Portfolio’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
20 | December 31, 2024

Janus Henderson VIT Global Sustainable Equity Portfolio
Additional Information (unaudited)
• For Janus Henderson Forty Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Portfolio’s underperformance over various periods of time, while also noting that the Portfolio has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that 36-month end performance was not yet available because of the Portfolio’s inception date.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees considered the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Overseas Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Research Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service
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Janus Henderson VIT Global Sustainable Equity Portfolio
Additional Information (unaudited)
quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Portfolio’s total expenses, net of applicable fee waivers (the Portfolio’s “total expenses”) as reflected in the comparative information provided by Broadridge:
• For Janus Henderson Balanced Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Portfolio’s expenses.
• For Janus Henderson Forty Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
22 | December 31, 2024

Janus Henderson VIT Global Sustainable Equity Portfolio
Additional Information (unaudited)
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Overseas Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Portfolio’s expenses, although the limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Research Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable,
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Janus Henderson VIT Global Sustainable Equity Portfolio
Additional Information (unaudited)
taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and
24 | December 31, 2024

Janus Henderson VIT Global Sustainable Equity Portfolio
Additional Information (unaudited)
services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Aspen Series | 25

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Portfolios distributed by Janus Henderson Distributors US LLC
109-02-93095 02-25

ANNUAL FINANCIAL STATEMENTS

December 31, 2024
Janus Henderson VIT Global Technology and Innovation Portfolio
Janus Aspen Series

Janus Henderson VIT Global Technology and Innovation Portfolio

Janus Henderson VIT Global Technology and Innovation Portfolio
Schedule of Investments
December 31, 2024

	Shares or Principal Amounts	Value
Common Stocks – 95.6%
Diversified Financial Services – 2.3%
Mastercard Inc - Class A	33,949	$17,876,525
Visa Inc	28,828	9,110,801
		26,987,326
Electronic Equipment, Instruments & Components – 1.1%
Amphenol Corp	195,168	13,554,418
Entertainment – 1.3%
Netflix Inc*	11,472	10,225,223
Spotify Technology SA*	10,253	4,586,987
		14,812,210
Hotels, Restaurants & Leisure – 2.6%
Booking Holdings Inc	3,267	16,231,828
DoorDash Inc - Class A*	85,347	14,316,959
		30,548,787
Independent Power and Renewable Electricity Producers – 0.3%
Vistra Corp	25,157	3,468,396
Information Technology Services – 1.4%
GoDaddy Inc*	17,499	3,453,778
Shopify Inc*	117,879	12,534,074
		15,987,852
Interactive Media & Services – 6.5%
Alphabet Inc - Class C	259,507	49,420,513
Meta Platforms Inc - Class A	45,556	26,673,494
		76,094,007
Media – 0.3%
Trade Desk Inc*	28,659	3,368,292
Multiline Retail – 6.8%
Alibaba Group Holdings Ltd (ADR)	131,257	11,129,281
Amazon.com Inc*	181,166	39,746,009
JD.com Inc (ADR)	145,539	5,045,837
MercadoLibre Inc*	10,593	18,012,761
Pinduoduo Inc (ADR)*	54,945	5,329,115
		79,263,003
Professional Services – 0.5%
Paylocity Holding Corp*	31,174	6,218,278
Road & Rail – 0.4%
Uber Technologies Inc*	85,607	5,163,814
Semiconductor & Semiconductor Equipment – 30.6%
Analog Devices Inc	68,439	14,540,550
Applied Materials Inc	64,475	10,485,569
ASM International NV	7,391	4,216,279
ASML Holding NV	48,479	34,089,509
BE Semiconductor Industries NV	15,065	2,037,140
Broadcom Inc	86,823	20,129,044
KLA Corp	13,391	8,437,937
Lam Research Corp	80,226	5,794,724
Marvell Technology Inc	147,827	16,327,492
NVIDIA Corp	1,157,858	155,488,751
NXP Semiconductors NV	19,274	4,006,101
ON Semiconductor Corp*	31,870	2,009,404
Taiwan Semiconductor Manufacturing Co Ltd	2,265,000	73,968,102
Texas Instruments Inc	28,127	5,274,094
		356,804,696
Software – 34.2%
Amplitude Inc - Class A*	204,340	2,155,787
Appfolio Inc*	8,284	2,043,828
Atlassian Corp - Class A*	11,105	2,702,735
Autodesk Inc*	67,484	19,946,246
Blackline Inc*	47,782	2,903,234
Cadence Design Systems Inc*	82,029	24,646,433
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 1

Janus Henderson VIT Global Technology and Innovation Portfolio
Schedule of Investments
December 31, 2024
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Software – (continued)
CCC Intelligent Solutions Holdings Inc*	1,454,042	$17,055,913
Constellation Software Inc/Canada	11,845	36,631,155
Datadog Inc - Class A*	45,369	6,482,776
Dynatrace Inc*	192,645	10,470,256
Guidewire Software Inc*	21,122	3,560,747
HubSpot Inc*	2,317	1,614,416
Intuit Inc	19,753	12,414,760
Kinaxis Inc*	15,183	1,828,974
Lumine Group Inc*	191,032	5,467,930
Microsoft Corp	267,475	112,740,712
Monday.com Ltd*	9,027	2,125,317
Nice Ltd (ADR)*	18,112	3,076,142
Oracle Corp	192,168	32,022,876
Pagerduty Inc*	47,741	871,751
Palo Alto Networks Inc*	24,058	4,377,594
Pony AI Inc (ADR)*,#	107,095	1,536,813
Procore Technologies Inc*	178,029	13,339,713
PTC Inc*	31,359	5,765,979
Salesforce.com Inc	51,345	17,166,174
ServiceNow Inc*	14,006	14,848,041
ServiceTitan Inc - Class A*	3,463	356,239
Synopsys Inc*	43,886	21,300,509
Tyler Technologies Inc*	22,751	13,119,137
Workday Inc - Class A*	17,655	4,555,520
Workiva Inc*	24,176	2,647,272
		399,774,979
Specialized Real Estate Investment Trusts (REITs) – 0.7%
Equinix Inc	8,536	8,048,509
Technology Hardware, Storage & Peripherals – 5.7%
Apple Inc	264,336	66,195,021
Wireless Telecommunication Services – 0.9%
T-Mobile US Inc	45,855	10,121,574
Total Common Stocks (cost $580,714,761)		1,116,411,162
Private Placements – 0.7%
Professional Services – 0.2%
Apartment List Inc*,¢,§	485,075	1,804,479
Software – 0.5%
Magic Leap Inc - Class A private equity common shares*,¢,§	3,260	0
Via Transportation Inc - private equity common shares*,¢,§	10,455	644,760
Via Transportation Inc - Series A*,¢,§	6,761	416,951
Via Transportation Inc - Series B*,¢,§	1,235	76,162
Via Transportation Inc - Series C*,¢,§	1,110	68,454
Via Transportation Inc - Series D*,¢,§	3,971	244,891
Via Transportation Inc - Series E*,¢,§	1,844	113,719
Via Transportation Inc - Series G-1*,¢,§	74,774	4,611,313
		6,176,250
Total Private Placements (cost $7,856,946)		7,980,729
Warrants – 0%
Road & Rail – 0%
Grab Holdings Ltd, expires 12/1/26* (cost $141,055)	44,659	18,199
Investment Companies – 3.8%
Money Markets – 3.8%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº,£ (cost $43,814,851)	43,806,089	43,814,851
Investments Purchased with Cash Collateral from Securities Lending – 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.3732%ºº,£	1,012,045	1,012,045
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  |

Janus Henderson VIT Global Technology and Innovation Portfolio
Schedule of Investments
December 31, 2024
	Shares or Principal Amounts	Value
Investments Purchased with Cash Collateral from Securities Lending – (continued)
Time Deposits – 0%
Royal Bank of Canada, 4.3100%, 1/2/25	$253,011	$253,011
Total Investments Purchased with Cash Collateral from Securities Lending (cost $1,265,056)		1,265,056
Total Investments (total cost $633,792,669) – 100.2%		1,169,489,997
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(2,106,837)
Net Assets – 100%		$1,167,383,160

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$947,856,382	81.1%
Taiwan	73,968,102	6.3
Canada	56,462,133	4.8
Netherlands	40,342,928	3.5
China	23,041,046	2.0
Argentina	18,012,761	1.5
Israel	5,201,459	0.4
Sweden	4,586,987	0.4
Singapore	18,199	0.0
Total	$1,169,489,997	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/24	Ending Shares	Dividend Income
Investment Companies - 3.8%
Money Markets - 3.8%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº
	$27,625,032	$308,026,422	$(291,836,403)	$(199)	$(1)	$43,814,851	43,806,089	$1,828,021
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.3732%ºº
	-	43,419,770	(42,407,725)	-	-	1,012,045	1,012,045	14,150 ∆
Total Affiliated Investments - 3.9%
	$27,625,032	$351,446,192	$(334,244,128)	$(199)	$(1)	$44,826,896	44,818,134	$1,842,171

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$1,152,606	$—	$(1,152,606)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 3

Janus Henderson VIT Global Technology and Innovation Portfolio
Notes to Schedule of Investments and Other Information

ADR	American Depositary Receipt
LLC	Limited Liability Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of December 31, 2024.
#	Loaned security; a portion of the security is on loan at December 31, 2024.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the year ended December 31, 2024 is $7,980,729, which represents 0.7% of net assets.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of December 31, 2024)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Apartment List Inc	11/2/20	$1,771,979	$1,804,479	0.2%
Magic Leap Inc - Class A private equity common shares	10/5/17	1,585,170	0	0.0
Via Transportation Inc - private equity common shares	12/2/21	451,970	644,760	0.1
Via Transportation Inc - Series A	12/2/21	292,278	416,951	0.0
Via Transportation Inc - Series B	12/2/21	53,389	76,162	0.0
Via Transportation Inc - Series C	12/2/21	47,985	68,454	0.0
Via Transportation Inc - Series D	12/2/21	171,666	244,891	0.0
Via Transportation Inc - Series E	12/2/21	79,716	113,719	0.0
Via Transportation Inc - Series G-1	11/4/21-2/2/23	3,402,793	4,611,313	0.4
Total		$7,856,946	$7,980,729	0.7%
The Portfolio has registration rights for certain restricted securities held as of December 31, 2024. The issuer incurs all registration costs.
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of December 31, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Semiconductor & Semiconductor Equipment	$242,493,666	$114,311,030	$-
All Other	759,606,466	-	-
Private Placements	-	-	7,980,729
Warrants	18,199	-	-
Investment Companies	-	43,814,851	-
Investments Purchased with Cash Collateral from Securities Lending	-	1,265,056	-
Total Assets	$1,002,118,331	$159,390,937	$7,980,729
4  |

Janus Henderson VIT Global Technology and Innovation Portfolio
Statement of Assets and Liabilities
December 31, 2024

Assets:
Unaffiliated investments, at value (cost $588,965,773)(1)	$1,124,663,101
Affiliated investments, at value (cost $44,826,896)	44,826,896
Trustees' deferred compensation	32,354
Receivables:
Portfolio shares sold	590,137
Dividends	330,042
Dividends from affiliates	170,040
Foreign tax reclaims	694
Other assets	19,457
Total Assets	1,170,632,721
Liabilities:
Due to custodian	10
Collateral for securities loaned (Note 2)	1,265,056
Payables:
Portfolio shares repurchased	821,187
Advisory fees	671,737
12b-1 Distribution and shareholder servicing fees	245,738
Professional fees	67,272
Transfer agent fees and expenses	54,327
Trustees' deferred compensation fees	32,354
Custodian fees	3,556
Affiliated portfolio administration fees payable	2,624
Trustees' fees and expenses	1,678
Accrued expenses and other payables	84,022
Total Liabilities	3,249,561
Commitments and contingent liabilities (Note 3)
Net Assets	$1,167,383,160
Net Assets Consist of:
Capital (par value and paid-in surplus)	$514,067,771
Total distributable earnings (loss)	653,315,389
Total Net Assets	$1,167,383,160
Net Assets - Institutional Shares	$74,717,431
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	3,539,499
Net Asset Value Per Share	$21.11
Net Assets - Service Shares	$1,092,665,729
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	51,646,614
Net Asset Value Per Share	$21.16

(1)	Includes $1,152,606 of securities on loan. See Note 2 in Notes to Financial Statements.
See Notes to Financial Statements.
Janus Aspen Series | 5

Janus Henderson VIT Global Technology and Innovation Portfolio
Statement of Operations
For the year ended December 31, 2024

Investment Income:
Dividends	$5,636,773
Dividends from affiliates	1,828,021
Affiliated securities lending income, net	14,150
Unaffiliated securities lending income, net	3,362
Other income	2,737
Foreign tax withheld	(316,228)
Total Investment Income	7,168,815
Expenses:
Advisory fees	6,984,055
12b-1 Distribution and shareholder servicing fees:
Service Shares	2,556,726
Transfer agent administrative fees and expenses:
Institutional Shares	34,472
Service Shares	514,107
Other transfer agent fees and expenses:
Institutional Shares	1,147
Service Shares	9,655
Professional fees	83,550
Affiliated portfolio administration fees	35,327
Custodian fees	31,937
Trustees' fees and expenses	23,715
Shareholder reports expense	14,550
Registration fees	1,346
Other expenses	166,380
Total Expenses	10,456,967
Net Investment Income/(Loss)	(3,288,152)
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	131,057,512
Investments in affiliates	(199)
Total Net Realized Gain/(Loss) on Investments	131,057,313
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	158,814,244
Investments in affiliates	(1)
Total Change in Unrealized Net Appreciation/Depreciation	158,814,243
Net Increase/(Decrease) in Net Assets Resulting from Operations	$286,583,404
See Notes to Financial Statements.
6  | December 31, 2024

Janus Henderson VIT Global Technology and Innovation Portfolio
Statements of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Operations:
Net investment income/(loss)	$(3,288,152)	$(1,859,065)
Net realized gain/(loss) on investments	131,057,313	47,879,209
Change in unrealized net appreciation/depreciation	158,814,243	266,349,319
Net Increase/(Decrease) in Net Assets Resulting from Operations	286,583,404	312,369,463
Capital Share Transactions:
Institutional Shares	2,020,653	1,048,232
Service Shares	(29,029,354)	24,250,962
Net Increase/(Decrease) from Capital Share Transactions	(27,008,701)	25,299,194
Net Increase/(Decrease) in Net Assets	259,574,703	337,668,657
Net Assets:
Beginning of period	907,808,457	570,139,800
End of period	$1,167,383,160	$907,808,457
See Notes to Financial Statements.
Janus Aspen Series | 7

Janus Henderson VIT Global Technology and Innovation Portfolio
Financial Highlights

Institutional Shares
For a share outstanding during the year ended December 31	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$15.98	$10.34	$20.75	$20.34	$14.88
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.01)	— (2)	(0.02)	(0.05)	(0.01)
Net realized and unrealized gain/(loss)	5.14	5.64	(7.60)	3.47	7.04
Total from Investment Operations	5.13	5.64	(7.62)	3.42	7.03
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	(0.05)	—
Distributions (from capital gains)	—	—	(2.79)	(2.96)	(1.57)
Total Dividends and Distributions	—	—	(2.79)	(3.01)	(1.57)
Net Asset Value, End of Period	$21.11	$15.98	$10.34	$20.75	$20.34
Total Return*	32.10%	54.55%	(36.95)%	18.01%	51.20%
Net Assets, End of Period (in thousands)	$74,717	$54,674	$34,566	$59,208	$51,009
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.73%	0.73%	0.72%	0.72%	0.75%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.73%	0.73%	0.72%	0.72%	0.75%
Ratio of Net Investment Income/(Loss)	(0.07)%	(0.02)%	(0.14)%	(0.25)%	(0.07)%
Portfolio Turnover Rate	35%	41%	43%	47%	44%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
8  | December 31, 2024

Janus Henderson VIT Global Technology and Innovation Portfolio
Financial Highlights

Service Shares
For a share outstanding during the year ended December 31	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$16.06	$10.41	$20.91	$20.51	$15.03
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.06)	(0.04)	(0.05)	(0.10)	(0.05)
Net realized and unrealized gain/(loss)	5.16	5.69	(7.66)	3.49	7.10
Total from Investment Operations	5.10	5.65	(7.71)	3.39	7.05
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	(0.03)	—
Distributions (from capital gains)	—	—	(2.79)	(2.96)	(1.57)
Total Dividends and Distributions	—	—	(2.79)	(2.99)	(1.57)
Net Asset Value, End of Period	$21.16	$16.06	$10.41	$20.91	$20.51
Total Return*	31.76%	54.27%	(37.12)%	17.69%	50.80%
Net Assets, End of Period (in thousands)	$1,092,666	$853,134	$535,573	$878,244	$732,854
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.97%	0.97%	0.97%	0.97%	0.99%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.97%	0.97%	0.97%	0.97%	0.99%
Ratio of Net Investment Income/(Loss)	(0.32)%	(0.26)%	(0.38)%	(0.49)%	(0.32)%
Portfolio Turnover Rate	35%	41%	43%	47%	44%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Aspen Series | 9

Janus Henderson VIT Global Technology and Innovation Portfolio
Notes to Financial Statements
1.
Organization and Significant Accounting Policies
Janus Henderson VIT Global Technology and Innovation Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 10 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks long-term growth of capital. The Portfolio is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the
“Adviser”) to the Portfolio.
The Portfolio currently offers two classes of shares:  Institutional Shares and Service Shares. Each class represents an interest in the same portfolio of investments. Institutional Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans. Service Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants.
Shareholders, including participating insurance companies, as well as accounts, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (and which may differ from control as determined in accordance with
United States of America generally accepted accounting principles ("US GAAP")).
The Chief Financial Officer of the Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Portfolio operated as a single segment entity for the year ended December 31, 2024. The key indicator of performance of the Portfolio is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Portfolio and are in conformity with US GAAP.
Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they
10 | December 31, 2024

Janus Henderson VIT Global Technology and Innovation Portfolio
Notes to Financial Statements
use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2024 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments and Other Information.
The Portfolio's management has determined the Portfolio did not hold a significant amount of Level 3 securities as of
December 31, 2024.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Portfolio classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
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Janus Henderson VIT Global Technology and Innovation Portfolio
Notes to Financial Statements
Expenses
The Portfolio bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).
The Portfolio may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Portfolio distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Other Investments and Strategies
Market Risk
The value of the Portfolio’s portfolio may decrease if the value of one or more issuers in the Portfolio’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Portfolio invests. If the value of the Portfolio’s portfolio decreases, the Portfolio’s NAV will also decrease, which means if you sell your shares in the Portfolio you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a
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Janus Henderson VIT Global Technology and Innovation Portfolio
Notes to Financial Statements
whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Emerging Market Investing
Within the parameters of its specific investment policies, the Portfolio may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Portfolio may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Portfolio invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio’s investments. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Portfolio invests in
Chinese local market securities.
Restricted Security Transactions
Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
Counterparties
Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons,
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Janus Henderson VIT Global Technology and Innovation Portfolio
Notes to Financial Statements
whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Portfolio does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
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Janus Henderson VIT Global Technology and Innovation Portfolio
Notes to Financial Statements
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of December 31, 2024, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $1,152,606. Gross amounts of recognized liabilities for securities lending (collateral received) as of December 31, 2024 is $1,265,056, resulting in the net amount due the counterparty of $112,450.
Offsetting Assets and Liabilities
The Portfolio presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the
Portfolio's Schedule of Investments.
3.
Investment Advisory Agreements and Other Transactions with Affiliates
The Portfolio pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Portfolio’s contractual investment advisory fee rate (expressed as an annual rate) is 0.64% of its average daily net assets.
The Adviser has contractually agreed to waive the investment advisory fee and/or reimburse operating expenses to the extent that the Portfolio’s total annual fund operating expenses, excluding the 12b-1 distribution and shareholder servicing fees (applicable to Service Shares), transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.95% of the Portfolio’s average daily net assets for at least a one-year period commencing on April 29, 2024. If applicable, amounts waived and/or reimbursed to the Portfolio by the
Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Portfolio pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Portfolio, including providing office space for the Portfolio, and is reimbursed by the Portfolio for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Portfolio pays for some or all of the salaries, fees, and expenses of the Adviser employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Portfolio. These amounts are disclosed as “Affiliated portfolio administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Portfolio. Total compensation of $42,433 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended December 31, 2024. The Portfolio's portion is reported as part of
“Other expenses” on the Statement of Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Portfolio’s transfer agent. The Transfer Agent receives an administrative services fee at an annual rate of 0.05% of the average daily net assets of the Portfolio for arranging for the provision by participating insurance companies and qualified plan service providers of administrative services, including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided on behalf of contract holders or plan participants investing in the Portfolio. The Transfer Agent expects to use this entire fee to compensate insurance companies and qualified plan service providers for providing these services to their customers who invest in the Portfolio.
The Transfer Agent is not compensated for internal services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Service Shares may pay the Trust’s distributor, Janus Henderson Distributors US LLC (the “Distributor”), a
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Janus Henderson VIT Global Technology and Innovation Portfolio
Notes to Financial Statements
wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Service Shares at an annual rate of up to 0.25% of the average daily net assets of the Service Shares. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to insurance companies and qualified plan service providers as compensation for distribution and/or shareholder services performed by such entities. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Portfolio as unrealized appreciation/(depreciation) and is included as of December 31, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended December 31, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the year ended December 31, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Portfolio's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Portfolio to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended December 31, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
4.
Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Portfolio must satisfy under the income tax regulations; (2) losses or deductions the Portfolio may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation. The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$-	$118,002,891	$-	$-	$(33,905)	$535,346,403
During the year ended December 31, 2024, capital loss carryovers of $12,981,865 were utilized by the Portfolio.
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Janus Henderson VIT Global Technology and Innovation Portfolio
Notes to Financial Statements
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$634,143,594	$542,693,124	$(7,346,721)	$535,346,403
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended December 31, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$-	$-	$-	$3,013,783

For the year ended December 31, 2023
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$-	$-	$-	$1,897,570
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
5.
Capital Share Transactions
	Year ended December 31, 2024		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Institutional Shares:
Shares sold	920,508	$17,696,670	713,970	$9,590,590
Reinvested dividends and distributions	-	-	-	-
Shares repurchased	(801,747)	(15,676,017)	(637,220)	(8,542,358)
Net Increase/(Decrease)	118,761	$2,020,653	76,750	$1,048,232
Service Shares:
Shares sold	8,564,804	$166,042,250	10,546,652	$143,903,149
Reinvested dividends and distributions	-	-	-	-
Shares repurchased	(10,046,941)	(195,071,604)	(8,863,925)	(119,652,187)
Net Increase/(Decrease)	(1,482,137)	$(29,029,354)	1,682,727	$24,250,962
6.
Purchases and Sales of Investment Securities
For the year ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$367,709,615	$414,314,038	$-	$-
7.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2024 and through the date of issuance of the Portfolio's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements other than the following:
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Janus Henderson VIT Global Technology and Innovation Portfolio
Notes to Financial Statements
At a Joint Special Meeting of Shareholders of the Portfolio, held on December 20, 2024, and adjourned to February 18, 2025, shareholders voted affirmatively to reclassify the diversification status of the Portfolio from diversified to non-diversified, eliminate a related fundamental investment restriction, and modify the Portfolio’s fundamental concentration policy to invest 25% or more of total assets in the industries within the information technology sector in the aggregate.
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Janus Henderson Global Technology And Innovation Portfolio
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Aspen Series and Shareholders of Janus Henderson VIT Global Technology and Innovation Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson VIT Global Technology and Innovation Portfolio (one of the portfolios constituting Janus Aspen Series, referred to hereafter as the "Portfolio") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent, and investee company. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
February 20, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
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Janus Henderson VIT Global Technology and Innovation Portfolio
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
At a Joint Special Meeting of Shareholders of the Janus Henderson VIT Global Technology and Innovation Portfolio, held on December 20, 2024, and adjourned to February 18, 2025, shareholders were asked to vote on the following proposals:
Proposal 1:   To reclassify the diversification status of the Portfolio from diversified to nondiversified and to eliminate a related fundamental investment restriction.
Proposal 2:   To modify the Portfolio’s fundamental concentration policy.
With respect to Proposal 1 and Proposal 2, shares were voted, in dollars, as follows:
	For	Against	Abstain
Proposal 1	$796,844,031	$99,148,063	$65,663,604
Proposal 2	$798,999,384	$94,994,390	$67,661,925
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Aspen Series. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the
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Additional Information (unaudited)
agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:  (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Portfolios:
• For Janus Henderson Balanced Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
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• For Janus Henderson Enterprise Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Portfolio’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
• For Janus Henderson Forty Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Portfolio’s underperformance over various periods of time, while also noting that the Portfolio has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that 36-month end performance was not yet available because of the Portfolio’s inception date.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees considered the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Overseas Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Research Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus
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Additional Information (unaudited)
Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Portfolio’s total expenses, net of applicable fee waivers (the Portfolio’s “total expenses”) as reflected in the comparative information provided by Broadridge:
• For Janus Henderson Balanced Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
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Additional Information (unaudited)
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Portfolio’s expenses.
• For Janus Henderson Forty Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Overseas Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Portfolio’s expenses, although the limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Research Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus
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Additional Information (unaudited)
Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees
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Additional Information (unaudited)
concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
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Notes
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Notes
Janus Aspen Series | 29

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Portfolios distributed by Janus Henderson Distributors US LLC
109-02-81119 02-25

ANNUAL FINANCIAL STATEMENTS

December 31, 2024
Janus Henderson VIT Mid Cap Value Portfolio
Janus Aspen Series

Janus Henderson VIT Mid Cap Value Portfolio

Janus Henderson VIT Mid Cap Value Portfolio
Schedule of Investments
December 31, 2024

	Shares or Principal Amounts	Value
Common Stocks – 98.2%
Aerospace & Defense – 2.5%
BWX Technologies Inc	12,838	$1,430,025
L3Harris Technologies Inc	7,300	1,535,044
		2,965,069
Banks – 6.1%
Columbia Banking System Inc	22,177	599,001
Cullen/Frost Bankers Inc	12,392	1,663,626
PNC Financial Services Group Inc/The	10,137	1,954,920
Popular Inc	5,703	536,424
Wintrust Financial Corp	18,584	2,317,611
		7,071,582
Building Products – 2.4%
Carlisle Cos Inc	4,103	1,513,351
Fortune Brands Home & Security Inc	18,804	1,284,877
		2,798,228
Capital Markets – 3.5%
Jefferies Financial Group Inc	19,877	1,558,357
Lazard Inc	39,055	2,010,551
MarketAxess Holdings Inc	2,061	465,869
		4,034,777
Chemicals – 2.9%
Corteva Inc	29,410	1,675,194
Westlake Chemical Corp	14,924	1,711,036
		3,386,230
Commercial Services & Supplies – 1.7%
Waste Connections Inc	11,266	1,933,020
Construction Materials – 1.1%
Martin Marietta Materials Inc	2,446	1,263,359
Consumer Finance – 1.8%
Ally Financial Inc	58,451	2,104,821
Containers & Packaging – 2.7%
Ball Corp	32,477	1,790,457
Graphic Packaging Holding Co	49,512	1,344,746
		3,135,203
Distributors – 1.6%
LKQ Corp	51,083	1,877,300
Diversified Financial Services – 1.2%
Fidelity National Information Services Inc	17,634	1,424,298
Electric Utilities – 5.6%
Alliant Energy Corp	52,353	3,096,156
Entergy Corp	45,408	3,442,835
		6,538,991
Electrical Equipment – 1.5%
AMETEK Inc	9,489	1,710,487
Electronic Equipment, Instruments & Components – 3.6%
Arrow Electronics Inc*	9,305	1,052,582
Keysight Technologies Inc*	8,451	1,357,484
Vontier Corp	50,547	1,843,449
		4,253,515
Energy Equipment & Services – 0.6%
Baker Hughes Co	16,322	669,528
Food & Staples Retailing – 3.8%
Casey's General Stores Inc	7,754	3,072,367
Target Corp	10,477	1,416,281
		4,488,648
Food Products – 2.2%
Hershey Co	9,346	1,582,745
Lamb Weston Holdings Inc	15,668	1,047,093
		2,629,838
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 1

Janus Henderson VIT Mid Cap Value Portfolio
Schedule of Investments
December 31, 2024
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – 3.4%
Globus Medical Inc*	20,488	$1,694,562
Teleflex Inc	8,670	1,543,087
Zimmer Biomet Holdings Inc	7,319	773,106
		4,010,755
Health Care Providers & Services – 3.0%
Cardinal Health Inc	11,248	1,330,301
Humana Inc	1,668	423,188
Labcorp Holdings Inc	7,706	1,767,140
		3,520,629
Household Durables – 1.6%
SharkNinja Inc*	9,682	942,640
Toll Brothers Inc	7,554	951,426
		1,894,066
Industrial Conglomerates – 1.7%
3M Co	15,307	1,975,981
Industrial Real Estate Investment Trusts (REITs) – 1.0%
STAG Industrial Inc	34,852	1,178,695
Insurance – 4.2%
Axis Capital Holdings Ltd	21,719	1,924,738
Hartford Financial Services Group Inc	19,862	2,172,903
RenaissanceRe Holdings Ltd	3,140	781,263
		4,878,904
Leisure Products – 0.7%
Brunswick Corp/DE	12,952	837,735
Life Sciences Tools & Services – 2.5%
Avantor Inc*	68,629	1,446,013
ICON PLC*	6,890	1,444,902
		2,890,915
Machinery – 1.3%
Lincoln Electric Holdings Inc	8,273	1,550,939
Marine – 1.0%
Kirby Corp*	10,615	1,123,067
Media – 2.3%
Fox Corp - Class B	57,634	2,636,179
Metals & Mining – 2.0%
Freeport-McMoRan Inc	62,867	2,393,975
Oil, Gas & Consumable Fuels – 5.9%
Chesapeake Energy Corp	34,116	3,396,248
ConocoPhillips	21,497	2,131,857
HF Sinclair Corp	38,783	1,359,344
		6,887,449
Professional Services – 2.6%
Robert Half International Inc	16,701	1,176,752
TransUnion	20,267	1,878,954
		3,055,706
Real Estate Management & Development – 1.5%
CBRE Group Inc*	13,434	1,763,750
Residential Real Estate Investment Trusts (REITs) – 1.2%
Equity LifeStyle Properties Inc	21,416	1,426,306
Retail Real Estate Investment Trusts (REITs) – 2.0%
Agree Realty Corp	33,128	2,333,868
Road & Rail – 3.0%
Canadian Pacific Kansas City Ltd	19,941	1,443,130
Landstar System Inc	12,111	2,081,397
		3,524,527
Semiconductor & Semiconductor Equipment – 2.3%
Microchip Technology Inc	20,578	1,180,148
Teradyne Inc	11,685	1,471,375
		2,651,523
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | December 31, 2024

Janus Henderson VIT Mid Cap Value Portfolio
Schedule of Investments
December 31, 2024
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Software – 0.7%
Nice Ltd (ADR)*	4,494	$763,261
Specialized Real Estate Investment Trusts (REITs) – 2.5%
Lamar Advertising Co	18,066	2,199,355
PotlatchDeltic Corp	19,345	759,291
		2,958,646
Specialty Retail – 4.7%
AutoZone Inc*	476	1,524,152
Bath & Body Works Inc	50,521	1,958,699
Burlington Stores Inc*	2,922	832,945
O'Reilly Automotive Inc*	1,008	1,195,287
		5,511,083
Trading Companies & Distributors – 2.3%
GATX Corp	9,304	1,441,748
MSC Industrial Direct Co Inc	15,937	1,190,334
		2,632,082
Total Common Stocks (cost $83,540,068)		114,684,935
Repurchase Agreements – 1.9%
ING Financial Markets LLC, Joint repurchase agreement, 4.4000%, dated 12/31/24, maturing 1/2/25 to be repurchased at $2,200,538 collateralized by $2,278,396 in U.S. Treasuries 0% - 3.3750%, 2/27/25 - 5/15/44 with a value of $2,244,550 (cost $2,200,000)	$2,200,000	2,200,000
Total Investments (total cost $85,740,068) – 100.1%		116,884,935
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(69,311)
Net Assets – 100%		$116,815,624

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$113,233,642	96.9%
Ireland	1,444,902	1.2
Canada	1,443,130	1.2
Israel	763,261	0.7
Total	$116,884,935	100.0%

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
ING Financial Markets LLC	$2,200,000	$—	$(2,200,000)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
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Janus Henderson VIT Mid Cap Value Portfolio
Notes to Schedule of Investments and Other Information

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of December 31, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$114,684,935	$-	$-
Repurchase Agreements	-	2,200,000	-
Total Assets	$114,684,935	$2,200,000	$-
4  | December 31, 2024

Janus Henderson VIT Mid Cap Value Portfolio
Statement of Assets and Liabilities
December 31, 2024

Assets:
Investments, at value (cost $83,540,068)	$114,684,935
Repurchase agreements, at value (cost $2,200,000)	2,200,000
Cash	54,105
Trustees' deferred compensation	3,237
Receivables:
Dividends	63,577
Portfolio shares sold	19,623
Interest	538
Other assets	1,035
Total Assets	117,027,050
Liabilities:
Payables:
Advisory fees	82,299
Professional fees	53,880
Portfolio shares repurchased	32,228
12b-1 Distribution and shareholder servicing fees	13,262
Transfer agent fees and expenses	5,743
Trustees' deferred compensation fees	3,237
Affiliated portfolio administration fees payable	264
Trustees' fees and expenses	176
Custodian fees	100
Accrued expenses and other payables	20,237
Total Liabilities	211,426
Commitments and contingent liabilities (Note 3)
Net Assets	$116,815,624
Net Assets Consist of:
Capital (par value and paid-in surplus)	$74,745,052
Total distributable earnings (loss)	42,070,572
Total Net Assets	$116,815,624
Net Assets - Institutional Shares	$58,373,086
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	3,137,249
Net Asset Value Per Share	$18.61
Net Assets - Service Shares	$58,442,538
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	3,304,700
Net Asset Value Per Share	$17.68
See Notes to Financial Statements.
Janus Aspen Series | 5

Janus Henderson VIT Mid Cap Value Portfolio
Statement of Operations
For the year ended December 31, 2024

Investment Income:
Dividends	$2,051,878
Interest	100,990
Other income	279
Foreign tax withheld	(8,304)
Total Investment Income	2,144,843
Expenses:
Advisory fees	878,114
12b-1 Distribution and shareholder servicing fees:
Service Shares	152,190
Transfer agent administrative fees and expenses:
Institutional Shares	27,808
Service Shares	30,438
Other transfer agent fees and expenses:
Institutional Shares	1,341
Service Shares	1,062
Professional fees	51,136
Registration fees	22,556
Shareholder reports expense	9,871
Affiliated portfolio administration fees	3,702
Custodian fees	3,510
Trustees' fees and expenses	2,448
Other expenses	54,746
Total Expenses	1,238,922
Net Investment Income/(Loss)	905,921
Net Realized Gain/(Loss) on Investments:
Investments	11,031,615
Total Net Realized Gain/(Loss) on Investments	11,031,615
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	2,203,585
Total Change in Unrealized Net Appreciation/Depreciation	2,203,585
Net Increase/(Decrease) in Net Assets Resulting from Operations	$14,141,121
See Notes to Financial Statements.
6  | December 31, 2024

Janus Henderson VIT Mid Cap Value Portfolio
Statements of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Operations:
Net investment income/(loss)	$905,921	$1,168,375
Net realized gain/(loss) on investments	11,031,615	5,979,139
Change in unrealized net appreciation/depreciation	2,203,585	5,120,073
Net Increase/(Decrease) in Net Assets Resulting from Operations	14,141,121	12,267,587
Dividends and Distributions to Shareholders:
Institutional Shares	(3,316,951)	(1,945,611)
Service Shares	(3,723,019)	(2,531,419)
Net Decrease from Dividends and Distributions to Shareholders	(7,039,970)	(4,477,030)
Capital Share Transactions:
Institutional Shares	4,123,806	(3,911,624)
Service Shares	(5,299,674)	(10,563,613)
Net Increase/(Decrease) from Capital Share Transactions	(1,175,868)	(14,475,237)
Net Increase/(Decrease) in Net Assets	5,925,283	(6,684,680)
Net Assets:
Beginning of period	110,890,341	117,575,021
End of period	$116,815,624	$110,890,341
See Notes to Financial Statements.
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Janus Henderson VIT Mid Cap Value Portfolio
Financial Highlights

Institutional Shares
For a share outstanding during the year ended December 31	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$17.53	$16.36	$19.12	$16.04	$16.73
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.17	0.19	0.18	0.16	0.18
Net realized and unrealized gain/(loss)	2.05	1.63	(1.34)	3.00	(0.41)
Total from Investment Operations	2.22	1.82	(1.16)	3.16	(0.23)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.18)	(0.19)	(0.23)	(0.08)	(0.18)
Distributions (from capital gains)	(0.96)	(0.46)	(1.37)	—	(0.28)
Total Dividends and Distributions	(1.14)	(0.65)	(1.60)	(0.08)	(0.46)
Net Asset Value, End of Period	$18.61	$17.53	$16.36	$19.12	$16.04
Total Return*	13.11%	11.40%	(5.56)%	19.73%	(0.92)%
Net Assets, End of Period (in thousands)	$58,373	$50,854	$51,231	$58,536	$48,538
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.93%	0.69%	0.67%	0.67%	0.81%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.93%	0.69%	0.67%	0.67%	0.81%
Ratio of Net Investment Income/(Loss)	0.91%	1.14%	1.12%	0.90%	1.24%
Portfolio Turnover Rate	42%	47%	48%	63%	44%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
8  | December 31, 2024

Janus Henderson VIT Mid Cap Value Portfolio
Financial Highlights

Service Shares
For a share outstanding during the year ended December 31	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$16.72	$15.64	$18.36	$15.42	$16.12
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.12	0.14	0.14	0.12	0.13
Net realized and unrealized gain/(loss)	1.95	1.55	(1.30)	2.87	(0.40)
Total from Investment Operations	2.07	1.69	(1.16)	2.99	(0.27)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.15)	(0.15)	(0.19)	(0.05)	(0.15)
Distributions (from capital gains)	(0.96)	(0.46)	(1.37)	—	(0.28)
Total Dividends and Distributions	(1.11)	(0.61)	(1.56)	(0.05)	(0.43)
Net Asset Value, End of Period	$17.68	$16.72	$15.64	$18.36	$15.42
Total Return*	12.80%	11.11%	(5.77)%	19.42%	(1.21)%
Net Assets, End of Period (in thousands)	$58,443	$60,036	$66,344	$78,435	$67,967
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.18%	0.93%	0.91%	0.92%	1.06%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.18%	0.93%	0.91%	0.92%	1.06%
Ratio of Net Investment Income/(Loss)	0.66%	0.91%	0.86%	0.68%	0.97%
Portfolio Turnover Rate	42%	47%	48%	63%	44%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Aspen Series | 9

Janus Henderson VIT Mid Cap Value Portfolio
Notes to Financial Statements
1.
Organization and Significant Accounting Policies
Janus Henderson VIT Mid Cap Value Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 10 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks capital appreciation. The Portfolio is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Portfolio.
The Portfolio currently offers two classes of shares:  Institutional Shares and Service Shares. Each class represents an interest in the same portfolio of investments. Institutional Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans. Service Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants.
Shareholders, including participating insurance companies, as well as accounts, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (and which may differ from control as determined in accordance with
United States of America generally accepted accounting principles ("US GAAP")).
The Chief Financial Officer of the Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Portfolio operated as a single segment entity for the year ended December 31, 2024. The key indicator of performance of the Portfolio is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Portfolio and are in conformity with US GAAP.
Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of
10 | December 31, 2024

Janus Henderson VIT Mid Cap Value Portfolio
Notes to Financial Statements
such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2024 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Portfolio classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Portfolio bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
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Janus Henderson VIT Mid Cap Value Portfolio
Notes to Financial Statements
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).
The Portfolio may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Portfolio distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Other Investments and Strategies
Market Risk
The value of the Portfolio’s portfolio may decrease if the value of one or more issuers in the Portfolio’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Portfolio invests. If the value of the Portfolio’s portfolio decreases, the Portfolio’s NAV will also decrease, which means if you sell your shares in the Portfolio you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Real Estate Investing
The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities,
12 | December 31, 2024

Janus Henderson VIT Mid Cap Value Portfolio
Notes to Financial Statements
real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.
Repurchase Agreements
The Portfolio and other funds advised by the Adviser or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.
Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
Counterparties
Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Portfolio presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Portfolio's Schedule of Investments.
All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Portfolio, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Portfolio does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.
3.
Investment Advisory Agreements and Other Transactions with Affiliates
The Portfolio pays the Adviser an investment advisory fee rate that may adjust up or down based on the Portfolio’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Portfolio consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Portfolio’s average daily net assets during the
Janus Aspen Series | 13

Janus Henderson VIT Mid Cap Value Portfolio
Notes to Financial Statements
previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Portfolio’s average daily net assets based on the Portfolio’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of the Portfolio’s Service Shares for the performance measurement period is used to calculate the Performance Adjustment. The Portfolio’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.64%, and the Portfolio’s benchmark index used in the calculation is the Russell Midcap® Value Index.
No Performance Adjustment is applied unless the difference between the Portfolio’s investment performance and the cumulative investment record of the Portfolio’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Portfolio outperforms or underperforms its benchmark index, up to the Portfolio’s full performance rate of ±4.00%. Because the Performance Adjustment is tied to a Portfolio’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Portfolio’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Portfolio’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Portfolio is calculated net of expenses whereas the Portfolio’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Portfolio and the Portfolio’s benchmark index.
The Portfolio’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the year ended December 31, 2024, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.75%.
The Adviser has contractually agreed to waive the investment advisory fee and/or reimburse operating expenses to the extent that the Portfolio’s total annual fund operating expenses, excluding any performance adjustments to management fees, the 12b-1 distribution and shareholder servicing fees (applicable to Service Shares), transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.77% of the Portfolio’s average daily net assets for at least a one-year period commencing on April 29, 2024. If applicable, amounts waived and/or reimbursed to the Portfolio by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Portfolio pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Portfolio, including providing office space for the Portfolio, and is reimbursed by the Portfolio for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Portfolio pays for some or all of the salaries, fees, and expenses of the Adviser employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Portfolio. These amounts are disclosed as “Affiliated portfolio administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Portfolio. Total compensation of $42,433 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended December 31, 2024. The Portfolio's portion is reported as part of
“Other expenses” on the Statement of Operations.
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Notes to Financial Statements
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Portfolio’s transfer agent. The Transfer Agent receives an administrative services fee at an annual rate of 0.05% of the average daily net assets of the Portfolio for arranging for the provision by participating insurance companies and qualified plan service providers of administrative services, including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided on behalf of contract holders or plan participants investing in the Portfolio. The Transfer Agent expects to use this entire fee to compensate insurance companies and qualified plan service providers for providing these services to their customers who invest in the Portfolio.
The Transfer Agent is not compensated for internal services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Service Shares may pay the Trust’s distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Service Shares at an annual rate of up to 0.25% of the average daily net assets of the Service Shares. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to insurance companies and qualified plan service providers as compensation for distribution and/or shareholder services performed by such entities. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Portfolio as unrealized appreciation/(depreciation) and is included as of December 31, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended December 31, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the year ended December 31, 2024.
The Portfolio is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Portfolio and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Portfolio from or to another fund or account that is or could be considered an affiliate of the Portfolio under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended December 31, 2024, the
Portfolio engaged in cross trades amounting to $121,705 in purchases.
4.
Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Portfolio must satisfy under the income tax regulations; (2) losses or deductions the Portfolio may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
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Notes to Financial Statements
Other book to tax differences primarily consist of deferred compensation. The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$955,762	$10,283,414	$-	$-	$(2,775)	$30,834,171
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2024 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$86,050,764	$33,867,155	$(3,032,984)	$30,834,171
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended December 31, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$1,042,905	$5,997,065	$-	$-

For the year ended December 31, 2023
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$1,150,851	$3,326,179	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
5.
Capital Share Transactions
	Year ended December 31, 2024		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Institutional Shares:
Shares sold	653,554	$12,182,804	493,103	$8,060,997
Reinvested dividends and distributions	188,163	3,316,951	119,445	1,945,611
Shares repurchased	(606,016)	(11,375,949)	(842,028)	(13,918,232)
Net Increase/(Decrease)	235,701	$4,123,806	(229,480)	$(3,911,624)
Service Shares:
Shares sold	200,876	$3,518,419	370,669	$5,795,057
Reinvested dividends and distributions	222,452	3,723,019	163,239	2,531,419
Shares repurchased	(709,056)	(12,541,112)	(1,184,350)	(18,890,089)
Net Increase/(Decrease)	(285,728)	$(5,299,674)	(650,442)	$(10,563,613)
6.
Purchases and Sales of Investment Securities
For the year ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as
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Notes to Financial Statements
applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$48,460,798	$56,742,639	$-	$-
7.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2024 and through the date of issuance of the Portfolio's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.
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Janus Henderson Mid Cap Value Portfolio
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Aspen Series and Shareholders of Janus Henderson VIT Mid Cap Value Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson VIT Mid Cap Value Portfolio (one of the portfolios constituting Janus Aspen Series, referred to hereafter as the "Portfolio") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
February 20, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
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Designation Requirements (unaudited)
For federal income tax purposes, the Portfolio designated the following for the year ended December 31, 2024:
Section 163(j) Interest Dividend	5%
Capital Gain Distributions	$5,997,065
Dividends Received Deduction Percentage	100%
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Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Aspen Series. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:  (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Portfolios:
• For Janus Henderson Balanced Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Portfolio’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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Additional Information (unaudited)
• For Janus Henderson Forty Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Portfolio’s underperformance over various periods of time, while also noting that the Portfolio has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that 36-month end performance was not yet available because of the Portfolio’s inception date.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees considered the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Overseas Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Research Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service
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Janus Henderson VIT Mid Cap Value Portfolio
Additional Information (unaudited)
quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Portfolio’s total expenses, net of applicable fee waivers (the Portfolio’s “total expenses”) as reflected in the comparative information provided by Broadridge:
• For Janus Henderson Balanced Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Portfolio’s expenses.
• For Janus Henderson Forty Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
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Additional Information (unaudited)
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Overseas Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Portfolio’s expenses, although the limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Research Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable,
24 | December 31, 2024

Janus Henderson VIT Mid Cap Value Portfolio
Additional Information (unaudited)
taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and
Janus Aspen Series | 25

Janus Henderson VIT Mid Cap Value Portfolio
Additional Information (unaudited)
services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
26 | December 31, 2024

Janus Henderson VIT Mid Cap Value Portfolio
Notes
Janus Aspen Series | 27

Janus Henderson VIT Mid Cap Value Portfolio
Notes
28 | December 31, 2024

Janus Henderson VIT Mid Cap Value Portfolio
Notes
Janus Aspen Series | 29

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Portfolios distributed by Janus Henderson Distributors US LLC
109-02-81122 02-25

ANNUAL FINANCIAL STATEMENTS

December 31, 2024
Janus Henderson VIT Overseas Portfolio
Janus Aspen Series

Janus Henderson VIT Overseas Portfolio

Janus Henderson VIT Overseas Portfolio
Schedule of Investments
December 31, 2024

	Shares or Principal Amounts	Value
Common Stocks – 96.6%
Aerospace & Defense – 3.6%
BAE Systems PLC	1,660,276	$23,814,608
Automobiles – 4.0%
BYD Co Ltd	204,000	6,956,059
Toyota Motor Corp	979,500	19,310,000
		26,266,059
Banks – 17.4%
Banca Monte dei Paschi di Siena SpA	1,174,322	8,272,878
BNP Paribas SA	251,237	15,384,439
Erste Group Bank AG	393,558	24,312,802
HDFC Bank Ltd	1,056,080	21,846,050
Natwest Group PLC	3,284,565	16,529,850
Resona Holdings Inc	2,621,900	19,081,395
UniCredit SpA	228,973	9,140,318
		114,567,732
Beverages – 3.7%
Davide Campari-Milano NV	1,541,201	9,676,539
Heineken NV	208,099	14,773,831
		24,450,370
Biotechnology – 4.8%
Argenx SE (ADR)*	17,707	10,889,805
Ascendis Pharma A/S (ADR)*	44,645	6,146,277
Zai Lab Ltd (ADR)*	555,562	14,550,169
		31,586,251
Chemicals – 1.9%
Shin-Etsu Chemical Co Ltd	371,100	12,273,385
Commercial Services & Supplies – 1.8%
Rentokil Initial PLC	2,364,010	11,741,927
Diversified Telecommunication Services – 2.8%
Deutsche Telekom AG	610,237	18,260,034
Electronic Equipment, Instruments & Components – 2.5%
Hexagon AB - Class B	1,744,001	16,555,699
Entertainment – 5.0%
Liberty Media Corp-Liberty Formula One - Series C*	281,203	26,056,270
Spotify Technology SA*	15,903	7,114,684
		33,170,954
Hotels, Restaurants & Leisure – 2.7%
Entain PLC	1,280,136	10,962,128
Trip.com Group Ltd (ADR)*	94,940	6,518,581
		17,480,709
Industrial Real Estate Investment Trusts (REITs) – 1.8%
Segro PLC	1,333,855	11,703,783
Information Technology Services – 1.5%
Fujitsu Ltd	577,000	10,135,897
Insurance – 6.0%
AIA Group Ltd	2,351,400	17,010,411
Dai-ichi Life Holdings Inc	846,400	22,486,480
		39,496,891
Life Sciences Tools & Services – 1.9%
ICON PLC*	60,150	12,614,057
Machinery – 1.1%
Alstom SA*,#	312,026	6,968,814
Metals & Mining – 3.4%
Teck Resources Ltd	556,729	22,574,387
Oil, Gas & Consumable Fuels – 4.0%
Canadian Natural Resources Ltd	540,811	16,694,836
TotalEnergies SE	172,677	9,594,088
		26,288,924
Personal Products – 1.8%
Unilever PLC	211,539	11,978,118
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 2

Janus Henderson VIT Overseas Portfolio
Schedule of Investments
December 31, 2024
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Pharmaceuticals – 5.8%
AstraZeneca PLC	135,401	$17,623,023
Sanofi	208,955	20,203,834
		37,826,857
Semiconductor & Semiconductor Equipment – 11.9%
ASML Holding NV	25,595	17,997,916
Disco Corp	24,100	6,505,696
Taiwan Semiconductor Manufacturing Co Ltd	1,646,000	53,753,420
		78,257,032
Technology Hardware, Storage & Peripherals – 1.3%
Samsung Electronics Co Ltd	240,253	8,672,452
Textiles, Apparel & Luxury Goods – 4.7%
LVMH Moet Hennessy Louis Vuitton SE	18,556	12,131,820
Samsonite International SAž	6,751,377	18,777,757
		30,909,577
Wireless Telecommunication Services – 1.2%
SoftBank Group Corp	139,300	8,002,981
Total Common Stocks (cost $503,166,050)		635,597,498
Preferred Stocks – 1.5%
Automobiles – 1.5%
Dr Ing hc F Porsche AGž (cost $14,963,543)	161,082	9,742,372
Investment Companies – 1.6%
Money Markets – 1.6%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº,£ (cost $10,762,207)	10,760,055	10,762,207
Investments Purchased with Cash Collateral from Securities Lending – 0.2%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 4.3732%ºº,£	1,025,996	1,025,996
Time Deposits – 0%
Royal Bank of Canada, 4.3100%, 1/2/25	$256,499	256,499
Total Investments Purchased with Cash Collateral from Securities Lending (cost $1,282,495)		1,282,495
Total Investments (total cost $530,174,295) – 99.9%		657,384,572
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		829,830
Net Assets – 100%		$658,214,402
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
3  |

Janus Henderson VIT Overseas Portfolio
Schedule of Investments
December 31, 2024

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United Kingdom	$104,353,437	15.9%
Japan	97,795,834	14.9
France	64,282,995	9.8
Taiwan	53,753,420	8.2
Canada	39,269,223	6.0
United States	38,100,972	5.8
Hong Kong	35,788,168	5.4
Netherlands	32,771,747	5.0
China	28,024,809	4.3
Germany	28,002,406	4.3
Italy	27,089,735	4.1
Austria	24,312,802	3.7
Sweden	23,670,383	3.6
India	21,846,050	3.3
Ireland	12,614,057	1.9
Belgium	10,889,805	1.6
South Korea	8,672,452	1.3
Denmark	6,146,277	0.9
Total	$657,384,572	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/24	Ending Shares	Dividend Income
Investment Companies - 1.6%
Money Markets - 1.6%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº
	$11,523,865	$122,551,176	$(123,312,574)	$(106)	$(154)	$10,762,207	10,760,055	$677,903
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 4.3732%ºº
	560,000	29,622,552	(29,156,556)	-	-	1,025,996	1,025,996	7,092 ∆
Total Affiliated Investments - 1.8%
	$12,083,865	$152,173,728	$(152,469,130)	$(106)	$(154)	$11,788,203	11,786,051	$684,995

Schedule of Total Return Swaps
Counterparty/ Return Paid by the Portfolio	Return Received by the Portfolio	Payment Frequency	Termination Date	Notional Amount		Swap Contracts, at Value and Unrealized Appreciation/ (Depreciation)
UBS AG, London Branch:
Euro short-term rate + 0.55%	Ryanair Holdings PLC	At Maturity	1/15/25	5,940,361	EUR	$138,562
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 4

Janus Henderson VIT Overseas Portfolio
Schedule of Investments
December 31, 2024
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of December 31, 2024.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2024
Equity Contracts
Asset Derivatives:
Swaps - OTC, at value	$138,562
The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s
Statement of Operations for the year ended December 31, 2024.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended December 31, 2024
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Equity Contracts
Swap contracts	$122,608

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Equity Contracts
Swap contracts	$(12,627)
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Portfolio’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Year Ended December 31, 2024
Total return swaps:
Average notional amount	$5,940,361

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$1,213,701	$—	$(1,213,701)	$—
UBS AG, London Branch	138,562	—	—	138,562
Total	$1,352,263	$—	$(1,213,701)	$138,562

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
5  |

Janus Henderson VIT Overseas Portfolio
Notes to Schedule of Investments and Other Information

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the year ended December 31, 2024 is $28,520,129, which represents 4.3% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of December 31, 2024.
#	Loaned security; a portion of the security is on loan at December 31, 2024.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of December 31, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Biotechnology	$31,586,251	$-	$-
Entertainment	33,170,954	-	-
Hotels, Restaurants & Leisure	6,518,581	10,962,128	-
Life Sciences Tools & Services	12,614,057	-	-
Metals & Mining	22,574,387	-	-
Oil, Gas & Consumable Fuels	16,694,836	9,594,088	-
All Other	-	491,882,216	-
Preferred Stocks	-	9,742,372	-
Investment Companies	-	10,762,207	-
Investments Purchased with Cash Collateral from Securities Lending	-	1,282,495	-
Total Investments in Securities	$123,159,066	$534,225,506	$-
Other Financial Instruments(a):
OTC Swaps	-	138,562	-
Total Assets	$123,159,066	$534,364,068	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

 | 6

Janus Henderson VIT Overseas Portfolio
Statement of Assets and Liabilities
December 31, 2024

Assets:
Unaffiliated investments, at value (cost $518,386,092)(1)	$645,596,369
Affiliated investments, at value (cost $11,788,203)	11,788,203
Cash denominated in foreign currency (cost $1,467)	1,467
OTC swap contracts, at value (premium paid/received $0)	138,562
Trustees' deferred compensation	18,207
Receivables:
Portfolio shares sold	1,329,436
Foreign tax reclaims	1,000,665
Dividends	392,370
Dividends and interest on swap contracts	122,608
Dividends from affiliates	45,704
Other assets	29,335
Total Assets	660,462,926
Liabilities:
Collateral for securities loaned (Note 3)	1,282,495
Payables:
Advisory fees	439,851
Portfolio shares repurchased	173,200
12b-1 Distribution and shareholder servicing fees	112,006
Professional fees	65,319
Transfer agent fees and expenses	30,662
Trustees' deferred compensation fees	18,207
Custodian fees	10,951
Affiliated portfolio administration fees payable	1,463
Trustees' fees and expenses	1,221
Accrued expenses and other payables	113,149
Total Liabilities	2,248,524
Net Assets	$658,214,402
Net Assets Consist of:
Capital (par value and paid-in surplus)	$680,154,032
Total distributable earnings (loss)	(21,939,630)
Total Net Assets	$658,214,402
Net Assets - Institutional Shares	$154,443,374
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	3,516,426
Net Asset Value Per Share	$43.92
Net Assets - Service Shares	$503,771,028
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	12,059,375
Net Asset Value Per Share	$41.77

(1)	Includes $1,213,701 of securities on loan. See Note 3 in Notes to Financial Statements.
See Notes to Financial Statements.
7  | December 31, 2024

Janus Henderson VIT Overseas Portfolio
Statement of Operations
For the year ended December 31, 2024

Investment Income:
Dividends	$17,158,546
Dividends from affiliates	677,903
Affiliated securities lending income, net	7,092
Unaffiliated securities lending income, net	2,839
Other income	10,068
Foreign tax withheld	(1,820,007)
Total Investment Income	16,036,441
Expenses:
Advisory fees	5,280,245
12b-1 Distribution and shareholder servicing fees:
Service Shares	1,307,840
Transfer agent administrative fees and expenses:
Institutional Shares	80,696
Service Shares	264,328
Other transfer agent fees and expenses:
Institutional Shares	2,908
Service Shares	5,517
Custodian fees	87,812
Professional fees	71,159
Shareholder reports expense	48,862
Affiliated portfolio administration fees	21,982
Registration fees	21,697
Trustees' fees and expenses	14,486
Other expenses	107,595
Total Expenses	7,315,127
Net Investment Income/(Loss)	8,721,314
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	62,368,341
Investments in affiliates	(106)
Swap contracts	122,608
Total Net Realized Gain/(Loss) on Investments	62,490,843
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation (net of decrease in deferred foreign taxes of $198,950)	(33,548,272)
Investments in affiliates	(154)
Swap contracts	(12,627)
Total Change in Unrealized Net Appreciation/Depreciation	(33,561,053)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$37,651,104
See Notes to Financial Statements.
Janus Aspen Series | 8

Janus Henderson VIT Overseas Portfolio
Statements of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Operations:
Net investment income/(loss)	$8,721,314	$8,634,675
Net realized gain/(loss) on investments	62,490,843	10,742,252
Change in unrealized net appreciation/depreciation	(33,561,053)	47,028,301
Net Increase/(Decrease) in Net Assets Resulting from Operations	37,651,104	66,405,228
Dividends and Distributions to Shareholders:
Institutional Shares	(2,203,050)	(2,272,090)
Service Shares	(6,750,486)	(7,207,268)
Net Decrease from Dividends and Distributions to Shareholders	(8,953,536)	(9,479,358)
Capital Share Transactions:
Institutional Shares	(2,633,076)	(7,375,992)
Service Shares	(27,083,339)	(37,101,053)
Net Increase/(Decrease) from Capital Share Transactions	(29,716,415)	(44,477,045)
Net Increase/(Decrease) in Net Assets	(1,018,847)	12,448,825
Net Assets:
Beginning of period	659,233,249	646,784,424
End of period	$658,214,402	$659,233,249
See Notes to Financial Statements.
9  | December 31, 2024

Janus Henderson VIT Overseas Portfolio
Financial Highlights

Institutional Shares
For a share outstanding during the year ended December 31	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$42.06	$38.52	$42.92	$38.21	$33.29
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.67	0.61	0.74	0.58	0.36
Net realized and unrealized gain/(loss)	1.81	3.55	(4.46)	4.62	4.99
Total from Investment Operations	2.48	4.16	(3.72)	5.20	5.35
Less Dividends and Distributions:
Dividends (from net investment income)	(0.62)	(0.62)	(0.68)	(0.49)	(0.43)
Total Dividends and Distributions	(0.62)	(0.62)	(0.68)	(0.49)	(0.43)
Net Asset Value, End of Period	$43.92	$42.06	$38.52	$42.92	$38.21
Total Return*	5.86%	10.85%	(8.63)%	13.61%	16.30%
Net Assets, End of Period (in thousands)	$154,443	$150,156	$144,544	$170,166	$159,005
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.88%	0.89%	0.89%	0.87%	0.83%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.88%	0.89%	0.89%	0.87%	0.83%
Ratio of Net Investment Income/(Loss)	1.48%	1.50%	1.91%	1.38%	1.15%
Portfolio Turnover Rate	39%	30%	36%	21%	21%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Aspen Series | 10

Janus Henderson VIT Overseas Portfolio
Financial Highlights

Service Shares
For a share outstanding during the year ended December 31	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$40.08	$36.76	$41.02	$36.57	$31.90
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.52	0.49	0.61	0.46	0.27
Net realized and unrealized gain/(loss)	1.73	3.39	(4.25)	4.41	4.77
Total from Investment Operations	2.25	3.88	(3.64)	4.87	5.04
Less Dividends and Distributions:
Dividends (from net investment income)	(0.56)	(0.56)	(0.62)	(0.42)	(0.37)
Total Dividends and Distributions	(0.56)	(0.56)	(0.62)	(0.42)	(0.37)
Net Asset Value, End of Period	$41.77	$40.08	$36.76	$41.02	$36.57
Total Return*	5.58%	10.58%	(8.84)%	13.32%	15.99%
Net Assets, End of Period (in thousands)	$503,771	$509,077	$502,240	$570,494	$540,349
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.13%	1.14%	1.14%	1.12%	1.08%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.13%	1.14%	1.14%	1.12%	1.08%
Ratio of Net Investment Income/(Loss)	1.21%	1.25%	1.67%	1.14%	0.92%
Portfolio Turnover Rate	39%	30%	36%	21%	21%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
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Notes to Financial Statements
1.
Organization and Significant Accounting Policies
Janus Henderson VIT Overseas Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 10 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks long-term growth of capital. The Portfolio is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Portfolio.
The Portfolio currently offers two classes of shares:  Institutional Shares and Service Shares. Each class represents an interest in the same portfolio of investments. Institutional Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans. Service Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants.
Shareholders, including participating insurance companies, as well as accounts, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (and which may differ from control as determined in accordance with
United States of America generally accepted accounting principles ("US GAAP")).
The Chief Financial Officer of the Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Portfolio operated as a single segment entity for the year ended December 31, 2024. The key indicator of performance of the Portfolio is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Portfolio and are in conformity with US GAAP.
Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of
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Notes to Financial Statements
such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2024 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Portfolio classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Portfolio bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
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Notes to Financial Statements
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).
The Portfolio may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Portfolio distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Derivative Instruments
The Portfolio may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolio may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Portfolio during the year ended December 31, 2024 is discussed in further detail below. A summary of derivative activity by the Portfolio is reflected in the tables at the end of the Schedule of Investments.
The Portfolio may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolio may not use any derivative to gain exposure to an asset or class of assets that it
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Notes to Financial Statements
would be prohibited by its investment restrictions from purchasing directly. The Portfolio’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Portfolio’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Portfolio creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolio may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Portfolio may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Portfolio has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Portfolio’s commitment with respect
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Notes to Financial Statements
to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set  of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Portfolio. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Portfolio or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Portfolio. If the other party to a swap defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Portfolio utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Portfolio and reduce the Portfolio’s total return.
Swap agreements also bear the risk that the Portfolio will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Portfolio to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Portfolio will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Portfolio may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Portfolio may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Portfolio to losses, increase its costs, or prevent the Portfolio from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades. The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Portfolio’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Portfolio’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the year is included in the Statement of Operations (if applicable).
The Portfolio’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty.
Total return swaps involve an exchange by two parties in which one party makes payments based on a set  rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).
During the year, the Portfolio entered into total return swaps on equity securities to increase exposure to equity risk. These total return swaps require the Portfolio to pay a floating reference interest rate, and an amount equal to the
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Notes to Financial Statements
negative price movement of securities or an index multiplied by the notional amount of the contract. The Portfolio will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities.
3.
Other Investments and Strategies
Market Risk
The value of the Portfolio’s portfolio may decrease if the value of one or more issuers in the Portfolio’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Portfolio invests. If the value of the Portfolio’s portfolio decreases, the Portfolio’s NAV will also decrease, which means if you sell your shares in the Portfolio you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Emerging Market Investing
Within the parameters of its specific investment policies, the Portfolio may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Portfolio may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Portfolio invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio’s investments. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Portfolio invests in
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Janus Henderson VIT Overseas Portfolio
Notes to Financial Statements
Chinese local market securities.
Counterparties
Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Portfolio does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned
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Notes to Financial Statements
securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of December 31, 2024, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $1,213,701. Gross amounts of recognized liabilities for securities lending (collateral received) as of December 31, 2024 is $1,282,495, resulting in the net amount due to the counterparty of $68,794.
Offsetting Assets and Liabilities
The Portfolio presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Portfolio mitigate its counterparty risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Portfolio may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of
December 31, 2024” table located in the Portfolio’s Schedule of Investments.
The Portfolio may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Portfolio has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Portfolio may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Portfolio has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.
4.
Investment Advisory Agreements and Other Transactions with Affiliates
The Portfolio pays the Adviser an investment advisory fee rate that may adjust up or down based on the Portfolio’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Portfolio consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Portfolio’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Portfolio’s average daily net assets based on the Portfolio’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of the Portfolio’s Service Shares for the performance measurement period is used to calculate the Performance Adjustment. The Portfolio’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.64%, and the Portfolio’s benchmark index used in the calculation is the MSCI All Country World ex-USA IndexSM.
No Performance Adjustment is applied unless the difference between the Portfolio’s investment performance and the cumulative investment record of the Portfolio’s benchmark index is 0.50% or greater (positive or negative) during the
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Janus Henderson VIT Overseas Portfolio
Notes to Financial Statements
applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Portfolio outperforms or underperforms its benchmark index, up to the Portfolio’s full performance rate of ±7.00%. Because the Performance Adjustment is tied to a Portfolio’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Portfolio’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Portfolio’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Portfolio is calculated net of expenses whereas the Portfolio’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Portfolio and the Portfolio’s benchmark index.
The Portfolio’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the year ended December 31, 2024, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.77%.
The Adviser serves as administrator to the Portfolio pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Portfolio, including providing office space for the Portfolio, and is reimbursed by the Portfolio for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Portfolio pays for some or all of the salaries, fees, and expenses of the Adviser employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Portfolio. These amounts are disclosed as “Affiliated portfolio administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Portfolio. Total compensation of $42,433 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended December 31, 2024. The Portfolio's portion is reported as part of
“Other expenses” on the Statement of Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Portfolio’s transfer agent. The Transfer Agent receives an administrative services fee at an annual rate of 0.05% of the average daily net assets of the Portfolio for arranging for the provision by participating insurance companies and qualified plan service providers of administrative services, including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided on behalf of contract holders or plan participants investing in the Portfolio. The Transfer Agent expects to use this entire fee to compensate insurance companies and qualified plan service providers for providing these services to their customers who invest in the Portfolio.
The Transfer Agent is not compensated for internal services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Service Shares may pay the Trust’s distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Service Shares at an annual rate of up to 0.25% of the average daily net assets of the Service Shares. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to insurance companies and qualified plan service providers as compensation for distribution and/or shareholder services performed by such entities. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus
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Notes to Financial Statements
Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Portfolio as unrealized appreciation/(depreciation) and is included as of December 31, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended December 31, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the year ended December 31, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Portfolio's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Portfolio to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended December 31, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
The Portfolio is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Portfolio and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Portfolio from or to another fund or account that is or could be considered an affiliate of the Portfolio under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended December 31, 2024, the
Portfolio engaged in cross trades amounting to $690,387 in purchases.
5.
Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Portfolio must satisfy under the income tax regulations; (2) losses or deductions the Portfolio may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation. The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$1,837,112	$-	$(150,473,158)	$-	$58,572	$126,637,844
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Notes to Financial Statements
Accumulated capital losses noted below represent net capital loss carryovers, as of December 31, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended December 31, 2024
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(56,949,961)	$(93,523,197)	$(150,473,158)
During the year ended December 31, 2024, capital loss carryovers of $61,144,739 were utilized by the Portfolio.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$530,768,853	$166,674,023	$(40,058,304)	$126,615,719
Information on the tax components of derivatives as of December 31, 2024 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$-	$138,562	$-	$138,562
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended December 31, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$8,953,536	$-	$-	$-

For the year ended December 31, 2023
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$9,479,358	$-	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
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Notes to Financial Statements
6.
Capital Share Transactions
	Year ended December 31, 2024		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Institutional Shares:
Shares sold	342,191	$15,262,819	371,089	$15,211,838
Reinvested dividends and distributions	48,440	2,203,050	55,019	2,272,090
Shares repurchased	(443,997)	(20,098,945)	(608,915)	(24,859,920)
Net Increase/(Decrease)	(53,366)	$(2,633,076)	(182,807)	$(7,375,992)
Service Shares:
Shares sold	1,079,898	$46,301,867	901,432	$35,146,102
Reinvested dividends and distributions	156,005	6,750,486	183,058	7,207,268
Shares repurchased	(1,878,619)	(80,135,692)	(2,045,899)	(79,454,423)
Net Increase/(Decrease)	(642,716)	$(27,083,339)	(961,409)	$(37,101,053)
7.
Purchases and Sales of Investment Securities
For the year ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$257,833,785	$286,673,779	$-	$-
8.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2024 and through the date of issuance of the Portfolio's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.
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Janus Henderson Overseas Portfolio
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Aspen Series and Shareholders of Janus Henderson VIT Overseas Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson VIT Overseas Portfolio (one of the portfolios constituting Janus Aspen Series, referred to hereafter as the "Portfolio") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent, and broker; when replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
February 20, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
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Janus Henderson Overseas Portfolio
Designation Requirements (unaudited)
For federal income tax purposes, the Portfolio designated the following for the year ended December 31, 2024:
Section 163(j) Interest Dividend	2%
Foreign Taxes Paid	$1,679,424
Foreign Source Income	$13,398,082
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Janus Henderson VIT Overseas Portfolio
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Aspen Series. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:  (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Portfolios:
• For Janus Henderson Balanced Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Portfolio’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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Additional Information (unaudited)
• For Janus Henderson Forty Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Portfolio’s underperformance over various periods of time, while also noting that the Portfolio has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that 36-month end performance was not yet available because of the Portfolio’s inception date.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees considered the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Overseas Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Research Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service
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Janus Henderson VIT Overseas Portfolio
Additional Information (unaudited)
quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Portfolio’s total expenses, net of applicable fee waivers (the Portfolio’s “total expenses”) as reflected in the comparative information provided by Broadridge:
• For Janus Henderson Balanced Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Portfolio’s expenses.
• For Janus Henderson Forty Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
29 | December 31, 2024

Janus Henderson VIT Overseas Portfolio
Additional Information (unaudited)
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Overseas Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Portfolio’s expenses, although the limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Research Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable,
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Janus Henderson VIT Overseas Portfolio
Additional Information (unaudited)
taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and
31 | December 31, 2024

Janus Henderson VIT Overseas Portfolio
Additional Information (unaudited)
services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
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Janus Henderson VIT Overseas Portfolio
Notes
33 | December 31, 2024

Janus Henderson VIT Overseas Portfolio
Notes
Janus Aspen Series | 34

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Portfolios distributed by Janus Henderson Distributors US LLC
109-02-81120 02-25

ANNUAL FINANCIAL STATEMENTS

December 31, 2024
Janus Henderson VIT Research Portfolio
Janus Aspen Series

Janus Henderson VIT Research Portfolio

Janus Henderson VIT Research Portfolio
Schedule of Investments
December 31, 2024

	Shares or Principal Amounts	Value
Common Stocks – 99.9%
Aerospace & Defense – 1.3%
General Electric Co	20,174	$3,364,821
Howmet Aerospace Inc	53,410	5,841,452
		9,206,273
Automobiles – 0.7%
Tesla Inc*	12,312	4,972,078
Beverages – 0.9%
Constellation Brands Inc - Class A	7,531	1,664,351
Monster Beverage Corp*	98,846	5,195,346
		6,859,697
Biotechnology – 1.4%
AbbVie Inc	4,759	845,674
Amgen Inc	9,985	2,602,490
Argenx SE (ADR)*	2,777	1,707,855
Sarepta Therapeutics Inc*	5,796	704,736
Vaxcyte Inc*	13,674	1,119,354
Vertex Pharmaceuticals Inc*	7,182	2,892,191
		9,872,300
Capital Markets – 1.6%
Ares Management Corp - Class A	15,142	2,680,588
Blackstone Group Inc	25,998	4,482,575
Charles Schwab Corp	21,601	1,598,690
LPL Financial Holdings Inc	9,705	3,168,780
		11,930,633
Consumer Finance – 0.2%
Capital One Financial Corp	6,532	1,164,786
Diversified Financial Services – 4.3%
Apollo Global Management Inc	21,976	3,629,556
Global Payments Inc	7,600	851,656
Mastercard Inc - Class A	24,861	13,091,057
Visa Inc	44,245	13,983,190
		31,555,459
Electrical Equipment – 0.6%
Eaton Corp PLC	12,196	4,047,487
Electronic Equipment, Instruments & Components – 0.4%
Amphenol Corp	46,238	3,211,229
Energy Equipment & Services – 0.2%
Atlas Energy Solutions Inc#	65,059	1,443,009
Entertainment – 2.6%
Liberty Media Corp-Liberty Formula One - Series C*	81,234	7,527,142
Netflix Inc*	11,064	9,861,565
Spotify Technology SA*	4,214	1,885,259
		19,273,966
Health Care Equipment & Supplies – 1.0%
Boston Scientific Corp*	18,714	1,671,534
Intuitive Surgical Inc*	5,368	2,801,881
Lantheus Holdings Inc*	16,228	1,451,757
Stryker Corp	3,950	1,422,198
		7,347,370
Health Care Providers & Services – 0.5%
McKesson Corp	3,294	1,877,283
UnitedHealth Group Inc	4,017	2,032,040
		3,909,323
Hotels, Restaurants & Leisure – 3.4%
Booking Holdings Inc	2,367	11,760,250
Chipotle Mexican Grill Inc*	112,202	6,765,781
DoorDash Inc - Class A*	20,055	3,364,226
Las Vegas Sands Corp	65,414	3,359,663
		25,249,920
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
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Janus Henderson VIT Research Portfolio
Schedule of Investments
December 31, 2024
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Household Products – 1.1%
Procter & Gamble Co	48,952	$8,206,803
Independent Power and Renewable Electricity Producers – 0.5%
Vistra Corp	26,457	3,647,627
Industrial Conglomerates – 1.3%
3M Co	51,097	6,596,112
Honeywell International Inc	12,561	2,837,404
		9,433,516
Insurance – 1.0%
Arthur J Gallagher & Co	7,395	2,099,071
Progressive Corp/The	22,955	5,500,247
		7,599,318
Interactive Media & Services – 12.5%
Alphabet Inc - Class C	240,161	45,736,261
Meta Platforms Inc - Class A	78,830	46,155,753
		91,892,014
Life Sciences Tools & Services – 0.2%
Thermo Fisher Scientific Inc	2,160	1,123,697
Machinery – 0.9%
Deere & Co	8,178	3,465,018
Ingersoll Rand Inc	34,091	3,083,872
		6,548,890
Multiline Retail – 6.7%
Amazon.com Inc*	222,670	48,851,571
Pharmaceuticals – 3.6%
AstraZeneca PLC (ADR)	32,469	2,127,369
Eli Lilly & Co	23,194	17,905,768
Johnson & Johnson	15,677	2,267,208
Merck & Co Inc	44,070	4,384,083
		26,684,428
Professional Services – 0.4%
Booz Allen Hamilton Holding Corp	21,960	2,826,252
Road & Rail – 0.5%
TFI International Inc	17,988	2,429,999
Uber Technologies Inc*	21,055	1,270,038
		3,700,037
Semiconductor & Semiconductor Equipment – 20.6%
Advanced Micro Devices Inc*	11,947	1,443,078
Analog Devices Inc	8,974	1,906,616
Applied Materials Inc	6,637	1,079,375
ASML Holding NV	6,002	4,159,866
Broadcom Inc	140,358	32,540,599
KLA Corp	5,423	3,417,141
Lam Research Corp	37,273	2,692,229
Marvell Technology Inc	26,803	2,960,391
NVIDIA Corp	736,553	98,911,702
ON Semiconductor Corp*	23,569	1,486,026
		150,597,023
Software – 20.6%
Autodesk Inc*	30,730	9,082,866
Cadence Design Systems Inc*	23,571	7,082,143
Datadog Inc - Class A*	22,614	3,231,314
Dynatrace Inc*	75,775	4,118,371
Intuit Inc	7,879	4,951,952
Microsoft Corp	193,423	81,527,794
Oracle Corp	51,398	8,564,963
Palo Alto Networks Inc*	7,648	1,391,630
Procore Technologies Inc*	30,576	2,291,060
Salesforce.com Inc	31,325	10,472,887
ServiceNow Inc*	7,488	7,938,179
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | December 31, 2024

Janus Henderson VIT Research Portfolio
Schedule of Investments
December 31, 2024
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Software – (continued)
Synopsys Inc*	12,067	$5,856,839
Tyler Technologies Inc*	7,266	4,189,866
		150,699,864
Specialized Real Estate Investment Trusts (REITs) – 0.1%
Equinix Inc	770	726,025
Specialty Retail – 2.3%
O'Reilly Automotive Inc*	4,408	5,227,007
TJX Cos Inc	78,163	9,442,872
Wayfair Inc - Class A*	48,591	2,153,553
		16,823,432
Technology Hardware, Storage & Peripherals – 7.5%
Apple Inc	218,911	54,819,693
Textiles, Apparel & Luxury Goods – 0.3%
NIKE Inc - Class B	31,609	2,391,853
Trading Companies & Distributors – 0.4%
Ferguson Enterprises Inc	17,457	3,030,012
Wireless Telecommunication Services – 0.3%
T-Mobile US Inc	10,036	2,215,246
Total Common Stocks (cost $288,728,255)		731,860,831
Investment Companies – 0%
Money Markets – 0%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº,£ (cost $241,295)	241,247	241,295
Investments Purchased with Cash Collateral from Securities Lending – 0.2%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.3732%ºº,£	811,348	811,348
Time Deposits – 0.1%
Royal Bank of Canada, 4.3100%, 1/2/25	$202,837	202,837
Total Investments Purchased with Cash Collateral from Securities Lending (cost $1,014,185)		1,014,185
Total Investments (total cost $289,983,735) – 100.1%		733,116,311
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(623,227)
Net Assets – 100%		$732,493,084

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$720,805,963	98.3%
Netherlands	4,159,866	0.6
Canada	2,429,999	0.3
United Kingdom	2,127,369	0.3
Sweden	1,885,259	0.3
Belgium	1,707,855	0.2
Total	$733,116,311	100.0%
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 3

Janus Henderson VIT Research Portfolio
Schedule of Investments
December 31, 2024

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/24	Ending Shares	Dividend Income
Investment Companies - 0%
Money Markets - 0%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº
	$371,226	$40,300,109	$(40,430,048)	$8	$-	$241,295	241,247	$20,648
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.3732%ºº
	495,940	23,987,120	(23,671,712)	-	-	811,348	811,348	2,010 ∆
Total Affiliated Investments - 0.1%
	$867,166	$64,287,229	$(64,101,760)	$8	$-	$1,052,643	1,052,595	$22,658

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$978,027	$—	$(978,027)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | December 31, 2024

Janus Henderson VIT Research Portfolio
Notes to Schedule of Investments and Other Information

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of December 31, 2024.
#	Loaned security; a portion of the security is on loan at December 31, 2024.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of December 31, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$731,860,831	$-	$-
Investment Companies	-	241,295	-
Investments Purchased with Cash Collateral from Securities Lending	-	1,014,185	-
Total Assets	$731,860,831	$1,255,480	$-
Janus Aspen Series | 5

Janus Henderson VIT Research Portfolio
Statement of Assets and Liabilities
December 31, 2024

Assets:
Unaffiliated investments, at value (cost $288,931,092)(1)	$732,063,668
Affiliated investments, at value (cost $1,052,643)	1,052,643
Trustees' deferred compensation	20,275
Receivables:
Portfolio shares sold	1,270,813
Investments sold	157,106
Dividends	129,895
Foreign tax reclaims	18,797
Dividends from affiliates	1,020
Other assets	6,288
Total Assets	734,720,505
Liabilities:
Due to custodian	404
Collateral for securities loaned (Note 2)	1,014,185
Payables:
Portfolio shares repurchased	473,766
Advisory fees	426,720
Professional fees	61,785
12b-1 Distribution and shareholder servicing fees	43,573
Transfer agent fees and expenses	34,399
Trustees' deferred compensation fees	20,275
Affiliated portfolio administration fees payable	1,639
Trustees' fees and expenses	1,023
Accrued expenses and other payables	149,652
Total Liabilities	2,227,421
Net Assets	$732,493,084
Net Assets Consist of:
Capital (par value and paid-in surplus)	$234,004,894
Total distributable earnings (loss)	498,488,190
Total Net Assets	$732,493,084
Net Assets - Institutional Shares	$538,230,551
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	9,061,520
Net Asset Value Per Share	$59.40
Net Assets - Service Shares	$194,262,533
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	3,441,669
Net Asset Value Per Share	$56.44

(1)	Includes $978,027 of securities on loan. See Note 2 in Notes to Financial Statements.
See Notes to Financial Statements.
6  | December 31, 2024

Janus Henderson VIT Research Portfolio
Statement of Operations
For the year ended December 31, 2024

Investment Income:
Dividends	$4,195,231
Dividends from affiliates	20,648
Affiliated securities lending income, net	2,010
Unaffiliated securities lending income, net	461
Other income	1,168
Foreign tax withheld	(17,062)
Total Investment Income	4,202,456
Expenses:
Advisory fees	3,841,846
12b-1 Distribution and shareholder servicing fees:
Service Shares	454,067
Transfer agent administrative fees and expenses:
Institutional Shares	251,132
Service Shares	90,813
Other transfer agent fees and expenses:
Institutional Shares	8,502
Service Shares	1,866
Professional fees	60,749
Registration fees	24,480
Shareholder reports expense	24,183
Custodian fees	23,091
Affiliated portfolio administration fees	22,065
Trustees' fees and expenses	14,700
Other expenses	202,958
Total Expenses	5,020,452
Net Investment Income/(Loss)	(817,996)
Net Realized Gain/(Loss) on Investments:
Investments	57,714,372
Investments in affiliates	8
Total Net Realized Gain/(Loss) on Investments	57,714,380
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	144,095,219
Total Change in Unrealized Net Appreciation/Depreciation	144,095,219
Net Increase/(Decrease) in Net Assets Resulting from Operations	$200,991,603
See Notes to Financial Statements.
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Janus Henderson VIT Research Portfolio
Statements of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Operations:
Net investment income/(loss)	$(817,996)	$508,399
Net realized gain/(loss) on investments	57,714,380	27,042,218
Change in unrealized net appreciation/depreciation	144,095,219	158,899,374
Net Increase/(Decrease) in Net Assets Resulting from Operations	200,991,603	186,449,991
Dividends and Distributions to Shareholders:
Institutional Shares	(14,404,053)	(561,306)
Service Shares	(5,417,961)	(84,691)
Net Decrease from Dividends and Distributions to Shareholders	(19,822,014)	(645,997)
Capital Share Transactions:
Institutional Shares	(31,786,438)	(36,035,890)
Service Shares	(9,330,779)	(9,640,952)
Net Increase/(Decrease) from Capital Share Transactions	(41,117,217)	(45,676,842)
Net Increase/(Decrease) in Net Assets	140,052,372	140,127,152
Net Assets:
Beginning of period	592,440,712	452,313,560
End of period	$732,493,084	$592,440,712
See Notes to Financial Statements.
8  | December 31, 2024

Janus Henderson VIT Research Portfolio
Financial Highlights

Institutional Shares
For a share outstanding during the year ended December 31	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$45.15	$31.58	$56.31	$49.35	$40.79
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.03)	0.06	0.09	(0.01)	0.14
Net realized and unrealized gain/(loss)	15.85	13.57	(16.93)	9.73	12.20
Total from Investment Operations	15.82	13.63	(16.84)	9.72	12.34
Less Dividends and Distributions:
Dividends (from net investment income)	(0.02)	(0.06)	(0.06)	(0.05)	(0.18)
Distributions (from capital gains)	(1.55)	—	(7.83)	(2.71)	(3.60)
Total Dividends and Distributions	(1.57)	(0.06)	(7.89)	(2.76)	(3.78)
Net Asset Value, End of Period	$59.40	$45.15	$31.58	$56.31	$49.35
Total Return*	35.31%	43.17%	(29.89)%	20.33%	32.95%
Net Assets, End of Period (in thousands)	$538,231	$436,336	$334,877	$519,679	$474,525
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.67%	0.57%	0.56%	0.60%	0.60%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.67%	0.57%	0.56%	0.60%	0.60%
Ratio of Net Investment Income/(Loss)	(0.05)%	0.16%	0.24%	(0.01)%	0.33%
Portfolio Turnover Rate	27%	27%	30%	33%	33%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
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Financial Highlights

Service Shares
For a share outstanding during the year ended December 31	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$43.06	$30.17	$54.34	$47.78	$39.64
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.16)	(0.03)	— (2)	(0.13)	0.03
Net realized and unrealized gain/(loss)	15.09	12.94	(16.34)	9.41	11.80
Total from Investment Operations	14.93	12.91	(16.34)	9.28	11.83
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.02)	—	(0.01)	(0.09)
Distributions (from capital gains)	(1.55)	—	(7.83)	(2.71)	(3.60)
Total Dividends and Distributions	(1.55)	(0.02)	(7.83)	(2.72)	(3.69)
Net Asset Value, End of Period	$56.44	$43.06	$30.17	$54.34	$47.78
Total Return*	34.96%	42.81%	(30.06)%	20.05%	32.58%
Net Assets, End of Period (in thousands)	$194,263	$156,104	$117,437	$184,641	$172,198
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.92%	0.82%	0.81%	0.85%	0.85%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.92%	0.82%	0.81%	0.85%	0.85%
Ratio of Net Investment Income/(Loss)	(0.30)%	(0.09)%	(0.01)%	(0.26)%	0.08%
Portfolio Turnover Rate	27%	27%	30%	33%	33%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
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Janus Henderson VIT Research Portfolio
Notes to Financial Statements
1.
Organization and Significant Accounting Policies
Janus Henderson VIT Research Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 10 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks long-term growth of capital. The Portfolio is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Portfolio.
The Portfolio currently offers two classes of shares:  Institutional Shares and Service Shares. Each class represents an interest in the same portfolio of investments. Institutional Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans. Service Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants.
Shareholders, including participating insurance companies, as well as accounts, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (and which may differ from control as determined in accordance with
United States of America generally accepted accounting principles ("US GAAP")).
The Chief Financial Officer of the Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Portfolio operated as a single segment entity for the year ended December 31, 2024. The key indicator of performance of the Portfolio is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Portfolio and are in conformity with US GAAP.
Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of
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Notes to Financial Statements
such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2024 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Portfolio classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Portfolio bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
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Notes to Financial Statements
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).
The Portfolio may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Portfolio distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Other Investments and Strategies
Market Risk
The value of the Portfolio’s portfolio may decrease if the value of one or more issuers in the Portfolio’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Portfolio invests. If the value of the Portfolio’s portfolio decreases, the Portfolio’s NAV will also decrease, which means if you sell your shares in the Portfolio you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest,
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Janus Henderson VIT Research Portfolio
Notes to Financial Statements
financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Counterparties
Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Portfolio does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the
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Janus Henderson VIT Research Portfolio
Notes to Financial Statements
Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of December 31, 2024, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $978,027. Gross amounts of recognized liabilities for securities lending (collateral received) as of December 31, 2024 is $1,014,185, resulting in the net amount due to the counterparty of $36,158.
Offsetting Assets and Liabilities
The Portfolio presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Portfolio's Schedule of Investments.
3.
Investment Advisory Agreements and Other Transactions with Affiliates
The Portfolio pays the Adviser an investment advisory fee rate that may adjust up or down based on the Portfolio’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Portfolio consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Portfolio’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Portfolio’s average daily net assets based on the Portfolio’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of the Portfolio’s Service Shares for the performance measurement period is used to calculate the Performance Adjustment. The Portfolio’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.64%, and the Portfolio’s benchmark index used in the calculation is the Russell 1000® Growth Index. Effective May 1, 2020, the Core Growth Index was eliminated from the Performance Adjustment calculation for the Portfolio.
No Performance Adjustment is applied unless the difference between the Portfolio’s investment performance and the cumulative investment record of the Portfolio’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Portfolio outperforms or underperforms its benchmark index, up to the Portfolio’s full performance rate of ±5.00%. Because the Performance Adjustment is tied to a Portfolio’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Portfolio’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Portfolio’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net
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Notes to Financial Statements
assets during the performance measurement period for the Performance Adjustment). Performance of the Portfolio is calculated net of expenses whereas the Portfolio’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Portfolio and the Portfolio’s benchmark index.
The Portfolio’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the year ended December 31, 2024, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.56%.
The Adviser serves as administrator to the Portfolio pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Portfolio, including providing office space for the Portfolio, and is reimbursed by the Portfolio for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Portfolio pays for some or all of the salaries, fees, and expenses of the Adviser employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Portfolio. These amounts are disclosed as “Affiliated portfolio administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Portfolio. Total compensation of $42,433 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended December 31, 2024. The Portfolio's portion is reported as part of
“Other expenses” on the Statement of Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Portfolio’s transfer agent. The Transfer Agent receives an administrative services fee at an annual rate of 0.05% of the average daily net assets of the Portfolio for arranging for the provision by participating insurance companies and qualified plan service providers of administrative services, including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided on behalf of contract holders or plan participants investing in the Portfolio. The Transfer Agent expects to use this entire fee to compensate insurance companies and qualified plan service providers for providing these services to their customers who invest in the Portfolio.
The Transfer Agent is not compensated for internal services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Service Shares may pay the Trust’s distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Service Shares at an annual rate of up to 0.25% of the average daily net assets of the Service Shares. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to insurance companies and qualified plan service providers as compensation for distribution and/or shareholder services performed by such entities. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Portfolio as unrealized appreciation/(depreciation) and is included as of December 31, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended December 31, 2024 are included in “Trustees’ fees and expenses” on the Statement of
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Notes to Financial Statements
Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the year ended December 31, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Portfolio's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Portfolio to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended December 31, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
The Portfolio is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Portfolio and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Portfolio from or to another fund or account that is or could be considered an affiliate of the Portfolio under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended December 31, 2024, the Portfolio engaged in cross trades amounting to $862,200 in sales, resulting in a net realized gain of $614,057. The net realized gain is included within the “Net Realized Gain/(Loss) on Investments” section of the Portfolio’s Statement of
Operations.
4.
Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Portfolio must satisfy under the income tax regulations; (2) losses or deductions the Portfolio may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation. The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$907,322	$55,799,007	$-	$-	$(18,413)	$441,800,274
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Janus Henderson VIT Research Portfolio
Notes to Financial Statements
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, straddles, and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$291,316,037	$445,160,295	$(3,360,021)	$441,800,274
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended December 31, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$149,859	$19,672,155	$-	$-

For the year ended December 31, 2023
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$645,997	$-	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
5.
Capital Share Transactions
	Year ended December 31, 2024		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Institutional Shares:
Shares sold	349,576	$18,744,500	256,818	$9,980,899
Reinvested dividends and distributions	262,896	14,404,053	14,132	561,306
Shares repurchased	(1,215,525)	(64,934,991)	(1,209,129)	(46,578,095)
Net Increase/(Decrease)	(603,053)	$(31,786,438)	(938,179)	$(36,035,890)
Service Shares:
Shares sold	256,345	$12,841,025	313,786	$12,051,380
Reinvested dividends and distributions	103,912	5,417,961	2,233	84,691
Shares repurchased	(543,990)	(27,589,765)	(582,696)	(21,777,023)
Net Increase/(Decrease)	(183,733)	$(9,330,779)	(266,677)	$(9,640,952)
6.
Purchases and Sales of Investment Securities
For the year ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$181,782,810	$244,112,622	$-	$-
7.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2024 and through the date of issuance of the Portfolio's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements other than the following:
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Janus Henderson VIT Research Portfolio
Notes to Financial Statements
At a Joint Special Meeting of Shareholders of the Portfolio, held on December 20, 2024, and adjourned to February 18, 2025, shareholders voted affirmatively to reclassify the diversification status of the Portfolio from diversified to non-diversified and to eliminate a related fundamental investment restriction.
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Janus Henderson Research Portfolio
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Aspen Series and Shareholders of Janus Henderson VIT Research Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson VIT Research Portfolio (one of the portfolios constituting Janus Aspen Series, referred to hereafter as the "Portfolio") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
February 20, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
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Janus Henderson Research Portfolio
Designation Requirements (unaudited)
For federal income tax purposes, the Portfolio designated the following for the year ended December 31, 2024:
Section 163(j) Interest Dividend	1%
Capital Gain Distributions	$19,672,155
Dividends Received Deduction Percentage	100%
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Janus Henderson VIT Research Portfolio
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
At a Joint Special Meeting of Shareholders of the Janus Henderson VIT Research Portfolio, held on December 20, 2024, and adjourned to February 18, 2025, shareholders were asked to vote on the following proposal:
To reclassify the diversification status of the Portfolio from diversified to nondiversified and to eliminate a related fundamental investment restriction.
With respect to this proposal, shares were voted, in dollars, as follows:
For	Against	Abstain
$602,516,487	$50,149,910	$44,770,088
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Aspen Series. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
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Janus Henderson VIT Research Portfolio
Additional Information (unaudited)
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:  (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Portfolios:
• For Janus Henderson Balanced Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
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Janus Henderson VIT Research Portfolio
Additional Information (unaudited)
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Portfolio’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
• For Janus Henderson Forty Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Portfolio’s underperformance over various periods of time, while also noting that the Portfolio has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that 36-month end performance was not yet available because of the Portfolio’s inception date.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees considered the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Overseas Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
• For Janus Henderson Research Portfolio, the Trustees noted that the Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge
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Janus Henderson VIT Research Portfolio
Additional Information (unaudited)
peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Portfolio’s total expenses, net of applicable fee waivers (the Portfolio’s “total expenses”) as reflected in the comparative information provided by Broadridge:
• For Janus Henderson Balanced Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
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Janus Henderson VIT Research Portfolio
Additional Information (unaudited)
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Portfolio’s expenses.
• For Janus Henderson Forty Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Overseas Portfolio, the Trustees noted that, although the Portfolio’s total expenses exceeded the peer group average for one share class, overall the Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Portfolio’s expenses, although the limit did not apply because the Portfolio’s total expenses were already below the applicable fee limit.
• For Janus Henderson Research Portfolio, the Trustees noted that the Portfolio’s total expenses were below the peer group average for both share classes.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus
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Janus Henderson VIT Research Portfolio
Additional Information (unaudited)
Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees
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Additional Information (unaudited)
concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
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Notes
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This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Portfolios distributed by Janus Henderson Distributors US LLC
109-02-93078 02-25

Item 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 16 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a)    Not applicable.

(b)    Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)    Not applicable.

(b)    Not applicable.

Item 19 - Exhibits

(a)(1) Not applicable because the Registrant has posted its Code of Ethics (as defined in Item 2(b) of Form N-CSR) on its website pursuant to paragraph (f)(2) of Item 2 of Form N-CSR.

(a)(2) Not applicable.

(a)(3) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required under Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99CERT.

(b) A certification for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex99.906CERT.